UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2013

MFS® TECHNOLOGY PORTFOLIO

MFS® Variable Insurance Trust II

TKS-SEM

MFS® TECHNOLOGY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Technology Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Google, Inc., “A”	10.1%
Apple, Inc.	6.5%
Hewlett-Packard Co.	6.0%
Qualcomm, Inc.	4.9%
Amazon.com, Inc.	4.5%
Visa, Inc., “A”	4.5%
Oracle Corp.	4.5%
eBay, Inc.	3.4%
Microchip Technology, Inc.	3.4%
EMC Corp.	3.4%

Top five industries (i)
Computer Software - Systems (s)	20.6%
Internet	18.1%
Computer Software	12.5%
Electronics (s)	12.0%
Other Banks & Diversified Financials	7.9%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(s)	Includes securities sold short.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

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MFS Technology Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.08%	$1,000.00	$1,085.75	$5.59
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
Service Class	Actual	1.33%	$1,000.00	$1,084.53	$6.87
	Hypothetical (h)	1.33%	$1,000.00	$1,018.20	$6.66

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.11% of investment related expenses from short sale dividend and interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

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MFS Technology Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Broadcasting – 4.3%
Discovery Communications, Inc., “C” (a)	3,540	$246,596
News Corp., “A”	30,820	1,004,732
Time Warner, Inc.	7,140	412,835
Viacom, Inc., “B”	3,030	206,191
Walt Disney Co.	7,000	442,050

		$2,312,404

Brokerage & Asset Managers – 0.3%
IntercontinentalExchange, Inc. (a)	1,050	$186,648

Business Services – 5.0%
Accenture PLC, “A”	14,000	$1,007,440
Cognizant Technology Solutions Corp., “A” (a)	7,510	470,201
Fidelity National Information Services, Inc.	14,870	637,031
FleetCor Technologies, Inc. (a)	4,370	355,281
QIWI PLC, ADR	7,740	179,568

		$2,649,521

Computer Software – 12.5%
Autodesk, Inc. (a)	13,160	$446,650
CDW Corp. (a)	23,260	433,101
Citrix Systems, Inc. (a)	9,100	549,003
Microsoft Corp.	13,830	477,550
Oracle Corp. (s)	77,950	2,394,624
Qlik Technologies, Inc. (a)	14,750	416,983
Salesforce.com, Inc. (a)	29,000	1,107,220
Symantec Corp.	22,150	497,710
TIBCO Software, Inc. (a)	16,400	350,960

		$6,673,801

Computer Software – Systems – 20.9%
Apple, Inc. (s)	8,815	$3,491,445
EMC Corp.	76,770	1,813,307
FleetMatics Group PLC (a)	9,700	322,331
Guidewire Software, Inc. (a)	12,510	526,046
Hewlett-Packard Co.	129,710	3,216,808
International Business Machines Corp.	2,519	481,406
Model N, Inc. (a)	10,180	237,805
Qualys, Inc. (a)	10,010	161,361
Splunk, Inc. (a)	5,990	277,696
SS&C Technologies Holdings, Inc. (a)	9,740	320,446
Vantiv, Inc., “A” (a)	11,900	328,440

		$11,177,091

Consumer Services – 3.5%
Grand Canyon Education, Inc. (a)	2,870	$92,500
Priceline.com, Inc. (a)	2,172	1,796,526

		$1,889,026

Electrical Equipment – 1.6%
Amphenol Corp., “A”	9,450	$736,533
W.W. Grainger, Inc.	510	128,612

		$865,145

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – 12.8%
Aeroflex Holding Corp. (a)	51,220	$404,126
Altera Corp.	33,640	1,109,784
Freescale Semiconductor Ltd. (a)	29,690	402,300
JDS Uniphase Corp. (a)	100,320	1,442,602
Linear Technology Corp.	9,800	361,032
Mellanox Technologies Ltd. (a)	7,020	347,490
Microchip Technology, Inc.	49,350	1,838,287
NXP Semiconductors N.V. (a)	20,860	646,243
Ultratech, Inc. (a)	4,090	150,185
Veeco Instruments, Inc. (a)	4,330	153,369

		$6,855,418

Entertainment – 0.7%
AMC Networks, Inc., “A” (a)	5,410	$353,868

Internet – 18.1%
ChannelAdvisor Corp. (a)	11,220	$176,491
eBay, Inc. (a)	35,620	1,842,266
Facebook, Inc., “A “ (a)	31,460	782,096
Google, Inc., “A” (a)(s)	6,132	5,398,429
LinkedIn Corp., “A” (a)	1,801	321,118
Rackspace Hosting, Inc. (a)	2,300	87,147
Yahoo!, Inc. (a)	42,490	1,066,924

		$9,674,471

Network & Telecom – 7.2%
Finisar Corp. (a)	49,900	$845,805
Juniper Networks, Inc. (a)	18,640	359,938
Qualcomm, Inc.	43,000	2,626,440

		$3,832,183

Other Banks & Diversified Financials – 7.9%
MasterCard, Inc., “A”	3,135	$1,801,058
Visa, Inc., “A”	13,203	2,412,848

		$4,213,906

Specialty Stores – 4.5%
Amazon.com, Inc. (a)	8,701	$2,416,181

Total Common Stocks (Identified Cost, $47,495,227)		$53,099,663

MONEY MARKET FUNDS – 1.7%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	892,779	$892,779

Total Investments (Identified Cost, $48,388,006)		$53,992,442

Issuer/Expiration Date/Strike Price	Number of Contracts

CALL OPTIONS WRITTEN – 0.0%
Business Services – 0.0%
Accenture PLC – July 2013 @ $72.5	(19)	$(2,565)
Accenture PLC – July 2013 @ $75	(39)	(1,755)

		$(4,320)

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MFS Technology Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS WRITTEN – continued
Computer Software – Systems – 0.0%
Apple Inc. – July 2013 @ 470	(12)	$(204)

Total Call Options Written (Premium Received, $6,216)		$(4,524)

PUT OPTIONS WRITTEN – (0.1)%
Computer Software – Systems – 0.0%
Synaptics Inc. – July 2013 @ $37 (a)	(54)	$(4,050)

Network & Telecom – (0.1)%
Research In Motion Ltd. – July 2013 @ $13 (a)	(141)	$(37,083)

Total Put Options Written (Premium Received, $11,725)		$(41,133)

Issuer	Shares/Par

SECURITIES SOLD SHORT – (3.0)%
Business Services – (1.2)%
FactSet Research Systems, Inc.	(6,600)	$(672,804)

Computer Software – Systems – (0.4)%
Synaptics Inc.	(5,400)	$(208,224)

Electronics – (0.9)%
Texas Instruments, Inc.	(10,300)	$(359,161)
Xilinx, Inc.	(2,700)	(106,947)

		$(466,108)

Issuer	Shares/Par	Value ($)

SECURITIES SOLD SHORT – continued
Network & Telecom – (0.5)%
Research In Motion Ltd.	(25,600)	$(268,032)

Total Securities Sold Short (Proceeds Received, $1,645,577)		$(1,615,168)

OTHER ASSETS, LESS LIABILITIES – 2.1%		1,126,384

Net Assets – 100.0%		$53,458,001

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2013, the fund had cash collateral of $1,274,118 and other liquid securities with an aggregate value of $1,090,732 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $47,495,227)	$53,099,663
Underlying affiliated funds, at cost and value	892,779
Total investments, at value (identified cost, $48,388,006)	$53,992,442
Deposits with brokers	1,274,118
Receivables for
Investments sold	459,907
Fund shares sold	158,507
Dividends	28,607
Other assets	387
Total assets		$55,913,968
Liabilities
Payables for
Securities sold short, at value (proceeds received, $1,645,577)	$1,615,168
Investments purchased	747,316
Fund shares reacquired	6,245
Written options outstanding, at value (premiums received, $17,941)	45,657
Payable to affiliates
Investment adviser	4,548
Shareholder servicing costs	81
Distribution and/or service fees	1,106
Payable for independent Trustees’ compensation	243
Accrued expenses and other liabilities	35,603
Total liabilities		$2,455,967
Net assets		$53,458,001
Net assets consist of
Paid-in capital	$46,988,875
Unrealized appreciation (depreciation) on investments	5,607,129
Accumulated net realized gain (loss) on investments and foreign currency	952,972
Accumulated net investment loss	(90,975)
Net assets		$53,458,001
Shares of beneficial interest outstanding		6,363,030

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$12,925,285	1,500,490	$8.61
Service Class	40,532,716	4,862,540	8.34

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net Investment loss
Income
Dividends	$213,722
Interest	4,708
Dividends from underlying affiliated funds	195
Total investment income		$218,625
Expenses
Management fee	$183,788
Distribution and/or service fees	45,067
Shareholder servicing costs	2,550
Administrative services fee	8,726
Independent Trustees’ compensation	663
Custodian fee	7,111
Shareholder communications	2,532
Audit and tax fees	26,127
Legal fees	378
Dividend and interest expense on securities sold short	27,351
Miscellaneous	5,470
Total expenses		$309,763
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(161)
Net expenses		$309,600
Net investment loss		$(90,975)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,050,575
Written options	198,388
Securities sold short	(202,996)
Foreign currency	98
Net realized gain (loss) on investments and foreign currency		$1,046,065
Change in unrealized appreciation (depreciation)
Investments	$2,853,307
Written options	(27,716)
Securities sold short	142,980
Net unrealized gain (loss) on investments		$2,968,571
Net realized and unrealized gain (loss) on investments		$4,014,636
Change in net assets from operations		$3,923,661

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment loss	$(90,975)		$(251,579)
Net realized gain (loss) on investments and foreign currency	1,046,065		2,152,568
Net unrealized gain (loss) on investments	2,968,571		2,434,213
Change in net assets from operations	$3,923,661		$4,335,202
Change in net assets from fund share transactions	$4,504,921		$11,415,026
Total change in net assets	$8,428,582		$15,750,228
Net assets
At beginning of period	45,029,419		29,279,191
At end of period (including accumulated net investment loss of $90,975 and $0, respectively)	$53,458,001		$45,029,419

See Notes to Financial Statements

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MFS Technology Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$7.93		$6.92	$6.84	$5.67		$3.21		$6.54
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$(0.04)	$(0.05)	$ (0.00	)(w)	$ (0.00	)(w)	$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.69		1.05	0.13	1.17		2.46		(3.33)
Total from investment operations	$0.68		$1.01	$0.08	$1.17		$2.46		$(3.33)
Net asset value, end of period (x)	$8.61		$7.93	$6.92	$6.84		$5.67		$3.21
Total return (%) (k)(r)(s)(x)	8.58	(n)	14.60	1.17	20.63		76.64		(50.92)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.18	1.28	1.38		1.60		1.39
Expenses after expense reductions (f)	1.08	(a)	1.13	1.08	1.07		1.04		1.02
Net investment loss	(0.20	)(a)	(0.51)	(0.77)	(0.07)		(0.05)		(0.00	)(w)
Portfolio turnover	31	(n)	62	90	140		227		244
Net assets at end of period (000 omitted)	$12,925		$13,019	$14,598	$15,844		$14,542		$8,051
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.97	(a)	1.00	1.00	1.00		1.00		1.00

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$7.69		$6.73	$6.66	$5.54		$3.14		$6.42
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)		$(0.06)	$(0.08)	$ (0.00	)(w)	$(0.01)		$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	0.67		1.02	0.15	1.12		2.41		(3.26)
Total from investment operations	$0.65		$0.96	$0.07	$1.12		$2.40		$(3.28)
Net asset value, end of period (x)	$8.34		$7.69	$6.73	$6.66		$5.54		$3.14
Total return (%) (k)(r)(s)(x)	8.45	(n)	14.26	1.05	20.22		76.43		(51.09)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.48	1.53	1.63		1.85		1.62
Expenses after expense reductions (f)	1.33	(a)	1.42	1.33	1.32		1.29		1.27
Net investment loss	(0.43	)(a)	(0.74)	(1.13)	(0.04)		(0.32)		(0.29)
Portfolio turnover	31	(n)	62	90	140		227		244
Net assets at end of period (000 omitted)	$40,533		$32,010	$14,681	$5,652		$1,776		$990
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.22	(a)	1.25	1.25	1.25		1.25		1.25

See Notes to Financial Statements

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MFS Technology Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Nortel Networks Corp., the total returns for the year ended December 31, 2008 would have been lower by approximately 0.58%.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Technology Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Technology Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

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third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$53,099,663	$—	$—	$53,099,663
Mutual Funds	892,779	—	—	892,779
Total Investments	$53,992,442	$—	$—	$53,992,442
Short Sales	$(1,615,168)	$—	$—	$(1,615,168)

Other Financial Instruments
Written Options	$(45,657)	$—	$—	$(45,657)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Written Equity Options	$—	$(45,657)

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(338,842)	$198,388

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$72,084	$(27,716)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

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Notes to Financial Statements (unaudited) – continued

The following table represents the written option activity in the fund during the six months ended June 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	7,469	317,198
Options closed	(868)	(61,981)
Options exercised	(1,701)	(68,496)
Options expired	(4,635)	(168,780)
Outstanding, end of period	265	$17,941

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2013, this expense amounted to $27,351. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

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Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and straddle loss deferrals.

The fund declared no distributions for the year ended December 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$48,437,144
Gross appreciation	7,434,477
Gross depreciation	(1,879,179)
Net unrealized appreciation (depreciation)	$5,555,298

As of 12/31/12
Undistributed long-term capital gain	56,254
Other temporary differences	(212,780)
Net unrealized appreciation (depreciation)	2,701,991

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $69, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these

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Notes to Financial Statements (unaudited) – continued

participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $2,537, which equated to 0.0103% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0356% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $181 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $92, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $19,972,105 and $15,176,113, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	35,676	$303,500	183,167	$1,425,060
Service Class	912,926	7,412,390	2,570,116	19,344,946
	948,602	$7,715,890	2,753,283	$20,770,006
Shares reacquired
Initial Class	(176,392)	$(1,469,717)	(650,110)	$(4,988,560)
Service Class	(215,178)	(1,741,252)	(586,332)	(4,366,420)
	(391,570)	$(3,210,969)	(1,236,442)	$(9,354,980)
Net change
Initial Class	(140,716)	$(1,166,217)	(466,943)	$(3,563,500)
Service Class	697,748	5,671,138	1,983,784	14,978,526
	557,032	$4,504,921	1,516,841	$11,415,026

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

16

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Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $119 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	391,077	7,430,186	(6,928,484)	892,779

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$195	$892,779

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MFS Technology Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® INTERNATIONAL VALUE PORTFOLIO

MFS® Variable Insurance Trust II

FCG-SEM

MFS® INTERNATIONAL VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
KDDI Corp.	4.5%
Groupe Danone	3.7%
GlaxoSmithKline PLC	3.2%
Kao Corp.	3.0%
Roche Holding AG	2.8%
Nestle S.A.	2.5%
Japan Tobacco, Inc.	2.4%
HSBC Holdings PLC	2.4%
Royal Dutch Shell PLC, “A”	2.3%
Reckitt Benckiser Group PLC	2.2%

Equity sectors
Consumer Staples	20.5%
Financial Services	18.0%
Health Care	11.6%
Utilities & Communications	9.7%
Technology	8.5%
Special Products & Services	7.3%
Industrial Goods & Services	4.4%
Energy	4.3%
Leisure	3.4%
Basic Materials	2.4%
Transportation	1.9%
Retailing	1.8%
Autos & Housing	1.5%

Issuer country weightings (i)(x)
Japan	28.6%
United Kingdom	24.9%
Switzerland	12.1%
Germany	8.3%
France	6.1%
United States	4.7%
Netherlands	3.8%
Sweden	1.8%
Spain	1.7%
Other Countries	8.0%

Currency exposure weightings (i)(y)
British Pound Sterling	24.9%
Japanese Yen	24.4%
Euro	23.3%
Swiss Franc	12.1%
United States Dollar	7.8%
Swedish Krona	1.8%
Taiwan Dollar	1.4%
Danish Krone	1.3%
Norwegian Krone	1.1%
Other Currencies	1.9%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS International Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.96%	$1,000.00	$1,125.65	$5.06
	Hypothetical (h)	0.96%	$1,000.00	$1,020.03	$4.81
Service Class	Actual	1.20%	$1,000.00	$1,124.85	$6.32
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 95.3%
Aerospace – 1.0%
Cobham PLC	2,304,857	$9,212,672

Alcoholic Beverages – 2.0%
Heineken N.V.	281,406	$17,889,667

Automotive – 0.8%
USS Co. Ltd.	52,650	$6,683,439

Broadcasting – 1.8%
Fuji Television Network, Inc.	4,150	$8,384,189
Nippon Television Holdings, Inc.	420,800	7,696,423

		$16,080,612

Brokerage & Asset Managers – 1.5%
Computershare Ltd.	488,497	$4,558,721
Daiwa Securities Group, Inc.	759,000	6,374,743
IG Group Holdings PLC	316,429	2,799,716

		$13,733,180

Business Services – 7.3%
Amadeus IT Holding S.A.	474,872	$15,177,860
Brenntag AG	40,571	6,162,836
Bunzl PLC	623,327	12,166,189
Compass Group PLC	1,420,525	18,204,872
Nomura Research, Inc.	397,700	12,979,387

		$64,691,144

Chemicals – 1.2%
Givaudan S.A.	8,570	$11,060,113

Computer Software – 0.8%
OBIC Co. Ltd.	25,830	$6,758,303

Computer Software – Systems – 1.9%
Canon, Inc.	315,900	$10,375,324
Nintendo Co. Ltd.	36,900	4,352,995
Venture Corp. Ltd.	438,000	2,504,499

		$17,232,818

Construction – 0.7%
Geberit AG	25,797	$6,386,798

Consumer Products – 7.7%
Henkel KGaA, IPS	203,680	$19,112,566
Kao Corp.	779,400	26,522,232
KOSE Corp.	131,400	3,645,491
Reckitt Benckiser Group PLC	277,277	19,656,142

		$68,936,431

Containers – 0.4%
Brambles Ltd.	408,703	$3,478,244

Electrical Equipment – 1.7%
Legrand S.A.	230,553	$10,654,678
Spectris PLC	157,359	4,558,876

		$15,213,554

Electronics – 3.1%
ASM International N.V.	72,556	$2,438,410

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Halma PLC	781,938	$6,006,264
Hirose Electric Co. Ltd.	51,700	6,818,270
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	668,207	12,241,552

		$27,504,496

Energy – Independent – 0.5%
Cairn Energy PLC (a)	1,140,486	$4,373,890

Energy – Integrated – 3.8%
BP PLC	1,983,312	$13,758,581
Royal Dutch Shell PLC, “A”	638,452	20,373,766

		$34,132,347

Food & Beverages – 6.4%
Groupe Danone	435,054	$32,652,155
ITO EN Ltd.	98,200	2,273,313
Nestle S.A.	340,413	22,265,197

		$57,190,665

Food & Drug Stores – 1.3%
Lawson, Inc.	147,100	$11,227,536

Insurance – 6.5%
Amlin PLC	420,634	$2,522,544
Catlin Group Ltd.	428,905	3,256,496
Delta Lloyd N.V.	262,680	5,233,160
Euler Hermes	29,909	3,015,209
Hiscox Ltd.	671,314	5,831,370
ING Groep N.V. (a)	801,790	7,326,514
Jardine Lloyd Thompson Group PLC	281,105	3,896,525
Sony Financial Holdings, Inc.	432,700	6,836,468
Swiss Re Ltd.	130,765	9,686,613
Zurich Insurance Group AG	41,022	10,631,207

		$58,236,106

Leisure & Toys – 0.3%
Sankyo Co. Ltd.	53,100	$2,508,303

Machinery & Tools – 1.7%
Glory Ltd.	139,000	$3,259,871
Neopost S.A.	119,607	7,906,650
Schindler Holding AG	26,255	3,651,808

		$14,818,329

Major Banks – 3.7%
Bank of Ireland	7,906,770	$1,615,819
HSBC Holdings PLC	2,057,032	21,337,338
Sumitomo Mitsui Financial Group, Inc.	224,000	10,276,265

		$33,229,422

Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	116,600	$6,159,672

Medical Equipment – 0.5%
Nihon Kohden Corp.	108,500	$4,146,148

4

MFS International Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 2.7%
Ericsson, Inc., “B”	1,426,327	$16,153,880
Nokia Oyj (a)(l)	2,110,717	7,862,089

		$24,015,969

Other Banks & Diversified Financials – 4.1%
Chiba Bank Ltd.	474,000	$3,230,732
DnB NOR A.S.A.	688,991	9,953,666
Hachijuni Bank Ltd.	465,000	2,727,766
Joyo Bank Ltd.	668,000	3,657,229
Julius Baer Group Ltd.	112,271	4,362,782
Jyske Bank A.S. (a)	46,413	1,746,912
North Pacific Bank Ltd.	696,200	2,562,140
Sydbank A.S. (a)	75,632	1,502,208
UniCredit S.p.A.	1,319,667	6,180,442
Unione di Banche Italiane S.c.p.A.	248,357	899,348

		$36,823,225

Pharmaceuticals – 10.4%
Bayer AG	169,803	$18,108,495
GlaxoSmithKline PLC	1,127,457	28,205,392
Novartis AG	209,140	14,821,628
Roche Holding AG	100,787	24,973,443
Santen Pharmaceutical Co. Ltd.	147,500	6,350,323

		$92,459,281

Printing & Publishing – 1.3%
Pearson PLC	494,040	$8,772,032
United Business Media Ltd.	241,351	2,415,431

		$11,187,463

Real Estate – 2.2%
Deutsche Wohnen AG	480,519	$8,159,221
GSW Immobilien AG (l)	170,934	6,589,704
TAG Immobilien AG	435,860	4,743,363

		$19,492,288

Specialty Chemicals – 0.8%
Symrise AG	166,205	$6,710,664

Specialty Stores – 0.5%
Esprit Holdings Ltd.	2,951,958	$4,382,224

Telecommunications – Wireless – 7.5%
KDDI Corp.	775,400	$40,341,440
NTT DoCoMo, Inc.	6,350	9,866,253
Vodafone Group PLC	5,769,330	16,556,353

		$66,764,046

Telephone Services – 2.2%
China Unicom (Hong Kong) Ltd.	1,484,000	$1,953,616
Deutsche Telekom AG	368,900	4,304,320
Royal KPN N.V.	290,173	600,133
TDC A.S.	989,947	8,008,734
Telecom Italia S.p.A.	8,712,412	4,814,283

		$19,681,086

Tobacco – 4.4%
British American Tobacco PLC	340,808	$17,501,649
Japan Tobacco, Inc.	614,200	21,705,697

		$39,207,346

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Trucking – 1.9%
Yamato Holdings Co. Ltd.		809,500	$17,066,591

Total Common Stocks (Identified Cost, $726,951,511)			$848,674,072

Issuer/Expiration Date/Strike Price	Par Amount of Contracts

PUT OPTIONS PURCHASED – 0.3%
JPY Currency – June 2014 @ EUR 0.0071	JPY	960,031,205	$187,206
JPY Currency – January 2014 @ $0.0102	JPY	646,022,802	292,002
JPY Currency – December 2013 @ $0.0106	JPY	973,680,094	730,260
JPY Currency – April 2014 @ $0.0098	JPY	4,947,981,165	1,553,666

Total Put Options Purchased (Premiums Paid $1,213,792)			$2,763,134

CALL OPTIONS PURCHASED – 0.1%
EUR Currency – December 2013 @ JPY 124.50 (Premiums Paid, $176,799)	EUR	8,144,843	$665,393

Issuer	Shares/Par

MONEY MARKET FUNDS – 4.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)		36,133,474	$36,133,474

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)		315,572	$315,572

Total Investments (Identified Cost, $764,791,148)			$888,551,645

OTHER ASSETS, LESS LIABILITIES – 0.2%			1,781,252

Net Assets – 100.0%			$890,332,897

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

JPY	Japanese Yen

See Notes to Financial Statements

5

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $728,657,674)	$852,418,171
Underlying affiliated funds, at cost and value	36,133,474
Total investments, at value, including $291,581 of securities on loan (identified cost, $764,791,148)	$888,551,645
Foreign currency, at value (identified cost, $498,656)	493,815
Receivables for
Fund shares sold	1,034,247
Interest and dividends	2,855,146
Other assets	3,155
Total assets		$892,938,008
Liabilities
Payable for fund shares reacquired	$2,123,860
Collateral for securities loaned, at value	315,572
Payable to affiliates
Investment adviser	88,347
Shareholder servicing costs	389
Distribution and/or service fees	18,848
Payable for independent Trustees’ compensation	2,686
Accrued expenses and other liabilities	55,409
Total liabilities		$2,605,111
Net assets		$890,332,897
Net assets consist of
Paid-in capital	$753,471,180
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	123,697,257
Accumulated net realized gain (loss) on investments and foreign currency	(12,360,910)
Undistributed net investment income	25,525,370
Net assets		$890,332,897
Shares of beneficial interest outstanding		46,052,015

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$198,514,208	10,165,672	$19.53
Service Class	691,818,689	35,886,343	19.28

See Notes to Financial Statements

6

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$18,200,280
Interest	246,336
Dividends from underlying affiliated funds	23,268
Foreign taxes withheld	(1,296,263)
Total investment income		$17,173,621
Expenses
Management fee	$3,683,284
Distribution and/or service fees	781,289
Shareholder servicing costs	19,470
Administrative services fee	56,526
Independent Trustees’ compensation	8,800
Custodian fee	85,285
Shareholder communications	10,899
Audit and tax fees	27,610
Legal fees	6,132
Miscellaneous	17,682
Total expenses		$4,696,977
Fees paid indirectly	(9)
Reduction of expenses by investment adviser	(2,706)
Net expenses		$4,694,262
Net investment income		$12,479,359
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,271,528
Foreign currency	(416,796)
Net realized gain (loss) on investments and foreign currency		$9,854,732
Change in unrealized appreciation (depreciation)
Investments	$70,188,252
Translation of assets and liabilities in foreign currencies	(65,150)
Net unrealized gain (loss) on investments and foreign currency translation		$70,123,102
Net realized and unrealized gain (loss) on investments and foreign currency		$79,977,834
Change in net assets from operations		$92,457,193

See Notes to Financial Statements

7

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$12,479,359		$12,893,870
Net realized gain (loss) on investments and foreign currency	9,854,732		2,459,804
Net unrealized gain (loss) on investments and foreign currency translation	70,123,102		66,691,549
Change in net assets from operations	$92,457,193		$82,045,223
Distributions declared to shareholders
From net investment income	$—		$(7,900,234)
Change in net assets from fund share transactions	$74,067,326		$207,562,600
Total change in net assets	$166,524,519		$281,707,589
Net assets
At beginning of period	723,808,378		442,100,789
At end of period (including undistributed net investment income of $25,525,370 and $13,046,011, respectively)	$890,332,897		$723,808,378

See Notes to Financial Statements

8

MFS International Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.34		$15.16	$15.59	$14.51	$12.03	$18.68
Income (loss) from investment operations
Net investment income (d)	$0.30		$0.38	$0.36	$0.26	$0.25	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.89		2.05	(0.59)	1.05	2.64	(5.94)
Total from investment operations	$2.19		$2.43	$(0.23)	$1.31	$2.89	$(5.50)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.20)	$(0.23)	$(0.41)	$(0.16)
From net realized gain on investments	—		—	—	—	—	(0.99)
Total distributions declared to shareholders	$—		$(0.25)	$(0.20)	$(0.23)	$(0.41)	$(1.15)
Net asset value, end of period (x)	$19.53		$17.34	$15.16	$15.59	$14.51	$12.03
Total return (%) (k)(r)(s)(x)	12.63	(n)	16.16	(1.52)	9.11	25.37	(31.41)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.96	(a)	0.98	1.01	1.06	1.09	1.05
Expenses after expense reductions (f)	0.96	(a)	0.98	N/A	N/A	N/A	N/A
Net investment income	3.21	(a)	2.33	2.28	1.79	2.00	2.82
Portfolio turnover	5	(n)	16	16	28	49	44
Net assets at end of period (000 omitted)	$198,514		$182,382	$60,532	$68,356	$63,978	$57,968

Service Class	Six months ended 6/30/13 (unaudited)		Years ended 12/31
			2012	2011	2010	2009	2008

Net asset value, beginning of period	$17.14		$14.99	$15.43	$14.38	$11.91	$18.53
Income (loss) from investment operations
Net investment income (d)	$0.28		$0.38	$0.31	$0.20	$0.23	$0.39
Net realized and unrealized gain (loss) on investments and foreign currency	1.86		2.00	(0.58)	1.05	2.62	(5.87)
Total from investment operations	$2.14		$2.38	$(0.27)	$1.25	$2.85	$(5.48)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.17)	$(0.20)	$(0.38)	$(0.15)
From net realized gain on investments	—		—	—	—	—	(0.99)
Total distributions declared to shareholders	$—		$(0.23)	$(0.17)	$(0.20)	$(0.38)	$(1.14)
Net asset value, end of period (x)	$19.28		$17.14	$14.99	$15.43	$14.38	$11.91
Total return (%) (k)(r)(s)(x)	12.49	(n)	15.93	(1.78)	8.78	25.11	(31.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21	(a)	1.23	1.26	1.31	1.34	1.30
Expenses after expense reductions (f)	1.20	(a)	1.23	N/A	N/A	N/A	N/A
Net investment income	3.00	(a)	2.35	1.98	1.43	1.83	2.52
Portfolio turnover	5	(n)	16	16	28	49	44
Net assets at end of period (000 omitted)	$691,819		$541,427	$381,569	$325,202	$206,006	$179,067

See Notes to Financial Statements

9

MFS International Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth an approach for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

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MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$210,514,715	$44,271,829	$—	$254,786,544
United Kingdom	24,593,833	196,812,264	—	221,406,097
Switzerland	11,060,113	96,779,476	—	107,839,589
Germany	36,734,872	37,156,297	—	73,891,169
France	35,667,363	18,561,328	—	54,228,691
Netherlands	—	33,487,884	—	33,487,884
Sweden	16,153,880	—	—	16,153,880
Spain	15,177,860	—	—	15,177,860
Taiwan	12,241,552	—	—	12,241,552
Other Countries	8,695,609	50,765,197	—	59,460,806
Purchased Currency Options	—	3,428,527	—	3,428,527
Mutual Funds	36,449,046	—	—	36,449,046
Total Investments	$407,288,843	$481,262,802	$—	$888,551,645

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $49,963,982 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $302,060,304 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$0
Realized gain (loss)	(1,294,039)
Change in unrealized appreciation (depreciation)	1,294,039
Disposition of worthless securities	0
Balance as of 6/30/13	$—

12

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$3,428,527

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$1,067,194

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	$1,934,412

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

13

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $291,581 and a related liability of $315,572 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

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MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$7,900,234

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$766,108,149
Gross appreciation	150,056,227
Gross depreciation	(27,612,731)
Net unrealized appreciation (depreciation)	$122,443,496

As of 12/31/12
Undistributed ordinary income	13,072,947
Capital loss carryforwards	(20,898,640)
Other temporary differences	(25,026)
Net unrealized appreciation (depreciation)	52,255,243

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,584,443)
12/31/17	(18,221,256)
12/31/18	(1,092,941)
Total	$(20,898,640)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,091,327
Service Class	—	6,808,907
Total	$—	$7,900,234

15

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,177, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $19,429, which equated to 0.0047% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $41.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0138% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,033 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,529, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $122,539,368 and $42,447,561, respectively.

16

MFS International Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	967,417	$18,226,726	7,497,848	$125,694,409
Service Class	6,619,731	123,876,610	10,941,466	175,785,767
	7,587,148	$142,103,336	18,439,314	$301,480,176
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	66,342	$1,091,327
Service Class	—	—	418,238	6,808,907
	—	$—	484,580	$7,900,234
Shares reacquired
Initial Class	(1,316,756)	$(24,801,852)	(1,042,544)	$(17,035,479)
Service Class	(2,314,275)	(43,234,158)	(5,227,172)	(84,782,331)
	(3,631,031)	$(68,036,010)	(6,269,716)	$(101,817,810)
Net change
Initial Class	(349,339)	$(6,575,126)	6,521,646	$109,750,257
Service Class	4,305,456	80,642,452	6,132,532	97,812,343
	3,956,117	$74,067,326	12,654,178	$207,562,600

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 7%, 3%, and 2%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,973 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	31,817,466	101,148,539	(96,832,531)	36,133,474

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$23,268	$36,133,474

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MFS International Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

WGO-SEM

MFS® GLOBAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	2.8%
LVMH Moet Hennessy Louis Vuitton S.A.	2.7%
Google, Inc., “A”	2.4%
Pernod Ricard S.A.	2.2%
Danaher Corp.	2.2%
Compass Group PLC	2.1%
Schlumberger Ltd.	2.0%
United Technologies Corp.	2.0%
Procter & Gamble Co.	1.8%
Colgate-Palmolive Co.	1.8%

Equity sectors
Consumer Staples	15.3%
Technology	12.9%
Industrial Goods & Services	12.8%
Retailing	10.8%
Health Care	10.6%
Financial Services	10.0%
Special Products & Services	7.8%
Leisure	6.1%
Basic Materials	5.2%
Energy	4.9%
Transportation	2.5%
Autos & Housing	0.5%

Issuer country weightings (x)
United States	53.0%
United Kingdom	11.8%
France	11.5%
Switzerland	6.4%
Germany	4.0%
Brazil	3.6%
Taiwan	1.5%
South Korea	1.2%
Spain	1.1%
Other Countries	5.9%

Currency exposure weightings (y)
United States Dollar	54.0%
Euro	17.7%
British Pound Sterling	11.8%
Swiss Franc	6.4%
Brazilian Real	3.6%
Taiwan Dollar	1.5%
South Korean Won	1.2%
Japanese Yen	1.1%
Hong Kong Dollar	1.1%
Other Currencies	1.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.19%	$1,000.00	$1,046.77	$6.04
	Hypothetical (h)	1.19%	$1,000.00	$1,018.89	$5.96
Service Class	Actual	1.44%	$1,000.00	$1,045.28	$7.30
	Hypothetical (h)	1.44%	$1,000.00	$1,017.65	$7.20

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Aerospace – 3.8%
Precision Castparts Corp.	2,665	$602,314
Rolls-Royce Holdings PLC	27,332	472,909
United Technologies Corp.	12,500	1,161,750

		$2,236,973

Alcoholic Beverages – 4.3%
Diageo PLC	27,988	$802,786
Heineken N.V.	6,341	403,113
Pernod Ricard S.A.	11,818	1,310,469

		$2,516,368

Apparel Manufacturers – 5.8%
Cia.Hering S.A.	24,600	$345,074
Compagnie Financiere Richemont S.A.	4,667	409,397
Li & Fung Ltd.	459,600	626,739
LVMH Moet Hennessy Louis Vuitton S.A.	9,910	1,595,870
NIKE, Inc., “B”	7,040	448,307

		$3,425,387

Automotive – 0.5%
Johnson Controls, Inc.	8,350	$298,847

Broadcasting – 4.2%
Discovery Communications, Inc., “A” (a)	4,570	$352,850
Publicis Groupe S.A.	5,864	415,819
Time Warner, Inc.	10,500	607,110
Viacom, Inc., “B”	4,550	309,628
Walt Disney Co.	12,360	780,534

		$2,465,941

Brokerage & Asset Managers – 2.2%
BM&F Bovespa S.A.	75,300	$417,105
Charles Schwab Corp.	14,210	301,678
Franklin Resources, Inc.	4,353	592,095

		$1,310,878

Business Services – 7.8%
Accenture PLC, “A”	13,240	$952,750
Brenntag AG	3,769	572,520
Cognizant Technology Solutions Corp., “A” (a)	7,980	499,628
Compass Group PLC	95,190	1,219,916
Experian Group Ltd.	25,893	449,102
Intertek Group PLC	7,488	333,662
LPS Brasil – Consultoria de Imoveis S.A.	38,200	309,866
Verisk Analytics, Inc., “A” (a)	4,370	260,889

		$4,598,333

Chemicals – 0.5%
Monsanto Co.	3,273	$323,372

Computer Software – 2.4%
Autodesk, Inc. (a)	11,510	$390,649
Dassault Systems S.A.	2,372	290,164

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Oracle Corp.	24,510	$752,947

		$1,433,760

Computer Software – Systems – 3.2%
Apple, Inc.	985	$390,139
EMC Corp.	42,560	1,005,267
International Business Machines Corp.	2,462	470,513

		$1,865,919

Consumer Products – 5.3%
Colgate-Palmolive Co.	18,666	$1,069,375
Procter & Gamble Co.	14,120	1,087,099
Reckitt Benckiser Group PLC	13,589	963,323

		$3,119,797

Electrical Equipment – 8.2%
Amphenol Corp., “A”	4,770	$371,774
Danaher Corp.	20,300	1,284,990
Legrand S.A.	10,660	492,637
Mettler-Toledo International, Inc. (a)	3,319	667,783
Schneider Electric S.A.	5,896	425,074
Sensata Technologies Holding B.V. (a)	23,360	815,264
W.W. Grainger, Inc.	3,216	811,011

		$4,868,533

Electronics – 3.8%
Microchip Technology, Inc.	25,110	$935,348
Samsung Electronics Co. Ltd.	357	419,504
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	46,958	860,271

		$2,215,123

Energy – Independent – 1.3%
Occidental Petroleum Corp.	8,850	$789,686

Energy – Integrated – 0.6%
BG Group PLC	21,185	$361,564

Food & Beverages – 5.7%
Groupe Danone	22,257	$1,670,457
M. Dias Branco S.A. Industria e Comercio de Alimentos	7,800	291,886
Mead Johnson Nutrition Co., “A”	5,050	400,112
Nestle S.A.	8,284	541,827
PepsiCo, Inc.	5,420	443,302

		$3,347,584

Food & Drug Stores – 2.0%
CVS Caremark Corp.	15,140	$865,705
Sundrug Co. Ltd.	7,800	331,095

		$1,196,800

General Merchandise – 1.9%
Dollarama, Inc.	7,590	$531,235
Lojas Renner S.A.	9,400	269,402

4

MFS Global Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – continued
Target Corp.	4,330	$298,164

		$1,098,801

Internet – 3.5%
Google, Inc., “A” (a)	1,625	$1,430,601
NHN Corp.	1,156	294,565
Yahoo Japan Corp.	676	334,042

		$2,059,208

Machinery & Tools – 0.8%
Schindler Holding AG	3,280	$456,215

Major Banks – 1.7%
HSBC Holdings PLC	25,801	$267,631
Standard Chartered PLC	33,426	721,661

		$989,292

Medical & Health Technology & Services – 2.0%
Express Scripts Holding Co. (a)	13,940	$859,959
Fresenius Medical Care AG & Co. KGaA	4,352	308,328

		$1,168,287

Medical Equipment – 5.8%
DENTSPLY International, Inc.	21,070	$863,027
Essilor International S.A.	2,923	310,998
Sonova Holding AG	7,237	767,717
Thermo Fisher Scientific, Inc.	11,100	939,393
Waters Corp. (a)	5,430	543,272

		$3,424,407

Metals & Mining – 1.1%
Rio Tinto Ltd.	15,530	$636,521

Oil Services – 3.0%
National Oilwell Varco, Inc.	4,630	$319,007
Saipem S.p.A.	14,960	242,050
Schlumberger Ltd.	16,660	1,193,856

		$1,754,913

Other Banks & Diversified Financials – 6.1%
Credicorp Ltd.	2,965	$379,401
HDFC Bank Ltd.	36,336	409,372
Itau Unibanco Holding S.A., ADR	35,126	453,828
Julius Baer Group Ltd.	17,138	665,972
MasterCard, Inc., “A”	888	510,156
Sberbank of Russia, ADR	20,203	230,112
Visa, Inc., “A”	5,359	979,357

		$3,628,198

Pharmaceuticals – 2.8%
Allergan, Inc.	3,582	$301,748
Bayer AG	4,895	522,023
Johnson & Johnson	9,350	802,791

		$1,626,562

Railroad & Shipping – 1.6%
Kuehne & Nagel, Inc. AG	8,630	$946,188

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Restaurants – 1.9%
McDonald’s Corp.	7,860	$778,140
Whitbread PLC	7,505	349,982

		$1,128,122

Specialty Chemicals – 3.6%
Croda International PLC	10,292	$388,833
L’Air Liquide S.A.	2,172	267,203
Linde AG	3,658	681,135
Praxair, Inc.	4,404	507,165
Symrise AG	7,373	297,691

		$2,142,027

Specialty Stores – 1.1%
Industria de Diseno Textil S.A.	5,405	$667,239

Trucking – 0.9%
Expeditors International of Washington, Inc.	13,920	$529,099

Total Common Stocks (Identified Cost, $51,384,168)		$58,629,944

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	351,735	$351,735

Total Investments (Identified Cost, $51,735,903)		$58,981,679

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(6,575)

Net Assets – 100.0%		$58,975,104

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $51,384,168)	$58,629,944
Underlying affiliated funds, at cost and value	351,735
Total investments, at value (identified cost, $51,735,903)	$58,981,679
Foreign currency, at value (identified cost, $3,231)	3,209
Receivables for
Investments sold	5,124
Interest and dividends	107,159
Other assets	498
Total assets		$59,097,669
Liabilities
Payables for
Investments purchased	$5,123
Fund shares reacquired	55,077
Payable to affiliates
Investment adviser	6,022
Shareholder servicing costs	27
Distribution and/or service fees	79
Payable for independent Trustees’ compensation	534
Accrued expenses and other liabilities	55,703
Total liabilities		$122,565
Net assets		$58,975,104
Net assets consist of
Paid-in capital	$54,973,482
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,244,604
Accumulated net realized gain (loss) on investments and foreign currency	(3,933,437)
Undistributed net investment income	690,455
Net assets		$58,975,104
Shares of beneficial interest outstanding		3,138,223

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$56,101,731	2,984,538	$18.80
Service Class	2,873,373	153,685	18.70

See Notes to Financial Statements

6

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$693,949
Interest	4,802
Dividends from underlying affiliated funds	225
Foreign taxes withheld	(42,863)
Total investment income		$656,113
Expenses
Management fee	$275,500
Distribution and/or service fees	3,837
Shareholder servicing costs	1,639
Administrative services fee	9,401
Independent Trustees’ compensation	1,469
Custodian fee	33,403
Shareholder communications	3,797
Audit and tax fees	33,389
Legal fees	518
Miscellaneous	5,834
Total expenses		$368,787
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(200)
Net expenses		$368,586
Net investment income		$287,527
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$3,125,453
Foreign currency	(6,079)
Net realized gain (loss) on investments and foreign currency		$3,119,374
Change in unrealized appreciation (depreciation)
Investments	$(548,845)
Translation of assets and liabilities in foreign currencies	(805)
Net unrealized gain (loss) on investments and foreign currency translation		$(549,650)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,569,724
Change in net assets from operations		$2,857,251

See Notes to Financial Statements

7

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$287,527	$411,150
Net realized gain (loss) on investments and foreign currency	3,119,374	2,479,819
Net unrealized gain (loss) on investments and foreign currency translation	(549,650)	8,178,684
Change in net assets from operations	$2,857,251	$11,069,653
Distributions declared to shareholders
From net investment income	$—	$(430,008)
Change in net assets from fund share transactions	$(4,333,991)	$(9,597,983)
Total change in net assets	$(1,476,740)	$1,041,662
Net assets
At beginning of period	60,451,844	59,410,182
At end of period (including undistributed net investment income of $690,455 and $402,928, respectively)	$58,975,104	$60,451,844

See Notes to Financial Statements

8

MFS Global Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.96		$15.11	$16.26	$14.65	$10.62	$17.54
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.11	$0.11	$0.10	$0.10	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		2.86	(1.15)	1.62	4.07	(6.90)
Total from investment operations	$0.84		$2.97	$(1.04)	$1.72	$4.17	$(6.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.11)	$(0.11)	$(0.14)	$(0.15)
Net asset value, end of period (x)	$18.80		$17.96	$15.11	$16.26	$14.65	$10.62
Total return (%) (k)(r)(s)(x)	4.68 (n	)	19.72	(6.38)	11.80	39.81	(38.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.19	(a)	1.19	1.22	1.19	1.34	1.25
Expenses after expense reductions (f)	1.19	(a)	1.19	N/A	N/A	N/A	N/A
Net investment income	0.95	(a)	0.68	0.72	0.66	0.85	0.90
Portfolio turnover	17	(n)	40	36	61	76	81
Net assets at end of period (000 omitted)	$56,102		$57,300	$56,309	$71,546	$75,171	$62,289

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.89		$15.04	$16.18	$14.58	$10.55	$17.42
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.07	$0.08	$0.06	$0.07	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	0.75		2.86	(1.16)	1.62	4.05	(6.86)
Total from investment operations	$0.81		$2.93	$(1.08)	$1.68	$4.12	$(6.76)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)	$(0.08)	$(0.09)	$(0.11)
Net asset value, end of period (x)	$18.70		$17.89	$15.04	$16.18	$14.58	$10.55
Total return (%) (k)(r)(s)(x)	4.53	(n)	19.49	(6.67)	11.53	39.43	(39.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.44	(a)	1.44	1.47	1.44	1.59	1.49
Expenses after expense reductions (f)	1.44	(a)	1.44	N/A	N/A	N/A	N/A
Net investment income	0.69	(a)	0.44	0.49	0.42	0.58	0.67
Portfolio turnover	17	(n)	40	36	61	76	81
Net assets at end of period (000 omitted)	$2,873		$3,152	$3,101	$4,098	$5,002	$4,670

See Notes to Financial Statements

9

MFS Global Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Global Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a

11

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$30,898,451	$—	$—	$30,898,451
United Kingdom	267,630	6,700,260	—	6,967,890
France	3,582,088	3,196,603	—	6,778,691
Switzerland	767,717	3,019,599	—	3,787,316
Germany	1,094,544	1,287,154	—	2,381,698
Brazil	2,087,161	—	—	2,087,161
Taiwan	860,271	—	—	860,271
South Korea	419,503	294,565	—	714,068
Spain	667,239	—	—	667,239
Other Countries	1,881,216	1,605,943	—	3,487,159
Mutual Funds	351,735	—	—	351,735
Total Investments	$42,877,555	$16,104,124	$—	$58,981,679

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $839,518 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $8,404,805 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the

12

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$430,008

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$51,756,658
Gross appreciation	9,908,565
Gross depreciation	(2,683,544)
Net unrealized appreciation (depreciation)	$7,225,021

As of 12/31/12
Undistributed ordinary income	402,928
Capital loss carryforwards	(7,032,057)
Other temporary differences	(367)
Net unrealized appreciation (depreciation)	7,773,867

13

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,708,730)
12/31/17	(5,323,327)
Total	$(7,032,057)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$414,299
Service Class	—	15,709
Total	$—	$430,008

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $2 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $83, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $1,637, which equated to

14

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

0.0053% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0307% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $236 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $117, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $10,100,694 and $14,357,753, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	12,913	$243,471	26,437	$433,659
Service Class	4,844	90,432	26,595	450,556
	17,757	$333,903	53,032	$884,215
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	24,838	$414,299
Service Class	—	—	945	15,709
	—	$—	25,783	$430,008
Shares reacquired
Initial Class	(218,231)	$(4,152,067)	(588,888)	$(9,932,676)
Service Class	(27,337)	(515,827)	(57,532)	(979,530)
	(245,568)	$(4,667,894)	(646,420)	$(10,912,206)
Net change
Initial Class	(205,318)	$(3,908,596)	(537,613)	$(9,084,718)
Service Class	(22,493)	(425,395)	(29,992)	(513,265)
	(227,811)	$(4,333,991)	(567,605)	$(9,597,983)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and

15

MFS Global Growth Portfolio

Notes to Financial Statements (unaudited) – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $155 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	207,579	5,001,231	(4,857,075)	351,735

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$225	$351,735

16

MFS Global Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® BOND PORTFOLIO

MFS® Variable Insurance Trust II

BDS-SEM

MFS® BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	68.3%
High Yield Corporates	17.4%
Emerging Markets Bonds	5.9%
Commercial Mortgage-Backed Securities	0.9%
Collateralized Debt Obligations	0.4%
Non-U.S. Government Bonds	0.4%
Asset-Backed Securities (o)	0.0%
Mortgage-Backed Securities (o)	0.0%

Composition including fixed income credit quality (a)(i)
AAA (o)	0.0%
AA	0.4%
A	15.5%
BBB	58.3%
BB	16.3%
B	2.5%
CCC	0.1%
C	0.1%
D	0.1%
Federal Agencies (o)	0.0%
Not Rated (o)	0.0%
Cash & Other	6.7%

Portfolio facts (i)
Average Duration (d)	5.2
Average Effective Maturity (m)	7.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.67%	$1,000.00	$974.92	$3.28
	Hypothetical (h)	0.67%	$1,000.00	$1,021.47	$3.36
Service Class	Actual	0.92%	$1,000.00	$973.84	$4.50
	Hypothetical (h)	0.92%	$1,000.00	$1,020.23	$4.61

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 92.1%
Aerospace – 0.3%
BE Aerospace, Inc., 5.25%, 2022	$773,000	$769,135

Airlines – 0.1%
Continental Airlines, Inc., 7.25%, 2021	$319,259	$373,533

Apparel Manufacturers – 0.7%
PVH Corp., 7.375%, 2020	$1,702,000	$1,846,670
PVH Corp., 4.5%, 2022	190,000	182,400

		$2,029,070

Asset-Backed & Securitized – 1.4%
Anthracite Ltd., “A”, CDO, FRN, 0.553%, 2019 (z)	$231,203	$229,284
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	295,720	142,802
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	319,653	319,845
Commercial Mortgage Acceptance Corp., FRN, 2.116%, 2030 (i)	543,247	19,286
Falcon Franchise Loan LLC, FRN, 11.464%, 2025 (i)(z)	210,259	31,539
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	311,254	312,810
GMAC LLC, FRN, 8.388%, 2034 (d)(n)(q)	524,002	338,980
Greenwich Capital Commercial Funding Corp., FRN, 6.056%, 2038	350,000	382,428
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	1,195,039	1,337,363
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.62%, 2042 (n)	765,072	130,106
KKR Financial CLO Ltd., “C”, FRN, 1.725%, 2021 (n)	505,395	487,706
Lehman Brothers Commercial Conduit Mortgage Trust, FRN, 1.176%, 2030 (i)	563,940	11,195
Morgan Stanley Capital I, Inc., FRN, 1.117%, 2030 (i)(n)	1,329,217	39,201
Spirit Master Funding LLC, 5.05%, 2023 (z)	289,071	289,938

		$4,072,483

Automotive – 5.3%
American Honda Finance Corp., 2.125%, 2017 (n)	$1,672,000	$1,690,981
Delphi Corp., 6.125%, 2021	1,271,000	1,385,390
Ford Motor Credit Co. LLC, 4.207%, 2016	560,000	585,003
Ford Motor Credit Co. LLC, 3.984%, 2016	638,000	668,388
General Motors Financial Co., 2.75%, 2016 (z)	170,000	167,238
Harley Davidson Financial Services, 1.15%, 2015 (n)	607,000	605,918
Harley-Davidson Financial Services, 3.875%, 2016 (n)	1,061,000	1,124,971
Harley-Davidson Financial Services, 2.7%, 2017 (n)	942,000	954,515
Hyundai Capital America, 2.125%, 2017 (n)	496,000	479,523
Lear Corp., 8.125%, 2020	1,898,000	2,078,310

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Lear Corp., 4.75%, 2023 (n)	$75,000	$71,250
Nissan Motor Acceptance Corp., 1.95%, 2017 (n)	908,000	902,094
TRW Automotive, Inc., 4.5%, 2021 (n)	940,000	937,650
TRW Automotive, Inc., 7.25%, 2017 (n)	1,613,000	1,826,720
Volkswagen International Finance N.V., 1.15%, 2015 (n)	1,895,000	1,899,434
Volkswagen International Finance N.V., 2.375%, 2017 (n)	500,000	507,564

		$15,884,949

Biotechnology – 1.1%
Life Technologies Corp., 6%, 2020	$2,997,000	$3,376,327

Broadcasting – 1.9%
CBS Corp., 8.875%, 2019	$760,000	$979,445
CBS Corp., 5.75%, 2020	440,000	499,059
Discovery Communications, Inc., 4.875%, 2043	584,000	539,853
News America, Inc., 8.5%, 2025	770,000	979,730
Omnicom Group, Inc., 3.625%, 2022	1,283,000	1,237,429
SES S.A., 3.6%, 2023 (n)	585,000	568,725
WPP Finance, 8%, 2014	366,000	394,991
WPP Finance, 3.625%, 2022	404,000	381,185

		$5,580,417

Brokerage & Asset Managers – 0.4%
Franklin Resources, Inc., 1.375%, 2017	$374,000	$362,817
TD Ameritrade Holding Co., 4.15%, 2014	855,000	895,203

		$1,258,020

Building – 1.2%
Mohawk Industries, Inc., 6.375%, 2016	$2,090,000	$2,307,147
Mohawk Industries, Inc., 3.85%, 2023	999,000	958,729
Owens Corning, Inc., 6.5%, 2016	451,000	503,445

		$3,769,321

Business Services – 1.0%
Fidelity National Information Services, Inc., 2%, 2018	$135,000	$130,296
Fidelity National Information Services, Inc., 5%, 2022	1,270,000	1,277,938
Fidelity National Information Services, Inc., 3.5%, 2023	416,000	375,718
Tencent Holdings Ltd., 3.375%, 2018 (n)	1,273,000	1,268,183

		$3,052,135

Cable TV – 3.4%
CCO Holdings LLC, 5.25%, 2022	$1,894,000	$1,799,300
Comcast Corp., 4.65%, 2042	628,000	602,208
Cox Communications, Inc., 6.25%, 2018 (n)	261,000	305,139
DIRECTV Holdings LLC, 5.875%, 2019	490,000	551,445
DIRECTV Holdings LLC, 6.375%, 2041	690,000	721,102
DIRECTV Holdings LLC, 5.15%, 2042	750,000	669,056

4

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
Lynx I Corp., 5.375%, 2021 (n)	$275,000	$276,375
Myriad International Holdings B.V., 6.375%, 2017 (n)	586,000	641,670
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	578,000	562,543
Time Warner Cable, Inc., 8.25%, 2019	850,000	1,023,395
Time Warner Cable, Inc., 5%, 2020	354,000	369,534
Time Warner Cable, Inc., 4.5%, 2042	1,002,000	777,035
Time Warner Entertainment Co. LP, 8.375%, 2033	266,000	313,512
Videotron Ltee, 5%, 2022	1,555,000	1,516,125

		$10,128,439

Chemicals – 1.8%
Ashland, Inc., 3.875%, 2018 (n)	$375,000	$371,250
Ashland, Inc., 4.75%, 2022 (n)	698,000	691,020
CF Industries, Inc., 3.45%, 2023	62,000	59,583
Dow Chemical Co., 8.55%, 2019	936,000	1,194,220
LyondellBasell Industries N.V., 5%, 2019	1,614,000	1,756,187
LyondellBasell Industries N.V., 6%, 2021	1,256,000	1,411,375

		$5,483,635

Computer Software – 0.0%
Seagate Technology HDD Holdings, 6.8%, 2016	$27,000	$29,901
Verisign, Inc., 4.625%, 2023 (n)	30,000	29,100

		$59,001

Conglomerates – 0.9%
Ingersoll-Rand Global Holding Co., Ltd., 5.75%, 2043 (n)	$567,000	$576,204
Pentair Finance S.A., 1.35%, 2015	702,000	703,125
Roper Industries, Inc., 1.85%, 2017	1,171,000	1,152,444
Roper Industries, Inc., 2.05%, 2018	233,000	228,524

		$2,660,297

Consumer Products – 1.5%
Avon Products, Inc., 5%, 2023	$1,380,000	$1,371,702
Mattel, Inc., 1.7%, 2018	393,000	383,876
Mattel, Inc., 5.45%, 2041	630,000	648,554
Newell Rubbermaid, Inc., 2.05%, 2017	589,000	577,200
Newell Rubbermaid, Inc., 4.7%, 2020	501,000	535,043
Tupperware Brands Corp., 4.75%, 2021	847,000	859,053

		$4,375,428

Consumer Services – 0.5%
Experian Finance PLC, 2.375%, 2017 (n)	$807,000	$799,542
Service Corp. International, 7%, 2019	450,000	475,875
Service Corp. International, 5.375%, 2022 (z)	170,000	169,575

		$1,444,992

Containers – 0.9%
Ball Corp., 5%, 2022	$576,000	$573,120
Ball Corp., 4%, 2023	430,000	397,750
Crown Americas LLC, 4.5%, 2023 (n)	645,000	607,913

Issuer	Shares/Par	Value ($)

BONDS – continued
Containers – continued
Greif, Inc., 6.75%, 2017	$1,136,000	$1,249,600

		$2,828,383

Defense Electronics – 0.5%
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	$1,358,000	$1,572,439

Electronics – 0.3%
Jabil Circuit, Inc., 4.7%, 2022	$399,000	$384,038
Tyco Electronics Group S.A., 6.55%, 2017	360,000	416,736
Tyco Electronics Group S.A., 3.5%, 2022	252,000	244,196

		$1,044,970

Emerging Market Quasi-Sovereign – 1.2%
CNPC General Capital Ltd., 2.75%, 2017 (z)	$1,559,000	$1,561,052
Gaz Capital S.A., 8.125%, 2014 (n)	409,000	434,481
Rosneft, 3.149%, 2017 (n)	533,000	525,005
Rosneft, 4.199%, 2022 (n)	885,000	819,950
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	247,000	236,733

		$3,577,221

Energy – Independent – 3.5%
Anadarko Petroleum Corp., 6.375%, 2017	$1,337,000	$1,537,523
Continental Resources, Inc., 4.5%, 2023 (n)	492,000	478,470
EQT Corp., 4.875%, 2021	253,000	260,283
Hess Corp., 8.125%, 2019	440,000	551,532
Noble Energy, Inc., 4.15%, 2021	1,920,000	1,982,425
Pioneer Natural Resources Co., 6.65%, 2017	1,100,000	1,254,770
Pioneer Natural Resources Co., 7.5%, 2020	1,518,000	1,864,057
QEP Resources, Inc., 5.375%, 2022	259,000	256,410
QEP Resources, Inc., 5.25%, 2023	140,000	136,500
Southwestern Energy Co., 7.5%, 2018	1,851,000	2,194,934

		$10,516,904

Energy – Integrated – 1.0%
Lukoil International Finance B.V., 3.416%, 2018 (n)	$713,000	$693,393
Lukoil International Finance B.V., 4.563%, 2023 (n)	964,000	896,520
Murphy Oil Corp., 2.5%, 2017	1,309,000	1,291,046
Pacific Rubiales Energy Corp., 5.125%, 2023 (n)	100,000	94,500

		$2,975,459

Entertainment – 0.3%
Viacom, Inc., 3.5%, 2017	$800,000	$837,676

Financial Institutions – 4.0%
CIT Group, Inc., 4.25%, 2017	$353,000	$354,765
CIT Group, Inc., 5.25%, 2018	365,000	375,038
CIT Group, Inc., 6.625%, 2018 (n)	1,900,000	2,052,000
CIT Group, Inc., 5.5%, 2019 (n)	781,000	806,383
General Electric Capital Corp., 1%, 2016	846,000	841,317
General Electric Capital Corp., 1.6%, 2017	883,000	861,973
General Electric Capital Corp., 5.5%, 2020	1,470,000	1,657,404
General Electric Capital Corp., 3.15%, 2022	1,000,000	944,921

5

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Financial Institutions – continued
International Lease Finance Corp., 7.125%, 2018 (n)	$570,000	$629,850
International Lease Finance Corp., 6.25%, 2019	1,147,000	1,178,543
SLM Corp., 6.25%, 2016	727,000	770,620
SLM Corp., 6%, 2017	1,147,000	1,198,615
SLM Corp., 8%, 2020	468,000	506,610

		$12,178,039

Food & Beverages – 4.9%
Anheuser-Busch InBev S.A., 7.75%, 2019	$610,000	$771,548
BFF International Ltd., 7.25%, 2020	1,634,000	1,790,864
Conagra Foods, Inc., 1.35%, 2015	307,000	309,103
Conagra Foods, Inc., 1.9%, 2018	413,000	406,012
Constellation Brands, Inc., 7.25%, 2016	1,119,000	1,271,464
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)	1,517,000	1,517,149
Heineken N.V., 1.4%, 2017 (n)	248,000	240,957
Ingredion, Inc., 1.8%, 2017	365,000	357,934
J.M. Smucker Co., 3.5%, 2021	880,000	878,196
Pernod Ricard S.A., 5.75%, 2021 (n)	831,000	923,155
SABMiller Holdings, Inc., 3.75%, 2022 (n)	1,341,000	1,364,717
Smithfield Foods, Inc., 7.75%, 2017	1,370,000	1,510,425
Smithfield Foods, Inc., 6.625%, 2022	348,000	374,100
Tyson Foods, Inc., 6.6%, 2016	2,229,000	2,517,736
Tyson Foods, Inc., 4.5%, 2022	598,000	611,051

		$14,844,411

Food & Drug Stores – 1.1%
CVS Caremark Corp., 3.25%, 2015	$296,000	$308,045
CVS Caremark Corp., 5.75%, 2017	324,000	372,215
CVS Caremark Corp., 2.75%, 2022	500,000	467,148
CVS Caremark Corp., 5.75%, 2041	1,465,000	1,651,388
Walgreen Co., 1.8%, 2017	616,000	608,291

		$3,407,087

Forest & Paper Products – 0.9%
Fibria Overseas Finance Ltd., 7.5%, 2020 (n)	$249,000	$268,920
Georgia-Pacific LLC, 5.4%, 2020 (n)	806,000	898,771
International Paper Co., 6%, 2041	860,000	914,871
Packaging Corp. of America, 3.9%, 2022	712,000	698,363

		$2,780,925

Gaming & Lodging – 1.1%
Carnival Corp., 1.875%, 2017	$435,000	$420,175
Host Hotels & Resorts, Inc., REIT, 6.75%, 2016	700,000	710,360
Host Hotels & Resorts, Inc., REIT, 4.75%, 2023	157,000	156,651
Wyndham Worldwide Corp., 2.5%, 2018	811,000	796,494
Wyndham Worldwide Corp., 4.25%, 2022	1,227,000	1,194,980

		$3,278,660

Insurance – 2.0%
American International Group, Inc., 3.8%, 2017	$937,000	$982,272
American International Group, Inc., 6.4%, 2020	1,200,000	1,391,623

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – continued
MetLife, Inc., 1.756%, 2017	$397,000	$390,834
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	370,000	385,939
Prudential Financial, Inc., 4.75%, 2015	631,000	678,998
Unum Group, 7.125%, 2016	500,000	578,244
UnumProvident Corp., 6.85%, 2015 (n)	1,340,000	1,493,012

		$5,900,922

Insurance – Health – 1.4%
CIGNA Corp., 2.75%, 2016	$1,400,000	$1,452,816
CIGNA Corp., 5.375%, 2042	700,000	746,297
Humana, Inc., 7.2%, 2018	1,157,000	1,378,222
Wellpoint, Inc., 1.875%, 2018	618,000	605,111

		$4,182,446

Insurance – Property & Casualty – 2.5%
AXIS Capital Holdings Ltd., 5.75%, 2014	$855,000	$906,253
AXIS Capital Holdings Ltd., 5.875%, 2020	190,000	210,735
Chubb Corp., 6.375% to 2017, FRN to 2067	279,000	298,530
CNA Financial Corp., 5.875%, 2020	1,570,000	1,776,811
Marsh & McLennan Cos., Inc., 4.8%, 2021	900,000	970,980
Swiss Re Ltd., 4.25%, 2042 (n)	468,000	411,778
XL Group PLC, 5.75%, 2021	1,110,000	1,256,175
XL Group PLC, 6.5% to 2017, FRN to 2049	663,000	646,425
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	896,000	954,240

		$7,431,927

International Market Quasi-Sovereign – 0.4%
Israel Electric Corp. Ltd., 5.625%, 2018 (z)	$544,000	$551,728
Israel Electric Corp. Ltd., 6.875%, 2023 (z)	542,000	545,351

		$1,097,079

Machinery & Tools – 0.9%
Case New Holland, Inc., 7.875%, 2017	$1,989,000	$2,252,543
CNH Capital LLC, 3.625%, 2018 (n)	380,000	361,950

		$2,614,493

Major Banks – 6.0%
Bank of America Corp., 5.65%, 2018	$580,000	$644,370
Bank of America Corp., 7.625%, 2019	500,000	600,888
Bank of America Corp., 5.625%, 2020	185,000	203,679
Bank of America Corp., FRN, 5.2%, 2049	637,000	598,780
Goldman Sachs Group, Inc., 1.6%, 2015	1,600,000	1,603,651
Goldman Sachs Group, Inc., 5.625%, 2017	1,123,000	1,217,091
JPMorgan Chase & Co., 4.25%, 2020	893,000	928,217
JPMorgan Chase & Co., 4.5%, 2022	500,000	523,561
JPMorgan Chase & Co., 3.25%, 2022	904,000	858,259
Merrill Lynch & Co., Inc., 6.05%, 2016	349,000	377,900
Morgan Stanley, 1.75%, 2016	409,000	405,184
Morgan Stanley, 5.75%, 2016	906,000	1,000,132
Morgan Stanley, 5.5%, 2021	1,245,000	1,329,446
Morgan Stanley, 4.1%, 2023	1,700,000	1,570,662
PNC Funding Corp., 5.625%, 2017	1,095,000	1,214,855
Regions Financial Corp., 2%, 2018	1,460,000	1,380,151
Royal Bank of Scotland PLC, 2.55%, 2015	1,054,000	1,071,664

6

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Wachovia Corp., 6.605%, 2025	$1,270,000	$1,529,022
Wells Fargo & Co., 2.625%, 2016	919,000	952,238

		$18,009,750

Medical & Health Technology & Services – 2.6%
Davita, Inc., 6.625%, 2020	$2,018,000	$2,139,080
Davita, Inc., 5.75%, 2022	352,000	351,120
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	1,775,000	1,961,375
Fresenius Medical Care US Finance II, Inc., 6.5%, 2018 (n)	734,000	798,225
HCA, Inc., 4.75%, 2023	1,409,000	1,349,118
McKesson Corp., 5.7%, 2017	770,000	869,704
McKesson Corp., 7.5%, 2019	120,000	150,234
McKesson Corp., 2.7%, 2022	158,000	147,318

		$7,766,174

Metals & Mining – 2.1%
Barrick North America Finance LLC, 5.75%, 2043 (n)	$1,013,000	$819,311
Plains Exploration & Production Co., 6.875%, 2023	1,200,000	1,283,882
Rio Tinto Finance (USA) PLC, 2.25%, 2018	527,000	512,119
Southern Copper Corp., 6.75%, 2040	2,181,000	2,144,377
Vale Overseas Ltd., 5.625%, 2019	1,501,000	1,617,212

		$6,376,901

Mortgage-Backed – 0.0%
Fannie Mae, 7.5%, 2030 – 2031	$54,612	$64,942

		$64,942

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 7%, 2022	$1,448,000	$1,480,580

Natural Gas – Pipeline – 4.8%
El Paso Pipeline Partners LP, 6.5%, 2020	$940,000	$1,087,974
El Paso Pipeline Partners LP, 5%, 2021	311,000	333,675
Energy Transfer Partners LP, 8.5%, 2014	1,004,000	1,062,155
Energy Transfer Partners LP, 9.7%, 2019	213,000	276,426
Energy Transfer Partners LP, 5.15%, 2043	1,112,000	1,010,721
Enterprise Products Partners LP, 1.25%, 2015	758,000	760,488
Enterprise Products Partners LP, 6.3%, 2017	540,000	631,586
Enterprise Products Partners LP, 4.45%, 2043	473,000	419,863
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	506,000	564,190
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	267,000	299,708
Kinder Morgan Energy Partners LP, 5.125%, 2014	410,000	433,171
Kinder Morgan Energy Partners LP, 6.85%, 2020	370,000	440,503
Kinder Morgan Energy Partners LP, 7.4%, 2031	581,000	688,898

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Kinder Morgan Energy Partners LP, 5%, 2042	$470,000	$443,388
MarkWest Energy Partners LP, 4.5%, 2023	1,121,000	1,025,715
NiSource Finance Corp., 3.85%, 2023	1,106,000	1,073,186
NiSource Finance Corp., 4.8%, 2044	761,000	689,084
ONEOK Partners LP, 2%, 2017	447,000	439,594
Plains All American Pipeline, LP, 3.95%, 2015	1,290,000	1,368,165
Spectra Energy Capital LLC, 8%, 2019	942,000	1,192,199
Williams Cos., Inc., 3.7%, 2023	209,000	194,178

		$14,434,867

Network & Telecom – 1.4%
AT&T, Inc., 1.4%, 2017	$1,463,000	$1,422,317
AT&T, Inc., 5.55%, 2041	593,000	617,435
CenturyLink, Inc., 7.6%, 2039	1,563,000	1,484,850
Verizon Communications, Inc., 6%, 2041	690,000	774,156

		$4,298,758

Oil Services – 0.2%
Transocean, Inc., 2.5%, 2017	$569,000	$562,309

Oils – 0.3%
Tesoro Corp., 5.375%, 2022	$828,000	$838,350

Other Banks & Diversified Financials – 3.7%
American Express Co., 2.65%, 2022	$368,000	$339,781
American Express Credit Corp., 2.375%, 2017	745,000	760,556
BB&T Corp., 3.95%, 2016	500,000	535,667
BB&T Corp., 1.45%, 2018	970,000	937,088
Capital One Bank (USA) N.A., 3.375%, 2023	1,200,000	1,134,305
Capital One Financial Corp., 2.15%, 2015	700,000	711,030
Citigroup, Inc., 1.25%, 2016	676,000	667,919
Citigroup, Inc., 1.75%, 2018	1,234,000	1,180,027
Discover Bank, 7%, 2020	2,197,000	2,563,961
Fifth Third Bancorp, 3.5%, 2022	673,000	667,081
Santander UK PLC, 3.875%, 2014 (n)	413,000	425,281
Swedbank AB, 2.125%, 2017 (n)	1,238,000	1,230,436

		$11,153,132

Personal Computers & Peripherals – 0.5%
Equifax, Inc., 3.3%, 2022	$849,000	$796,965
Motorola Solutions, Inc., 3.5%, 2023	785,000	740,011

		$1,536,976

Pharmaceuticals – 2.6%
Celgene Corp., 2.45%, 2015	$606,000	$624,085
Celgene Corp., 1.9%, 2017	1,583,000	1,571,636
Hospira, Inc., 6.05%, 2017	906,000	969,473
Mylan Laboratories, Inc., 7.625%, 2017 (n)	1,977,000	2,188,956
Mylan, Inc., 3.125%, 2023 (n)	500,000	457,081
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)	1,013,000	1,028,195
Watson Pharmaceuticals, Inc., 1.875%, 2017	320,000	311,955
Watson Pharmaceuticals, Inc., 3.25%, 2022	414,000	385,972

7

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Pharmaceuticals – continued
Watson Pharmaceuticals, Inc., 4.625%, 2042	$347,000	$309,661

		$7,847,014

Pollution Control – 0.4%
Republic Services, Inc., 5.25%, 2021	$1,160,000	$1,273,583

Printing & Publishing – 1.6%
Moody’s Corp., 4.5%, 2022	$2,606,000	$2,610,253
Pearson Funding Four PLC, 3.75%, 2022 (n)	693,000	676,220
Pearson PLC, 4%, 2016 (n)	1,320,000	1,403,040

		$4,689,513

Railroad & Shipping – 0.5%
Canadian Pacific Railway Co., 7.25%, 2019	$424,000	$519,932
Canadian Pacific Railway Co., 4.5%, 2022	400,000	417,917
CSX Corp., 7.375%, 2019	365,000	450,187

		$1,388,036

Real Estate – 3.6%
Boston Properties LP, REIT, 3.7%, 2018	$754,000	$791,923
Boston Properties LP, REIT, 3.85%, 2023	1,131,000	1,110,674
DDR Corp., REIT, 4.625%, 2022	362,000	365,833
ERP Operating LP, REIT, 4.625%, 2021	670,000	709,700
HCP, Inc., REIT, 2.625%, 2020	530,000	496,506
HCP, Inc., REIT, 5.375%, 2021	1,893,000	2,053,413
Health Care, Inc., REIT, 2.25%, 2018	826,000	810,993
Simon Property Group, Inc., REIT, 5.75%, 2015	440,000	484,810
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	503,000	484,485
Simon Property Group, Inc., REIT, 10.35%, 2019	1,026,000	1,420,940
Ventas Realty LP, REIT, 2%, 2018	678,000	656,289
Ventas Realty LP, REIT, 4%, 2019	343,000	356,684
WEA Finance LLC, 6.75%, 2019 (n)	1,044,000	1,232,962

		$10,975,212

Restaurants – 0.3%
Darden Restaurants, Inc., 3.35%, 2022	$914,000	$841,962

Retailers – 2.9%
Dollar General Corp., 4.125%, 2017	$2,144,000	$2,261,453
Gap, Inc., 5.95%, 2021	2,613,000	2,890,051
Kohl’s Corp., 4%, 2021	585,000	585,458
Kohl’s Corp., 3.25%, 2023	848,000	784,468
Limited Brands, Inc., 7%, 2020	1,441,000	1,599,510
Limited Brands, Inc., 5.625%, 2022	479,000	486,185
Wesfarmers Ltd., 1.874%, 2018 (n)	270,000	265,167

		$8,872,292

Specialty Chemicals – 0.8%
Ecolab, Inc., 4.35%, 2021	$804,000	$848,797
Mexichem S.A.B. de C.V., 6.75%, 2042 (n)	1,459,000	1,429,820

		$2,278,617

Issuer	Shares/Par	Value ($)

BONDS – continued
Specialty Stores – 0.4%
Advance Auto Parts, Inc., 5.75%, 2020	$765,000	$811,477
Advance Auto Parts, Inc., 4.5%, 2022	433,000	421,083

		$1,232,560

Telecommunications – Wireless – 1.9%
American Tower Corp., REIT, 4.625%, 2015	$1,770,000	$1,870,453
American Tower Corp., REIT, 4.5%, 2018	1,150,000	1,226,484
American Tower Corp., REIT, 3.5%, 2023	371,000	339,715
Crown Castle International Corp., 5.25%, 2023	470,000	451,200
Crown Castle Towers LLC, 6.113%, 2020 (n)	955,000	1,095,839
MTS International Funding Ltd., 5%, 2023 (n)	201,000	192,458
Rogers Cable, Inc., 5.5%, 2014	364,000	375,843
Vodafone Group PLC, 5.625%, 2017	201,000	223,423

		$5,775,415

Tobacco – 3.6%
Altria Group, Inc., 2.95%, 2023	$1,400,000	$1,296,746
B.A.T. International Finance PLC, 2.125%, 2017 (n)	1,052,000	1,055,124
B.A.T. International Finance PLC, 9.5%, 2018 (n)	1,048,000	1,404,074
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	733,000	720,527
Lorillard Tobacco Co., 2.3%, 2017	945,000	933,116
Lorillard Tobacco Co., 8.125%, 2019	2,001,000	2,451,985
Reynolds American, Inc., 6.75%, 2017	1,100,000	1,274,660
Reynolds American, Inc., 4.75%, 2042	1,810,000	1,616,446

		$10,752,678

Transportation – Services – 0.1%
ERAC USA Finance Co., 6.375%, 2017 (n)	$200,000	$232,233

Utilities – Electric Power – 2.9%
American Electric Power Co., Inc., 1.65%, 2017	$487,000	$473,426
Calpine Corp., 7.875%, 2020 (n)	1,291,000	1,400,735
CenterPoint Energy, Inc., 5.95%, 2017	800,000	909,678
CMS Energy Corp., 2.75%, 2014	780,000	791,025
CMS Energy Corp., 6.25%, 2020	1,010,000	1,173,301
CMS Energy Corp., 5.05%, 2022	209,000	225,804
Duke Energy Corp., 1.625%, 2017	488,000	479,040
Enersis S.A., 7.375%, 2014	686,000	705,299
FirstEnergy Corp., 2.75%, 2018	143,000	139,216
NextEra Energy Capital Co., 1.2%, 2015	85,000	85,430
PPL Capital Funding, Inc., 1.9%, 2018	215,000	211,196
PPL WEM Holdings PLC, 5.375%, 2021 (n)	1,057,000	1,159,134
PSEG Power LLC, 5.32%, 2016	288,000	319,433
System Energy Resources, Inc., 5.129%, 2014 (z)	129,047	129,910
Waterford 3 Funding Corp., 8.09%, 2017	435,627	441,006

		$8,643,633

Total Bonds (Identified Cost, $270,954,188)		$276,711,710

8

MFS Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 6.3%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	18,877,452	$18,877,452

Total Investments (Identified Cost, $289,831,640)		$295,589,162

OTHER ASSETS, LESS LIABILITIES – 1.6%		4,739,052

Net Assets – 100.0%		$300,328,214

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $58,498,379, representing 19.5% of net assets.

(q)	Interest received was less than stated coupon rate.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.553%, 2019	1/15/10	$181,849	$229,284
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	295,720	142,802
CNPC General Capital Ltd., 2.75%, 2017	4/12/12	1,558,892	1,561,052
Falcon Franchise Loan LLC, FRN, 11.464%, 2025	1/29/03	17,389	31,539
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	302,594	312,810
General Motors Financial Co., 2.75%, 2016	5/07/13	170,000	167,238
Israel Electric Corp. Ltd., 5.625%, 2018	6/18/13	544,000	551,728
Israel Electric Corp. Ltd., 6.875%, 2023	6/18/13	542,000	545,351
Service Corp. International, 5.375%, 2022	6/17/13	170,000	169,575
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	286,797	289,938
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	246,620	236,733
System Energy Resources, Inc., 5.129%, 2014	4/16/04-9/08/04	129,126	129,910
Total Restricted Securities			$4,367,960
% of Net assets			1.5%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

9

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $270,954,188)	$276,711,710
Underlying affiliated funds, at cost and value	18,877,452
Total investments, at value (identified cost, $289,831,640)	$295,589,162
Receivables for
Investments sold	1,482,054
Fund shares sold	369,623
Interest	3,528,151
Other assets	1,747
Total assets		$300,970,737
Liabilities
Payable to custodian	$49,201
Payables for
Investments purchased	170,000
Fund shares reacquired	338,703
Payable to affiliates
Investment adviser	20,074
Shareholder servicing costs	108
Distribution and/or service fees	5,719
Payable for independent Trustees’ compensation	1,694
Accrued expenses and other liabilities	57,024
Total liabilities		$642,523
Net assets		$300,328,214
Net assets consist of
Paid-in capital	$272,841,503
Unrealized appreciation (depreciation) on investments	5,757,522
Accumulated net realized gain (loss) on investments	4,583,130
Undistributed net investment income	17,146,059
Net assets		$300,328,214
Shares of beneficial interest outstanding		25,126,379

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$90,895,277	7,543,746	$12.05
Service Class	209,432,937	17,582,633	11.91

See Notes to Financial Statements

10

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$6,217,270
Dividends from underlying affiliated funds	5,432
Total investment income		$6,222,702
Expenses
Management fee	$887,526
Distribution and/or service fees	255,358
Shareholder servicing costs	2,507
Administrative services fee	24,007
Independent Trustees’ compensation	5,025
Custodian fee	18,190
Shareholder communications	6,998
Audit and tax fees	33,562
Legal fees	2,462
Miscellaneous	10,802
Total expenses		$1,246,437
Fees paid indirectly	(55)
Reduction of expenses by investment adviser	(971)
Net expenses		$1,245,411
Net investment income		$4,977,291
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$1,285,122
Change in unrealized appreciation (depreciation) on investments		$(14,164,944)
Net realized and unrealized gain (loss) on investments		$(12,879,822)
Change in net assets from operations		$(7,902,531)

See Notes to Financial Statements

11

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$4,977,291	$10,969,492
Net realized gain (loss) on investments	1,285,122	6,857,384
Net unrealized gain (loss) on investments	(14,164,944)	11,103,033
Change in net assets from operations	$(7,902,531)	$28,929,909
Distributions declared to shareholders
From net investment income	$—	$(13,345,100)
Change in net assets from fund share transactions	$17,088,531	$19,367,944
Total change in net assets	$9,186,000	$34,952,753
Net assets
At beginning of period	291,142,214	256,189,461
At end of period (including undistributed net investment income of $17,146,059 and $12,168,768, respectively)	$300,328,214	$291,142,214

See Notes to Financial Statements

12

MFS Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.36		$11.67	$11.49	$10.84	$9.11	$10.89
Income (loss) from investment operations
Net investment income (d)	$0.22		$0.50	$0.57	$0.58	$0.59	$0.57
Net realized and unrealized gain (loss) on investments	(0.53)		0.80	0.18	0.57	1.81	(1.64)
Total from investment operations	$(0.31)		$1.30	$0.75	$1.15	$2.40	$(1.07)
Less distributions declared to shareholders
From net investment income	$—		$(0.61)	$(0.57)	$(0.50)	$(0.67)	$(0.71)
Net asset value, end of period (x)	$12.05		$12.36	$11.67	$11.49	$10.84	$9.11
Total return (%) (k)(r)(s)(x)	(2.51	)(n)	11.31	6.63	10.86	27.96	(10.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.67	(a)	0.68	0.70	0.72	0.74	0.74
Expenses after expense reductions (f)	0.67	(a)	0.68	N/A	N/A	N/A	N/A
Net investment income	3.54	(a)	4.13	4.85	5.17	5.93	5.64
Portfolio turnover	18	(n)	57	55	58	71	46
Net assets at end of period (000 omitted)	$90,895		$95,361	$90,822	$95,584	$92,244	$70,504

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.23		$11.56	$11.40	$10.76	$9.04	$10.81
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.47	$0.53	$0.55	$0.56	$0.54
Net realized and unrealized gain (loss) on investments	(0.52)		0.78	0.18	0.57	1.80	(1.63)
Total from investment operations	$(0.32)		$1.25	$0.71	$1.12	$2.36	$(1.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.58)	$(0.55)	$(0.48)	$(0.64)	$(0.68)
Net asset value, end of period (x)	$11.91		$12.23	$11.56	$11.40	$10.76	$9.04
Total return (%) (k)(r)(s)(x)	(2.62	)(n)	11.00	6.30	10.67	27.66	(10.77)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.92	(a)	0.93	0.95	0.97	0.99	0.99
Expenses after expense reductions (f)	0.92	(a)	0.93	N/A	N/A	N/A	N/A
Net investment income	3.29	(a)	3.86	4.59	4.90	5.64	5.39
Portfolio turnover	18	(n)	57	55	58	71	46
Net assets at end of period (000 omitted)	$209,433		$195,781	$165,367	$146,977	$96,293	$52,038

See Notes to Financial Statements

13

MFS Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

15

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Non-U.S. Sovereign Debt	$—	$4,674,300	$—	$4,674,300
U.S. Corporate Bonds	—	228,588,747	—	228,588,747
Residential Mortgage-Backed Securities	—	64,942	—	64,942
Commercial Mortgage-Backed Securities	—	2,580,036	—	2,580,036
Asset-Backed Securities (including CDOs)	—	1,492,447	—	1,492,447
Foreign Bonds	—	39,311,238	—	39,311,238
Mutual Funds	18,877,452	—	—	18,877,452
Total Investments	$18,877,452	$276,711,710	$—	$295,589,162

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the

16

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$13,345,100

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$291,610,145
Gross appreciation	10,105,253
Gross depreciation	(6,126,236)
Net unrealized appreciation (depreciation)	$3,979,017

As of 12/31/12
Undistributed ordinary income	15,105,469
Undistributed long-term capital gain	2,244,177
Other temporary differences	(50,327)
Net unrealized appreciation (depreciation)	18,089,923

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$4,578,734
Service Class	—	8,766,366
Total	$—	$13,345,100

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.60%
Average daily net assets in excess of $1 billion	0.50%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $409, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

17

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $2,500, which equated to 0.0017% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $7.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,128 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $562, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$1,095
Investments (non-U.S. Government securities)	$57,339,951	$52,139,836

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	591,442	$7,148,772	614,917	$7,492,743
Service Class	2,712,953	33,243,171	3,732,125	45,035,703
	3,304,395	$40,391,943	4,347,042	$52,528,446
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	383,158	$4,578,734
Service Class	—	—	740,403	8,766,366
	—	$—	1,123,561	$13,345,100
Shares reacquired
Initial Class	(763,105)	$(9,443,050)	(1,067,141)	$(12,999,556)
Service Class	(1,133,673)	(13,860,362)	(2,777,826)	(33,506,046)
	(1,896,778)	$(23,303,412)	(3,844,967)	$(46,505,602)
Net change
Initial Class	(171,663)	$(2,294,278)	(69,066)	$(928,079)
Service Class	1,579,280	19,382,809	1,694,702	20,296,023
	1,407,617	$17,088,531	1,625,636	$19,367,944

18

MFS Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $743 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,689,612	66,934,438	(50,746,598)	18,877,452

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,432	$18,877,452

19

MFS Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2013

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

MFS® Variable Insurance Trust II

MIS-SEM

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	4.5%
United Technologies Corp.	3.7%
Danaher Corp.	3.7%
Visa, Inc., “A”	3.4%
Procter & Gamble Co.	3.2%
Colgate-Palmolive Co.	3.1%
Thermo Fisher Scientific, Inc.	3.0%
Accenture PLC, “A”	2.8%
EMC Corp.	2.6%
Oracle Corp.	2.6%

Equity sectors
Technology	18.0%
Industrial Goods & Services	15.4%
Health Care	13.2%
Consumer Staples	13.1%
Leisure	8.1%
Retailing	7.7%
Financial Services	7.6%
Special Products & Services	4.6%
Energy	4.3%
Transportation	3.3%
Basic Materials	2.4%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Massachusetts Investors Growth Stock Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.80%	$1,000.00	$1,107.70	$4.18
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01
Service Class	Actual	1.05%	$1,000.00	$1,107.01	$5.49
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Massachusetts Investors Growth Stock Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 5.5%
Precision Castparts Corp.	44,745	$10,112,817
United Technologies Corp.	221,830	20,616,880

		$30,729,697

Alcoholic Beverages – 1.2%
Pernod Ricard S.A.	59,288	$6,574,299

Apparel Manufacturers – 3.1%
LVMH Moet Hennessy Louis Vuitton S.A.	62,159	$10,009,859
NIKE, Inc., “B”	114,400	7,284,992

		$17,294,851

Automotive – 1.0%
Johnson Controls, Inc.	159,210	$5,698,126

Broadcasting – 6.1%
Discovery Communications, Inc., “A” (a)	66,420	$5,128,288
Omnicom Group, Inc.	42,940	2,699,638
Time Warner, Inc.	156,050	9,022,811
Viacom, Inc., “B”	78,700	5,355,535
Walt Disney Co.	189,880	11,990,922

		$34,197,194

Brokerage & Asset Managers – 2.9%
Charles Schwab Corp.	162,970	$3,459,853
CME Group, Inc.	48,110	3,655,398
Franklin Resources, Inc.	66,549	9,051,995

		$16,167,246

Business Services – 4.6%
Accenture PLC, “A”	220,560	$15,871,498
Cognizant Technology Solutions Corp., “A” (a)	49,230	3,082,290
MSCI, Inc., “A” (a)	96,690	3,216,876
Verisk Analytics, Inc., “A” (a)	59,020	3,523,494

		$25,694,158

Chemicals – 0.6%
Monsanto Co.	32,397	$3,200,824

Computer Software – 3.9%
Autodesk, Inc. (a)	209,600	$7,113,824
Oracle Corp.	470,430	14,451,610

		$21,565,434

Computer Software – Systems – 5.2%
Apple, Inc.	16,765	$6,640,281
EMC Corp.	619,040	14,621,725
International Business Machines Corp.	39,566	7,561,458

		$28,823,464

Consumer Products – 7.0%
Church & Dwight Co., Inc.	61,810	$3,814,295
Colgate-Palmolive Co.	301,714	17,285,195
Procter & Gamble Co.	230,341	17,733,954

		$38,833,444

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 9.9%
Amphenol Corp., “A”	56,880	$4,433,227
Danaher Corp.	323,170	20,456,661
Mettler-Toledo International, Inc. (a)	38,444	7,734,933
Sensata Technologies Holding B.V. (a)	338,810	11,824,469
W.W. Grainger, Inc.	43,086	10,865,427

		$55,314,717

Electronics – 3.6%
Microchip Technology, Inc.	359,290	$13,383,553
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	361,839	6,628,890

		$20,012,443

Energy – Independent – 1.1%
Occidental Petroleum Corp.	69,200	$6,174,716

Food & Beverages – 4.9%
Groupe Danone	175,931	$13,204,168
Mead Johnson Nutrition Co., “A”	77,780	6,162,509
PepsiCo, Inc.	97,110	7,942,627

		$27,309,304

Food & Drug Stores – 2.3%
CVS Caremark Corp.	225,056	$12,868,702

General Merchandise – 1.4%
Kohl’s Corp.	64,740	$3,270,017
Target Corp.	63,230	4,354,018

		$7,624,035

Internet – 5.3%
eBay, Inc. (a)	92,260	$4,771,687
Google, Inc., “A” (a)	28,258	24,877,495

		$29,649,182

Medical & Health Technology & Services – 2.9%
Express Scripts Holding Co. (a)	219,487	$13,540,153
Patterson Cos., Inc.	73,112	2,749,011

		$16,289,164

Medical Equipment – 7.5%
Becton, Dickinson & Co.	30,170	$2,981,701
DENTSPLY International, Inc.	282,550	11,573,248
St. Jude Medical, Inc.	76,430	3,487,501
Thermo Fisher Scientific, Inc.	194,770	16,483,385
Waters Corp. (a)	74,850	7,488,743

		$42,014,578

Metals & Mining – 0.4%
Rio Tinto Ltd.	54,230	$2,222,700

Oil Services – 3.2%
National Oilwell Varco, Inc.	48,720	$3,356,808
Schlumberger Ltd.	199,730	14,312,652

		$17,669,460

4

MFS Massachusetts Investors Growth Stock Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 4.7%
MasterCard, Inc., “A”	12,941	$7,434,605
Visa, Inc., “A”	104,507	19,098,654

		$26,533,259

Pharmaceuticals – 2.8%
Allergan, Inc.	40,969	$3,451,229
Johnson & Johnson	138,590	11,899,337
Zoetis, Inc.	10,630	328,361

		$15,678,927

Railroad & Shipping – 1.4%
Kuehne & Nagel, Inc. AG	70,010	$7,675,855

Restaurants – 2.0%
McDonald’s Corp.	115,479	$11,432,421

Specialty Chemicals – 1.4%
Praxair, Inc.	68,218	$7,855,985

Specialty Stores – 0.9%
Industria de Diseno Textil S.A.	40,614	$5,013,735

Trucking – 1.9%
Expeditors International of Washington, Inc.	284,300	$10,806,243

Total Common Stocks (Identified Cost, $441,042,292)		$550,924,163

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	1,983,445	$1,983,445

Total Investments (Identified Cost, $443,025,737)		$552,907,608

OTHER ASSETS, LESS LIABILITIES – 0.9%		4,988,454

Net Assets – 100.0%		$557,896,062

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $441,042,292)	$550,924,163
Underlying affiliated funds, at cost and value	1,983,445
Total investments, at value (identified cost, $443,025,737)	$552,907,608
Cash	68,511
Receivables for
Investments sold	4,964,144
Interest and dividends	524,436
Other assets	2,922
Total assets		$558,467,621
Liabilities
Payable for fund shares reacquired	$439,596
Payable to affiliates
Investment adviser	49,876
Shareholder servicing costs	135
Distribution and/or service fees	1,375
Payable for independent Trustees’ compensation	2,799
Accrued expenses and other liabilities	77,778
Total liabilities		$571,559
Net assets		$557,896,062
Net assets consist of
Paid-in capital	$447,346,126
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	109,893,316
Accumulated net realized gain (loss) on investments and foreign currency	(5,147,205)
Undistributed net investment income	5,803,825
Net assets		$557,896,062
Shares of beneficial interest outstanding		37,703,435

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$507,965,304	34,304,110	$14.81
Service Class	49,930,758	3,399,325	14.69

See Notes to Financial Statements

6

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$4,262,231
Interest	28,276
Dividends from underlying affiliated funds	3,080
Foreign taxes withheld	(115,803)
Total investment income		$4,177,784
Expenses
Management fee	$2,118,736
Distribution and/or service fees	64,669
Shareholder servicing costs	3,144
Administrative services fee	40,704
Independent Trustees’ compensation	8,560
Custodian fee	32,394
Shareholder communications	13,902
Audit and tax fees	25,205
Legal fees	4,644
Miscellaneous	12,186
Total expenses		$2,324,144
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(1,838)
Net expenses		$2,322,304
Net investment income		$1,855,480
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$34,050,541
Foreign currency	(6,225)
Net realized gain (loss) on investments and foreign currency		$34,044,316
Change in unrealized appreciation (depreciation)
Investments	$21,823,655
Translation of assets and liabilities in foreign currencies	(1,551)
Net unrealized gain (loss) on investments and foreign currency translation		$21,822,104
Net realized and unrealized gain (loss) on investments and foreign currency		$55,866,420
Change in net assets from operations		$57,721,900

See Notes to Financial Statements

7

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,855,480		$3,950,427
Net realized gain (loss) on investments and foreign currency	34,044,316		45,115,735
Net unrealized gain (loss) on investments and foreign currency translation	21,822,104		39,033,027
Change in net assets from operations	$57,721,900		$88,099,189
Distributions declared to shareholders
From net investment income	$—		$(2,110,200)
Change in net assets from fund share transactions	$(41,038,667)		$(83,879,993)
Total change in net assets	$16,683,233		$2,108,996
Net assets
At beginning of period	541,212,829		539,103,833
At end of period (including undistributed net investment income of $5,803,825 and $3,948,345, respectively)	$557,896,062		$541,212,829

See Notes to Financial Statements

8

MFS Massachusetts Investors Growth Stock Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.37		$11.45	$11.43	$10.13	$7.30	$11.69
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.06	$0.06	$0.05	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	1.39		1.88	0.03	1.27	2.85	(4.39)
Total from investment operations	$1.44		$1.97	$0.09	$1.33	$2.90	$(4.33)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.07)	$(0.03)	$(0.07)	$(0.06)
Net asset value, end of period (x)	$14.81		$13.37	$11.45	$11.43	$10.13	$7.30
Total return (%) (k)(r)(s)(x)	10.77	(n)	17.25	0.80	13.15	40.14	(37.22)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.80	(a)	0.80	0.83	0.86	0.87	0.86
Expenses after expense reductions (f)	0.80	(a)	0.80	0.82	0.82	0.82	0.83
Net investment income	0.68	(a)	0.74	0.47	0.55	0.62	0.62
Portfolio turnover	14	(n)	30	24	45	53	42
Net assets at end of period (000 omitted)	$507,965		$490,630	$485,484	$429,925	$448,333	$145,858

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.27		$11.37	$11.34	$10.06	$7.24	$11.59
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.03	$0.03	$0.04	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.39		1.86	0.03	1.26	2.82	(4.36)
Total from investment operations	$1.42		$1.92	$0.06	$1.29	$2.86	$(4.32)
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.03)	$(0.01)	$(0.04)	$(0.03)
Net asset value, end of period (x)	$14.69		$13.27	$11.37	$11.34	$10.06	$7.24
Total return (%) (k)(r)(s)(x)	10.70	(n)	16.85	0.57	12.83	39.78	(37.35)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	1.05	1.08	1.11	1.12	1.11
Expenses after expense reductions (f)	1.05	(a)	1.05	1.07	1.07	1.07	1.08
Net investment income	0.43	(a)	0.48	0.22	0.30	0.43	0.37
Portfolio turnover	14	(n)	30	24	45	53	42
Net assets at end of period (000 omitted)	$49,931		$50,583	$53,620	$69,714	$80,269	$59,579

See Notes to Financial Statements

9

MFS Massachusetts Investors Growth Stock Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Massachusetts Investors Growth Stock Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be

11

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$499,594,657	$—	$—	$499,594,657
France	19,778,467	10,009,859	—	29,788,326
Switzerland	—	7,675,855	—	7,675,855
Taiwan	6,628,890	—	—	6,628,890
Spain	5,013,735	—	—	5,013,735
United Kingdom	—	2,222,700	—	2,222,700
Mutual Funds	1,983,445	—	—	1,983,445
Total Investments	$532,999,194	$19,908,414	$—	$552,907,608

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $18,217,903 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The

12

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,110,200

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$443,285,288
Gross appreciation	116,537,493
Gross depreciation	(6,915,173)
Net unrealized appreciation (depreciation)	$109,622,320

As of 12/31/12
Undistributed ordinary income	3,948,345
Capital loss carryforwards	(38,931,970)
Other temporary differences	12,996
Net unrealized appreciation (depreciation)	87,798,665

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

13

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(12,959,471)
12/31/16	(19,823,665)
12/31/17	(6,148,834)
Total	$(38,931,970)

The availability of $32,783,136 of the capital loss carryforwards, which were acquired on December 4, 2009 in connection with the MFS Capital Appreciation Portfolio merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$2,044,442
Service Class	—	65,758
Total	$—	$2,110,200

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $770, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.82% of average daily net assets for the Initial Class shares and 1.07% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $3,139, which equated to 0.0011% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $5.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services.

14

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0144% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,154 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,068, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $76,617,395 and $118,452,647, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	105,793	$1,521,300	95,060	$1,196,872
Service Class	33,784	483,055	76,428	972,175
	139,577	$2,004,355	171,488	$2,169,047
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	158,853	$2,044,442
Service Class	—	—	5,137	65,758
	—	$—	163,990	$2,110,200
Shares reacquired
Initial Class	(2,509,827)	$(36,604,759)	(5,956,629)	$(75,655,121)
Service Class	(445,035)	(6,438,263)	(988,916)	(12,504,119)
	(2,954,862)	$(43,043,022)	(6,945,545)	$(88,159,240)
Net change
Initial Class	(2,404,034)	$(35,083,459)	(5,702,716)	$(72,413,807)
Service Class	(411,251)	(5,955,208)	(907,351)	(11,466,186)
	(2,815,285)	$(41,038,667)	(6,610,067)	$(83,879,993)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,413 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

15

MFS Massachusetts Investors Growth Stock Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	4,898,676	50,008,119	(52,923,350)	1,983,445

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$3,080	$1,983,445

16

MFS Massachusetts Investors Growth Stock Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

CGS-SEM

MFS® BLENDED RESEARCH® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	4.1%
Chevron Corp.	2.7%
JPMorgan Chase & Co.	2.6%
Pfizer, Inc.	2.3%
Google, Inc., “A”	2.2%
Apple, Inc.	2.0%
Citigroup, Inc.	2.0%
Johnson & Johnson	1.8%
CVS Caremark Corp.	1.8%
Verizon Communications, Inc.	1.7%

Equity sectors
Financial Services	16.2%
Technology	15.8%
Health Care	13.0%
Energy	10.3%
Consumer Staples	9.0%
Utilities & Communications	7.3%
Retailing	6.3%
Leisure	5.7%
Industrial Goods & Services	5.6%
Basic Materials	3.2%
Autos & Housing	2.5%
Special Products & Services	2.5%
Transportation	1.9%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.55%	$1,000.00	$1,137.76	$2.92
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.80%	$1,000.00	$1,136.38	$4.24
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.45% for the Initial Class shares and 0.70% for the Service Class shares; the actual expenses paid during the period would have been approximately $2.39 for the Initial Class shares and $3.71 for the Service Class shares; and the hypothetical expenses paid during the period would have been approximately $2.26 for the Initial Class shares and $3.51 for the Service Class shares. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS Blended Research Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 3.4%
Lockheed Martin Corp.	57,560	$6,242,953
Precision Castparts Corp.	15,228	3,441,680
United Technologies Corp.	62,770	5,833,844

		$15,518,477

Automotive – 2.1%
Delphi Automotive PLC	101,980	$5,169,366
Johnson Controls, Inc.	128,950	4,615,121

		$9,784,487

Biotechnology – 2.7%
Amgen, Inc.	52,333	$5,163,174
Gilead Sciences, Inc. (a)	138,760	7,105,900

		$12,269,074

Broadcasting – 1.3%
Viacom, Inc., “B”	87,090	$5,926,475

Business Services – 2.5%
Accenture PLC, “A”	79,740	$5,738,090
CoreLogic, Inc. (a)	129,620	3,003,295
FleetCor Technologies, Inc. (a)	31,850	2,589,405

		$11,330,790

Cable TV – 2.9%
Comcast Corp., “A”	141,570	$5,928,952
Time Warner Cable, Inc.	65,260	7,340,445

		$13,269,397

Chemicals – 2.3%
CF Industries Holdings, Inc.	24,521	$4,205,352
LyondellBasell Industries N.V., “A”	20,260	1,342,428
PPG Industries, Inc.	35,441	5,188,917

		$10,736,697

Computer Software – 4.4%
Microsoft Corp.	107,840	$3,723,715
Oracle Corp.	236,000	7,249,920
SolarWinds, Inc. (a)	103,650	4,022,657
Symantec Corp.	233,280	5,241,802

		$20,238,094

Computer Software – Systems – 5.1%
Apple, Inc.	23,394	$9,265,896
Hewlett-Packard Co.	284,380	7,052,624
International Business Machines Corp.	13,311	2,543,865
Western Digital Corp.	74,830	4,646,195

		$23,508,580

Construction – 0.4%
Pulte Homes, Inc. (a)	92,990	$1,764,020

Consumer Products – 3.0%
Nu Skin Enterprises, Inc., “A”	96,670	$5,908,470

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – continued
Procter & Gamble Co.	100,350	$7,725,947

		$13,634,417

Electrical Equipment – 0.7%
General Electric Co.	136,540	$3,166,363

Electronics – 1.5%
Intel Corp.	283,160	$6,858,135

Energy – Independent – 2.3%
EOG Resources, Inc.	41,928	$5,521,079
Marathon Petroleum Corp.	70,920	5,039,575

		$10,560,654

Energy – Integrated – 6.8%
Chevron Corp.	104,819	$12,404,280
Exxon Mobil Corp.	210,670	19,034,035

		$31,438,315

Food & Beverages – 3.7%
Coca-Cola Co.	14,410	$577,985
Coca-Cola Enterprises, Inc.	150,820	5,302,831
General Mills, Inc.	119,550	5,801,762
Tyson Foods, Inc., “A”	213,060	5,471,381

		$17,153,959

Food & Drug Stores – 4.2%
CVS Caremark Corp.	142,250	$8,133,855
Kroger Co.	167,480	5,784,759
Walgreen Co.	127,800	5,648,760

		$19,567,374

General Merchandise – 2.0%
Dillard’s, Inc.	28,880	$2,367,294
Macy’s, Inc.	116,840	5,608,320
Target Corp.	20,850	1,435,731

		$9,411,345

Health Maintenance Organizations – 1.3%
WellPoint, Inc.	72,220	$5,910,485

Insurance – 5.6%
American International Group, Inc. (a)	38,060	$1,701,282
Berkshire Hathaway, Inc., “B” (a)	6,092	681,817
Everest Re Group Ltd.	36,530	4,685,338
MetLife, Inc.	149,570	6,844,323
Prudential Financial, Inc.	97,770	7,140,143
Validus Holdings Ltd.	127,290	4,597,715

		$25,650,618

Internet – 3.8%
AOL, Inc.	52,720	$1,923,226
Google, Inc., “A” (a)	11,763	10,355,792
Yahoo!, Inc. (a)	216,850	5,445,104

		$17,724,122

4

MFS Blended Research Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.5%
Cummins, Inc.	47,605	$5,163,238
Kennametal, Inc.	49,510	1,922,473

		$7,085,711

Major Banks – 6.6%
Goldman Sachs Group, Inc.	47,712	$7,216,440
JPMorgan Chase & Co.	229,290	12,104,219
PNC Financial Services Group, Inc.	83,750	6,107,050
Wells Fargo & Co.	115,830	4,780,304

		$30,208,013

Medical Equipment – 2.9%
Abbott Laboratories	123,290	$4,300,355
Medtronic, Inc.	54,830	2,822,100
Thermo Fisher Scientific, Inc.	75,140	6,359,098

		$13,481,553

Network & Telecom – 1.0%
Qualcomm, Inc.	74,730	$4,564,508

Oil Services – 1.2%
Ensco PLC, “A”	51,310	$2,982,137
Halliburton Co.	12,330	514,408
Superior Energy Services, Inc. (a)	82,530	2,140,828

		$5,637,373

Other Banks & Diversified Financials – 3.7%
Citigroup, Inc.	191,243	$9,173,927
Discover Financial Services	143,570	6,839,675
Visa, Inc., “A”	6,289	1,149,315

		$17,162,917

Pharmaceuticals – 6.1%
AbbVie, Inc.	102,130	$4,222,054
Johnson & Johnson	94,790	8,138,669
Merck & Co., Inc.	113,890	5,290,191
Pfizer, Inc.	377,810	10,582,458

		$28,233,372

Railroad & Shipping – 0.7%
Union Pacific Corp.	19,737	$3,045,024

Real Estate – 0.3%
Public Storage, Inc., REIT	9,120	$1,398,370

Restaurants – 1.5%
McDonald’s Corp.	69,102	$6,841,098

Specialty Chemicals – 0.9%
Airgas, Inc.	42,700	$4,076,142

Specialty Stores – 0.1%
Abercrombie & Fitch Co., “A”	11,590	$524,448

Telecommunications – Wireless – 1.2%
American Tower Corp., REIT	74,210	$5,429,946

Telephone Services – 3.3%
AT&T, Inc.	88,750	$3,141,750
CenturyLink, Inc.	114,350	4,042,273

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – continued
Verizon Communications, Inc.	156,790	$7,892,809

		$15,076,832

Tobacco – 2.3%
Lorillard, Inc.	124,310	$5,429,861
Philip Morris International, Inc.	61,590	5,334,926

		$10,764,787

Trucking – 1.2%
United Parcel Service, Inc., “B”	62,280	$5,385,974

Utilities – Electric Power – 2.8%
AES Corp.	408,260	$4,895,037
American Electric Power Co., Inc.	113,580	5,086,112
NRG Energy, Inc.	116,240	3,103,608

		$13,084,757

Total Common Stocks (Identified Cost, $379,077,894)		$457,422,703

MONEY MARKET FUNDS – 0.3%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	1,448,037	$1,448,037

Total Investments (Identified Cost, $380,525,931)		$458,870,740

OTHER ASSETS, LESS LIABILITIES – 0.4%		1,893,762

Net Assets – 100.0%		$460,764,502

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $379,077,894)	$457,422,703
Underlying affiliated funds, at cost and value	1,448,037
Total investments, at value (identified cost, $380,525,931)	$458,870,740
Receivables for
Investments sold	2,188,807
Dividends	327,450
Other assets	2,477
Total assets		$461,389,474
Liabilities
Payable for fund shares reacquired	$510,156
Payable to affiliates
Investment adviser	20,777
Shareholder servicing costs	111
Distribution and/or service fees	3,597
Payable for independent Trustees’ compensation	1,665
Accrued expenses and other liabilities	88,666
Total liabilities		$624,972
Net assets		$460,764,502
Net assets consist of
Paid-in capital	$434,758,839
Unrealized appreciation (depreciation) on investments	78,344,809
Accumulated net realized gain (loss) on investments	(65,373,089)
Undistributed net investment income	13,033,943
Net assets		$460,764,502
Shares of beneficial interest outstanding		11,225,309

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$329,845,300	8,018,774	$41.13
Service Class	130,919,202	3,206,535	40.83

See Notes to Financial Statements

6

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$5,243,329
Dividends from underlying affiliated funds	1,383
Total investment income		$5,244,712
Expenses
Management fee	$1,277,120
Distribution and/or service fees	170,687
Shareholder servicing costs	10,138
Administrative services fee	34,496
Independent Trustees’ compensation	5,244
Custodian fee	23,963
Shareholder communications	15,493
Audit and tax fees	24,253
Legal fees	3,826
Miscellaneous	10,448
Total expenses		$1,575,668
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(129,282)
Net expenses		$1,446,385
Net investment income		$3,798,327
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$26,205,532
Change in unrealized appreciation (depreciation) on investments		$29,845,903
Net realized and unrealized gain (loss) on investments		$56,051,435
Change in net assets from operations		$59,849,762

See Notes to Financial Statements

7

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$3,798,327		$9,242,680
Net realized gain (loss) on investments	26,205,532		26,292,756
Net unrealized gain (loss) on investments	29,845,903		31,981,039
Change in net assets from operations	$59,849,762		$67,516,475
Distributions declared to shareholders
From net investment income	$—		$(7,350,033)
Change in net assets from fund share transactions	$(44,729,713)		$(77,518,816)
Total change in net assets	$15,120,049		$(17,352,374)
Net assets
At beginning of period	445,644,453		462,996,827
At end of period (including undistributed net investment income of $13,033,943 and $9,235,616, respectively)	$460,764,502		$445,644,453

See Notes to Financial Statements

8

MFS Blended Research Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$36.15		$31.86	$31.89	$27.84	$22.80	$35.51
Income (loss) from investment operations
Net investment income (d)	$0.34		$0.72	$0.49	$0.51	$0.43	$0.48
Net realized and unrealized gain (loss) on investments and foreign currency	4.64		4.17	0.10	4.05	5.16	(12.74)
Total from investment operations	$4.98		$4.89	$0.59	$4.56	$5.59	$(12.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.60)	$(0.62)	$(0.51)	$(0.55)	$(0.45)
Net asset value, end of period (x)	$41.13		$36.15	$31.86	$31.89	$27.84	$22.80
Total return (%) (k)(r)(s)(x)	13.78	(n)	15.37	1.97	16.46	25.26	(34.95)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.60	(a)	0.61	0.64	0.65	0.66	0.64
Expenses after expense reductions (f)	0.55	(a)	0.60	0.60	0.60	0.60	0.60
Net investment income	1.71	(a)	2.06	1.52	1.77	1.81	1.60
Portfolio turnover	25	(n)	54	77	68	74	76
Net assets at end of period (000 omitted)	$329,845		$311,265	$315,115	$360,667	$361,105	$342,241

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$35.93		$31.65	$31.66	$27.66	$22.62	$35.23
Income (loss) from investment operations
Net investment income (d)	$0.29		$0.62	$0.41	$0.44	$0.37	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	4.61		4.15	0.11	4.00	5.14	(12.66)
Total from investment operations	$4.90		$4.77	$0.52	$4.44	$5.51	$(12.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.49)	$(0.53)	$(0.44)	$(0.47)	$(0.36)
Net asset value, end of period (x)	$40.83		$35.93	$31.65	$31.66	$27.66	$22.62
Total return (%) (k)(r)(s)(x)	13.64	(n)	15.10	1.74	16.12	25.00	(35.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.86	0.89	0.90	0.91	0.90
Expenses after expense reductions (f)	0.80	(a)	0.85	0.85	0.85	0.85	0.85
Net investment income	1.46	(a)	1.80	1.26	1.52	1.57	1.35
Portfolio turnover	25	(n)	54	77	68	74	76
Net assets at end of period (000 omitted)	$130,919		$134,379	$147,882	$184,799	$199,348	$193,658
See Notes to Financial Statements

9

MFS Blended Research Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Blended Research Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

11

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$457,422,703	$—	$—	$457,422,703
Mutual Funds	1,448,037	—	—	1,448,037
Total Investments	$458,870,740	$—	$—	$458,870,740

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$7,350,033

12

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$380,640,217
Gross appreciation	82,670,032
Gross depreciation	(4,439,509)
Net unrealized appreciation (depreciation)	$78,230,523

As of 12/31/12
Undistributed ordinary income	9,235,616
Capital loss carryforwards	(91,464,335)
Net unrealized appreciation (depreciation)	48,384,620

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(19,639,670)
12/31/17	(71,824,665)
Total	$(91,464,335)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$5,385,734
Service Class	—	1,964,299
Total	$—	$7,350,033

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund’s average daily net assets.

Effective May 1, 2013, the investment adviser has agreed in writing to reduce its management fee to 0.40% of average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the period May 1, 2013 through June 30, 2013, this management fee reduction amounted to $119,334, which is shown as a reduction of total expenses in the Statement of Operations. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $637, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

The investment adviser had agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, and brokerage and transaction costs, and investment related expenses, such that total annual operating expenses did not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement expired April 30, 2013. For the period January 1, 2013 to April 30, 2013, this reduction amounted to $8,432 and is reflected as a reduction of total expenses in the Statements of Operations.

13

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $10,135, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $3.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,772 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $879, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $116,001,575 and $157,940,047, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	26,449	$1,082,488	47,190	$1,656,069
Service Class	2,620	98,308	61,692	2,204,861
	29,069	$1,180,796	108,882	$3,860,930
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	151,839	$5,385,734
Service Class	—	—	55,677	1,964,299
	—	$—	207,516	$7,350,033

14

MFS Blended Research Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(617,298)	$(24,614,367)	(1,481,040)	$(52,044,470)
Service Class	(536,171)	(21,296,142)	(1,050,058)	(36,685,309)
	(1,153,469)	$(45,910,509)	(2,531,098)	$(88,729,779)
Net change
Initial Class	(590,849)	$(23,531,879)	(1,282,011)	$(45,002,667)
Service Class	(533,551)	(21,197,834)	(932,689)	(32,516,149)
	(1,124,400)	$(44,729,713)	(2,214,700)	$(77,518,816)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,163 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,624,089	33,468,361	(34,644,413)	1,448,037

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,383	$1,448,037

15

MFS Blended Research Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® RESEARCH INTERNATIONAL PORTFOLIO

MFS® Variable Insurance Trust II

RSS-SEM

MFS® RESEARCH INTERNATIONAL PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Research International Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Royal Dutch Shell PLC, “A”	2.6%
Nestle S.A.	2.6%
HSBC Holdings PLC	2.5%
Novartis AG	2.3%
Roche Holding AG	2.3%
GlaxoSmithKline PLC	2.1%
Sumitomo Mitsui Financial Group, Inc.	2.0%
Honda Motor Co. Ltd.	1.9%
Groupe Danone	1.9%
Rio Tinto Ltd.	1.9%

Global equity sectors
Financial Services	24.7%
Capital Goods	22.6%
Energy	10.5%
Health Care	10.5%
Consumer Staples	9.6%
Consumer Cyclicals	7.7%
Technology	7.4%
Telecommunications/Cable Television	5.5%

Issuer country weightings (x)
Japan	23.8%
United Kingdom	19.4%
Switzerland	10.7%
France	9.9%
Germany	6.0%
Hong Kong	4.4%
Netherlands	3.7%
United States	3.5%
Australia	3.2%
Other Countries	15.4%

Currency exposure weightings (y)
Japanese Yen	23.8%
Euro	22.7%
British Pound Sterling	19.4%
Swiss Franc	10.7%
Hong Kong Dollar	5.5%
United States Dollar	4.9%
Australian Dollar	3.2%
Swedish Krona	3.1%
Brazilian Real	2.1%
Other Currencies	4.6%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Research International Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.00%	$1,000.00	$1,035.24	$5.05
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,034.18	$6.30
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Research International Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.5%
Alcoholic Beverages – 1.8%
Heineken N.V.	38,789	$2,465,910
Pernod Ricard S.A.	35,418	3,927,414

		$6,393,324

Apparel Manufacturers – 2.0%
Li & Fung Ltd.	2,680,000	$3,654,613
LVMH Moet Hennessy Louis Vuitton S.A.	20,574	3,313,162

		$6,967,775

Automotive – 4.5%
Autoliv, Inc.	38,600	$2,987,254
DENSO Corp.	133,300	6,251,870
Honda Motor Co. Ltd.	182,600	6,784,442

		$16,023,566

Broadcasting – 1.7%
Nippon Television Holdings, Inc.	132,500	$2,423,422
Publicis Groupe S.A.	51,882	3,678,975

		$6,102,397

Business Services – 3.1%
Amadeus IT Holding S.A.	17,817	$569,467
Cognizant Technology Solutions Corp., “A” (a)	23,820	1,491,370
Compass Group PLC	141,566	1,814,252
Experian Group Ltd.	133,878	2,322,052
Mitsubishi Corp.	115,000	1,970,004
Nomura Research, Inc.	83,700	2,731,644

		$10,898,789

Computer Software – 0.4%
Dassault Systems S.A.	12,244	$1,497,796

Computer Software – Systems –0.9%
Canon, Inc.	91,300	$2,998,630

Conglomerates – 0.8%
Hutchison Whampoa Ltd.	278,000	$2,905,367

Consumer Products – 1.0%
Reckitt Benckiser Group PLC	48,775	$3,457,655

Electrical Equipment – 3.4%
Legrand S.A.	25,239	$1,166,384
Schneider Electric S.A.	73,625	5,308,022
Siemens AG	54,575	5,516,063

		$11,990,469

Electronics – 1.2%
Infineon Technologies AG	223,199	$1,868,088
Taiwan Semiconductor Manufacturing Co. Ltd.	613,804	2,221,355

		$4,089,443

Energy – Independent – 2.1%
Cairn Energy PLC (a)	187,816	$720,295

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – continued
Cenovus Energy, Inc.	58,030	$1,655,320
INPEX Corp.	488	2,040,120
Oil Search Ltd.	162,030	1,137,751
Reliance Industries Ltd.	136,071	1,975,176

		$7,528,662

Energy – Integrated – 5.5%
BG Group PLC	217,705	$3,715,569
BP PLC	919,319	6,377,476
Royal Dutch Shell PLC, “A”	289,119	9,226,133

		$19,319,178

Engineering – Construction – 1.4%
JGC Corp.	142,000	$5,111,313

Food & Beverages – 5.0%
Groupe Danone	89,659	$6,729,187
M. Dias Branco S.A. Industria e Comercio de Alimentos	49,000	1,833,643
Nestle S.A.	139,695	9,136,950

		$17,699,780

Food & Drug Stores – 0.8%
Lawson, Inc.	25,800	$1,969,208
Wumart Stores, Inc., “H”	426,000	785,426

		$2,754,634

Gaming & Lodging – 0.9%
Sands China Ltd.	699,600	$3,267,676

Insurance – 4.1%
AIA Group Ltd.	1,381,400	$5,805,425
Delta Lloyd N.V.	70,938	1,413,240
Hiscox Ltd.	180,385	1,566,915
ING Groep N.V. (a)	458,597	4,190,520
Sony Financial Holdings, Inc.	88,700	1,401,421

		$14,377,521

Internet – 0.8%
Yahoo Japan Corp.	5,487	$2,711,370

Machinery & Tools – 3.8%
Atlas Copco AB, “A”	169,951	$4,081,578
Glory Ltd.	107,800	2,528,159
Joy Global, Inc.	54,190	2,629,841
Schindler Holding AG	29,099	4,047,380
Sinotruk Hong Kong Ltd.	21,000	10,220

		$13,297,178

Major Banks – 12.1%
Banco Santander S.A.	275,038	$1,741,239
Barclays PLC	1,228,495	5,266,248
BNP Paribas	100,491	5,490,500
HSBC Holdings PLC	839,422	8,707,220
Mitsubishi UFJ Financial Group, Inc.	647,400	4,017,421

4

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
Standard Chartered PLC	176,493	$3,810,450
Sumitomo Mitsui Financial Group, Inc.	155,300	7,124,571
Westpac Banking Corp.	247,340	6,475,208

		$42,632,857

Medical & Health Technology & Services – 0.8%
Diagnosticos da America S.A.	185,600	$962,373
Kobayashi Pharmaceutical Co. Ltd.	17,100	903,348
Miraca Holdings, Inc.	24,500	1,128,764

		$2,994,485

Medical Equipment – 0.6%
Sonova Holding AG	18,441	$1,956,263

Metals & Mining – 2.8%
Iluka Resources Ltd.	357,519	$3,227,847
Rio Tinto Ltd.	163,062	6,683,348

		$9,911,195

Natural Gas – Distribution – 1.9%
China Resources Gas Group Ltd.	416,000	$1,067,282
GDF SUEZ	125,665	2,450,255
Tokyo Gas Co. Ltd.	587,000	3,248,782

		$6,766,319

Network & Telecom – 1.0%
Ericsson, Inc., “B”	297,770	$3,372,397

Other Banks & Diversified Financials – 6.9%
Aeon Credit Service Co. Ltd.	66,200	$1,880,222
Bank Rakyat Indonesia	847,000	656,221
DBS Group Holdings Ltd.	211,000	2,568,528
Erste Group Bank AG	108,798	2,896,797
HDFC Bank Ltd., ADR	54,850	1,987,764
ICICI Bank Ltd.	58,863	1,060,624
Itau Unibanco Holding S.A., ADR	71,117	918,832
Kasikornbank PLC, NVDR	271,200	1,651,884
KBC Group N.V.	84,662	3,131,416
Sberbank of Russia, ADR	177,119	2,017,385
UBS AG	233,183	3,961,386
UniCredit S.p.A.	356,115	1,667,806

		$24,398,865

Pharmaceuticals – 9.1%
Bayer AG	46,141	$4,920,667
GlaxoSmithKline PLC	293,348	7,338,635
Novartis AG	115,857	8,210,717
Roche Holding AG	32,126	7,960,321
Santen Pharmaceutical Co. Ltd.	89,600	3,857,552

		$32,287,892

Precious Metals & Minerals – 0.1%
Newcrest Mining Ltd.	56,918	$511,208

Railroad & Shipping – 0.7%
Kuehne & Nagel, Inc. AG	22,601	$2,477,960

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – 1.6%
GSW Immobilien AG	31,146	$1,200,714
Mitsubishi Estate Co. Ltd.	169,000	4,500,192

		$5,700,906

Restaurants – 1.7%
Arcos Dorados Holdings, Inc.	247,910	$2,895,589
Whitbread PLC	69,891	3,259,237

		$6,154,826

Specialty Chemicals – 3.7%
Akzo Nobel N.V.	87,295	$4,903,471
Chugoku Marine Paints Ltd.	117,000	579,220
Linde AG	32,574	6,065,418
Symrise AG	40,011	1,615,477

		$13,163,586

Specialty Stores – 0.6%
Hennes & Mauritz AB, “B”	67,794	$2,219,858

Telecommunications – Wireless – 3.4%
KDDI Corp.	127,700	$6,643,799
Tele2 AB, “B”	120,439	1,409,179
TIM Participacoes S.A., ADR	83,634	1,555,592
Vodafone Group PLC	843,130	2,419,546

		$12,028,116

Telephone Services – 2.1%
Bezeq - The Israel Telecommunication Corp. Ltd.	398,220	$529,310
BT Group PLC	435,204	2,036,597
China Unicom (Hong Kong) Ltd.	1,528,000	2,011,540
TDC A.S.	214,024	1,731,468
Telecom Italia S.p.A. - Savings Shares	1,935,809	1,069,685

		$7,378,600

Tobacco – 1.8%
Japan Tobacco, Inc.	182,900	$6,463,647

Trucking – 1.4%
Yamato Holdings Co. Ltd.	236,700	$4,990,318

Utilities – Electric Power – 0.6%
Energias do Brasil S.A.	433,500	$2,201,158

Utilities – Water – 0.4%
SUEZ Environnement	113,427	$1,460,395

Total Common Stocks (Identified Cost, $345,166,860)		$348,463,374

MONEY MARKET FUNDS – 0.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	2,872,273	$2,872,273

Total Investments (Identified Cost, $348,039,133)		$351,335,647

OTHER ASSETS, LESS LIABILITIES – 0.7%		2,425,438

Net Assets – 100.0%		$353,761,085

5

MFS Research International Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

6

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $345,166,860)	$348,463,374
Underlying affiliated funds, at cost and value	2,872,273
Total investments, at value (identified cost, $348,039,133)	$351,335,647
Foreign currency, at value (identified cost, $311,058)	308,438
Receivables for
Investments sold	528,453
Fund shares sold	732,712
Interest and dividends	1,176,306
Other assets	889
Total assets		$354,082,445
Liabilities
Payables for
Investments purchased	$9,257
Fund shares reacquired	186,786
Payable to affiliates
Investment adviser	35,268
Shareholder servicing costs	54
Distribution and/or service fees	2,419
Payable for independent Trustees’ compensation	1,689
Accrued expenses and other liabilities	85,887
Total liabilities		$321,360
Net assets		$353,761,085
Net assets consist of
Paid-in capital	$350,008,933
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,251,367
Accumulated net realized gain (loss) on investments and foreign currency	(7,001,589)
Undistributed net investment income	7,502,374
Net assets		$353,761,085
Shares of beneficial interest outstanding		25,166,633

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$265,397,845	18,819,657	$14.10
Service Class	88,363,240	6,346,976	13.92

See Notes to Financial Statements

7

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$7,552,655
Interest	97,868
Dividends from underlying affiliated funds	732
Foreign taxes withheld	(666,181)
Total investment income		$6,985,074
Expenses
Management fee	$1,635,670
Distribution and/or service fees	114,086
Shareholder servicing costs	3,452
Administrative services fee	28,218
Independent trustees’ compensation	5,128
Custodian fee	88,236
Shareholder communications	7,105
Audit and tax fees	29,519
Legal fees	3,099
Miscellaneous	10,734
Total expenses		$1,925,247
Reduction of expenses by investment adviser	(1,187)
Net expenses		$1,924,060
Net investment income		$5,061,014
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $26,068 country tax)	$14,619,159
Foreign currency	(115,163)
Net realized gain (loss) on investments and foreign currency		$14,503,996
Change in unrealized appreciation (depreciation)
Investments (net of $45,814 decrease in deferred country tax)	$(6,384,101)
Translation of assets and liabilities in foreign currencies	(44,976)
Net unrealized gain (loss) on investments and foreign currency translation		$(6,429,077)
Net realized and unrealized gain (loss) on investments and foreign currency		$8,074,919
Change in net assets from operations		$13,135,933

See Notes to Financial Statements

8

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$5,061,014	$2,617,061
Net realized gain (loss) on investments and foreign currency	14,503,996	1,858,818
Net unrealized gain (loss) on investments and foreign currency translation	(6,429,077)	24,116,963
Change in net assets from operations	$13,135,933	$28,592,842
Distributions declared to shareholders
From net investment income	$—	$(2,715,065)
Change in net assets from fund share transactions	$(19,926,527)	$197,571,017
Total change in net assets	$(6,790,594)	$223,448,794
Net assets
At beginning of period	360,551,679	137,102,885
At end of period (including undistributed net investment income of $7,502,374 and $2,441,360, respectively)	$353,761,085	$360,551,679

See Notes to Financial Statements

9

MFS Research International Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.62		$11.94	$13.69	$12.54	$9.94	$19.92
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.19	$0.25	$0.20	$0.17	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.77	(1.72)	1.12	2.77	(7.71)
Total from investment operations	$0.48		$1.96	$(1.47)	$1.32	$2.94	$(7.34)
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.28)	$(0.17)	$(0.34)	$(0.29)
From net realized gain on investments	—		—	—	—	—	(2.35)
Total distributions declared to shareholders	$—		$(0.28)	$(0.28)	$(0.17)	$(0.34)	$(2.64)
Net asset value, end of period (x)	$14.10		$13.62	$11.94	$13.69	$12.54	$9.94
Total return (%) (k)(r)(s)(x)	3.52	(n)	16.59	(10.88)	10.63	30.94	(42.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.07	1.14	1.12	1.18	1.17
Expenses after expense reductions (f)	1.00	(a)	1.07	1.10	1.10	1.10	1.11
Net investment income	2.85	(a)	1.44	1.89	1.66	1.62	2.43
Portfolio turnover	19	(n)	46	45	60	75	82
Net assets at end of period (000 omitted)	$265,398		$269,211	$40,134	$52,239	$93,714	$45,835

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.46		$11.80	$13.52	$12.39	$9.82	$19.70
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.23	$0.22	$0.16	$0.17	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	0.28		1.67	(1.70)	1.11	2.70	(7.61)
Total from investment operations	$0.46		$1.90	$(1.48)	$1.27	$2.87	$(7.29)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.24)	$(0.14)	$(0.30)	$(0.24)
From net realized gain on investments	—		—	—	—	—	(2.35)
Total distributions declared to shareholders	$—		$(0.24)	$(0.24)	$(0.14)	$(0.30)	$(2.59)
Net asset value, end of period (x)	$13.92		$13.46	$11.80	$13.52	$12.39	$9.82
Total return (%) (k)(r)(s)(x)	3.42	(n)	16.29	(11.06)	10.34	30.50	(42.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.34	1.39	1.37	1.43	1.42
Expenses after expense reductions (f)	1.25	(a)	1.34	1.35	1.35	1.35	1.36
Net investment income	2.59	(a)	1.87	1.64	1.31	1.64	2.17
Portfolio turnover	19	(n)	46	45	60	75	82
Net assets at end of period (000 omitted)	$88,363		$91,341	$96,969	$121,479	$126,055	$113,966

See Notes to Financial Statements

10

MFS Research International Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Research International Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Research International Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of

12

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$56,347,268	$27,912,171	$—	$84,259,439
United Kingdom	8,707,220	60,014,408	—	68,721,628
Switzerland	1,956,263	35,794,714	—	37,750,977
France	17,644,897	17,377,193	—	35,022,090
Germany	12,304,818	8,881,609	—	21,186,427
Hong Kong	—	15,633,081	—	15,633,081
Netherlands	—	12,973,141	—	12,973,141
Australia	—	11,352,014	—	11,352,014
Sweden	3,372,397	7,710,615	—	11,083,012
Other Countries	29,723,930	20,757,635	—	50,481,565
Mutual Funds	2,872,273	—	—	2,872,273
Total Investments	$132,929,066	$218,406,581	$—	$351,335,647

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,934,326 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $84,144,933 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to

13

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,715,065

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$349,108,787
Gross appreciation	25,377,573
Gross depreciation	(23,150,713)
Net unrealized appreciation (depreciation)	$2,226,860

As of 12/31/12
Undistributed ordinary income	2,461,912
Capital loss carryforwards	(20,435,931)
Other temporary differences	(66,537)
Net unrealized appreciation (depreciation)	8,656,775

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

14

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(8,391,479)
12/31/17	(12,044,452)
Total	$(20,435,931)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$875,101
Service Class	—	1,839,964
Total	$—	$2,715,065

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $493, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.10% of average daily net assets for the Initial Class shares and 1.35% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

15

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,449, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $3.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,410 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $694, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $69,339,064 and $92,416,296, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,672	$2,153,202	17,478,710	$230,319,858
Service Class	157,682	2,227,554	482,180	5,706,383
	309,354	$4,380,756	17,960,890	$236,026,241
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	69,729	$875,101
Service Class	—	—	148,265	1,839,964
	—	$—	217,994	$2,715,065
Shares reacquired
Initial Class	(1,101,263)	$(15,872,787)	(1,139,852)	$(14,928,327)
Service Class	(596,572)	(8,434,496)	(2,060,553)	(26,241,962)
	(1,697,835)	$(24,307,283)	(3,200,405)	$(41,170,289)
Net change
Initial Class	(949,591)	$(13,719,585)	16,408,587	$216,266,632
Service Class	(438,890)	(6,206,942)	(1,430,108)	(18,695,615)
	(1,388,481)	$(19,926,527)	14,978,479	$197,571,017

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, MFS Growth Allocation Portfolio, and the MFS Concervative Allocation Portfolio were the owners of record of approximately 39%, 15%, and 10%, respectively, of the value of outstanding voting shares of the fund.

16

MFS Research International Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $945 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,671	27,942,511	(25,071,909)	2,872,273

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$732	$2,872,273

17

MFS Research International Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL RESEARCH PORTFOLIO

MFS® Variable Insurance Trust II

RES-SEM

MFS® GLOBAL RESEARCH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Research Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Exxon Mobil Corp.	2.0%
Hewlett-Packard Co.	1.7%
Japan Tobacco, Inc.	1.6%
Groupe Danone	1.6%
Pfizer, Inc.	1.5%
Danaher Corp.	1.5%
Novartis AG	1.4%
Roche Holding AG	1.4%
Google, Inc.	1.3%
Target Corp.	1.2%

Global equity sectors
Financial Services	21.7%
Capital Goods (s)	18.5%
Energy	12.8%
Technology	12.6%
Health Care	10.3%
Consumer Cyclicals	9.6%
Consumer Staples	8.1%
Telecommunications/Cable Television	5.6%

Issuer country weightings (s)(x)
United States	53.9%
Japan	9.5%
United Kingdom	6.5%
Switzerland	5.7%
France	4.5%
Hong Kong	2.5%
Germany	2.3%
Netherlands	2.2%
India	1.7%
Other Countries	11.2%

Currency exposure weightings (s)(y)
United States Dollar	55.7%
Euro	10.8%
Japanese Yen	9.5%
British Pound Sterling	6.5%
Swiss Franc	5.7%
Hong Kong Dollar	3.7%
Indian Rupee	1.7%
Brazilian Real	1.6%
Australian Dollar	0.8%
Other Currencies	4.0%

(s)	Includes securities sold short.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Research Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.93%	$1,000.00	$1,071.71	$4.78
	Hypothetical (h)	0.93%	$1,000.00	$1,020.18	$4.66
Service Class	Actual	1.18%	$1,000.00	$1,070.12	$6.06
	Hypothetical (h)	1.18%	$1,000.00	$1,018.94	$5.91

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Research Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.5%
Aerospace – 2.3%
Honeywell International, Inc.	13,430	$1,065,536
Precision Castparts Corp.	4,540	1,026,085
United Technologies Corp.	9,070	842,966

		$2,934,587

Alcoholic Beverages – 0.9%
Pernod Ricard S.A.	10,681	$1,184,390

Apparel Manufacturers – 2.7%
Guess?, Inc.	21,560	$669,007
Li & Fung Ltd.	578,000	788,196
LVMH Moet Hennessy Louis Vuitton S.A.	2,999	482,948
NIKE, Inc., “B”	13,030	829,750
VF Corp.	3,659	706,407

		$3,476,308

Automotive – 2.7%
Delphi Automotive PLC	23,810	$1,206,929
Guangzhou Automobile Group Co. Ltd., “H”	586,000	551,358
Honda Motor Co. Ltd.	30,000	1,114,640
Kia Motors Corp.	11,200	605,495

		$3,478,422

Biotechnology – 0.6%
Gilead Sciences, Inc. (a)	16,140	$826,529

Broadcasting – 2.0%
News Corp., “A”	46,450	$1,514,270
Walt Disney Co.	16,900	1,067,235

		$2,581,505

Brokerage & Asset Managers – 0.9%
BlackRock, Inc.	2,380	$611,303
Franklin Resources, Inc.	3,692	502,186

		$1,113,489

Business Services – 1.7%
Accenture PLC, “A”	12,790	$920,368
Cognizant Technology Solutions Corp., “A” (a)	8,690	544,081
Fidelity National Information Services, Inc.	18,000	771,120

		$2,235,569

Cable TV – 1.2%
Comcast Corp., “Special A”	25,240	$1,001,271
Time Warner Cable, Inc.	4,220	474,666

		$1,475,937

Chemicals – 0.4%
Celanese Corp.	9,890	$443,072

Computer Software – 2.6%
Autodesk, Inc. (a)	5,500	$186,670
CDW Corp. (a)	18,590	346,146
Citrix Systems, Inc. (a)	6,680	403,004
Oracle Corp.	31,060	954,163

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – continued
Salesforce.com, Inc. (a)	13,046	$498,096
Symantec Corp.	24,720	555,458
TIBCO Software, Inc. (a)	15,830	338,762

		$3,282,299

Computer Software – Systems – 3.5%
Apple, Inc. (s)	3,430	$1,358,554
EMC Corp.	41,100	970,782
Hewlett-Packard Co.	88,630	2,198,024

		$4,527,360

Conglomerates – 0.4%
Hutchison Whampoa Ltd.	54,000	$564,352

Construction – 0.8%
Anhui Conch Cement Co. Ltd.	119,000	$319,157
Stanley Black & Decker, Inc.	9,670	747,491

		$1,066,648

Consumer Products – 1.0%
Procter & Gamble Co.	16,950	$1,304,981

Electrical Equipment – 2.7%
Danaher Corp. (s)	29,550	$1,870,515
Schneider Electric S.A.	10,833	781,009
Siemens AG	8,593	868,521

		$3,520,045

Electronics – 2.9%
Altera Corp.	22,740	$750,193
JDS Uniphase Corp. (a)	26,640	383,083
Mellanox Technologies Ltd. (a)	8,520	421,740
Microchip Technology, Inc.	27,040	1,007,240
NXP Semiconductors N.V. (a)	16,590	513,958
Taiwan Semiconductor Manufacturing Co. Ltd.	194,000	702,086

		$3,778,300

Energy – Independent – 4.2%
Anadarko Petroleum Corp.	9,370	$805,164
Cabot Oil & Gas Corp.	17,800	1,264,156
Cairn Energy PLC (a)	43,821	168,058
Cenovus Energy, Inc.	15,690	447,561
EOG Resources, Inc.	6,087	801,536
INPEX Corp.	88	367,890
Occidental Petroleum Corp.	9,480	845,900
Oil Search Ltd.	57,840	406,144
Pioneer Natural Resources Co.	2,411	348,992

		$5,455,401

Energy – Integrated – 4.6%
BG Group PLC	51,778	$883,695
BP PLC	138,943	963,872
Exxon Mobil Corp. (s)	28,820	2,603,887
Royal Dutch Shell PLC, “A”	47,351	1,511,027

		$5,962,481

4

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Engineering – Construction – 1.6%
Fluor Corp.	12,470	$739,596
JGC Corp.	37,000	1,331,821

		$2,071,417

Food & Beverages – 4.0%
Groupe Danone	26,808	$2,012,024
M. Dias Branco S.A. Industria e Comercio de Alimentos	10,300	385,439
Mondelez International, Inc.	38,890	1,109,532
Nestle S.A.	19,711	1,289,226
Want Want China Holdings Ltd.	207,000	290,202

		$5,086,423

Food & Drug Stores – 1.5%
CVS Caremark Corp.	16,460	$941,183
Jeronimo Martins SGPS S.A.	24,503	516,369
Lawson, Inc.	5,500	419,792

		$1,877,344

Gaming & Lodging – 0.6%
Sands China Ltd.	163,600	$764,139

General Merchandise – 1.2%
Target Corp. (s)	22,940	$1,579,648

Insurance – 4.1%
ACE Ltd.	8,590	$768,633
AIA Group Ltd.	258,600	1,086,784
Delta Lloyd N.V.	38,200	761,028
Hiscox Ltd. (a)	88,598	769,607
ING Groep N.V. (a)	77,327	706,591
MetLife, Inc.	24,770	1,133,475

		$5,226,118

Internet – 1.7%
eBay, Inc. (a)	10,660	$551,335
Google, Inc., “A” (a)	1,870	1,646,292

		$2,197,627

Machinery & Tools – 3.0%
Atlas Copco AB, “A”	21,362	$513,034
Eaton Corp. PLC	10,950	720,620
Glory Ltd.	19,000	445,594
Joy Global, Inc.	16,740	812,392
Roper Industries, Inc.	5,668	704,079
Schindler Holding AG	5,061	703,935
Sinotruk Hong Kong Ltd.	8,500	4,137

		$3,903,791

Major Banks – 7.2%
Barclays PLC	161,130	$690,724
BNP Paribas	13,652	745,901
Goldman Sachs Group, Inc.	4,182	632,528
HSBC Holdings PLC	95,703	992,715
JPMorgan Chase & Co.	28,500	1,504,515
Morgan Stanley	39,150	956,435
Standard Chartered PLC	27,515	594,044

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Major Banks – continued
State Street Corp.	11,160	$727,744
Sumitomo Mitsui Financial Group, Inc.	24,600	1,128,554
Wells Fargo & Co.	30,110	1,242,640

		$9,215,800

Medical & Health Technology & Services – 0.7%
Kobayashi Pharmaceutical Co. Ltd.	16,400	$866,369

Medical Equipment – 3.0%
Covidien PLC	17,210	$1,081,476
Sonova Holding AG	6,188	656,437
St. Jude Medical, Inc.	18,720	854,194
Thermo Fisher Scientific, Inc.	14,120	1,194,976

		$3,787,083

Metals & Mining – 1.5%
Iluka Resources Ltd.	58,515	$528,300
Rio Tinto Ltd.	24,810	1,016,876
Steel Authority of India Ltd.	413,616	352,504

		$1,897,680

Natural Gas – Distribution – 0.8%
GDF SUEZ	28,660	$558,821
Tokyo Gas Co. Ltd.	87,000	481,506

		$1,040,327

Network & Telecom – 0.2%
Qualcomm, Inc.	4,140	$252,871

Oil Services – 1.2%
Dresser-Rand Group, Inc. (a)	7,450	$446,851
Ensco PLC, “A”	8,660	503,319
Schlumberger Ltd.	8,170	585,462

		$1,535,632

Other Banks & Diversified Financials – 8.5%
American Express Co.	12,120	$906,091
DBS Group Holdings Ltd.	65,000	791,253
Discover Financial Services	17,990	857,044
Erste Group Bank AG	29,146	776,026
Federal Bank Ltd.	75,562	519,457
Fifth Third Bancorp	31,070	560,814
Housing Development Finance Corp. Ltd.	46,643	686,615
ICICI Bank Ltd.	35,486	639,405
Itau Unibanco Holding S.A., IPS	42,420	546,944
Kasikornbank PLC, NVDR	104,200	634,684
Sberbank of Russia, ADR	63,916	728,003
Siam Commercial Bank Co. Ltd.	45,800	253,993
UBS AG	61,948	1,052,392
UniCredit S.p.A.	125,403	587,304
Visa, Inc., “A”	7,880	1,440,070

		$10,980,095

Pharmaceuticals – 6.0%
Bayer AG	11,177	$1,191,962
Novartis AG	26,260	1,861,031
Pfizer, Inc.	70,440	1,973,024

5

MFS Global Research Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG	7,367	$1,825,427
Santen Pharmaceutical Co. Ltd.	18,700	805,092

		$7,656,536

Precious Metals & Minerals – 0.1%
Newcrest Mining Ltd.	16,385	$147,161

Railroad & Shipping – 0.5%
Union Pacific Corp.	4,123	$636,096

Real Estate – 1.0%
Mitsubishi Estate Co. Ltd.	48,000	$1,278,161

Restaurants – 1.1%
Arcos Dorados Holdings, Inc.	53,990	$630,603
McDonald’s Corp.	8,439	835,461

		$1,466,064

Specialty Chemicals – 1.6%
Akzo Nobel N.V.	15,095	$847,905
FMC Corp.	5,390	329,113
Linde AG	4,431	825,071

		$2,002,089

Specialty Stores – 0.5%
Industria de Diseno Textil S.A.	5,148	$635,513

Telecommunications – Wireless – 2.3%
American Tower Corp., REIT	10,140	$741,944
KDDI Corp.	21,746	1,131,371
Tele2 AB, “B”	43,314	506,789
TIM Participacoes S.A., ADR	29,570	550,002

		$2,930,106

Telephone Services – 2.1%
BT Group PLC	162,880	$762,219
China Unicom (Hong Kong) Ltd.	278,000	365,974
TDC A.S.	86,303	698,197
Telecom Italia S.p.A. – Ordinary Shares	192,031	133,477
Telecom Italia S.p.A. – Savings Shares	470,405	259,935
Verizon Communications, Inc.	10,440	525,550

		$2,745,352

Tobacco – 2.2%
Japan Tobacco, Inc.	59,900	$2,116,853
Philip Morris International, Inc.	8,350	723,277

		$2,840,130

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Trucking – 1.2%
Expeditors International of Washington, Inc.	21,330	$810,753
Yamato Holdings Co. Ltd.	36,800	775,850

		$1,586,603

Utilities – Electric Power – 2.0%
CMS Energy Corp.	50,990	$1,385,397
Edison International	13,560	653,050
Energias do Brasil S.A.	102,000	517,920

		$2,556,367

Total Common Stocks (Identified Cost, $114,648,946)		$127,974,217

MONEY MARKET FUNDS – 0.2%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	281,713	$281,713

Total Investments (Identified Cost, $114,930,659)		$128,255,930

SECURITIES SOLD SHORT – (0.3)%
Machinery & Tools – (0.3)%
Manitowoc Co., Inc. (Proceeds Received, $315,793)	(18,250)	$(326,858)

OTHER ASSETS, LESS LIABILITIES – 0.6%		769,633

Net Assets – 100.0%		$128,698,705

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2013, the fund had cash collateral of $1,259 and other liquid securities with an aggregate value of $836,369 to cover any commitments for securities sold short. Cash collateral is comprised of “Deposits with brokers” on the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

IPS	International Preference Stock

NVDR	Non-Voting Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $114,648,946)	$127,974,217
Underlying affiliated funds, at cost and value	281,713
Total investments, at value (identified cost, $114,930,659)	$128,255,930
Foreign currency, at value (identified cost, $32,547)	32,310
Deposits with brokers	1,259
Receivables for
Investments sold	1,401,658
Interest and dividends	218,006
Other assets	881
Total assets		$129,910,044
Liabilities
Payables for
Securities sold short, at value (proceeds received, $315,793)	$326,858
Investments purchased	712,679
Fund shares reacquired	67,267
Payable to affiliates
Investment adviser	10,803
Shareholder servicing costs	42
Distribution and/or service fees	317
Payable for independent Trustees’ compensation	841
Deferred country tax expense payable	13,350
Accrued expenses and other liabilities	79,182
Total liabilities		$1,211,339
Net assets		$128,698,705
Net assets consist of
Paid-in capital	$142,847,826
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $13,350 deferred country tax)	13,295,918
Accumulated net realized gain (loss) on investments and foreign currency	(30,555,152)
Undistributed net investment income	3,110,113
Net assets		$128,698,705
Shares of beneficial interest outstanding		5,902,336

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$117,108,917	5,367,530	$21.82
Service Class	11,589,788	534,806	21.67

See Notes to Financial Statements

7

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$1,802,695
Interest	8,509
Dividends from underlying affiliated funds	474
Foreign taxes withheld	(109,894)
Total investment income		$1,701,784
Expenses
Management fee	$493,772
Distribution and/or service fees	15,316
Shareholder servicing costs	3,156
Administrative services fee	13,787
Independent Trustees’ compensation	2,500
Custodian fee	50,105
Shareholder communications	6,905
Audit and tax fees	31,695
Legal fees	1,111
Dividend and interest expense on securities sold short	1,404
Miscellaneous	8,413
Total expenses		$628,164
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(430)
Net expenses		$627,722
Net investment income		$1,074,062
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $25,352 country tax)	$9,165,635
Written options	2,158
Securities sold short	(38,955)
Foreign currency	(21,336)
Net realized gain (loss) on investments and foreign currency		$9,107,502
Change in unrealized appreciation (depreciation)
Investments (net of $34,474 decrease in deferred country tax)	$(959,082)
Securities sold short	(2,349)
Translation of assets and liabilities in foreign currencies	(5,145)
Net unrealized gain (loss) on investments and foreign currency translation		$(966,576)
Net realized and unrealized gain (loss) on investments and foreign currency		$8,140,926
Change in net assets from operations		$9,214,988

See Notes to Financial Statements

8

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,074,062	$2,059,471
Net realized gain (loss) on investments and foreign currency	9,107,502	6,695,105
Net unrealized gain (loss) on investments and foreign currency translation	(966,576)	11,893,536
Change in net assets from operations	$9,214,988	$20,648,112
Distributions declared to shareholders
From net investment income	$—	$(2,040,059)
Change in net assets from fund share transactions	$(10,482,153)	$(19,027,284)
Total change in net assets	$(1,267,165)	$(419,231)
Net assets
At beginning of period	129,965,870	130,385,101
At end of period (including undistributed net investment income of $3,110,113 and $2,036,051, respectively)	$128,698,705	$129,965,870
See Notes to Financial Statements

9

MFS Global Research Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years .

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.36		$17.71	$19.23	$17.29	$13.30	$21.04
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.30	$0.27	$0.20	$0.20	$0.19
Net realized and unrealized gain (loss) on investments and foreign currency	1.28		2.66	(1.56)	1.97	4.03	(7.81)
Total from investment operations	$1.46		$2.96	$(1.29)	$2.17	$4.23	$(7.62)
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.23)	$(0.23)	$(0.24)	$(0.12)
Net asset value, end of period (x)	$21.82		$20.36	$17.71	$19.23	$17.29	$13.30
Total return (%) (k)(s)(x)	7.17	(n)	16.81	(6.73)	12.66	32.44	(36.43)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.93	(a)	0.94	0.97	0.97	0.98	0.87
Expenses after expense reductions (f)	0.93	(a)	0.94	N/A	N/A	N/A	N/A
Net investment income	1.66	(a)	1.58	1.38	1.18	1.42	1.06
Portfolio turnover	26	(n)	40	54	59	63	144
Net assets at end of period (000 omitted)	$117,109		$117,388	$117,312	$144,156	$149,758	$134,672
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.93	(a)	0.93	0.96	0.96	0.98	N/A
Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$20.25		$17.60	$19.11	$17.18	$13.21	$20.89
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.26	$0.22	$0.16	$0.17	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	1.27		2.64	(1.55)	1.96	3.99	(7.76)
Total from investment operations	$1.42		$2.90	$(1.33)	$2.12	$4.16	$(7.62)
Less distributions declared to shareholders
From net investment income	$—		$(0.25)	$(0.18)	$(0.19)	$(0.19)	$(0.06)
Net asset value, end of period (x)	$21.67		$20.25	$17.60	$19.11	$17.18	$13.21
Total return (%) (k)(s)(x)	7.01	(n)	16.57	(7.00)	12.42	32.03	(36.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18	(a)	1.19	1.22	1.22	1.23	1.12
Expenses after expense reductions (f)	1.18	(a)	1.19	N/A	N/A	N/A	N/A
Net investment income	1.38	(a)	1.35	1.13	0.93	1.21	0.81
Portfolio turnover	26	(n)	40	54	59	63	144
Net assets at end of period (000 omitted)	$11,590		$12,578	$13,073	$17,036	$17,901	$18,199
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.18	(a)	1.18	1.21	1.21	1.23	N/A

See Notes to Financial Statements

10

MFS Global Research Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have each been lower by approximately 0.86%. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Tyco International Ltd., the Initial Class and Service Class total returns for the year ended December 31, 2010 would have been lower by approximately 0.71% and 0.70%, respectively.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Global Research Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Research Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments

12

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$68,633,059	$—	$—	$68,633,059
Japan	10,547,728	1,715,765	—	12,263,493
United Kingdom	992,715	7,360,122	—	8,352,837
Switzerland	656,437	6,732,011	—	7,388,448
France	3,942,314	1,822,779	—	5,765,093
Hong Kong	—	3,203,471	—	3,203,471
Germany	2,060,483	825,071	—	2,885,554
Netherlands	513,958	2,315,523	—	2,829,481
India	639,405	1,558,576	—	2,197,981
Other Countries	6,100,875	8,353,925	—	14,454,800
Mutual Funds	281,713	—	—	281,713
Total Investments	$94,368,687	$33,887,243	$—	$128,255,930
Short Sales	$(326,858)	$—	$—	$(326,858)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,102,040 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $12,777,029 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

13

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. At June 30, 2013, the fund did not have any outstanding derivative instruments.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Written Options
Equity	$2,158

There is no change in unrealized gain (loss) from derivative transactions at period end.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swaps agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction.

14

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended June 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	—	$—
Options written	155	4,276
Options exercised	(51)	(2,118)
Options expired	(104)	(2,158)
Outstanding, end of period	—	$—

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2013, this expense amounted to $1,404. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

15

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and straddle loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,040,059

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$115,019,783
Gross appreciation	20,675,052
Gross depreciation	(7,438,905)
Net unrealized appreciation (depreciation)	$13,236,147

As of 12/31/12
Undistributed ordinary income	2,036,051
Capital loss carryforwards	(39,522,841)
Other temporary differences	(107,022)
Net unrealized appreciation (depreciation)	14,229,703

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(20,801,086)
12/31/17	(18,721,755)
Total	$(39,522,841)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,870,542
Service Class	—	169,517
Total	$—	$2,040,059

16

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $179, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,154, which equated to 0.0048% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0209% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $506 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $251, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, aggregated $34,363,450 and $44,188,724, respectively.

17

MFS Global Research Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	4,175	$91,639	30,009	$587,110
Service Class	7,760	167,183	51,613	977,622
	11,935	$258,822	81,622	$1,564,732
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	97,020	$1,870,542
Service Class	—	—	8,834	169,517
	—	$—	105,854	$2,040,059
Shares reacquired
Initial Class	(402,556)	$(8,716,657)	(986,978)	$(19,101,113)
Service Class	(94,168)	(2,024,318)	(181,973)	(3,530,962)
	(496,724)	$(10,740,975)	(1,168,951)	$(22,632,075)
Net change
Initial Class	(398,381)	$(8,625,018)	(859,949)	$(16,643,461)
Service Class	(86,408)	(1,857,135)	(121,526)	(2,383,823)
	(484,789)	$(10,482,153)	(981,475)	$(19,027,284)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $333 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	480,187	13,606,999	(13,805,473)	281,713

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$474	$281,713

18

MFS Global Research Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL GOVERNMENTS PORTFOLIO

MFS® Variable Insurance Trust II

WGS-SEM

MFS® GLOBAL GOVERNMENTS PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Governments Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	61.8%
U.S. Treasury Securities	28.2%
High Grade Corporates	1.3%
U.S. Government Agencies	0.8%
Mortgage-Backed Securities	0.6%
Commercial Mortgage-Backed Securities	0.1%

Composition including fixed income credit quality (a)(i)
AAA	9.2%
AA	12.5%
A	20.4%
BBB	19.5%
BB	1.6%
B (o)	0.0%
CCC (o)	0.0%
U.S. Government	28.2%
Federal Agencies	1.4%
Cash & Other	7.2%

Portfolio facts (i)
Average Duration (d)	6.8
Average Effective Maturity (m)	9.0 yrs.

Issuer country weightings (i)(x)
United States	36.9%
Japan	20.8%
Italy	10.4%
Spain	5.8%
United Kingdom	5.7%
Germany	4.6%
France	4.2%
Ireland	2.8%
Canada	2.4%
Other Countries	6.4%

Currency exposure (i)(y)
United States Dollar	38.1%
Euro	25.8%
Japanese Yen	25.8%
British Pound Sterling	6.7%
Canadian Dollar	1.6%
Australian Dollar	1.0%
Danish Krone	0.6%
Swedish Krona	0.4%
Polish Zloty (o)	0.0%
Other Countries (o)	(0.0)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Governments Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.83%	$1,000.00	$937.44	$3.99
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$936.52	$5.19
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Governments Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 91.6%
Foreign Bonds – 62.3%
Australia – 1.5%
Commonwealth of Australia, 5.75%, 2021	AUD	3,162,000	$3,317,858

Belgium – 1.6%
Kingdom of Belgium, 4.25%, 2021	EUR	2,307,000	$3,457,845

Canada – 2.4%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	132,097	$124,735
Government of Canada, 4.5%, 2015	CAD	2,570,000	2,595,023
Government of Canada, 4.25%, 2018	CAD	12,000	12,706
Government of Canada, 3.25%, 2021	CAD	924,000	941,633
Government of Canada, 5.75%, 2033	CAD	1,262,000	1,722,701

			$5,396,798

France – 4.1%
Republic of France, 2.5%, 2020	EUR	2,349,000	$3,213,083
Republic of France, 6%, 2025	EUR	1,428,000	2,512,718
Republic of France, 4.75%, 2035	EUR	2,171,000	3,508,105

			$9,233,906

Germany – 4.5%
Federal Republic of Germany, 4.25%, 2018	EUR	1,521,000	$2,319,940
Federal Republic of Germany, 3.25%, 2021	EUR	3,473,000	5,181,997
Federal Republic of Germany, 6.25%, 2030	EUR	1,234,000	2,478,743

			$9,980,680

Iceland – 0.5%
Republic of Iceland, 4.875%, 2016 (n)		$1,122,000	$1,172,490

Ireland – 2.7%
Republic of Ireland, 5.5%, 2017	EUR	3,054,000	$4,394,625
Republic of Ireland, 4.5%, 2020	EUR	1,225,000	1,664,705

			$6,059,330

Italy – 10.2%
Republic of Italy, 4.25%, 2015	EUR	1,744,000	$2,355,148
Republic of Italy, 5.25%, 2017	EUR	9,746,000	13,659,466
Republic of Italy, 3.75%, 2021	EUR	5,287,000	6,789,604

			$22,804,218

Japan – 20.7%
Government of Japan, 2%, 2052	JPY	87,900,000	$912,077
Government of Japan, 1.1%, 2020	JPY	1,682,200,000	17,565,099
Government of Japan, 2.1%, 2024	JPY	1,087,350,000	12,283,612
Government of Japan, 2.2%, 2027	JPY	819,900,000	9,298,772
Government of Japan, 2.4%, 2037	JPY	448,600,000	5,088,381
Toyota Motor Credit Corp., FRN, 0.564%, 2016		$1,227,000	1,224,899

			$46,372,840

Issuer	Shares/Par		Value ($)

BONDS – continued
Foreign Bonds – continued
Netherlands – 0.7%
ABN AMRO Bank N.V., FRN, 2.045%, 2014 (n)		$200,000	$201,736
Kingdom of the Netherlands, 5.5%, 2028	EUR	807,000	1,443,807

			$1,645,543

Norway – 0.0%
Statoil A.S.A., FRN, 0.565%, 2018		$45,000	$45,022

Portugal – 1.6%
Republic of Portugal, 4.45%, 2018	EUR	1,580,000	$1,959,312
Republic of Portugal, 4.8%, 2020	EUR	1,402,000	1,684,394

			$3,643,706

Spain – 5.6%
Kingdom of Spain, 4%, 2015	EUR	4,679,000	$6,266,431
Kingdom of Spain, 5.5%, 2017	EUR	1,795,000	2,519,826
Kingdom of Spain, 4.6%, 2019	EUR	2,761,000	3,717,123

			$12,503,380

Sweden – 0.5%
Nordea Bank AB, FRN, 0.735%, 2016 (z)		$1,000,000	$1,001,422

United Kingdom – 5.7%
HSBC Bank PLC, FRN, 0.915%, 2018 (z)		$403,000	$402,998
United Kingdom Treasury, 8%, 2021	GBP	2,421,100	5,265,054
United Kingdom Treasury, 4.25%, 2027	GBP	1,174,000	2,052,256
United Kingdom Treasury, 4.25%, 2036	GBP	2,887,000	4,997,534

			$12,717,842

Total Foreign Bonds			$139,352,880

U.S. Bonds – 29.3%
Asset-Backed & Securitized – 0.0%
Commercial Mortgage Asset Trust, FRN, 0.659%, 2032 (i)(z)		$2,332,638	$10,702
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043 (i)(z)		252,925	433

			$11,135

Mortgage-Backed – 0.6%
Fannie Mae, 4.78%, 2015		$86,973	$92,077
Fannie Mae, 4.856%, 2015		41,849	44,263
Fannie Mae, 5.5%, 2015		47,006	49,440
Fannie Mae, 5.09%, 2016		83,461	90,790
Fannie Mae, 5.424%, 2016		85,692	94,610
Fannie Mae, 5.05%, 2017		51,466	56,110
Fannie Mae, 5.16%, 2018		135,511	147,678
Fannie Mae, 5.1%, 2019		61,547	67,779

4

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Foreign Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 5.18%, 2019	$61,601	$68,014
Fannie Mae, 6.16%, 2019	40,963	45,870
Freddie Mac, 1.426%, 2017	560,000	562,003
Freddie Mac, 3.882%, 2017	89,000	96,112
Freddie Mac, 5.085%, 2019	43,000	49,318

		$1,464,064

U.S. Government Agencies and Equivalents – 0.8%
Aid-Egypt, 4.45%, 2015	$301,000	$326,687
Small Business Administration, 4.57%, 2025	19,527	21,132
Small Business Administration, 5.09%, 2025	21,145	23,333
Small Business Administration, 5.21%, 2026	319,471	346,728
Small Business Administration, 2.22%, 2033	1,032,000	994,293

		$1,712,173

U.S. Treasury Obligations – 27.9%
U.S. Treasury Bonds, 6.875%, 2025	$4,183,000	$5,989,533
U.S. Treasury Bonds, 5.25%, 2029	2,868,000	3,648,635

Issuer	Shares/Par	Value ($)

BONDS – continued
Foreign Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 4.5%, 2039	$6,716,400	$8,030,296
U.S. Treasury Notes, 4.125%, 2015	13,403,000	14,348,541
U.S. Treasury Notes, 4.75%, 2017	15,558,000	17,857,659
U.S. Treasury Notes, 3.5%, 2020	11,412,000	12,625,415

		$62,500,079

Total U.S. Bonds		$65,687,451

Total Bonds (Identified Cost, $214,377,021)		$205,040,331

MONEY MARKET FUNDS – 6.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	15,289,929	$15,289,929

Total Investments (Identified Cost, $229,666,950)		$220,330,260

OTHER ASSETS, LESS LIABILITIES – 1.6%		3,470,356

Net Assets – 100.0%		$223,800,616

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,374,226, representing 0.6% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	$132,289	$124,735
Commercial Mortgage Asset Trust, FRN, 0.659%, 2032	8/25/03-12/02/11	13,151	10,702
First Union National Bank Commercial Mortgage Trust, FRN, 1.893%, 2043	12/11/03-11/30/11	186	433
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	403,000	402,998
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	1,000,000	1,001,422
Total Restricted Securities			$1,540,290
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

DKK	Danish Krone

5

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

NOK	Norwegian Krone

PLN	Polish Zloty

SEK	Swedish Krona

THB	Thailand Baht

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	1,156,162	7/16/13	$1,150,000	$1,056,282	$93,718
SELL	AUD	Deutsche Bank AG	40,000	7/16/13	40,967	36,544	4,423
SELL	AUD	Westpac Banking Corp.	1,319,531	7/16/13	1,372,859	1,205,536	167,323
SELL	CAD	Deutsche Bank AG	171,000	7/16/13	169,357	162,540	6,817
SELL	CAD	Goldman Sachs International	1,157,000	7/16/13	1,117,649	1,099,760	17,889
SELL	CAD	Merrill Lynch International Bank	1,921,235	7/16/13	1,885,292	1,826,186	59,106
SELL	CAD	UBS AG	63,000	7/16/13	62,123	59,883	2,240
SELL	CHF	UBS AG	1,000	7/16/13	1,073	1,059	14
BUY	CNY	Deutsche Bank AG	7,120,000	1/15/14	1,140,366	1,146,341	5,975
SELL	DKK	Goldman Sachs International	343,000	7/16/13	60,365	59,868	497
BUY	EUR	Citibank N.A.	195,000	7/16/13	253,735	253,836	101
BUY	EUR	Deutsche Bank AG	333,000	7/16/13	431,540	433,473	1,933
BUY	EUR	UBS AG	84,000	7/16/13	108,471	109,345	874
SELL	EUR	Barclays Bank PLC	2,187,652	7/16/13-9/18/13	2,884,175	2,847,965	36,210
SELL	EUR	Credit Suisse Group	1,084,033	7/16/13	1,427,534	1,411,110	16,424
SELL	EUR	Deutsche Bank AG	3,477,829	7/16/13	4,546,080	4,527,166	18,914
SELL	EUR	JPMorgan Chase Bank N.A.	5,184,832	7/16/13	6,776,716	6,749,209	27,507
SELL	EUR	Merrill Lynch International Bank	243,000	7/16/13	318,970	316,318	2,652
SELL	EUR	UBS AG	2,740,475	7/16/13-9/18/13	3,607,483	3,567,587	39,896
SELL	GBP	Barclays Bank PLC	2,398,515	7/16/13	3,689,133	3,647,673	41,460
SELL	GBP	Deutsche Bank AG	26,000	7/16/13	40,746	39,541	1,205
SELL	GBP	Goldman Sachs International	131,000	7/16/13	199,629	199,225	404
SELL	GBP	JPMorgan Chase Bank N.A.	58,000	7/16/13	90,197	88,207	1,990
SELL	GBP	Merrill Lynch International Bank	53,000	7/16/13	81,770	80,603	1,167
BUY	JPY	Barclays Bank PLC	35,360,000	7/16/13	351,315	356,542	5,227
BUY	JPY	Credit Suisse Group	459,064,179	7/16/13	4,609,532	4,628,837	19,305
BUY	JPY	Deutsche Bank AG	263,701,000	7/16/13	2,654,624	2,658,950	4,326
BUY	JPY	Goldman Sachs International	44,014,390	7/16/13	430,467	443,806	13,339
BUY	JPY	Merrill Lynch International Bank	353,333,178	7/16/13	3,548,687	3,562,730	14,043
SELL	JPY	Barclays Bank PLC	43,096,680	7/16/13	452,763	434,553	18,210
SELL	JPY	Citibank N.A.	227,813,846	7/16/13	2,315,267	2,297,093	18,174
SELL	JPY	Deutsche Bank AG	273,030,000	7/16/13	2,794,877	2,753,016	41,861
SELL	JPY	Goldman Sachs International	111,891,000	7/16/13	1,152,886	1,128,219	24,667
SELL	JPY	Merrill Lynch International Bank	78,645,000	7/16/13	804,525	792,993	11,532
SELL	JPY	UBS AG	89,971,000	7/16/13	921,686	907,196	14,490
BUY	MXN	JPMorgan Chase Bank N.A.	4,000	7/05/13	307	309	2
SELL	MXN	JPMorgan Chase Bank N.A.	4,000	7/05/13	311	309	2
SELL	NOK	Goldman Sachs International	120,258	7/16/13	20,838	19,788	1,050
SELL	PLN	Citibank N.A.	5,392,240	7/16/13	1,693,091	1,621,416	71,675
SELL	SEK	Goldman Sachs International	1,000,000	7/16/13	150,660	149,069	1,591
SELL	THB	JPMorgan Chase Bank N.A.	17,148,000	7/18/13	579,716	552,457	27,259

							$835,492

6

MFS Global Governments Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
BUY	AUD	Deutsche Bank AG	1,193,000	7/16/13	$1,145,446	$1,089,936	$(55,510)
BUY	AUD	Goldman Sachs International	35,000	7/16/13	33,700	31,976	(1,724)
BUY	CAD	Credit Suisse Group	12,000	7/16/13	11,758	11,406	(352)
BUY	CAD	Deutsche Bank AG	1,178,000	7/16/13	1,151,900	1,119,721	(32,179)
BUY	CAD	Merrill Lynch International Bank	133,000	7/16/13	128,736	126,420	(2,316)
SELL	CNY	Deutsche Bank AG	7,120,000	1/15/14	1,145,431	1,146,341	(910)
BUY	DKK	Deutsche Bank AG	7,743,290	7/16/13	1,357,658	1,351,529	(6,129)
BUY	DKK	JPMorgan Chase Bank N.A.	106,000	7/16/13	18,663	18,501	(162)
BUY	EUR	Barclays Bank PLC	878,000	7/16/13	1,167,296	1,142,912	(24,384)
BUY	EUR	Citibank N.A.	311,387	7/16/13	407,549	405,339	(2,210)
BUY	EUR	Deutsche Bank AG	5,509,370	7/16/13	7,233,535	7,171,666	(61,869)
BUY	EUR	Goldman Sachs International	181,000	7/16/13	236,171	235,612	(559)
BUY	EUR	JPMorgan Chase Bank N.A.	39,000	7/16/13	51,157	50,767	(390)
BUY	EUR	UBS AG	327,000	7/16/13	430,586	425,663	(4,923)
SELL	EUR	Citibank N.A.	997,000	7/16/13	1,297,413	1,297,817	(404)
SELL	EUR	Credit Suisse Group	440,000	7/16/13	571,713	572,758	(1,045)
SELL	EUR	Deutsche Bank AG	255,000	7/16/13	327,078	331,939	(4,861)
SELL	EUR	Goldman Sachs International	748,000	7/16/13	970,856	973,688	(2,832)
SELL	EUR	UBS AG	437,000	7/16/13	562,105	568,852	(6,747)
BUY	GBP	Brown Brothers Harriman & Co	54,000	7/16/13	82,238	82,123	(115)
BUY	GBP	Credit Suisse Group	2,003,576	7/16/13	3,070,260	3,047,049	(23,211)
BUY	GBP	Deutsche Bank AG	2,224,576	7/16/13	3,413,267	3,383,147	(30,120)
BUY	GBP	Goldman Sachs International	236,000	7/16/13	366,382	358,910	(7,472)
BUY	GBP	UBS AG	38,000	7/16/13	58,379	57,791	(588)
SELL	GBP	Deutsche Bank AG	195,000	7/16/13	296,297	296,557	(260)
BUY	JPY	Citibank N.A.	1,412,185,937	7/16/13	14,326,302	14,239,355	(86,947)
BUY	JPY	Deutsche Bank AG	283,497,791	7/16/13	2,913,007	2,858,565	(54,442)
BUY	JPY	Goldman Sachs International	102,220,000	7/16/13	1,052,895	1,030,705	(22,190)
BUY	JPY	UBS AG	166,143,000	7/16/13	1,713,374	1,675,253	(38,121)
SELL	JPY	Barclays Bank PLC	11,320,000	7/16/13	113,062	114,142	(1,080)
SELL	JPY	Credit Suisse Group	55,189,000	7/16/13	537,829	556,482	(18,653)
SELL	JPY	Deutsche Bank AG	117,944,000	7/16/13	1,175,304	1,189,253	(13,949)
SELL	JPY	Goldman Sachs International	871,500,706	7/16/13	8,687,068	8,787,517	(100,449)
SELL	MXN	JPMorgan Chase Bank N.A.	4,000	9/03/13	305	307	(2)
BUY	PLN	Citibank N.A.	5,416,875	7/16/13	1,636,845	1,628,824	(8,021)
BUY	SEK	Deutsche Bank AG	5,752,903	7/16/13	897,306	857,581	(39,725)
BUY	SEK	JPMorgan Chase Bank N.A.	1,190,000	7/16/13	182,972	177,391	(5,581)
SELL	SEK	Barclays Bank PLC	268,000	7/16/13	39,615	39,952	(337)
BUY	THB	JPMorgan Chase Bank N.A.	17,169,000	7/18/13	588,181	553,133	(35,048)

							$(695,817)

7

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $214,377,021)	$205,040,331
Underlying affiliated funds, at cost and value	15,289,929
Total investments, at value (identified cost, $229,666,950)	$220,330,260
Foreign currency, at value (identified cost, $45,587)	45,548
Receivables for
Forward foreign currency exchange contracts	835,492
Fund shares sold	1,543,329
Interest	2,612,571
Other assets	351
Total assets		$225,367,551
Liabilities
Payables for
Forward foreign currency exchange contracts	$695,817
Investments purchased	787,036
Fund shares reacquired	20,324
Payable to affiliates
Investment adviser	18,723
Shareholder servicing costs	34
Distribution and/or service fees	76
Payable for independent Trustees’ compensation	1,667
Accrued expenses and other liabilities	43,258
Total liabilities		$1,566,935
Net assets		$223,800,616
Net assets consist of
Paid-in capital	$237,828,666
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(9,208,541)
Accumulated net realized gain (loss) on investments and foreign currency	(6,418,663)
Undistributed net investment income	1,599,154
Net assets		$223,800,616
Shares of beneficial interest outstanding		21,650,874

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$220,998,373	21,375,693	$10.34
Service Class	2,802,243	275,181	10.18

See Notes to Financial Statements

8

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$1,949,256
Dividends from underlying affiliated funds	10,608
Total investment income		$1,959,864
Expenses
Management fee	$845,504
Distribution and/or service fees	3,370
Shareholder servicing costs	802
Administrative services fee	19,627
Independent trustees’ compensation	4,971
Custodian fee	25,755
Shareholder communications	3,234
Audit and tax fees	32,441
Legal fees	1,939
Miscellaneous	7,029
Total expenses		$944,672
Fees paid indirectly	(7)
Reduction of expenses by investment adviser	(740)
Net expenses		$943,925
Net investment income		$1,015,939
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(2,616,673)
Foreign currency	(2,714,808)
Net realized gain (loss) on investments and foreign currency		$(5,331,481)
Change in unrealized appreciation (depreciation)
Investments	$(11,402,498)
Translation of assets and liabilities in foreign currencies	1,154,450
Net unrealized gain (loss) on investments and foreign currency translation		$(10,248,048)
Net realized and unrealized gain (loss) on investments and foreign currency		$(15,579,529)
Change in net assets from operations		$(14,563,590)

See Notes to Financial Statements

9

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,015,939	$505,308
Net realized gain (loss) on investments and foreign currency	(5,331,481)	(322,539)
Net unrealized gain (loss) on investments and foreign currency translation	(10,248,048)	(1,604,280)
Change in net assets from operations	$(14,563,590)	$(1,421,511)
Distributions declared to shareholders
From net investment income	$—	$(996,242)
From tax return of capital	—	(3,795)
Total distributions declared to shareholders	$—	$(1,000,037)
Change in net assets from fund share transactions	$9,428,373	$194,488,112
Total change in net assets	$(5,135,217)	$192,066,564
Net assets
At beginning of period	228,935,833	36,869,269
At end of period (including undistributed net investment income of $1,599,154 and $583,215, respectively)	$223,800,616	$228,935,833

See Notes to Financial Statements

10

MFS Global Governments Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012		2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$11.03		$11.29		$11.00	$10.60	$11.59	$11.43
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.11		$0.18	$0.18	$0.22	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	(0.74)		(0.04)		0.49	0.30	0.13	0.84
Total from investment operations	$(0.69)		$0.07		$0.67	$0.48	$0.35	$1.10
Less distributions declared to shareholders
From net investment income	$—		$(0.33)		$(0.26)	$—	$(1.34)	$(0.94)
From net realized gain on investments	—		—		(0.12)	(0.08)	—	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.33)		$(0.38)	$(0.08)	$(1.34)	$(0.94)
Net asset value, end of period (x)	$10.34		$11.03		$11.29	$11.00	$10.60	$11.59
Total return (%) (k)(r)(s)(x)	(6.26	)(n)	0.64		6.06	4.61	4.06	10.12
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.98		1.14	1.15	1.16	1.09
Expenses after expense reductions (f)	0.83	(a)	0.98		1.00	1.00	1.00	1.00
Net investment income	0.90	(a)	0.96		1.59	1.64	2.08	2.31
Portfolio turnover	33	(n)	15		70	66	84	113
Net assets at end of period (000 omitted)	$220,998		$226,668		$34,252	$30,047	$32,034	$36,813

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012		2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$10.87		$11.13		$10.85	$10.48	$11.47	$11.32
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.08		$0.15	$0.15	$0.19	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	(0.72)		(0.04)		0.48	0.30	0.12	0.84
Total from investment operations	$(0.69)		$0.04		$0.63	$0.45	$0.31	$1.07
Less distributions declared to shareholders
From net investment income	$—		$(0.30)		$(0.23)	$—	$(1.30)	$(0.92)
From net realized gain on investments	—		—		(0.12)	(0.08)	—	—
From tax return of capital	—		(0.00	)(w)	—	—	—	—
Total distributions declared to shareholders	$—		$(0.30)		$(0.35)	$(0.08)	$(1.30)	$(0.92)
Net asset value, end of period (x)	$10.18		$10.87		$11.13	$10.85	$10.48	$11.47
Total return (%) (k)(r)(s)(x)	(6.35	)(n)	0.33		5.75	4.38	3.77	9.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.25		1.39	1.40	1.41	1.35
Expenses after expense reductions (f)	1.08	(a)	1.25		1.25	1.25	1.25	1.25
Net investment income	0.65	(a)	0.71		1.34	1.39	1.78	2.03
Portfolio turnover	33	(n)	15		70	66	84	113
Net assets at end of period (000 omitted)	$2,802		$2,268		$2,617	$3,093	$3,573	$6,371

See Notes to Financial Statements

11

MFS Global Governments Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Global Governments Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Governments Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

13

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$64,212,252	$—	$64,212,252
Non-U.S. Sovereign Debt	—	136,397,090	—	136,397,090
Residential Mortgage-Backed Securities	—	1,464,064	—	1,464,064
Commercial Mortgage-Backed Securities	—	135,870	—	135,870
Foreign Bonds	—	2,831,055	—	2,831,055
Mutual Funds	15,289,929	—	—	15,289,929
Total Investments	$15,289,929	$205,040,331	$—	$220,330,260

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$139,675	$—	$139,675

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$835,492	$(695,817)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(2,696,255)

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MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$1,179,156

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

15

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$996,242
Tax return of capital (b)	3,795
Total distributions	$1,000,037

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$231,503,390
Gross appreciation	415,028
Gross depreciation	(11,588,158)
Net unrealized appreciation (depreciation)	$(11,173,130)

As of 12/31/12
Capital loss carryforwards	(142,224)
Other temporary differences	(472,075)
Net unrealized appreciation (depreciation)	1,149,839

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Short-Term	$(32,762)
Long-Term	(109,462)
Total	$(142,224)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

16

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From tax return of capital
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$935,868	$—	$3,565
Service Class	—	60,374	—	230
Total	$—	$996,242	$—	$3,795

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $308, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $800, which equated to 0.0007% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $2.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0174% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are

17

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $903 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $432, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$22,627,058	$20,129,658
Investments (non-U.S. Government securities)	$54,550,008	$50,349,042

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,336,594	$14,229,101	18,036,331	$200,579,042
Service Class	89,151	939,718	54,810	604,238
	1,425,745	$15,168,819	18,091,141	$201,183,280
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	85,248	$939,433
Service Class	—	—	5,565	60,604
	—	$—	90,813	$1,000,037
Shares reacquired
Initial Class	(517,250)	$(5,503,957)	(599,556)	$(6,730,887)
Service Class	(22,519)	(236,489)	(86,883)	(964,318)
	(539,769)	$(5,740,446)	(686,439)	$(7,695,205)
Net change
Initial Class	819,344	$8,725,144	17,522,023	$194,787,588
Service Class	66,632	703,229	(26,508)	(299,476)
	885,976	$9,428,373	17,495,515	$194,488,112

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 44%, 33%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $606 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

18

MFS Global Governments Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	11,270,805	62,760,250	(58,741,126)	15,289,929

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$10,608	$15,289,929

19

MFS Global Governments Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

20

SEMIANNUAL REPORT

June 30, 2013

MFS® MONEY MARKET PORTFOLIO

MFS® Variable Insurance Trust II

MKS-SEM

MFS® MONEY MARKET PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Money Market Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Money Market Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (u)

Composition including fixed income credit quality (a)(u)
A-1+	30.5%
A-1	66.5%
A-2	3.0%
Not Rated	0.0%
Cash & Other (o)	(0.0)%

Maturity breakdown (u)
0 - 7 days	16.5%
8 - 29 days	35.3%
30 - 59 days	15.7%
60 - 89 days	12.8%
90 - 365 days	19.7%
Other Assets Less Liabilities (o)	(0.0)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Cash & Other portfolio assets that are not securities are not included in the categories mentioned above. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(o)	Less than 0.1%.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.

From time to time, “Other Assets Less Liabilities”, may be negative due to timing of cash receipts.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Money Market Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.14%	$1,000.00	$1,000.00	$0.69
	Hypothetical (h)	0.14%	$1,000.00	$1,024.10	$0.70
Service Class	Actual	0.14%	$1,000.00	$1,000.00	$0.69
	Hypothetical (h)	0.14%	$1,000.00	$1,024.10	$0.70

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expense Changes Impacting Table

As more fully disclosed in footnote 3 to the financial statements, the expense ratios reported above include additional expense reductions to avoid a negative yield.

3

MFS Money Market Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

CERTIFICATES OF DEPOSIT – 16.3%
Major Banks – 8.4%
Bank of Montreal/Chicago Branch, 0.15%, due 7/22/13	$10,825,000	$10,825,000
Bank of Montreal/Chicago Branch, 0.25%, due 9/09/13	8,825,000	8,825,000
Canadian Imperial Bank of Commerce/New York Branch, 0.06%, due 7/15/13	1,000,000	1,000,000
Chase Bank USA N.A., 0.22%, due 12/04/13	1,700,000	1,700,000
Toronto Dominion Holdings (USA), Inc., 0.125%, due 7/19/13	4,935,000	4,935,000
Toronto Dominion Holdings (USA), Inc., 0.115%, due 7/18/13	14,740,000	14,740,000

		$42,025,000

Other Banks & Diversified Financials – 7.9%
Branch Banking & Trust Co, 0.15%, due 7/01/13	$16,635,000	$16,635,000
Branch Banking & Trust Co., 0.17%, due 7/19/13	2,975,000	2,975,000
Mizuho Corporate Bank (USA)/New York Branch, 0.22%, due 9/17/13	19,670,000	19,670,000

		$39,280,000

Total Certificates of Deposit, at Cost and Value		$81,305,000

COMMERCIAL PAPER (y) – 48.3%
Automotive – 6.4%
American Honda Finance Corp., 0.1%, due 8/06/13	$4,616,000	$4,615,538
American Honda Finance Corp., 0.15%, due 7/17/13	1,000,000	999,933
American Honda Finance Corp., 0.12%, due 8/28/13	13,640,000	13,637,363
Toyota Motor Credit Corp., 0.14%, due 7/03/13	5,853,000	5,852,954
Toyota Motor Credit Corp., 0.1%, due 7/11/13	6,704,000	6,703,814

		$31,809,602

Consumer Products – 3.9%
Procter & Gamble Co., 0.11%, due 8/30/13 (t)	$19,543,000	$19,539,417

Electronics – 3.9%
Emerson Electric Co., 0.07%, due 7/25/13 (t)	$3,917,000	$3,916,817
Emerson Electric Co., 0.11%, due 7/25/13 (t)	15,350,000	15,348,874

		$19,265,691

Food & Beverages – 10.7%
Anheuser-Busch InBev Worldwide, Inc., 0.21%, due 9/18/13 (t)	$2,200,000	$2,198,986

Issuer	Shares/Par	Value ($)

COMMERCIAL PAPER (y) – continued
Food & Beverages – continued
Anheuser-Busch InBev Worldwide, Inc., 0.23%, due 7/02/13 (t)	$10,388,000	$10,387,934
Anheuser-Busch InBev Worldwide, Inc., 0.24%, due 8/21/13 (t)	1,555,000	1,554,471
Coca-Cola Co., 0.15%, due 7/12/13 (t)	2,527,000	2,526,884
Coca-Cola Co., 0.11%, due 8/07/13 (t)	11,598,000	11,596,689
Coca-Cola Co., 0.15%, due 8/19/13 (t)	2,760,000	2,759,437
Coca-Cola Co., 0.17%, due 10/21/13 (t)	2,658,000	2,656,594
PepsiCo, Inc., 0.07%, due 8/05/13 (t)	7,575,000	7,574,484
PepsiCo, Inc., 0.06%, due 7/18/13 (t)	12,103,000	12,102,657

		$53,358,136

Major Banks – 9.7%
ANZ National (International) Ltd., 0.24%, due 10/09/13 (t)	$11,894,000	$11,886,071
JPMorgan Chase & Co., 0.25%, due 7/15/13	2,256,000	2,255,781
JPMorgan Chase & Co., 0.3%, due 11/04/13 (t)	14,800,000	14,784,460
Wells Fargo & Co., 0.18%, due 12/06/13	19,710,000	19,694,429

		$48,620,741

Other Banks & Diversified Financials – 3.9%
General Electric Capital Corp., 0.08%, due 7/29/13	$19,720,000	$19,718,773

Pharmaceuticals – 3.9%
Merck & Co., Inc., 0.08%, due 7/19/13 (t)	$5,060,000	$5,059,798
Merck & Co., Inc., 0.08%, due 7/17/13 (t)	14,518,000	14,517,484

		$19,577,282

Retailers – 2.1%
Wal-Mart Stores, Inc., 0.06%, due 7/02/13 (t)	$10,265,000	$10,264,983

Tobacco – 3.8%
Philip Morris International, Inc., 0.08%, due 7/16/13 (t)	$10,900,000	$10,899,637
Philip Morris International, Inc., 0.07%, due 7/16/13 (t)	8,281,000	8,280,758

		$19,180,395

Total Commercial Paper, at Amortized Cost and Value		$241,335,020

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – 29.7%
Fannie Mae, 0.06%, due 7/10/13	$19,880,000	$19,879,702
Federal Home Loan Bank, 0.065%, due 7/26/13	1,220,000	1,219,949
Federal Home Loan Bank, 0.058%, due 7/31/13	19,590,000	19,589,053
Federal Home Loan Bank, 0.065%, due 8/16/13	10,960,000	10,959,090

4

MFS Money Market Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

U.S. GOVERNMENT AGENCIES AND EQUIVALENTS (y) – continued
Freddie Mac, 0.109%, due 7/22/13	$5,800,000	$5,799,631
U.S. Treasury Bills, 0.105%, due 7/05/13	10,500,000	10,499,878
U.S. Treasury Bills, 0.06%, due 7/11/13	10,000,000	9,999,833
U.S. Treasury Bills, 0.03%, due 7/18/13	19,950,000	19,949,717
U.S. Treasury Bills, 0.03%, due 7/25/13	2,500,000	2,499,950
U.S. Treasury Bills, 0.098%, due 10/03/13	30,000,000	29,992,363
U.S. Treasury Bills, 0.093%, due 10/10/13	5,000,000	4,998,702
U.S. Treasury Bills, 0.085%, due 12/05/13	12,000,000	11,995,552
U.S. Treasury Bills, 0.09%, due 12/19/13	1,000,000	999,573

Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$148,382,993

FLOATING RATE DEMAND NOTES – 2.7%
East Baton Rouge, LA, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 7/01/13	$3,300,000	$3,300,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), 0.03%, due 7/01/13	7,200,000	7,200,000
Lincoln County, WY, Pollution Control Rev. (Exxon Mobil Corp.), “C”, 0.04%, due 7/01/13	3,200,000	3,200,000

Total Floating Rate Demand Notes, at Cost and Value		$13,700,000

Issuer	Shares/Par	Value ($)

REPURCHASE AGREEMENTS – 3.0%
Goldman Sachs, 0.11%, dated 6/28/13, due 7/01/13, total to be received $14,994,137 (secured by U.S. Treasury and Federal Agency obligations valued at $15,293,930 in a jointly traded account), at Cost and Value	$14,994,000	$14,994,000

Total Investments, at Amortized Cost and Value		$499,717,013

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(93,529)

Net Assets – 100.0%		$499,623,484

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.

(y)	The rate shown represents an annualized yield at time of purchase.

See Notes to Financial Statements

5

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments, at amortized cost and value	$499,717,013
Cash	193
Receivables for
Fund shares sold	996,376
Interest	18,689
Other assets	1,780
Total assets		$500,734,051
Liabilities
Payable for fund shares reacquired	$1,057,576
Payable to affiliates
Investment adviser	4,554
Shareholder servicing costs	131
Payable for independent Trustees’ compensation	2,836
Accrued expenses and other liabilities	45,470
Total liabilities		$1,110,567
Net assets		$499,623,484
Net assets consist of
Paid-in capital	$499,846,193
Accumulated net realized gain (loss) on investments	(222,709)
Net assets		$499,623,484
Shares of beneficial interest outstanding		499,847,288

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$238,569,006	238,694,291	$1.00
Service Class	261,054,478	261,152,997	1.00

See Notes to Financial Statements

6

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Interest income		$356,133
Expenses
Management fee	$1,248,064
Distribution and/or service fees	329,271
Shareholder servicing costs	2,966
Administrative services fee	36,697
Independent Trustees’ compensation	8,538
Custodian fee	17,742
Shareholder communications	8,404
Audit and tax fees	16,124
Legal fees	4,424
Miscellaneous	9,079
Total expenses		$1,681,309
Fees paid indirectly	(4)
Reduction of expenses by investment adviser and distributor	(1,325,172)
Net expenses		$356,133
Net investment income		$0
Net realized gain (loss) on investments		$736
Change in net assets from operations		$736

See Notes to Financial Statements

7

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$0	$0
Net realized gain (loss) on investments	736	0
Change in net assets from operations	$736	$0
Change in net assets from fund share transactions	$(32,784,753)	$212,377,435
Total change in net assets	$(32,784,017)	$212,377,435
Net assets
At beginning of period	532,407,501	320,030,066
At end of period	$499,623,484	$532,407,501

See Notes to Financial Statements

8

MFS Money Market Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00		$0.00	(w)	$0.02
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	0.00	(w)	0.00	(w)	0.00		(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00	(w)	$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—		$(0.00	)(w)	$(0.02)
Net asset value, end of period (m)	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00	0.00		0.00		0.00	(x)	2.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.54	(a)	0.55	0.58		0.59		0.60		0.59
Expenses after expense reductions (f)	0.14	(a)	0.16	0.15		0.27		0.33		0.57
Net investment income	0.00	(a)	0.00	0.00		0.00		0.00		2.02
Net assets at end of period (000 omitted)	$238,569		$242,646	$188,106		$172,365		$206,513		$322,980

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010		2009		2008
	(unaudited)
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Income (loss) from investment operations
Net investment income (d)	$0.00		$0.00	$0.00		$0.00		$0.00		$0.02
Net realized and unrealized gain (loss) on investments	0.00	(w)	0.00	0.00	(w)	0.00	(w)	0.00		(0.00	)(w)
Total from investment operations	$0.00	(w)	$0.00	$0.00	(w)	$0.00	(w)	$0.00		$0.02
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$—		$(0.00	)(w)	$(0.02)
Net asset value, end of period (m)	$1.00		$1.00	$1.00		$1.00		$1.00		$1.00
Total return (%) (k)(r)(m)	0.00	(n)	0.00	0.00		0.00		0.00	(x)	1.80
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.79	(a)	0.80	0.83		0.84		0.85		0.84
Expenses after expense reductions (f)	0.14	(a)	0.15	0.16		0.27		0.33		0.80
Net investment income	0.00	(a)	0.00	0.00		0.00		0.00		1.76
Net assets at end of period (000 omitted)	$261,054		$289,762	$131,924		$168,459		$192,109		$241,404

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(m)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(w)	Per share amount was less than $0.01.

(x)	Total return was less than 0.01%.

See Notes to Financial Statements

9

MFS Money Market Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Money Market Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Pursuant to procedures approved by the Board of Trustees, investments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Short term securities	$—	$499,717,013	$—	$499,717,013

For further information regarding security characteristics, see the Portfolio of Investments.

Repurchase Agreements – The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of

10

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund and other funds managed by MFS may utilize a joint trading account for the purpose of entering into one or more repurchase agreements. At period end the fund had investments in repurchase agreements with a gross value of $14,994,000 included “Investments” in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustment due to differences between book and tax accounting.

The fund declared no distributions for the current period or for the year ended December 31, 2012.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$499,717,013

As of 12/31/12
Capital loss carryforwards	(223,445)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(30,520)
12/31/16	(192,925)
Total	$(223,445)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

11

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	0.50%
Average daily net assets in excess of $500 million	0.45%

During the six months ended June 30, 2013, MFS voluntarily waived receipt of $994,277 of the fund’s management fee in order to avoid a negative yield. For the six months ended June 30, 2013, this voluntary waiver had the effect of reducing the management fee by 0.40% of average daily net assets on an annualized basis. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $666, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.10% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.57% of average daily net assets for the Initial Class shares and 0.82% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. During the six months ended June 30, 2013, MFD voluntarily waived receipt of $329,271 of the fund’s distribution and/or service fees in order to avoid a negative yield. For the six months ended June 30, 2013, this voluntary waiver had the effect of reducing the distribution fee by 0.25% of average daily net assets attributable to Service class shares on an annualized basis. The distribution and/or service fees incurred for the six months ended June 30, 2013 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $2,958, which equated to 0.0012% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $8.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,941 and are

12

MFS Money Market Portfolio

Notes to Financial Statements (unaudited) – continued

included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $958, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	34,451,749	$34,451,749	119,845,606	$119,845,605
Service Class	43,327,850	43,327,850	211,996,646	211,996,647
	77,779,599	$77,779,599	331,842,252	$331,842,252
Shares reacquired
Initial Class	(38,528,744)	$(38,528,744)	(65,306,019)	$(65,306,019)
Service Class	(72,035,608)	(72,035,608)	(54,158,798)	(54,158,798)
	(110,564,352)	$(110,564,352)	(119,464,817)	$(119,464,817)
Net change
Initial Class	(4,076,995)	$(4,076,995)	54,539,587	$54,539,586
Service Class	(28,707,758)	(28,707,758)	157,837,848	157,837,849
	(32,784,753)	$(32,784,753)	212,377,435	$212,377,435

(5)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,305 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

13

MFS Money Market Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

14

SEMIANNUAL REPORT

June 30, 2013

MFS® NEW DISCOVERY PORTFOLIO

MFS® Variable Insurance Trust II

NWD-SEM

MFS® NEW DISCOVERY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS New Discovery Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Tronox Ltd., “A”	2.3%
Swift Transportation Co.	2.0%
Diana Shipping, Inc.	1.9%
Constant Contact, Inc.	1.9%
Cabot Oil & Gas Corp.	1.9%
Polypore International, Inc.	1.8%
Atwood Oceanics, Inc.	1.8%
Endologix, Inc.	1.8%
FleetMatics Group PLC	1.7%
CommVault Systems, Inc.	1.7%

Equity sectors
Technology	23.0%
Industrial Goods & Services	14.5%
Health Care	14.2%
Basic Materials	10.1%
Energy	9.8%
Special Products & Services	9.4%
Transportation	6.5%
Retailing	4.2%
Leisure	2.8%
Financial Services	2.3%
Consumer Staples	1.6%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.95%	$1,000.00	$1,189.56	$5.16
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,187.66	$6.51
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS New Discovery Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.4%
Brokerage & Asset Managers – 1.4%
LPL Financial Holdings, Inc.	60,310	$2,277,306

Business Services – 7.2%
Bright Horizons Family Solutions, Inc. (a)	78,250	$2,716,058
Concur Technologies, Inc. (a)	14,610	1,188,962
Constant Contact, Inc. (a)	195,198	3,136,832
FleetCor Technologies, Inc. (a)	13,892	1,129,420
Gartner, Inc. (a)	20,900	1,191,091
Performant Financial Corp. (a)	106,500	1,234,335
Xoom Corp. (a)	64,780	1,484,758

		$12,081,456

Chemicals – 1.4%
Intrepid Potash, Inc.	118,890	$2,264,855

Computer Software – 4.2%
ANSYS, Inc. (a)	15,630	$1,142,553
CommVault Systems, Inc. (a)	36,490	2,769,226
Qlik Technologies, Inc. (a)	55,924	1,580,971
SolarWinds, Inc. (a)	40,720	1,580,343

		$7,073,093

Computer Software – Systems – 8.3%
Exa Corp. (a)	52,270	$538,381
FleetMatics Group PLC (a)	86,660	2,879,712
Greenway Medical Technologies, Inc. (a)	46,710	576,401
Guidewire Software, Inc. (a)	34,260	1,440,633
Linx S.A.	40,100	646,963
Model N, Inc. (a)	103,790	2,424,534
SciQuest, Inc. (a)	107,438	2,691,322
SS&C Technologies Holdings, Inc. (a)	64,860	2,133,894
Tableau Software, Inc., “A” (a)	8,400	465,528

		$13,797,368

Consumer Services – 2.2%
HomeAway, Inc. (a)	75,778	$2,450,661
MakeMyTrip Ltd. (a)	86,210	1,230,217

		$3,680,878

Electrical Equipment – 2.5%
MSC Industrial Direct Co., Inc., “A”	25,742	$1,993,975
Sensata Technologies Holding B.V. (a)	62,588	2,184,321

		$4,178,296

Electronics – 7.0%
Mellanox Technologies Ltd. (a)	40,110	$1,985,445
Monolithic Power Systems, Inc.	46,291	1,116,076
Silicon Laboratories, Inc. (a)	46,510	1,925,979
Stratasys Ltd. (a)	21,130	1,769,426
Ultratech, Inc. (a)	61,980	2,275,906
Universal Display Corp. (a)	20,661	580,781
Veeco Instruments, Inc. (a)	57,420	2,033,816

		$11,687,429

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 6.2%
Alpha Natural Resources, Inc. (a)	127,930	$670,353
Arch Coal, Inc.	165,360	625,061
Cabot Oil & Gas Corp.	44,158	3,136,101
CONSOL Energy, Inc.	85,110	2,306,481
Peabody Energy Corp.	45,930	672,415
Range Resources Corp.	30,007	2,320,141
Walter Energy, Inc. (l)	54,280	564,512

		$10,295,064

Food & Beverages – 1.6%
Flowers Foods, Inc.	29,340	$646,947
Green Mountain Coffee Roasters, Inc. (a)	27,940	2,097,176

		$2,744,123

Food & Drug Stores – 1.2%
Fairway Group Holdings Corp. (a)	81,930	$1,980,248

Furniture & Appliances – 1.0%
SodaStream International Ltd. (a)(l)	22,940	$1,666,591

Gaming & Lodging – 0.9%
Norwegian Cruise Line Holdings Ltd. (a)	49,540	$1,501,557

General Merchandise – 0.7%
Five Below, Inc. (a)	31,330	$1,151,691

Internet – 3.0%
ChannelAdvisor Corp. (a)	25,780	$405,519
Millennial Media, Inc. (a)	89,550	779,981
Pandora Media, Inc. (a)	26,310	484,104
Shutterfly, Inc. (a)	41,210	2,299,106
Shutterstock, Inc. (a)	18,080	1,008,502

		$4,977,212

Machinery & Tools – 12.0%
Allison Transmission Holdings, Inc.	103,790	$2,395,473
IPG Photonics Corp.	37,352	2,268,387
Joy Global, Inc.	42,904	2,082,131
Kennametal, Inc.	57,320	2,225,736
Nordson Corp.	17,060	1,182,429
Polypore International, Inc. (a)	76,173	3,069,772
Proto Labs, Inc. (a)	41,440	2,692,357
United Rentals, Inc. (a)	33,426	1,668,292
WABCO Holdings, Inc. (a)	31,707	2,368,196

		$19,952,773

Medical & Health Technology & Services – 4.9%
Advisory Board Co. (a)	30,846	$1,685,734
Community Health Systems, Inc.	22,620	1,060,426
Health Management Associates, Inc., “A” (a)	70,430	1,107,160
Healthcare Services Group, Inc.	102,696	2,518,106
HealthStream, Inc. (a)	34,270	867,716
LifePoint Hospitals, Inc. (a)	18,190	888,400

		$8,127,542

4

MFS New Discovery Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 8.3%
Align Technology, Inc. (a)	63,901	$2,366,893
Cardiovascular Systems, Inc. (a)	89,780	1,903,336
Cepheid, Inc. (a)	68,421	2,355,051
Endologix, Inc. (a)	219,902	2,920,299
Genmark Diagnostics, Inc. (a)	61,700	637,978
Globus Medical, Inc., “A” (a)	88,640	1,494,470
Novadaq Technologies, Inc. (a)	31,870	428,970
NxStage Medical, Inc. (a)	89,795	1,282,273
TearLab Corp. (a)	8,220	87,296
Uroplasty, Inc. (a)	133,665	276,687

		$13,753,253

Metals & Mining – 5.6%
Century Aluminum Co. (a)	135,170	$1,254,378
Globe Specialty Metals, Inc.	191,617	2,082,877
GrafTech International Ltd. (a)	250,830	1,826,042
Horsehead Holding Corp. (a)	70,880	907,973
Iluka Resources Ltd.	224,179	2,023,992
Molycorp, Inc. (a)(l)	213,470	1,323,514

		$9,418,776

Network & Telecom – 0.5%
Palo Alto Networks, Inc. (a)	20,000	$843,200

Oil Services – 3.6%
Atwood Oceanics, Inc. (a)	57,679	$3,002,192
Dresser-Rand Group, Inc. (a)	38,573	2,313,609
Superior Energy Services, Inc. (a)	27,810	721,391

		$6,037,192

Other Banks & Diversified Financials – 0.9%
First Republic Bank	41,080	$1,580,758

Pharmaceuticals – 1.0%
Kythera Biopharmaceuticals, Inc. (a)	24,310	$657,586
Perrigo Co.	8,044	973,324

		$1,630,910

Railroad & Shipping – 2.8%
Diana Shipping, Inc. (a)	314,288	$3,155,452
Navios Maritime Holdings, Inc.	268,790	1,505,224

		$4,660,676

Restaurants – 1.9%
Arcos Dorados Holdings, Inc.	155,304	$1,813,951
Chuy’s Holdings, Inc. (a)	34,030	1,304,710

		$3,118,661

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 3.1%
Rockwood Holdings, Inc.	21,550	$1,379,847
Tronox Ltd., “A”	186,820	3,764,423

		$5,144,270

Specialty Stores – 2.3%
Citi Trends, Inc. (a)	109,673	$1,593,549
Monro Muffler Brake, Inc.	46,073	2,213,808

		$3,807,357

Trucking – 3.7%
Atlas Air Worldwide Holdings, Inc. (a)	48,465	$2,120,822
Celadon Group, Inc.	36,170	660,103
Swift Transportation Co. (a)	201,566	3,333,902

		$6,114,827

Total Common Stocks (Identified Cost, $139,146,909)		$165,547,362

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	180,401	$180,401

COLLATERAL FOR SECURITIES LOANED – 1.4%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	2,286,669	$2,286,669

Total Investments (Identified Cost, $141,613,979)		$168,014,432

OTHER ASSETS, LESS LIABILITIES – (0.9)%		(1,507,030)

Net Assets – 100.0%		$166,507,402

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the portfolio at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $141,433,578)	$167,834,031
Underlying affiliated funds, at cost and value	180,401
Total investments, at value, including $2,336,887 of securities on loan (identified cost, $141,613,979)	$168,014,432
Receivables for
Investments sold	2,705,976
Fund shares sold	62,405
Interest and dividends	16,150
Other assets	1,028
Total assets		$170,799,991
Liabilities
Payables for
Investments purchased	$1,767,938
Fund shares reacquired	168,939
Collateral for securities loaned, at value	2,286,669
Payable to affiliates
Investment adviser	9,715
Shareholder servicing costs	82
Distribution and/or service fees	2,358
Payable for independent Trustees’ compensation	877
Accrued expenses and other liabilities	56,011
Total liabilities		$4,292,589
Net assets		$166,507,402
Net assets consist of
Paid-in capital	$122,305,033
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	26,400,410
Accumulated net realized gain (loss) on investments and foreign currency	18,293,011
Accumulated net investment loss	(491,052)
Net assets		$166,507,402
Shares of beneficial interest outstanding		8,576,502

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$80,205,034	4,046,051	$19.82
Service Class	86,302,368	4,530,451	19.05

See Notes to Financial Statements

6

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment loss
Income
Dividends	$364,453
Income on securities loaned	32,632
Dividends from underlying affiliated funds	370
Total investment income		$397,455
Expenses
Management fee	$739,475
Distribution and/or service fees	107,472
Shareholder servicing costs	1,863
Administrative services fee	15,799
Independent Trustees’ compensation	2,504
Custodian fee	14,586
Shareholder communications	10,239
Audit and tax fees	24,526
Legal fees	1,323
Miscellaneous	7,062
Total expenses		$924,849
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(36,340)
Net expenses		$888,507
Net investment loss		$(491,052)
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$18,263,696
Foreign currency	(1,332)
Net realized gain (loss) on investments and foreign currency		$18,262,364
Change in unrealized appreciation (depreciation)
Investments	$10,654,646
Translation of assets and liabilities in foreign currencies	700
Net unrealized gain (loss) on investments and foreign currency translation		$10,655,346
Net realized and unrealized gain (loss) on investments and foreign currency		$28,917,710
Change in net assets from operations		$28,426,658

See Notes to Financial Statements

7

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment loss	$(491,052)	$(680,455)
Net realized gain (loss) on investments and foreign currency	18,262,364	5,371,353
Net unrealized gain (loss) on investments and foreign currency translation	10,655,346	25,675,663
Change in net assets from operations	$28,426,658	$30,366,561
Distributions declared to shareholders
From net realized gain on investments	$—	$(15,102,700)
Change in net assets from fund share transactions	$(18,055,744)	$(8,449,969)
Total change in net assets	$10,370,914	$6,813,892
Net assets
At beginning of period	156,136,488	149,322,596
At end of period (including accumulated net investment loss of $491,052 and $0, respectively)	$166,507,402	$156,136,488

See Notes to Financial Statements

8

MFS New Discovery Portfolio

FINANCIAL STATEMENTS  |   FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$16.67		$15.20	$18.63	$13.64	$8.37	$16.24
Income (loss) from investment operations
Net investment loss (d)	$(0.04)		$(0.05)	$(0.10)	$(0.07)	$(0.05)	$(0.04)
Net realized and unrealized gain (loss) on investments and foreign currency	3.19		3.19	(1.78)	5.06	5.32	(5.42)
Total from investment operations	$3.15		$3.14	$(1.88)	$4.99	$5.27	$(5.46)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.67)	$(1.55)	$—	$—	$(2.41)
Net asset value, end of period (x)	$19.82		$16.67	$15.20	$18.63	$13.64	$8.37
Total return (%) (k)(r)(s)(x)	18.90	(n)	21.22	(10.37)	36.58	62.96	(39.57)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.01	1.04	1.09	1.05	1.02
Expenses after expense reductions (f)	0.95	(a)	0.95	0.95	0.95	0.95	0.95
Net investment loss	(0.47	)(a)	(0.31)	(0.55)	(0.48)	(0.49)	(0.28)
Portfolio turnover	61	(n)	120	176	192	153	127
Net assets at end of period (000 omitted)	$80,205		$72,880	$69,664	$87,806	$78,620	$59,861

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$16.04		$14.72	$18.13	$13.31	$8.18	$15.97
Income (loss) from investment operations
Net investment loss (d)	$(0.06)		$(0.09)	$(0.14)	$(0.11)	$(0.07)	$(0.07)
Net realized and unrealized gain (loss) on investments and foreign currency	3.07		3.08	(1.72)	4.93	5.20	(5.31)
Total from investment operations	$3.01		$2.99	$(1.86)	$4.82	$5.13	$(5.38)
Less distributions declared to shareholders
From net realized gain on investments	$—		$(1.67)	$(1.55)	$—	$—	$(2.41)
Net asset value, end of period (x)	$19.05		$16.04	$14.72	$18.13	$13.31	$8.18
Total return (%) (k)(r)(s)(x)	18.77	(n)	20.88	(10.55)	36.21	62.71	(39.76)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.26	1.29	1.34	1.30	1.27
Expenses after expense reductions (f)	1.20	(a)	1.20	1.20	1.20	1.20	1.20
Net investment loss	(0.72	)(a)	(0.55)	(0.80)	(0.73)	(0.74)	(0.54)
Portfolio turnover	61	(n)	120	176	192	153	127
Net assets at end of period (000 omitted)	$86,302		$83,257	$79,659	$107,214	$115,516	$104,937

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS New Discovery Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

10

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$149,321,131	$—	$—	$149,321,131
Israel	5,421,462	—	—	5,421,462
Greece	4,660,676	—	—	4,660,676
Australia	—	2,023,992	—	2,023,992
Argentina	1,813,951	—	—	1,813,951
India	1,230,217	—	—	1,230,217
Brazil	646,963	—	—	646,963
Canada	428,970	—	—	428,970
Mutual Funds	2,467,070	—	—	2,467,070
Total Investments	$165,990,440	$2,023,992	$—	$168,014,432

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $2,336,887 and a related liability of $2,286,669 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The value of the fund’s securities on loan net of the related collateral is $50,218 at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income

11

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$15,102,700

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$144,210,574
Gross appreciation	29,948,705
Gross depreciation	(6,144,847)
Net unrealized appreciation (depreciation)	$23,803,858

As of 12/31/12
Undistributed ordinary income	2,627,242
Other temporary differences	(743)
Net unrealized appreciation (depreciation)	13,149,212

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$7,020,338
Service Class	—	8,082,362
Total	$—	$15,102,700

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Average daily net assets in excess of $1 billion	0.80%

The investment adviser has agreed in writing to reduce its management fee to 0.75% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced under this agreement. Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $222, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, this reduction amounted to $35,806 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $1,847, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $16.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0192% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

13

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $619 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $312, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $100,412,793 and $116,879,674, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	74,341	$1,372,674	185,133	$3,029,396
Service Class	211,078	3,779,670	707,513	11,160,128
	285,419	$5,152,344	892,646	$14,189,524
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	443,203	$7,020,338
Service Class	—	—	529,644	8,082,362
	—	$—	972,847	$15,102,700
Shares reacquired
Initial Class	(399,557)	$(7,499,867)	(839,595)	$(14,044,726)
Service Class	(870,627)	(15,708,221)	(1,460,233)	(23,697,467)
	(1,270,184)	$(23,208,088)	(2,299,828)	$(37,742,193)
Net change
Initial Class	(325,216)	$(6,127,193)	(211,259)	$(3,994,992)
Service Class	(659,549)	(11,928,551)	(223,076)	(4,454,977)
	(984,765)	$(18,055,744)	(434,335)	$(8,449,969)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $406 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

14

MFS New Discovery Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,002,788	20,262,182	(23,084,569)	180,401

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$370	$180,401

15

MFS New Discovery Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® VALUE PORTFOLIO

MFS® Variable Insurance Trust II

EIS-SEM

MFS® VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Philip Morris International, Inc.	3.7%
Johnson & Johnson	3.6%
JPMorgan Chase & Co.	3.6%
Lockheed Martin Corp.	3.4%
Pfizer, Inc.	3.2%
Wells Fargo & Co.	2.6%
Goldman Sachs Group, Inc.	2.1%
Exxon Mobil Corp.	2.1%
International Business Machines Corp.	2.0%
MetLife, Inc.	2.0%

Equity sectors
Financial Services	21.6%
Health Care	14.1%
Consumer Staples	13.0%
Industrial Goods & Services	12.1%
Leisure	7.4%
Energy	6.5%
Basic Materials	4.3%
Retailing	4.3%
Technology	4.1%
Utilities & Communications	4.0%
Special Products & Services	2.8%
Autos & Housing	2.7%
Transportation	2.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.81%	$1,000.00	$1,166.06	$4.35
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,164.71	$5.69
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.7%
Aerospace – 8.1%
Honeywell International, Inc.	77,500	$6,148,850
Lockheed Martin Corp.	101,557	11,014,872
Northrop Grumman Corp.	37,910	3,138,948
United Technologies Corp.	66,825	6,210,716

		$26,513,386

Alcoholic Beverages – 1.6%
Diageo PLC	180,363	$5,173,395

Automotive – 1.8%
Delphi Automotive PLC	44,020	$2,231,374
General Motors Co. (a)	21,550	717,831
Johnson Controls, Inc.	81,445	2,914,917

		$5,864,122

Broadcasting – 4.1%
Omnicom Group, Inc.	62,528	$3,931,135
Viacom, Inc., “B”	60,970	4,149,009
Walt Disney Co.	82,382	5,202,423

		$13,282,567

Brokerage & Asset Managers – 1.8%
BlackRock, Inc.	11,224	$2,882,884
Franklin Resources, Inc.	17,640	2,399,393
NASDAQ OMX Group, Inc.	21,753	713,281

		$5,995,558

Business Services – 2.8%
Accenture PLC, “A”	83,447	$6,004,846
Dun & Bradstreet Corp.	9,237	900,146
Fidelity National Information Services, Inc.	12,010	514,508
Fiserv, Inc. (a)	17,980	1,571,632

		$8,991,132

Cable TV – 0.9%
Comcast Corp., “Special A”	76,880	$3,049,830

Chemicals – 3.4%
3M Co.	55,809	$6,102,714
PPG Industries, Inc.	33,791	4,947,340

		$11,050,054

Computer Software – 1.2%
Oracle Corp.	125,683	$3,860,982

Computer Software – Systems – 2.2%
Hewlett-Packard Co.	28,320	$702,336
International Business Machines Corp.	34,022	6,501,944

		$7,204,280

Construction – 0.9%
Stanley Black & Decker, Inc.	38,956	$3,011,299

Consumer Products – 0.6%
Procter & Gamble Co.	24,778	$1,907,658

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electrical Equipment – 2.6%
Danaher Corp.	63,210	$4,001,193
Pentair Ltd.	22,786	1,314,524
Tyco International Ltd.	101,480	3,343,766

		$8,659,483

Electronics – 0.7%
Intel Corp.	92,172	$2,232,406

Energy – Independent – 2.7%
Apache Corp.	20,715	$1,736,538
EOG Resources, Inc.	15,975	2,103,588
Occidental Petroleum Corp.	54,557	4,868,121

		$8,708,247

Energy – Integrated – 3.8%
Chevron Corp.	48,771	$5,771,560
Exxon Mobil Corp.	74,867	6,764,233

		$12,535,793

Engineering – Construction – 0.1%
Fluor Corp.	7,350	$435,929

Food & Beverages – 5.5%
Coca-Cola Enterprises, Inc.	30,770	$1,081,873
Dr Pepper Snapple Group, Inc.	29,900	1,373,307
General Mills, Inc.	104,360	5,064,591
Groupe Danone	42,681	3,203,342
J.M. Smucker Co.	8,860	913,909
Kellogg Co.	18,190	1,168,344
Nestle S.A.	59,834	3,913,528
PepsiCo, Inc.	13,793	1,128,129

		$17,847,023

Food & Drug Stores – 1.6%
CVS Caremark Corp.	93,643	$5,354,507

General Merchandise – 1.9%
Kohl’s Corp.	17,400	$878,874
Target Corp.	75,840	5,222,342

		$6,101,216

Insurance – 7.2%
ACE Ltd.	40,420	$3,616,782
Aon PLC	47,070	3,028,955
Chubb Corp.	25,975	2,198,784
MetLife, Inc.	141,168	6,459,848
Prudential Financial, Inc.	57,277	4,182,939
Travelers Cos., Inc.	52,165	4,169,027

		$23,656,335

Leisure & Toys – 0.7%
Hasbro, Inc.	51,713	$2,318,294

4

MFS Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Machinery & Tools – 1.2%
Eaton Corp. PLC	45,320	$2,982,509
Illinois Tool Works, Inc.	14,900	1,030,633

		$4,013,142

Major Banks – 11.4%
Bank of New York Mellon Corp.	159,635	$4,477,762
Goldman Sachs Group, Inc.	44,828	6,780,235
JPMorgan Chase & Co.	223,752	11,811,868
PNC Financial Services Group, Inc.	33,035	2,408,912
State Street Corp.	50,055	3,264,087
Wells Fargo & Co.	205,362	8,475,290

		$37,218,154

Medical & Health Technology & Services – 1.0%
Express Scripts Holding Co. (a)	27,590	$1,702,027
Quest Diagnostics, Inc.	24,590	1,490,892

		$3,192,919

Medical Equipment – 4.4%
Abbott Laboratories	69,742	$2,432,601
Becton, Dickinson & Co.	6,752	667,300
Covidien PLC	15,900	999,156
Medtronic, Inc.	73,900	3,803,633
St. Jude Medical, Inc.	58,700	2,678,481
Thermo Fisher Scientific, Inc.	45,735	3,870,553

		$14,451,724

Other Banks & Diversified Financials – 1.2%
MasterCard, Inc., “A”	2,284	$1,312,158
Western Union Co.	142,815	2,443,565

		$3,755,723

Pharmaceuticals – 8.7%
AbbVie, Inc.	28,602	$1,182,407
Johnson & Johnson	137,757	11,827,816
Merck & Co., Inc.	61,602	2,861,413
Pfizer, Inc.	375,848	10,527,502
Roche Holding AG	8,036	1,991,195
Zoetis, Inc.	3,370	104,099

		$28,494,432

Printing & Publishing – 1.0%
McGraw-Hill Cos., Inc.	25,990	$1,382,408
Moody’s Corp.	29,760	1,813,277

		$3,195,685

Railroad & Shipping – 0.4%
Canadian National Railway Co.	14,760	$1,435,705

Restaurants – 0.7%
McDonald’s Corp.	23,152	$2,292,048

Specialty Chemicals – 0.9%
Air Products & Chemicals, Inc.	33,427	$3,060,910

Specialty Stores – 0.8%
Advance Auto Parts, Inc.	22,260	$1,806,844
Staples, Inc.	49,200	780,312

		$2,587,156

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 1.2%
Vodafone Group PLC	1,394,145	$4,000,804

Telephone Services – 2.4%
AT&T, Inc.	147,032	$5,204,933
Verizon Communications, Inc.	53,600	2,698,224

		$7,903,157

Tobacco – 5.3%
Altria Group, Inc.	46,122	$1,613,809
Lorillard, Inc.	84,680	3,698,822
Philip Morris International, Inc.	138,615	12,006,831

		$17,319,462

Trucking – 1.6%
United Parcel Service, Inc., “B”	60,150	$5,201,772

Utilities – Electric Power – 0.3%
PPL Corp.	18,142	$548,977
Public Service Enterprise Group, Inc.	18,043	589,282

		$1,138,259

Total Common Stocks (Identified Cost, $227,576,391)		$323,014,548

CONVERTIBLE PREFERRED STOCKS – 0.2%
Aerospace – 0.1%
United Technologies Corp., 7.5%	5,450	$323,512

Utilities – Electric Power – 0.1%
PPL Corp., 9.5%	6,380	$334,376

Total Convertible Preferred Stocks (Identified Cost, $591,500)		$657,888

MONEY MARKET FUNDS – 1.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	3,169,269	$3,169,269

Total Investments (Identified Cost, $231,337,160)		$326,841,705

OTHER ASSETS, LESS LIABILITIES – 0.1%		276,375

Net Assets – 100.0%		$327,118,080

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $228,167,891)	$323,672,436
Underlying affiliated funds, at cost and value	3,169,269
Total investments, at value (identified cost, $231,337,160)	$326,841,705
Receivables for
Investments sold	222,201
Fund shares sold	84,425
Interest and dividends	663,384
Other assets	2,756
Total assets		$327,814,471
Liabilities
Payable to custodian	$56
Payable for fund shares reacquired	604,152
Payable to affiliates
Investment adviser	29,512
Shareholder servicing costs	101
Distribution and/or service fees	5,384
Payable for independent trustees’ compensation	1,636
Accrued expenses and other liabilities	55,550
Total liabilities		$696,391
Net assets		$327,118,080
Net assets consist of
Paid-in capital	$193,061,601
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	95,497,135
Accumulated net realized gain (loss) on investments and foreign currency	26,695,330
Undistributed net investment income	11,864,014
Net assets		$327,118,080
Shares of beneficial interest outstanding		20,565,477

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$131,685,267	8,225,250	$16.01
Service Class	195,432,813	12,340,227	15.84

See Notes to Financial Statements

6

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$4,332,193
Interest	1,117
Dividends from underlying affiliated funds	1,695
Foreign taxes withheld	(43,734)
Total investment income		$4,291,271
Expenses
Management fee	$1,245,237
Distribution and/or service fees	252,672
Shareholder servicing costs	2,367
Administrative services fee	26,222
Independent trustees’ compensation	5,096
Custodian fee	21,332
Shareholder communications	7,845
Audit and tax fees	24,166
Legal fees	2,713
Miscellaneous	10,572
Total expenses		$1,598,222
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(1,083)
Net expenses		$1,597,136
Net investment income		$2,694,135
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,015,303
Foreign currency	(5,011)
Net realized gain (loss) on investments and foreign currency		$10,010,292
Change in unrealized appreciation (depreciation)
Investments	$37,959,177
Translation of assets and liabilities in foreign currencies	(10,611)
Net unrealized gain (loss) on investments and foreign currency translation		$37,948,566
Net realized and unrealized gain (loss) on investments and foreign currency		$47,958,858
Change in net assets from operations		$50,652,993

See Notes to Financial Statements

7

MFS Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$2,694,135		$9,183,843
Net realized gain (loss) on investments and foreign currency	10,010,292		19,841,464
Net unrealized gain (loss) on investments and foreign currency translation	37,948,566		44,601,691
Change in net assets from operations	$50,652,993		$73,626,998
Distributions declared to shareholders
From net investment income	$—		$(8,840,197)
From net realized gain on investments	—		(24,335,355)
Total distributions declared to shareholders	$—		$(33,175,552)
Change in net assets from fund share transactions	$(37,305,184)		$(238,128,206)
Total change in net assets	$13,347,809		$(197,676,760)
Net assets
At beginning of period	313,770,271		511,447,031
At end of period (including undistributed net investment income of $11,864,014 and $9,169,879, respectively)	$327,118,080		$313,770,271

See Notes to Financial Statements

8

MFS Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.73		$12.64	$13.91		$12.64	$10.70	$18.78
Income (loss) from investment operations
Net investment income (d)	$0.14		$0.26	$0.24		$0.20	$0.22	$0.25
Net realized and unrealized gain (loss) on investments and foreign currency	2.14		1.76	(0.31)		1.25	1.92	(5.50)
Total from investment operations	$2.28		$2.02	$(0.07)		$1.45	$2.14	$(5.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.23)		$(0.18)	$(0.20)	$(0.30)
From net realized gain on investments	—		(0.67)	(0.97)		—	—	(2.53)
Total distributions declared to shareholders	$—		$(0.93)	$(1.20)		$(0.18)	$(0.20)	$(2.83)
Net asset value, end of period (x)	$16.01		$13.73	$12.64		$13.91	$12.64	$10.70
Total return (%) (k)(r)(s)(x)	16.61	(n)	16.22	(0.00	)(w)	11.51	20.49	(32.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.80	0.82		0.84	0.85	0.84
Expenses after expense reductions (f)	0.81	(a)	0.80	N/A		N/A	N/A	N/A
Net investment income	1.77	(a)	1.93	1.81		1.59	1.98	1.75
Portfolio turnover	7	(n)	15	22		34	27	44
Net assets at end of period (000 omitted)	$131,685		$120,665	$307,523		$298,799	$268,001	$146,011

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.60		$12.52	$13.79		$12.54	$10.61	$18.66
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.23	$0.21		$0.17	$0.19	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.12		1.74	(0.31)		1.23	1.91	(5.48)
Total from investment operations	$2.24		$1.97	$(0.10)		$1.40	$2.10	$(5.26)
Less distributions declared to shareholders
From net investment income	$—		$(0.22)	$(0.20)		$(0.15)	$(0.17)	$(0.26)
From net realized gain on investments	—		(0.67)	(0.97)		—	—	(2.53)
Total distributions declared to shareholders	$—		$(0.89)	$(1.17)		$(0.15)	$(0.17)	$(2.79)
Net asset value, end of period (x)	$15.84		$13.60	$12.52		$13.79	$12.54	$10.61
Total return (%) (k)(r)(s)(x)	16.47	(n)	15.97	(0.29)		11.22	20.30	(32.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.05	1.07		1.09	1.10	1.09
Expenses after expense reductions (f)	1.06	(a)	1.05	N/A		N/A	N/A	N/A
Net investment income	1.53	(a)	1.73	1.54		1.33	1.73	1.62
Portfolio turnover	7	(n)	15	22		34	27	44
Net assets at end of period (000 omitted)	$195,433		$193,106	$203,924		$232,425	$228,388	$165,519

See Notes to Financial Statements

9

MFS Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Value Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price

11

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$303,954,467	$—	$—	$303,954,467
United Kingdom	—	9,174,199	—	—
Switzerland	—	5,904,723	—	5,904,723
France	3,203,342	—	—	3,203,342
Canada	1,435,705	—	—	1,435,705
Mutual Funds	3,169,269	—	—	3,169,269
Total Investments	$311,762,783	$15,078,922	$—	$326,841,705

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $3,913,528 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $3,203,342 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the

12

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate expiration of capital loss carryforwards and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$12,869,003
Long-term capital gains	20,306,549
Total distributions	$33,175,552

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$232,053,669
Gross appreciation	95,316,825
Gross depreciation	(528,789)
Net unrealized appreciation (depreciation)	$94,788,036

As of 12/31/12
Undistributed ordinary income	12,307,197
Undistributed long-term capital gain	16,253,160
Capital loss carryforwards	(1,988,931)
Other temporary differences	3,201
Net unrealized appreciation (depreciation)	56,828,859

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

13

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/15	$(1,874,262)
12/31/16	(114,669)
Total	$(1,988,931)

The availability of $1,988,931 of the capital loss carryforwards, which were acquired on June 26, 2009 in connection with the MFS Strategic Value Portfolio and on December 4, 2009 in connection with the Mid Cap Value Portfolio mergers, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$5,626,721	$—	$14,575,946
Service Class	—	3,213,476	—	9,759,409
Total	$—	$8,840,197	$—	$ 24,335,355

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $456, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013,

14

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

the fee was $2,363, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $4.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0158% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,240 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $627, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $24,026,074 and $60,492,055, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	211,302	$3,220,237	807,884	$10,887,580
Service Class	178,857	2,711,125	408,431	5,468,944
	390,159	$5,931,362	1,216,315	$16,356,524
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,522,432	$20,202,667
Service Class	—	—	985,782	12,972,885
	—	$—	2,508,214	$33,175,552
Shares reacquired
Initial Class	(776,569)	$(11,875,232)	(17,870,918)	$(240,747,874)
Service Class	(2,042,534)	(31,361,314)	(3,477,370)	(46,912,408)
	(2,819,103)	$(43,236,546)	(21,348,288)	$(287,660,282)
Net change
Initial Class	(565,267)	$(8,654,995)	(15,540,602)	$(209,657,627)
Service Class	(1,863,677)	(28,650,189)	(2,083,157)	(28,470,579)
	(2,428,944)	$(37,305,184)	(17,623,759)	$(238,128,206)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds

15

MFS Value Portfolio

Notes to Financial Statements (unaudited) – continued

rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $805 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,687,422	41,317,662	(39,835,815)	3,169,269

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,695	$3,169,269

16

MFS Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® CORE

EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

RGS-SEM

MFS® CORE EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Core Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Exxon Mobil Corp.	4.0%
Apple, Inc.	1.9%
ACE Ltd.	1.9%
Hewlett-Packard Co.	1.8%
Procter & Gamble Co.	1.7%
Pfizer, Inc.	1.7%
Wells Fargo & Co.	1.7%
JPMorgan Chase & Co.	1.5%
Johnson & Johnson	1.5%
Google, Inc., “A”	1.4%

Equity sectors (i)
Financial Services	18.4%
Technology	15.1%
Health Care	12.4%
Energy	9.4%
Industrial Goods & Services	7.5%
Consumer Staples	7.0%
Retailing	6.9%
Leisure	6.4%
Utilities & Communications	6.2%
Basic Materials	3.3%
Special Products & Services	2.5%
Autos & Housing	2.3%
Transportation	2.2%

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Core Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.85%	$1,000.00	$1,150.12	$4.53
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,148.13	$5.86
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

Expenses Impacting Table

Expense ratios include 0.01% of investment related expenses from short sale dividend and interest expenses.

3

MFS Core Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 3.3%
Honeywell International, Inc.	21,880	$1,735,959
Lockheed Martin Corp.	4,310	467,463
Precision Castparts Corp.	5,602	1,266,108
United Technologies Corp.	16,550	1,538,157

		$5,007,687

Apparel Manufacturers – 1.7%
Guess?, Inc.	21,880	$678,936
Michael Kors Holdings Ltd. (a)	8,720	540,814
NIKE, Inc., “B”	11,670	743,146
VF Corp.	3,387	653,894

		$2,616,790

Automotive – 1.7%
Delphi Automotive PLC	29,760	$1,508,534
General Motors Co. (a)	33,110	1,102,894

		$2,611,428

Biotechnology – 2.0%
Biogen Idec, Inc. (a)	3,637	$782,682
Celgene Corp. (a)	7,688	898,804
Gilead Sciences, Inc. (a)	12,140	621,689
ViroPharma, Inc. (a)	22,770	652,361

		$2,955,536

Broadcasting – 2.2%
News Corp., “A”	53,730	$1,751,598
Time Warner, Inc.	11,720	677,650
Walt Disney Co.	14,890	940,304

		$3,369,552

Brokerage & Asset Managers – 1.4%
BlackRock, Inc.	1,684	$432,535
Franklin Resources, Inc.	2,669	363,037
FXCM, Inc., “A”	16,140	264,857
IntercontinentalExchange, Inc. (a)	3,450	613,272
NASDAQ OMX Group, Inc.	13,542	444,042

		$2,117,743

Business Services – 1.4%
Accenture PLC, “A”	8,210	$590,792
Fidelity National Information Services, Inc.	18,500	792,540
FleetCor Technologies, Inc. (a)	5,710	464,223
Performant Financial Corp. (a)	21,930	254,169

		$2,101,724

Cable TV – 1.4%
Comcast Corp., “Special A”	21,670	$859,649
Time Warner Cable, Inc.	11,800	1,327,264

		$2,186,913

Chemicals – 1.3%
Celanese Corp.	13,520	$605,696
LyondellBasell Industries N.V., “A”	10,410	689,767

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Chemicals – continued
PPG Industries, Inc.	4,398	$643,911

		$1,939,374

Computer Software – 4.2%
Autodesk, Inc. (a)	16,300	$553,222
Check Point Software Technologies Ltd. (a)	25,110	1,247,465
Citrix Systems, Inc. (a)	11,760	709,481
CommVault Systems, Inc. (a)	12,010	911,439
Microsoft Corp.	12,060	416,432
Oracle Corp.	30,620	940,646
Qlik Technologies, Inc. (a)	16,390	463,345
Salesforce.com, Inc. (a)	11,054	422,042
Symantec Corp.	32,780	736,567

		$6,400,639

Computer Software – Systems – 5.8%
Apple, Inc. (s)	7,274	$2,881,086
EMC Corp.	50,890	1,202,022
Hewlett-Packard Co.	110,660	2,744,368
International Business Machines Corp.	697	133,204
NCR Corp. (a)	5,440	179,466
SS&C Technologies Holdings, Inc. (a)	22,460	738,934
Vantiv, Inc., “A” (a)	32,680	901,968

		$8,781,048

Construction – 0.5%
Stanley Black & Decker, Inc.	10,420	$805,466

Consumer Products – 2.5%
Estee Lauder Cos., Inc., “A”	17,300	$1,137,821
Procter & Gamble Co.	34,310	2,641,527

		$3,779,348

Consumer Services – 1.1%
Grand Canyon Education, Inc. (a)	14,260	$459,600
Priceline.com, Inc. (a)	1,453	1,201,820

		$1,661,420

Containers – 0.6%
Packaging Corp. of America	13,980	$684,461
Silgan Holdings, Inc.	5,970	280,351

		$964,812

Electrical Equipment – 1.6%
AMETEK, Inc.	13,720	$580,356
Danaher Corp.	15,240	964,692
Sensata Technologies Holding B.V. (a)	16,340	570,266
W.W. Grainger, Inc.	1,441	363,391

		$2,478,705

Electronics – 2.8%
Altera Corp.	36,070	$1,189,949
ASML Holding N.V.	6,789	537,010
KLA-Tencor Corp.	2,540	141,554

4

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
Linear Technology Corp.	10,190	$375,400
Microchip Technology, Inc.	33,410	1,244,523
NXP Semiconductors N.V. (a)	22,980	711,920

		$4,200,356

Energy – Independent – 3.9%
Anadarko Petroleum Corp.	4,320	$371,218
Cabot Oil & Gas Corp.	9,310	661,196
Concho Resources, Inc. (a)	4,090	342,415
CONSOL Energy, Inc.	3,610	97,831
Energen Corp.	3,000	156,780
EOG Resources, Inc.	3,762	495,380
EQT Corp.	6,150	488,126
Gulfport Energy Corp. (a)	1,820	85,667
Marathon Petroleum Corp.	8,810	626,039
Noble Energy, Inc.	15,243	915,190
PDC Energy, Inc. (a)	1,540	79,279
Peabody Energy Corp.	3,840	56,218
Pioneer Natural Resources Co.	6,412	928,137
SM Energy Co.	1,292	77,494
Valero Energy Corp.	13,160	457,573

		$5,838,543

Energy – Integrated – 4.0%
Exxon Mobil Corp. (s)	66,346	$5,994,361

Food & Beverages – 2.9%
Coca-Cola Co.	43,250	$1,734,755
Coca-Cola Enterprises, Inc.	9,980	350,897
General Mills, Inc.	16,120	782,304
Mead Johnson Nutrition Co., “A”	5,200	411,996
Mondelez International, Inc.	37,920	1,081,858

		$4,361,810

Food & Drug Stores – 1.1%
CVS Caremark Corp.	22,560	$1,289,981
Fairway Group Holdings Corp. (a)	18,580	449,079

		$1,739,060

Gaming & Lodging – 0.6%
Wynn Resorts Ltd.	7,582	$970,496

General Merchandise – 1.9%
Kohl’s Corp.	16,560	$836,446
Target Corp.	28,630	1,971,462

		$2,807,908

Health Maintenance Organizations – 0.8%
Aetna, Inc.	14,510	$921,965
UnitedHealth Group, Inc.	4,970	325,436

		$1,247,401

Insurance – 4.2%
ACE Ltd.	31,430	$2,812,356
American International Group, Inc. (a)	24,490	1,094,703
MetLife, Inc.	44,320	2,028,083
Validus Holdings Ltd.	12,870	464,864

		$6,400,006

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 2.0%
eBay, Inc. (a)	9,190	$475,307
Google, Inc., “A” (a)	2,442	2,149,864
Yahoo!, Inc. (a)	15,290	383,932

		$3,009,103

Leisure & Toys – 0.4%
Brunswick Corp.	17,870	$570,947

Machinery & Tools – 2.3%
Eaton Corp. PLC	12,950	$852,240
Illinois Tool Works, Inc.	4,810	332,708
Joy Global, Inc.	13,350	647,876
Kennametal, Inc.	13,240	514,109
Roper Industries, Inc.	9,277	1,152,389

		$3,499,322

Major Banks – 4.6%
Goldman Sachs Group, Inc.	4,099	$619,974
JPMorgan Chase & Co. (s)	43,180	2,279,472
Morgan Stanley	30,980	756,841
State Street Corp.	12,200	795,562
Wells Fargo & Co.	60,830	2,510,454

		$6,962,303

Medical & Health Technology & Services – 1.2%
AmerisourceBergen Corp.	8,650	$482,930
Cerner Corp. (a)	2,080	199,867
Express Scripts Holding Co. (a)	13,850	854,407
Henry Schein, Inc. (a)	2,690	257,568

		$1,794,772

Medical Equipment – 2.9%
AtriCure, Inc. (a)	16,750	$159,125
Cooper Cos., Inc.	5,668	674,775
Covidien PLC	13,170	827,603
DexCom, Inc. (a)	9,690	217,541
Endologix, Inc. (a)	9,190	122,043
NxStage Medical, Inc. (a)	23,420	334,438
Sirona Dental Systems, Inc. (a)	3,290	216,745
St. Jude Medical, Inc.	12,990	592,734
Stryker Corp.	9,640	623,515
Thermo Fisher Scientific, Inc.	7,200	609,336

		$4,377,855

Metals & Mining – 0.3%
Lundin Mining Corp. (a)	50,600	$192,450
Teck Resources Ltd., “B”	9,905	211,624
Uranium Participation Corp. (a)	24,430	116,378

		$520,452

Natural Gas – Distribution – 0.3%
Spectra Energy Corp.	11,420	$393,533

Natural Gas – Pipeline – 0.4%
Enbridge, Inc.	15,790	$664,285

5

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 0.3%
Juniper Networks, Inc. (a)	8,930	$172,438
Qualcomm, Inc.	3,730	227,828

		$400,266

Oil Services – 1.6%
Cameron International Corp. (a)	10,880	$665,421
Dresser-Rand Group, Inc. (a)	9,160	549,417
Ensco PLC, “A”	3,420	198,770
FMC Technologies, Inc. (a)	6,560	365,261
Schlumberger Ltd.	6,530	467,940
Superior Energy Services, Inc. (a)	4,580	118,805

		$2,365,614

Other Banks & Diversified Financials – 4.9%
American Express Co.	10,270	$767,785
Cathay General Bancorp, Inc.	15,180	308,913
CIT Group, Inc. (a)	12,660	590,336
Citigroup, Inc.	41,060	1,969,648
EuroDekania Ltd. (a)(z)	100,530	108,937
Fifth Third Bancorp	56,320	1,016,576
PrivateBancorp, Inc.	34,510	731,957
TCF Financial Corp.	32,420	459,716
Visa, Inc., “A”	8,424	1,539,486

		$7,493,354

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	20,570	$919,273
Johnson & Johnson	25,600	2,198,016
Perrigo Co.	4,009	485,089
Pfizer, Inc.	90,492	2,534,681
Valeant Pharmaceuticals International, Inc. (a)	17,310	1,490,045
Zoetis, Inc.	21,770	672,475

		$8,299,579

Pollution Control – 0.2%
Stericycle, Inc. (a)	2,771	$306,002

Railroad & Shipping – 1.1%
Canadian Pacific Railway Ltd.	1,374	$166,776
Diana Shipping, Inc. (a)	32,280	324,091
Kansas City Southern Co.	2,292	242,860
Union Pacific Corp.	5,888	908,401

		$1,642,128

Real Estate – 3.3%
Equity Lifestyle Properties, Inc., REIT	17,690	$1,390,257
Mid-America Apartment Communities, Inc., REIT	24,510	1,661,043
Public Storage, Inc., REIT	5,350	820,316
Tanger Factory Outlet Centers, Inc., REIT	32,520	1,088,119

		$4,959,735

Restaurants – 1.8%
McDonald’s Corp.	9,184	$909,216
Starbucks Corp.	9,930	650,316
YUM! Brands, Inc.	15,810	1,096,265

		$2,655,797

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 1.1%
Airgas, Inc.	4,740	$452,480
Ecolab, Inc.	6,970	593,774
FMC Corp.	9,180	560,531

		$1,606,785

Specialty Stores – 2.2%
Amazon.com, Inc. (a)	609	$169,113
AutoZone, Inc. (a)	1,973	835,940
Bed Bath & Beyond, Inc. (a)	13,900	985,510
Children’s Place Retail Store, Inc. (a)	9,240	506,352
Dick’s Sporting Goods, Inc.	15,880	794,953

		$3,291,868

Telecommunications – Wireless – 1.0%
American Tower Corp., REIT	13,070	$956,332
SBA Communications Corp. (a)	8,120	601,854

		$1,558,186

Telephone Services – 1.7%
AT&T, Inc.	34,200	$1,210,680
Verizon Communications, Inc.	28,020	1,410,527

		$2,621,207

Tobacco – 1.6%
Lorillard, Inc.	13,890	$606,715
Philip Morris International, Inc.	20,630	1,786,971

		$2,393,686

Trucking – 1.1%
Expeditors International of Washington, Inc.	20,720	$787,567
Swift Transportation Co. (a)	53,610	886,709

		$1,674,276

Utilities – Electric Power – 2.2%
AES Corp.	26,780	$321,092
American Electric Power Co., Inc.	11,190	501,088
Calpine Corp. (a)	26,370	559,835
CMS Energy Corp.	19,600	532,532
Edison International	10,550	508,088
Great Plains Energy, Inc.	20,910	471,311
PG&E Corp.	9,440	431,691

		$3,325,637

Total Common Stocks (Identified Cost, $125,634,692)		$149,724,818

CONVERTIBLE PREFERRED STOCKS – 0.5%
Utilities – Electric Power – 0.5%
PPL Corp., 9%	8,010	$419,804
PPL Corp., 8.75%	7,350	397,047

Total Convertible Preferred Stocks (Identified Cost, $780,978)		$816,851

6

MFS Core Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

CALL OPTIONS PURCHASED – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $55 (Premiums Paid, $7,556)	111	$6,882

Total Call Options Purchased (Identified Cost, $7,556)		$6,882

Issuer	Shares/Par

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	1,369,808	$1,369,808

Total Investments (Identified Cost, $127,793,034)		$151,918,359

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS WRITTEN – 0.0%
Pharmaceuticals – 0.0%
Eli Lilly & Co. – October 2013 @ $42 (Premiums Received, $5,986)	(111)	$(6,105)

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(510,981)

Net Assets – 100.0%		$151,401,273

(a)	Non-income producing security.

(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions. At June 30, 2013, the fund had no short sales outstanding.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
EuroDekania Ltd.	3/08/07-6/25/07	$1,412,164	$108,937
% of Net assets			0.1%

At June 30, 2013, the fund had cash collateral of $9,485 and other liquid securities with an aggregate value of $562,123 to cover any commitments for securities sold short and certain derivative contracts. Cash collateral is comprised of “Deposits with brokers” in the Statement of Assets and Liabilities.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

7

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $126,423,226)	$150,548,551
Underlying affiliated funds, at cost and value	1,369,808
Total investments, at value (identified cost, $127,793,034)	$151,918,359
Deposits with brokers	9,485
Receivables for
Premiums on options written	5,986
Investments sold	348,033
Interest and dividends	165,318
Other assets	917
Total assets		$152,448,098
Liabilities
Payables for
Investments purchased	$362,250
Fund shares reacquired	618,431
Written options outstanding, at value (premiums received, $5,986)	6,105
Payable to affiliates
Investment adviser	13,705
Shareholder servicing costs	48
Distribution and/or service fees	1,239
Payable for independent trustees’ compensation	821
Accrued expenses and other liabilities	44,226
Total liabilities		$1,046,825
Net assets		$151,401,273
Net assets consist of
Paid-in capital	$134,169,551
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	24,125,084
Accumulated net realized gain (loss) on investments and foreign currency	(9,017,962)
Undistributed net investment income	2,124,600
Net assets		$151,401,273
Shares of beneficial interest outstanding		8,188,817

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$106,317,981	5,735,131	$18.54
Service Class	45,083,292	2,453,686	18.37

See Notes to Financial Statements

8

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$1,383,300
Interest	11,087
Dividends from underlying affiliated funds	885
Foreign taxes withheld	(4,556)
Total investment income		$1,390,716
Expenses
Management fee	$559,680
Distribution and/or service fees	56,648
Shareholder servicing costs	1,109
Administrative services fee	14,863
Independent trustees’ compensation	2,516
Custodian fee	11,732
Shareholder communications	6,816
Audit and tax fees	25,205
Legal fees	1,183
Dividend and interest expense on securities sold short	3,925
Miscellaneous	7,292
Total expenses		$690,969
Reduction of expenses by investment adviser	(487)
Net expenses		$690,482
Net investment income		$700,234
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$10,589,599
Written options	852
Securities sold short	(47,182)
Foreign currency	263
Net realized gain (loss) on investments and foreign currency		$10,543,532
Change in unrealized appreciation (depreciation)
Investments	$9,272,491
Written options	(8,015)
Securities sold short	21,998
Translation of assets and liabilities in foreign currencies	(60)
Net unrealized gain (loss) on investments and foreign currency translation		$9,286,414
Net realized and unrealized gain (loss) on investments and foreign currency		$19,829,946
Change in net assets from operations		$20,530,180

See Notes to Financial Statements

9

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$700,234		$1,429,838
Net realized gain (loss) on investments and foreign currency	10,543,532		10,472,362
Net unrealized gain (loss) on investments and foreign currency translation	9,286,414		9,155,126
Change in net assets from operations	$20,530,180		$21,057,326
Distributions declared to shareholders
From net investment income	$—		$(980,068)
Change in net assets from fund share transactions	$(8,184,318)		$(14,733,806)
Total change in net assets	$12,345,862		$5,343,452
Net assets
At beginning of period	139,055,411		133,711,959
At end of period (including undistributed net investment income of $2,124,600 and $1,424,366, respectively)	$151,401,273		$139,055,411

See Notes to Financial Statements

10

MFS Core Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$16.12		$13.95	$14.23	$12.27	$9.43	$16.52
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.17	$0.11	$0.12	$0.13	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	2.33		2.12	(0.25)	1.98	2.89	(6.11)
Total from investment operations	$2.42		$2.29	$(0.14)	$2.10	$3.02	$(5.95)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.14)	$(0.14)	$(0.18)	$(0.09)
From net realized gain on investments	—		—	—	—	—	(1.05)
Total distributions declared to shareholders	$—		$(0.12)	$(0.14)	$(0.14)	$(0.18)	$(1.14)
Net asset value, end of period (x)	$18.54		$16.12	$13.95	$14.23	$12.27	$9.43
Total return (%) (k)(r)(s)(x)	15.01	(n)	16.46	(0.94)	17.22	32.74	(38.63)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	(a)	0.85	0.88	0.90	0.89	0.88
Expenses after expense reductions (f)	0.85	(a)	0.85	0.87	0.86	0.85	0.85
Net investment income	1.01	(a)	1.10	0.75	0.98	1.28	1.22
Portfolio turnover	30	(n)	63	65	69	91	109
Net assets at end of period (000 omitted)	$106,318		$97,349	$96,375	$112,121	$109,322	$97,648
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	0.84	(a)	0.85	0.87	0.85	0.85	N/A

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$16.00		$13.84	$14.13	$12.19	$9.36	$16.42
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.07	$0.09	$0.10	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.30		2.11	(0.25)	1.97	2.88	(6.08)
Total from investment operations	$2.37		$2.24	$(0.18)	$2.06	$2.98	$(5.95)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.11)	$(0.12)	$(0.15)	$(0.06)
From net realized gain on investments	—		—	—	—	—	(1.05)
Total distributions declared to shareholders	$—		$(0.08)	$(0.11)	$(0.12)	$(0.15)	$(1.11)
Net asset value, end of period (x)	$18.37		$16.00	$13.84	$14.13	$12.19	$9.36
Total return (%) (k)(r)(s)(x)	14.81	(n)	16.24	(1.25)	16.95	32.44	(38.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	(a)	1.10	1.13	1.15	1.14	1.13
Expenses after expense reductions (f)	1.10	(a)	1.10	1.12	1.11	1.10	1.10
Net investment income	0.77	(a)	0.85	0.51	0.73	1.02	1.00
Portfolio turnover	30	(n)	63	65	69	91	109
Net assets at end of period (000 omitted)	$45,083		$41,707	$37,337	$35,819	$33,583	$21,684
Supplemental Ratios (%):
Ratio of expenses to average net assets after expense reductions excluding short sale dividend and interest expense (f)	1.09	(a)	1.10	1.12	1.10	1.10	N/A

See Notes to Financial Statements

11

MFS Core Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

12

MFS Core Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Core Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

13

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as written options. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$144,777,570	$—	$—	$144,777,570
Canada	2,841,558	—	—	2,841,558
Netherlands	1,248,930	—	—	1,248,930
Israel	1,247,465	—	—	1,247,465
Greece	324,091	—	—	324,091
United Kingdom	—	—	108,937	108,937
Mutual Funds	1,369,808	—	—	1,369,808
Total Investments	$151,809,422	$—	$108,937	$151,918,359

Other Financial Instruments
Written Options	$(6,105)	$—	$—	$(6,105)

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/13	$130,373
Change in unrealized appreciation (depreciation)	(21,436)
Balance as of 6/30/13	$108,937

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $(21,436).

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments.

14

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were written options and purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Equity Options	$6,882	$—
Equity	Written Equity Options	—	(6,105)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$(9,364)	$852

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)	Written Options
Equity	$8,683	$(8,015)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Written Options – In exchange for a premium, the fund wrote call options on securities that it anticipated the price would decline and also wrote put options on securities that it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.

The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium

15

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written call option is exercised, the premium received is offset against the proceeds to determine the realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.

At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker. For over-the-counter options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.

The following table represents the written option activity in the fund during the six months ended June 30, 2013:

	Number of contracts	Premiums received
Outstanding, beginning of period	187	$79,396
Options written	111	5,986
Options closed	(187)	(79,396)
Outstanding, end of period	111	$5,986

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Short Sales – The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2013, this expense amounted to $3,925. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short. At June 30, 2013, the fund had no short sales outstanding.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the

16

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$980,068

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$127,902,390
Gross appreciation	27,410,577
Gross depreciation	(3,394,608)
Net unrealized appreciation (depreciation)	$24,015,969

As of 12/31/12
Undistributed ordinary income	1,424,366
Capital loss carryforwards	(19,428,682)
Other temporary differences	(46,991)
Net unrealized appreciation (depreciation)	14,752,849

17

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(3,057,756)
12/31/17	(16,370,926)
Total	$(19,428,682)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$764,938
Service Class	—	215,130
Total	$—	$980,068

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.65%

The investment adviser has agreed in writing to reduce its management fee to 0.60% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s average daily net assets did not exceed $2.5 billion and therefore, the management fee was not reduced.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $206, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $1,108, which equated to 0.0015% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $1.

18

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0199% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $561 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $281, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $44,011,220 and $51,289,727, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	39,520	$703,711	49,337	$773,627
Service Class	223,227	3,860,842	406,072	6,223,938
	262,747	$4,564,553	455,409	$6,997,565
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	49,415	$764,938
Service Class	—	—	13,988	215,130
	—	$—	63,403	$980,068
Shares reacquired
Initial Class	(342,662)	$(6,072,070)	(971,381)	$(14,911,745)
Service Class	(376,424)	(6,676,801)	(510,896)	(7,799,694)
	(719,086)	$(12,748,871)	(1,482,277)	$(22,711,439)
Net change
Initial Class	(303,142)	$(5,368,359)	(872,629)	$(13,373,180)
Service Class	(153,197)	(2,815,959)	(90,836)	(1,360,626)
	(456,339)	$(8,184,318)	(963,465)	$(14,733,806)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

19

MFS Core Equity Portfolio

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $368 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	896,829	14,678,727	(14,205,748)	1,369,808

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$885	$1,369,808

20

MFS Core Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT II“ in the ”Products“ section of mfs.com.

21

SEMIANNUAL REPORT

June 30, 2013

MFS® GOVERNMENT SECURITIES PORTFOLIO

MFS® Variable Insurance Trust II

GSS-SEM

MFS® GOVERNMENT SECURITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Government Securities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Mortgage-Backed Securities	53.2%
U.S. Treasury Securities	39.3%
U.S. Government Agencies	6.2%
Commercial Mortgage-Backed Securities	2.0%
High Grade Corporates	1.0%
Municipal Bonds	0.2%

Composition including fixed income credit quality (a)(i)
AAA	1.1%
AA	0.8%
A	0.9%
BBB	0.5%
U.S. Government	39.3%
Federal Agencies	59.3%
Cash & Other	(1.9)%

Portfolio facts (i)
Average Duration (d)	4.8
Average Effective Maturity (m)	5.8 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

From	time to time “Cash & Other Net Assets” may be negative due to timing of cash receipts and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Government Securities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.59%	$1,000.00	$976.28	$2.89
	Hypothetical (h)	0.59%	$1,000.00	$1,021.87	$2.96
Service Class	Actual	0.84%	$1,000.00	$975.36	$4.11
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Government Securities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 101.4%
Agency – Other – 3.8%
Financing Corp., 9.4%, 2018	$6,495,000	$8,686,764
Financing Corp., 9.8%, 2018	7,760,000	10,596,978
Financing Corp., 10.35%, 2018	3,915,000	5,520,487
Financing Corp., STRIPS, 0%, 2017	10,160,000	9,471,467

		$34,275,696

Asset-Backed & Securitized – 1.9%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$1,860,000	$2,047,555
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	3,870,649	4,270,181
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	3,910,026	4,357,169
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	2,223,578	2,310,887
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	3,985,116	4,459,727

		$17,445,519

Local Authorities – 0.9%
Nashville & Davidson County, TN, Metropolitan Government Convention Center Authority (Build America Bonds), 6.731%, 2043	$2,225,000	$2,584,293
Port Authority NY & NJ (168th Series), 4.926%, 2051	2,735,000	2,698,351
San Francisco, CA, City & County Public Utilities Commission, Water Rev. (Build America Bonds), 6%, 2040	320,000	362,845
State of California (Build America Bonds), 7.625%, 2040	435,000	584,279
University of California Rev. (Build America Bonds), 5.77%, 2043	1,345,000	1,480,885

		$7,710,653

Medical & Health Technology & Services – 0.2%
Catholic Health Initiatives, 2.95%, 2022	$1,504,000	$1,405,586

Mortgage-Backed – 53.1%
Fannie Mae, 5.214%, 2013	$753,403	$752,831
Fannie Mae, 4.606%, 2014	3,131,409	3,154,727
Fannie Mae, 4.629%, 2014	685,078	696,057
Fannie Mae, 4.77%, 2014	741,668	758,543
Fannie Mae, 4.789%, 2014	2,547,495	2,556,228
Fannie Mae, 4.82%, 2014 – 2015	894,150	937,369
Fannie Mae, 4.826%, 2014	4,791,755	4,903,419
Fannie Mae, 5.1%, 2014 – 2019	1,204,005	1,256,099
Fannie Mae, 2.38%, 2015	625,000	642,157
Fannie Mae, 4.56%, 2015	1,128,147	1,188,952
Fannie Mae, 4.62%, 2015	1,535,210	1,595,945
Fannie Mae, 4.665%, 2015	763,276	798,214
Fannie Mae, 4.74%, 2015	718,023	754,030

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.78%, 2015	$867,986	$918,928
Fannie Mae, 4.81%, 2015	986,393	1,044,558
Fannie Mae, 4.815%, 2015	899,837	947,986
Fannie Mae, 4.85%, 2015	547,284	571,668
Fannie Mae, 4.856%, 2015	296,431	313,531
Fannie Mae, 4.87%, 2015	575,699	606,494
Fannie Mae, 4.89%, 2015	729,088	763,925
Fannie Mae, 4.908%, 2015	1,183,381	1,244,423
Fannie Mae, 4.997%, 2015	152,606	162,800
Fannie Mae, 5.464%, 2015	3,005,184	3,246,010
Fannie Mae, 5.137%, 2016	1,451,878	1,573,139
Fannie Mae, 5.35%, 2016	51,812	56,647
Fannie Mae, 5.424%, 2016	1,761,440	1,944,758
Fannie Mae, 5.724%, 2016	1,613,645	1,793,419
Fannie Mae, 6.5%, 2016 – 2037	2,841,773	3,141,187
Fannie Mae, 1.18%, 2017	887,849	881,029
Fannie Mae, 4.992%, 2017	3,227,491	3,388,579
Fannie Mae, 5.5%, 2017 – 2038	37,366,953	40,697,409
Fannie Mae, 6%, 2017 – 2037	4,857,913	5,256,625
Fannie Mae, 3.738%, 2018	639,305	698,737
Fannie Mae, 3.8%, 2018	637,880	684,061
Fannie Mae, 3.99%, 2018	600,000	654,511
Fannie Mae, 4%, 2018 – 2041	9,286,610	9,739,915
Fannie Mae, 4.19%, 2018	388,988	426,905
Fannie Mae, 5%, 2018 – 2041	24,543,686	26,488,941
Fannie Mae, 5.16%, 2018	1,362,281	1,484,593
Fannie Mae, 5.68%, 2018	497,247	550,598
Fannie Mae, 1.97%, 2019	395,880	391,014
Fannie Mae, 1.99%, 2019	1,000,000	999,280
Fannie Mae, 4.5%, 2019 – 2041	22,581,844	24,045,793
Fannie Mae, 4.67%, 2019	525,000	588,314
Fannie Mae, 4.83%, 2019	380,759	424,640
Fannie Mae, 4.877%, 2019	2,532,756	2,826,051
Fannie Mae, 5.05%, 2019	319,311	351,969
Fannie Mae, 5.6%, 2019	572,779	629,466
Fannie Mae, 3.87%, 2020	740,950	795,639
Fannie Mae, 4.14%, 2020	457,054	499,924
Fannie Mae, 4.88%, 2020	438,402	480,806
Fannie Mae, 7.5%, 2022 – 2031	428,832	506,952
Fannie Mae, 4.5%, 2025	504,660	535,345
Fannie Mae, 3%, 2027	4,841,946	4,985,368
Fannie Mae, 2.5%, 2028	2,017,153	2,032,024
Fannie Mae, 3.5%, 2042	2,434,716	2,477,220
Fannie Mae, TBA, 3%, 2028	4,095,000	4,191,617
Fannie Mae, TBA, 3.5%, 2043	35,019,000	35,347,301
Fannie Mae, TBA, 4.5%, 2043	17,429,000	18,382,157
Freddie Mac, 1.655%, 2016	2,969,038	3,011,958
Freddie Mac, 5%, 2016 – 2040	6,059,403	6,460,977
Freddie Mac, 1.426%, 2017	5,495,000	5,514,650
Freddie Mac, 3.882%, 2017	2,158,000	2,330,452
Freddie Mac, 2.22%, 2018	1,500,000	1,508,671
Freddie Mac, 2.303%, 2018	2,800,000	2,832,169

4

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Freddie Mac, 3.154%, 2018	$2,151,000	$2,262,359
Freddie Mac, 1.869%, 2019	3,000,000	2,914,023
Freddie Mac, 1.883%, 2019	5,750,000	5,645,321
Freddie Mac, 2.086%, 2019	2,800,000	2,765,056
Freddie Mac, 4.186%, 2019	814,000	892,396
Freddie Mac, 5.085%, 2019	3,191,000	3,659,889
Freddie Mac, 6%, 2019 – 2038	11,436,138	12,662,592
Freddie Mac, 2.313%, 2020	3,022,000	3,009,879
Freddie Mac, 3.32%, 2020	915,414	971,427
Freddie Mac, 4.224%, 2020	1,911,350	2,092,972
Freddie Mac, 4.251%, 2020	1,449,000	1,589,782
Freddie Mac, 4.5%, 2022 – 2040	4,398,761	4,630,162
Freddie Mac, 5.5%, 2022 – 2041	9,476,670	10,297,198
Freddie Mac, 4%, 2025	2,064,437	2,165,750
Freddie Mac, 2.5%, 2028	30,700,925	30,910,184
Freddie Mac, 6.5%, 2032 – 2037	1,795,522	2,029,273
Freddie Mac, 3.5%, 2041 – 2043	44,133,517	44,802,109
Freddie Mac, 3%, 2043	13,170,729	12,867,470
Freddie Mac, TBA, 5%, 2028	4,800,000	5,069,812
Ginnie Mae, 5.5%, 2033 – 2042	5,649,769	6,201,890
Ginnie Mae, 4%, 2039 – 2041	2,638,542	2,785,939
Ginnie Mae, 4.5%, 2039 – 2041	12,578,336	13,575,239
Ginnie Mae, 3.5%, 2041 – 2043	36,183,650	37,209,048
Ginnie Mae, 3%, 2043	6,312,000	6,254,349
Ginnie Mae, 5.612%, 2058	3,235,460	3,417,015
Ginnie Mae, 6.357%, 2058	1,703,952	1,817,921

		$473,924,759

Municipals – 0.2%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$15,000	$14,851
Massachusetts School Building Authority, Dedicated Sales Tax Rev., “A”, 5%, 2023	200,000	235,620
New York Environmental Facilities Corp., Clean Water and Drinking Revolving Funds Rev. (NYC Municipal Water Finance Authority Projects), “A”, 5%, 2023	250,000	296,992
New York, NY, Transitional Finance Authority Rev., “I”, 5%, 2022	200,000	235,050
New York, NY, Transitional Finance Authority Rev., “I”, 5%, 2023	400,000	470,996
Riverside County, CA, Transportation Commission, Sales Tax Rev., “A”, 5%, 2021	335,000	386,195
Riverside County, CA, Transportation Commission, Sales Tax Rev., “A”, 5%, 2023	345,000	393,914

		$2,033,618

U.S. Government Agencies and Equivalents – 2.2%
Aid-Egypt, 4.45%, 2015	$3,162,000	$3,431,845
Freddie Mac, 2.375%, 2022	3,990,000	3,877,390
Small Business Administration, 6.35%, 2021	540,840	596,902

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
Small Business Administration, 6.34%, 2021	$417,207	$458,563
Small Business Administration, 6.44%, 2021	668,192	740,342
Small Business Administration, 6.625%, 2021	892,203	986,955
Small Business Administration, 6.07%, 2022	542,652	596,403
Small Business Administration, 4.98%, 2023	657,969	719,697
Small Business Administration, 4.77%, 2024	1,353,913	1,451,352
Small Business Administration, 5.52%, 2024	801,577	889,385
Small Business Administration, 4.99%, 2024	113,806	124,116
Small Business Administration, 5.11%, 2025	1,070,686	1,179,960
Small Business Administration, 2.21%, 2033	1,486,000	1,430,908
Small Business Administration, 2.22%, 2033	2,605,000	2,509,818
U.S. Department of Housing & Urban Development, 6.36%, 2016	467,000	467,810
U.S. Department of Housing & Urban Development, 6.59%, 2016	239,000	239,329

		$19,700,775

U.S. Treasury Obligations – 39.1%
U.S. Treasury Bonds, 9.25%, 2016	$19,000	$23,282
U.S. Treasury Bonds, 7.5%, 2016	218,000	266,505
U.S. Treasury Bonds, 7.875%, 2021	177,000	250,842
U.S. Treasury Bonds, 6.25%, 2023	2,891,000	3,879,361
U.S. Treasury Bonds, 6%, 2026	2,699,000	3,623,407
U.S. Treasury Bonds, 6.75%, 2026	1,862,000	2,666,151
U.S. Treasury Bonds, 6.375%, 2027	326,000	456,400
U.S. Treasury Bonds, 5.25%, 2029	284,000	361,301
U.S. Treasury Bonds, 4.5%, 2036	1,226,000	1,459,898
U.S. Treasury Bonds, 5%, 2037	488,000	622,886
U.S. Treasury Bonds, 4.375%, 2038	1,501,000	1,757,578
U.S. Treasury Bonds, 4.5%, 2039	28,053,500	33,541,466
U.S. Treasury Bonds, 3.125%, 2043	2,288,700	2,136,360
U.S. Treasury Notes, 4%, 2014	211,000	216,061
U.S. Treasury Notes, 1.875%, 2014	52,060,000	52,655,827
U.S. Treasury Notes, 1.875%, 2014	12,853,000	13,033,739
U.S. Treasury Notes, 4%, 2015	6,718,000	7,120,556
U.S. Treasury Notes, 2.125%, 2015	34,052,000	35,206,567
U.S. Treasury Notes, 2.625%, 2016	201,000	212,259
U.S. Treasury Notes, 0.875%, 2016	112,449,000	112,378,719
U.S. Treasury Notes, 2.625%, 2018	19,419,000	20,596,277
U.S. Treasury Notes, 2.75%, 2019	13,302,400	14,158,742
U.S. Treasury Notes, 3.125%, 2019	1,637,000	1,776,528
U.S. Treasury Notes, 3.5%, 2020	4,084,000	4,518,244
U.S. Treasury Notes, 2.625%, 2020	3,987,000	4,166,415

5

MFS Government Securities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.125%, 2021	$1,901,000	$2,041,347
U.S. Treasury Notes, 1.75%, 2022	31,412,000	29,951,845

		$349,078,563

Total Bonds (Identified Cost, $890,491,711)		$905,575,169

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 19.2%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	171,489,840	$171,489,840

Total Investments (Identified Cost, $1,061,981,551)		$1,077,065,009

OTHER ASSETS, LESS LIABILITIES – (20.6)%		(183,846,775)

Net Assets – 100.0%		$893,218,234

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

STRIPS	Separate Trading of Registered Interest and Principal of Securities

TBA	To Be Announced

See Notes to Financial Statements

6

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $890,491,711)	$905,575,169
Underlying affiliated funds, at cost and value	171,489,840
Total investments, at value (identified cost, $1,061,981,551)	$1,077,065,009
Cash	152,359
Receivables for
TBA sale commitments	98,821,743
Fund shares sold	360,150
Interest	4,487,945
Other assets	3,553
Total assets		$1,180,890,759
Liabilities
Payables for
Investments purchased	$142,778,529
TBA purchase commitments	144,188,861
Fund shares reacquired	540,505
Payable to affiliates
Investment adviser	54,629
Shareholder servicing costs	176
Distribution and/or service fees	10,365
Payable for independent Trustees’ compensation	2,801
Accrued expenses and other liabilities	96,659
Total liabilities		$287,672,525
Net assets		$893,218,234
Net assets consist of
Paid-in capital	$856,917,626
Unrealized appreciation (depreciation) on investments	15,083,458
Accumulated net realized gain (loss) on investments	(4,907,865)
Undistributed net investment income	26,125,015
Net assets		$893,218,234
Shares of beneficial interest outstanding		68,031,115

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$514,150,746	39,016,023	$13.18
Service Class	379,067,488	29,015,092	13.06

See Notes to Financial Statements

7

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$10,323,802
Dividends from underlying affiliated funds	142,810
Total investment income		$10,466,612
Expenses
Management fee	$2,516,443
Distribution and/or service fees	487,496
Shareholder servicing costs	4,135
Administrative services fee	62,560
Independent Trustees’ compensation	9,083
Custodian fee	47,163
Shareholder communications	16,653
Audit and tax fees	28,116
Legal fees	7,931
Miscellaneous	20,387
Total expenses		$3,199,967
Fees paid indirectly	(225)
Reduction of expenses by investment adviser	(2,992)
Net expenses		$3,196,750
Net investment income		$7,269,862
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$(4,692,485)
Change in unrealized appreciation (depreciation) on investments		$(24,491,577)
Net realized and unrealized gain (loss) on investments		$(29,184,062)
Change in net assets from operations		$(21,914,200)

See Notes to Financial Statements

8

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$7,269,862	$15,498,073
Net realized gain (loss) on investments	(4,692,485)	9,075,857
Net unrealized gain (loss) on investments	(24,491,577)	(9,104,959)
Change in net assets from operations	$(21,914,200)	$15,468,971
Distributions declared to shareholders
From net investment income	$—	$(19,810,017)
From net realized gain on investments	—	(5,909,509)
Total distributions declared to shareholders	$—	$(25,719,526)
Change in net assets from fund share transactions	$(26,585,550)	$267,475,908
Total change in net assets	$(48,499,750)	$257,225,353
Net assets
At beginning of period	941,717,984	684,492,631
At end of period (including undistributed net investment income of $26,125,015 and $18,855,153, respectively)	$893,218,234	$941,717,984

See Notes to Financial Statements

9

MFS Government Securities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.49		$13.72	$13.27		$13.14	$13.23	$12.89
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.32	$0.39		$0.45	$0.50	$0.55
Net realized and unrealized gain (loss) on investments	(0.42)		0.03 (g)	0.58		0.16	0.08	0.51
Total from investment operations	$(0.31)		$0.35	$0.97		$0.61	$0.58	$1.06
Less distributions declared to shareholders
From net investment income	$—		$(0.45)	$(0.52)		$(0.48)	$(0.67)	$(0.72)
From net realized gain on investments	—		(0.13)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$(0.58)	$(0.52)		$(0.48)	$(0.67)	$(0.72)
Net asset value, end of period (x)	$13.18		$13.49	$13.72		$13.27	$13.14	$13.23
Total return (%) (k)(r)(s)(x)	(2.30	)(n)	2.53	7.40		4.75	4.49	8.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.59	(a)	0.60	0.63		0.64	0.64	0.65
Expenses after expense reductions (f)	0.59	(a)	0.60	N/A		N/A	N/A	N/A
Net investment income	1.70	(a)	2.33	2.88		3.39	3.85	4.31
Portfolio turnover	84	(n)	78	29		36	36	52
Net assets at end of period (000 omitted)	$514,151		$537,397	$264,328		$227,694	$250,133	$266,170

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.39		$13.62	$13.18		$13.06	$13.15	$12.81
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.29	$0.35		$0.41	$0.46	$0.52
Net realized and unrealized gain (loss) on investments	(0.43)		0.02 (g)	0.57		0.17	0.08	0.50
Total from investment operations	$(0.33)		$0.31	$0.92		$0.58	$0.54	$1.02
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.48)		$(0.46)	$(0.63)	$(0.68)
From net realized gain on investments	—		(0.13)	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$(0.54)	$(0.48)		$(0.46)	$(0.63)	$(0.68)
Net asset value, end of period (x)	$13.06		$13.39	$13.62		$13.18	$13.06	$13.15
Total return (%) (k)(r)(s)(x)	(2.46	)(n)	2.27	7.11		4.49	4.23	8.29
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.85	0.88		0.89	0.89	0.90
Expenses after expense reductions (f)	0.84	(a)	0.85	N/A		N/A	N/A	N/A
Net investment income	1.45	(a)	2.16	2.64		3.13	3.54	4.06
Portfolio turnover	84	(n)	78	29		36	36	52
Net assets at end of period (000 omitted)	$379,067		$404,321	$420,164		$440,930	$417,263	$271,052

See Notes to Financial Statements

10

MFS Government Securities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Government Securities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Government Securities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$403,055,034	$—	$403,055,034
Municipal Bonds	—	2,033,618	—	2,033,618
U.S. Corporate Bonds	—	9,116,239	—	9,116,239
Residential Mortgage-Backed Securities	—	473,924,759	—	473,924,759
Commercial Mortgage-Backed Securities	—	17,445,519	—	17,445,519
Mutual Funds	171,489,840	—	—	171,489,840
Total Investments	$171,489,840	$905,575,169	$—	$1,077,065,009

For further information regarding security characteristics, see the Portfolio of Investments.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

13

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$23,925,510
Long-term capital gains	1,794,016
Total distributions	$25,719,526

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,070,732,704
Gross appreciation	18,717,202
Gross depreciation	(12,384,897)
Net unrealized appreciation (depreciation)	$6,332,305

As of 12/31/12
Undistributed ordinary income	21,589,316
Undistributed long-term capital gain	4,481,763
Other temporary differences	(69,733)
Net unrealized appreciation (depreciation)	32,213,462

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$7,988,058	$—	$2,260,778
Service Class	—	11,821,959	—	3,648,731
Total	$—	$19,810,017	$—	$5,909,509

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.55%
Average daily net assets in excess of $1 billion	0.50%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,237, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.55% of the fund’s average daily net assets.

14

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.61% of average daily net assets for the Initial Class shares and 0.86% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $4,125, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $10.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,598 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,755, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$795,741,593	$753,220,762
Investments (non-U.S. Government securities)	$12,758,449	$1,488,436

15

MFS Government Securities Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,231,521	$16,505,155	22,950,076	$310,242,152
Service Class	1,901,765	25,217,788	4,062,154	54,796,819
	3,133,286	$41,722,943	27,012,230	$365,038,971
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	764,268	$10,248,836
Service Class	—	—	1,161,463	15,470,690
	—	$—	1,925,731	$25,719,526
Shares reacquired
Initial Class	(2,044,223)	$(27,412,816)	(3,144,680)	$(43,168,053)
Service Class	(3,074,995)	(40,895,677)	(5,878,104)	(80,114,536)
	(5,119,218)	$(68,308,493)	(9,022,784)	$(123,282,589)
Net change
Initial Class	(812,702)	$(10,907,661)	20,569,664	$277,322,935
Service Class	(1,173,230)	(15,677,889)	(654,487)	(9,847,027)
	(1,985,932)	$(26,585,550)	19,915,177	$267,475,908

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio and the MFS Moderate Allocation Portfolio were the owners of record of approximately 10% and 22%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $2,396 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	254,827,213	114,979,459	(198,316,832)	171,489,840

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$142,810	$171,489,840

16

MFS Government Securities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® TOTAL RETURN PORTFOLIO

MFS® Variable Insurance Trust II

TRS-SEM

MFS® TOTAL RETURN PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Total Return Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Total Return Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
U.S. Treasury Notes, 0.875%, 2016	3.8%
JPMorgan Chase & Co.	2.2%
Johnson & Johnson	1.8%
Exxon Mobil Corp.	1.8%
Philip Morris International, Inc.	1.8%
Pfizer, Inc.	1.7%
U.S. Treasury Bonds, 4.5%, 2039	1.6%
Wells Fargo & Co.	1.5%
Fannie Mae, 5.5%, 30 Years	1.4%
Fannie Mae, 3.5%, 30 Years	1.4%

Composition including fixed income credit quality (a)(i)
AAA	1.8%
AA	1.3%
A	4.5%
BBB	5.7%
BB	0.4%
CCC (o)	0.0%
CC	0.1%
C (o)	0.0%
U.S. Government	11.3%
Federal Agencies	13.5%
Not Rated (o)	0.0%
Non-Fixed Income	60.9%
Cash & Other	0.5%

Equity sectors
Financial Services	13.2%
Health Care	7.7%
Consumer Staples	6.4%
Energy	5.8%
Industrial Goods & Services	5.5%
Utilities & Communications	4.5%
Leisure	4.3%
Technology	4.2%
Retailing	3.2%
Basic Materials	2.5%
Autos & Housing	2.1%
Transportation	0.8%
Special Products & Services	0.7%

Fixed income sectors (i)
Mortgage-Backed Securities	13.1%
U.S. Treasury Securities	11.3%
High Grade Corporates	9.1%
Commercial Mortgage-Backed Securities	2.3%
Emerging Markets Bonds	1.2%
Non-U.S. Government Bonds	0.7%
U.S. Government Agencies	0.4%
High Yield Corporates	0.2%
Asset-Backed Securities	0.2%
Collateralized Debt Obligations	0.1%
Residential Mortgage-Backed Securities (o)	0.0%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.

2

MFS Total Return Portfolio

Portfolio Composition – continued

(o)	Less than 0.1%.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

3

MFS Total Return Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.72%	$1,000.00	$1,083.75	$3.72
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,082.35	$5.01
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

4

MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 60.5%
Aerospace – 3.4%
General Dynamics Corp.	18,340	$1,436,572
Honeywell International, Inc.	136,740	10,848,951
Lockheed Martin Corp.	147,920	16,043,402
Northrop Grumman Corp.	29,923	2,477,622
Precision Castparts Corp.	6,480	1,464,542
United Technologies Corp.	107,617	10,001,922

		$42,273,011

Airlines – 0.1%
Copa Holdings S.A., “A”	9,839	$1,290,090

Alcoholic Beverages – 0.5%
Diageo PLC	221,941	$6,365,984

Automotive – 1.6%
Delphi Automotive PLC	170,180	$8,626,422
General Motors Co. (a)	90,290	3,007,560
Johnson Controls, Inc.	141,421	5,061,456
Magna International, Inc.	49,440	3,519,139

		$20,214,577

Broadcasting – 1.6%
News Corp., “A”	39,787	$1,297,056
Omnicom Group, Inc.	73,237	4,604,410
Time Warner, Inc.	36,820	2,128,932
Viacom, Inc., “B”	47,010	3,199,031
Walt Disney Co.	133,791	8,448,902

		$19,678,331

Brokerage & Asset Managers – 0.7%
BlackRock, Inc.	16,273	$4,179,720
Franklin Resources, Inc.	30,189	4,106,308
NASDAQ OMX Group, Inc.	17,004	557,561

		$8,843,589

Business Services – 0.7%
Accenture PLC, “A”	82,667	$5,948,717
Dun & Bradstreet Corp.	7,230	704,564
Fidelity National Information Services, Inc.	9,307	398,712
Fiserv, Inc. (a)	14,153	1,237,114

		$8,289,107

Cable TV – 1.4%
Comcast Corp., “Special A”	261,300	$10,365,771
Time Warner Cable, Inc.	61,430	6,909,646

		$17,275,417

Chemicals – 1.5%
3M Co.	83,210	$9,099,014
Celanese Corp.	32,884	1,473,203
LyondellBasell Industries N.V., “A”	21,220	1,406,037
PPG Industries, Inc.	49,801	7,291,364

		$19,269,618

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – 1.2%
CA, Inc.	31,570	$903,849
Microsoft Corp.	205,950	7,111,454
Oracle Corp.	184,260	5,660,467
Symantec Corp.	48,940	1,099,682

		$14,775,452

Computer Software – Systems – 1.8%
Apple, Inc.	8,285	$3,281,523
Canon, Inc.	60,100	1,973,906
Hewlett-Packard Co.	353,520	8,767,296
International Business Machines Corp.	33,899	6,478,438
Western Digital Corp.	27,390	1,700,645

		$22,201,808

Construction – 0.3%
Stanley Black & Decker, Inc.	44,491	$3,439,154

Consumer Products – 0.8%
Nu Skin Enterprises, Inc., “A”	23,550	$1,439,376
Procter & Gamble Co.	88,334	6,800,835
Reckitt Benckiser Group PLC	21,314	1,510,948

		$9,751,159

Containers – 0.1%
Packaging Corp. of America	19,380	$948,845

Electrical Equipment – 1.3%
Danaher Corp.	149,631	$9,471,642
Pentair Ltd.	23,190	1,337,831
Siemens AG	18,525	1,872,379
Tyco International Ltd.	119,751	3,945,795

		$16,627,647

Electronics – 0.8%
Hoya Corp.	48,500	$995,157
Intel Corp.	73,577	1,782,035
Microchip Technology, Inc.	152,880	5,694,780
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	102,060	1,869,739

		$10,341,711

Energy – Independent – 2.4%
Anadarko Petroleum Corp.	43,017	$3,696,451
Apache Corp.	54,873	4,600,004
Canadian Natural Resources Ltd.	40,484	1,144,078
EOG Resources, Inc.	12,393	1,631,910
EQT Corp.	25,280	2,006,474
HollyFrontier Corp.	55,960	2,393,969
Marathon Petroleum Corp.	26,890	1,910,803
Noble Energy, Inc.	69,058	4,146,242
Occidental Petroleum Corp.	70,887	6,325,247
Valero Energy Corp.	59,800	2,079,246

		$29,934,424

5

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Integrated – 3.2%
Chevron Corp.	126,480	$14,967,643
Exxon Mobil Corp.	243,598	22,009,079
Royal Dutch Shell PLC, “A”	107,070	3,416,732

		$40,393,454

Engineering – Construction – 0.1%
Fluor Corp.	24,286	$1,440,403

Food & Beverages – 2.3%
Coca-Cola Co.	46,124	$1,850,034
Coca-Cola Enterprises, Inc.	23,980	843,137
Dr Pepper Snapple Group, Inc.	25,950	1,191,884
General Mills, Inc.	143,780	6,977,643
Groupe Danone	58,277	4,373,870
Ingredion, Inc.	17,040	1,118,165
J.M. Smucker Co.	6,900	711,735
Kellogg Co.	14,133	907,763
Kraft Foods Group, Inc.	9,327	521,099
Mondelez International, Inc.	50,947	1,453,518
Nestle S.A.	103,064	6,741,048
PepsiCo, Inc.	10,730	877,607
Tyson Foods, Inc., “A”	53,120	1,364,122

		$28,931,625

Food & Drug Stores – 1.7%
CVS Caremark Corp.	196,096	$11,212,769
Kroger Co.	146,860	5,072,544
Safeway, Inc.	43,760	1,035,362
Walgreen Co.	97,770	4,321,434

		$21,642,109

Gaming & Lodging – 0.1%
Wynn Resorts Ltd.	10,790	$1,381,120

General Merchandise – 1.3%
Kohl’s Corp.	56,701	$2,863,968
Macy’s, Inc.	83,350	4,000,800
Target Corp.	141,640	9,753,330

		$16,618,098

Health Maintenance Organizations – 0.1%
Aetna, Inc.	9,860	$626,504

Insurance – 4.3%
ACE Ltd.	84,237	$7,537,527
American International Group, Inc. (a)	75,160	3,359,652
Aon PLC	65,040	4,185,324
Chubb Corp.	20,150	1,705,698
Delta Lloyd N.V.	131,380	2,617,377
MetLife, Inc.	276,250	12,641,200
Prudential Financial, Inc.	147,460	10,769,004
Swiss Re Ltd.	15,370	1,138,556
Travelers Cos., Inc.	71,177	5,688,466
Validus Holdings Ltd.	96,720	3,493,526
Zurich Insurance Group AG	3,073	796,395

		$53,932,725

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 0.4%
Google, Inc., “A” (a)	3,775	$3,323,397
Yahoo!, Inc. (a)	49,950	1,254,245

		$4,577,642

Leisure & Toys – 0.7%
Activision Blizzard, Inc.	231,520	$3,301,475
Hasbro, Inc.	64,957	2,912,022
Mattel, Inc.	33,240	1,506,104
Polaris Industries, Inc.	9,690	920,550

		$8,640,151

Machinery & Tools – 0.7%
Cummins, Inc.	21,798	$2,364,211
Eaton Corp. PLC	68,811	4,528,452
Illinois Tool Works, Inc.	31,930	2,208,598

		$9,101,261

Major Banks – 6.9%
Bank of America Corp.	249,828	$3,212,788
Bank of New York Mellon Corp.	273,529	7,672,488
BOC Hong Kong Holdings Ltd.	300,500	917,750
Goldman Sachs Group, Inc.	61,866	9,357,233
JPMorgan Chase & Co.	525,444	27,738,189
Mizuho Financial Group, Inc.	1,224,400	2,548,417
Morgan Stanley	80,354	1,963,048
PNC Financial Services Group, Inc.	45,126	3,290,588
State Street Corp.	89,694	5,848,946
Sumitomo Mitsui Financial Group, Inc.	38,400	1,761,645
Wells Fargo & Co.	458,360	18,916,517
Westpac Banking Corp.	79,840	2,090,162

		$85,317,771

Medical & Health Technology & Services – 0.5%
AmerisourceBergen Corp.	32,693	$1,825,250
Express Scripts Holding Co. (a)	50,460	3,112,877
Quest Diagnostics, Inc.	18,807	1,140,268

		$6,078,395

Medical Equipment – 1.8%
Abbott Laboratories	96,377	$3,361,630
Becton, Dickinson & Co.	5,263	520,142
Covidien PLC	72,067	4,528,690
Medtronic, Inc.	57,317	2,950,106
St. Jude Medical, Inc.	93,407	4,262,161
Thermo Fisher Scientific, Inc.	80,227	6,789,611

		$22,412,340

Metals & Mining – 0.4%
Iluka Resources Ltd.	129,704	$1,171,028
Rio Tinto Ltd.	38,750	1,588,229
Vale S.A., ADR	120,260	1,581,419

		$4,340,676

Natural Gas – Distribution – 0.2%
GDF SUEZ	129,921	$2,533,239

6

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Natural Gas – Pipeline – 0.2%
Williams Cos., Inc.	75,244	$2,443,173

Oil Services – 0.2%
Noble Corp.	46,767	$1,757,504
Schlumberger Ltd.	16,083	1,152,508

		$2,910,012

Other Banks & Diversified Financials – 0.9%
American Express Co.	20,323	$1,519,347
Fifth Third Bancorp	44,260	798,893
MasterCard, Inc., “A”	1,794	1,030,653
SunTrust Banks, Inc.	35,770	1,129,259
Visa, Inc., “A”	19,771	3,613,150
Western Union Co.	110,297	1,887,182
Zions Bancorporation	51,650	1,491,652

		$11,470,136

Pharmaceuticals – 5.3%
AbbVie, Inc.	66,540	$2,750,764
Bayer AG	14,729	1,570,762
Bristol-Myers Squibb Co.	80,510	3,597,992
Eli Lilly & Co.	77,500	3,806,800
Johnson & Johnson	260,610	22,375,975
Merck & Co., Inc.	154,740	7,187,673
Pfizer, Inc.	748,368	20,961,788
Roche Holding AG	5,992	1,484,724
Teva Pharmaceutical Industries Ltd., ADR	31,570	1,237,544
Valeant Pharmaceuticals International, Inc. (a)	13,130	1,130,230
Zoetis, Inc.	6,413	198,098

		$66,302,350

Printing & Publishing – 0.2%
McGraw-Hill Cos., Inc.	20,170	$1,072,842
Moody’s Corp.	23,257	1,417,049

		$2,489,891

Railroad & Shipping – 0.2%
Canadian National Railway Co.	11,427	$1,111,504
Union Pacific Corp.	8,227	1,269,262

		$2,380,766

Real Estate – 0.4%
Annaly Mortgage Management, Inc., REIT	123,770	$1,555,789
Corio N.V., REIT	19,877	788,121
Digital Realty Trust, Inc., REIT	21,050	1,284,050
EPR Properties, REIT	22,040	1,107,951

		$4,735,911

Restaurants – 0.3%
McDonald’s Corp.	33,194	$3,286,206

Specialty Chemicals – 0.5%
Air Products & Chemicals, Inc.	52,380	$4,796,437
FMC Corp.	21,090	1,287,755

		$6,084,192

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 0.2%
Advance Auto Parts, Inc.	17,273	$1,402,049
Staples, Inc.	104,757	1,661,446

		$3,063,495

Telecommunications – Wireless – 0.3%
Vodafone Group PLC	1,089,480	$3,126,501

Telephone Services – 2.1%
AT&T, Inc.	202,181	$7,157,207
Bezeq – The Israel Telecommunication Corp. Ltd.	378,000	502,434
CenturyLink, Inc.	94,658	3,346,160
Frontier Communications Corp. (l)	888,990	3,600,410
TDC A.S.	244,641	1,979,161
Telecom Italia S.p.A.	1,370,511	757,314
Telefonica Brasil S.A., ADR	63,480	1,448,614
Verizon Communications, Inc.	108,330	5,453,332
Windstream Corp. (l)	226,670	1,747,626

		$25,992,258

Tobacco – 2.8%
Altria Group, Inc.	96,450	$3,374,786
Lorillard, Inc.	216,750	9,467,640
Philip Morris International, Inc.	252,851	21,901,954

		$34,744,380

Trucking – 0.5%
United Parcel Service, Inc., “B”	69,687	$6,026,532

Utilities – Electric Power – 1.5%
American Electric Power Co., Inc.	71,320	$3,193,710
Companhia Energetica de Minas Gerais, IPS	116,600	1,040,404
Duke Energy Corp.	18,193	1,228,028
Fortum Corp.	64,810	1,210,696
NRG Energy, Inc.	148,590	3,967,353
PG&E Corp.	59,550	2,723,222
PPL Corp.	115,110	3,483,229
Public Service Enterprise Group, Inc.	59,313	1,937,163

		$18,783,805

Total Common Stocks (Identified Cost, $655,617,736)		$753,327,045

BONDS – 38.3%
Agency – Other – 0.1%
Financing Corp., 9.65%, 2018	$535,000	$741,655

Asset-Backed & Securitized – 2.5%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	$1,321,302	$638,051
BlackRock Capital Finance LP, 7.75%, 2026 (n)	128,260	16,353
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	244,063	244,209
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2017	3,050,000	3,452,990

7

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	$137,638	$151,517
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2017	2,034,095	2,271,327
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	643,483	608,770
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	4,382,610	4,883,797
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	1,772,000	1,862,893
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	1,120,921	1,235,824
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	2,664,573	2,769,197
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	777,548	870,151
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.383%, 2041	2,024,903	2,075,574
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.475%, 2043	1,766,013	1,932,289
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.038%, 2050	28,792	30,005
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,824	2,749,663
Morgan Stanley Capital I, Inc., FRN, 1.117%, 2030 (i)(n)	4,131,215	121,838
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	1,030,000	1,011,559
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	30,266	30,207
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	1,457,695	835,732
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,156,284	1,159,753
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.122%, 2017	772,500	859,353
Wachovia Bank Commercial Mortgage Trust, FRN, 5.937%, 2049	1,402,125	1,568,263

		$31,379,315

Automotive – 0.3%
Hyundai Capital America, 2.125%, 2017 (n)	$86,000	$83,143
Toyota Motor Credit Corp., 3.2%, 2015	770,000	804,984
Toyota Motor Credit Corp., 3.4%, 2021	1,120,000	1,109,811
Volkswagen International Finance N.V., 2.375%, 2017 (n)	1,084,000	1,100,399

		$3,098,337

Broadcasting – 0.2%
Discovery Communications, Inc., 4.875%, 2043	$760,000	$702,548
News America, Inc., 8.5%, 2025	1,253,000	1,594,287

		$2,296,835

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – 0.3%
Comcast Corp., 2.85%, 2023	$1,230,000	$1,167,747
DIRECTV Holdings LLC, 4.6%, 2021	690,000	715,629
Time Warner Entertainment Co. LP, 8.375%, 2033	1,940,000	2,286,519

		$4,169,895

Computer Software – Systems – 0.0%
Apple, Inc., 3.85%, 2043	$461,000	$409,475

Conglomerates – 0.2%
ABB Finance (USA), Inc., 2.875%, 2022	$393,000	$376,518
General Electric Co., 2.7%, 2022	1,330,000	1,258,703
United Technologies Corp., 3.1%, 2022	540,000	533,428

		$2,168,649

Consumer Services – 0.0%
eBay, Inc., 1.35%, 2017	$367,000	$360,706

Defense Electronics – 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$862,000	$927,587

Emerging Market Quasi-Sovereign – 0.5%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$1,280,000	$1,235,914
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	342,000	332,814
Gaz Capital S.A., 3.85%, 2020 (n)	364,000	338,520
Petrobras Global Finance Co., FRN, 2.414%, 2019	774,000	758,520
Petrobras International Finance Co., 5.375%, 2021	481,000	483,258
Petrobras International Finance Co., 6.75%, 2041	340,000	339,681
Petroleos Mexicanos, 8%, 2019	918,000	1,110,780
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	657,321	698,404
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	601,000	576,019

		$5,873,910

Emerging Market Sovereign – 0.4%
Republic of Peru, 7.35%, 2025	$103,000	$131,840
Russian Federation, 3.625%, 2015 (z)	2,700,000	2,794,500
United Mexican States, 4.75%, 2044	1,739,000	1,547,710

		$4,474,050

Energy – Independent – 0.1%
Apache Corp., 3.25%, 2022	$534,000	$526,019
Apache Corp., 4.75%, 2043	407,000	386,045
EOG Resources, Inc., 2.625%, 2023	382,000	357,453
Hess Corp., 8.125%, 2019	350,000	438,719

		$1,708,236

Energy – Integrated – 0.6%
BP Capital Markets PLC, 4.5%, 2020	$371,000	$402,493
BP Capital Markets PLC, 4.742%, 2021	1,061,000	1,154,466
Husky Energy, Inc., 5.9%, 2014	944,000	987,593

8

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
Husky Energy, Inc., 7.25%, 2019	$959,000	$1,181,660
Petro-Canada, 6.05%, 2018	1,942,000	2,249,945
Total Capital International S.A., 1.55%, 2017	1,570,000	1,556,003

		$7,532,160

Financial Institutions – 0.1%
General Electric Capital Corp., 3.1%, 2023	$765,000	$722,669

Food & Beverages – 0.3%
Anheuser-Busch InBev S.A., 8%, 2039	$1,270,000	$1,827,799
Conagra Foods, Inc., 3.2%, 2023	657,000	628,270
Diageo Capital PLC, 2.625%, 2023	1,270,000	1,181,467
Kraft Foods Group, Inc., 3.5%, 2022	525,000	519,896

		$4,157,432

Insurance – 0.2%
American International Group, Inc., 4.875%, 2022	$2,190,000	$2,334,374
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	680,000	709,294

		$3,043,668

Insurance – Health – 0.1%
WellPoint, Inc., 3.3%, 2023	$759,000	$722,532

Insurance – Property & Casualty – 0.4%
ACE Ltd., 2.7%, 2023	$1,250,000	$1,166,565
Chubb Corp., 6.375% to 2017, FRN to 2067	1,910,000	2,043,700
Marsh & McLennan Cos., Inc., 4.8%, 2021	1,160,000	1,251,486
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	524,000	558,060

		$5,019,811

International Market Quasi-Sovereign – 0.4%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$663,000	$688,194
KFW International Finance, Inc., 4.875%, 2019	1,580,000	1,832,010
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	900,000	922,140
Temasek Financial I Ltd., 2.375%, 2023 (n)	2,270,000	2,016,471

		$5,458,815

International Market Sovereign – 0.1%
Republic of Iceland, 4.875%, 2016 (n)	$1,200,000	$1,254,000

Internet – 0.1%
Baidu, Inc., 3.5%, 2022	$1,380,000	$1,233,055

Local Authorities – 0.1%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$1,280,000	$1,704,077

Machinery & Tools – 0.2%
Atlas Copco AB, 5.6%, 2017 (n)	$1,850,000	$2,082,073

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – 1.6%
ABN AMRO Bank N.V., FRN, 2.045%, 2014 (n)	$1,310,000	$1,321,371
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	700,000	713,500
Bank of America Corp., 7.375%, 2014	590,000	620,730
Bank of America Corp., 5.49%, 2019	829,000	893,861
Bank of America Corp., 7.625%, 2019	840,000	1,009,491
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	800,000	774,000
Commonwealth Bank of Australia, 5%, 2019 (n)	840,000	939,978
Credit Suisse New York, 5.5%, 2014	1,200,000	1,248,905
Goldman Sachs Group, Inc., 5.625%, 2017	1,547,000	1,676,615
HSBC Holdings PLC, 5.1%, 2021	842,000	925,072
ING Bank N.V., 3.75%, 2017 (n)	1,048,000	1,096,879
JPMorgan Chase & Co., 6.3%, 2019	1,410,000	1,637,994
JPMorgan Chase & Co., 3.25%, 2022	426,000	404,445
Morgan Stanley, 6.625%, 2018	2,530,000	2,867,641
PNC Funding Corp., 5.625%, 2017	1,270,000	1,409,010
Royal Bank of Scotland PLC, 2.55%, 2015	312,000	317,229
Wachovia Corp., 5.25%, 2014	868,000	906,652
Wells Fargo & Co., 2.1%, 2017	1,570,000	1,575,614

		$20,338,987

Medical & Health Technology & Services – 0.3%
Baxter International, Inc., 3.2%, 2023	$760,000	$745,467
CareFusion Corp., 6.375%, 2019	1,400,000	1,615,895
Express Scripts Holding Co., 2.65%, 2017	1,640,000	1,669,935

		$4,031,297

Metals & Mining – 0.2%
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 2023 (n)	$1,250,000	$1,131,365
Rio Tinto Finance (USA) PLC, 3.5%, 2022	1,130,000	1,089,656
Vale Overseas Ltd., 4.625%, 2020	337,000	332,854
Vale Overseas Ltd., 6.875%, 2039	257,000	259,411

		$2,813,286

Mortgage-Backed – 13.1%
Fannie Mae, 4.629%, 2014	$585,411	$594,793
Fannie Mae, 4.826%, 2014	718,240	734,978
Fannie Mae, 4.56%, 2015	315,247	332,238
Fannie Mae, 4.78%, 2015	436,602	462,227
Fannie Mae, 4.856%, 2015	287,712	304,310
Fannie Mae, 4.907%, 2015	41,077	43,196
Fannie Mae, 4.997%, 2015	126,813	135,285
Fannie Mae, 5.1%, 2015	480,000	509,914
Fannie Mae, 5.09%, 2016	496,794	540,414
Fannie Mae, 5.27%, 2016	527,430	599,106
Fannie Mae, 5.5%, 2016 – 2040	17,072,184	18,614,631
Fannie Mae, 5.661%, 2016	405,895	443,292
Fannie Mae, 5.724%, 2016	300,317	333,775
Fannie Mae, 4.992%, 2017	75,145	78,896
Fannie Mae, 5.05%, 2017	475,585	518,501
Fannie Mae, 6%, 2017 – 2037	10,312,412	11,271,084

9

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 2.578%, 2018	$843,000	$865,830
Fannie Mae, 4.5%, 2018 – 2041	4,852,542	5,175,374
Fannie Mae, 5%, 2018 – 2041	8,911,088	9,602,883
Fannie Mae, 4.6%, 2019	184,305	206,199
Fannie Mae, 3%, 2027	1,113,934	1,146,929
Fannie Mae, 2.5%, 2028	989,510	996,968
Fannie Mae, 7.5%, 2030 – 2031	135,552	160,757
Fannie Mae, 6.5%, 2031 – 2037	2,982,676	3,322,041
Fannie Mae, 4%, 2040 – 2041	756,841	790,225
Fannie Mae, 3.5%, 2041 – 2042	1,751,511	1,782,098
Fannie Mae, TBA, 2.5%, 2028	2,125,000	2,137,285
Fannie Mae, TBA, 3%, 2028	3,513,000	3,595,885
Fannie Mae, TBA, 4%, 2028	960,000	1,011,862
Fannie Mae, TBA, 3.5%, 2041	15,278,000	15,421,230
Fannie Mae, TBA, 4.5%, 2041	3,000,000	3,164,064
Freddie Mac, 6%, 2016 – 2037	3,683,003	4,049,494
Freddie Mac, 3.882%, 2017	406,817	439,327
Freddie Mac, 5%, 2017 – 2039	5,170,282	5,573,610
Freddie Mac, 2.303%, 2018	216,058	218,540
Freddie Mac, 2.412%, 2018	594,000	604,204
Freddie Mac, 3.154%, 2018	156,000	164,076
Freddie Mac, 4.5%, 2018 – 2039	4,052,083	4,267,983
Freddie Mac, 1.869%, 2019	442,000	429,333
Freddie Mac, 5.085%, 2019	1,523,000	1,746,791
Freddie Mac, 5.5%, 2019 – 2037	4,629,569	5,019,379
Freddie Mac, 3.808%, 2020	1,303,000	1,391,131
Freddie Mac, 6.5%, 2034 – 2038	1,600,801	1,799,884
Freddie Mac, 4%, 2040 – 2041	5,030,992	5,234,742
Freddie Mac, 3.5%, 2042 – 2043	3,605,531	3,666,202
Freddie Mac, 3%, 2043	4,731,206	4,622,819
Freddie Mac, TBA, 2.5%, 2028	1,662,000	1,670,310
Freddie Mac, TBA, 3.5%, 2043	5,471,000	5,521,694
Freddie Mac, TBA, 3%, 2043	2,890,000	2,816,847
Ginnie Mae, 4.5%, 2041	411,727	439,543
Ginnie Mae, 4%, 2042	1,328,183	1,396,219
Ginnie Mae, 3%, 2043	2,932,914	2,906,822
Ginnie Mae, 4.5%, 2033 – 2041	4,899,662	5,264,404
Ginnie Mae, 5%, 2033 – 2034	533,860	580,949
Ginnie Mae, 5.5%, 2033 – 2035	1,990,873	2,190,826
Ginnie Mae, 6%, 2033 – 2038	2,442,638	2,742,145
Ginnie Mae, 3.5%, 2041 – 2042	976,983	1,007,640
Ginnie Mae, 4%, 2041	4,227,677	4,458,602
Ginnie Mae, TBA, 3%, 2043	1,180,000	1,166,909
Ginnie Mae, TBA, 3.5%, 2043	6,253,000	6,417,141

		$162,703,836

Natural Gas – Pipeline – 0.4%
Energy Transfer Partners LP, 3.6%, 2023	$708,000	$662,609
Enterprise Products Operating LLC, 6.5%, 2019	1,042,000	1,243,099
Kinder Morgan Energy Partners LP, 7.4%, 2031	804,000	953,311
Kinder Morgan Energy Partners LP, 7.75%, 2032	661,000	816,669
Spectra Energy Capital LLC, 8%, 2019	1,040,000	1,316,228

		$4,991,916

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – 0.1%
AT&T, Inc., 5.55%, 2041	$312,000	$324,856
Telecom Italia Capital, 5.25%, 2013	812,000	822,176

		$1,147,032

Oil Services – 0.1%
Transocean, Inc., 3.8%, 2022	$638,000	$607,728

Other Banks & Diversified Financials – 0.7%
American Express Co., 5.5%, 2016	$1,034,000	$1,154,704
Banco Bradesco S.A., 6.75%, 2019 (n)	681,000	735,480
Banco de Credito del Peru, 5.375%, 2020	1,038,000	1,061,355
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,010,000	1,090,800
Capital One Financial Corp., 6.15%, 2016	1,670,000	1,863,573
Citigroup, Inc., 3.375%, 2023	451,000	431,433
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,081,000	1,310,713
Svenska Handelsbanken AB, 4.875%, 2014 (n)	1,220,000	1,266,165
Swedbank AB, 2.125%, 2017 (n)	294,000	292,204

		$9,206,427

Pharmaceuticals – 0.6%
AbbVie, Inc., 1.2%, 2015 (n)	$2,310,000	$2,312,539
Hospira, Inc., 6.05%, 2017	1,164,000	1,245,549
Roche Holdings, Inc., 6%, 2019 (n)	1,578,000	1,884,105
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	1,610,000	1,610,148

		$7,052,341

Real Estate – 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$411,000	$441,728
ERP Operating LP, REIT, 5.375%, 2016	320,000	356,703
ERP Operating LP, REIT, 4.625%, 2021	1,141,000	1,208,608
HCP, Inc., REIT, 5.375%, 2021	919,000	996,876
Simon Property Group, Inc., REIT, 5.875%, 2017	1,131,000	1,276,310
WEA Finance LLC, 6.75%, 2019 (n)	330,000	389,729
WEA Finance LLC, REIT, 4.625%, 2021 (n)	1,240,000	1,308,131

		$5,978,085

Retailers – 0.4%
Gap, Inc., 5.95%, 2021	$760,000	$840,581
Home Depot, Inc., 5.95%, 2041	346,000	412,207
Limited Brands, Inc., 5.25%, 2014	440,000	456,500
Target Corp., 4%, 2042	1,292,000	1,174,898
Wal-Mart Stores, Inc., 5.25%, 2035	2,435,000	2,643,718

		$5,527,904

Supranational – 0.2%
Asian Development Bank, 2.75%, 2014	$1,120,000	$1,144,394
Asian Development Bank, 1.125%, 2017	729,000	733,593

		$1,877,987

Telecommunications – Wireless – 0.4%
American Tower Trust I, 3.07%, 2023 (n)	$1,250,000	$1,193,919
Crown Castle Towers LLC, 6.113%, 2020 (n)	888,000	1,018,958

10

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
Crown Castle Towers LLC, 4.883%, 2020 (n)	$440,000	$473,147
Rogers Communications, Inc., 6.8%, 2018	1,686,000	2,035,477

		$4,721,501

Tobacco – 0.2%
Altria Group, Inc., 2.85%, 2022	$1,270,000	$1,174,340
B.A.T. International Finance PLC, 3.25%, 2022 (n)	1,302,000	1,274,441

		$2,448,781

Transportation – Services – 0.1%
ERAC USA Finance Co., 7%, 2037 (n)	$1,423,000	$1,675,584

U.S. Government Agencies and Equivalents – 0.3%
Aid-Egypt, 4.45%, 2015	$152,000	$164,972
Small Business Administration, 4.35%, 2023	15,729	16,828
Small Business Administration, 4.77%, 2024	399,041	427,760
Small Business Administration, 5.18%, 2024	665,699	731,992
Small Business Administration, 5.52%, 2024	81,658	90,603
Small Business Administration, 4.99%, 2024	640,672	698,712
Small Business Administration, 4.95%, 2025	40,949	44,352
Small Business Administration, 5.11%, 2025	1,357,720	1,493,596

		$3,668,815

U.S. Treasury Obligations – 11.2%
U.S. Treasury Bonds, 8.5%, 2020	$2,604,000	$3,704,799
U.S. Treasury Bonds, 8%, 2021	357,000	517,566
U.S. Treasury Bonds, 6%, 2026	499,000	669,908
U.S. Treasury Bonds, 6.75%, 2026	440,000	630,025
U.S. Treasury Bonds, 5.25%, 2029	159,000	202,278
U.S. Treasury Bonds, 5.375%, 2031	79,000	102,910
U.S. Treasury Bonds, 4.5%, 2036	94,000	111,933
U.S. Treasury Bonds, 5%, 2037	6,446,000	8,227,713
U.S. Treasury Bonds, 4.5%, 2039	16,701,200	19,968,372
U.S. Treasury Notes, 1.875%, 2014	6,085,000	6,154,643
U.S. Treasury Notes, 1.875%, 2014	15,111,000	15,323,491
U.S. Treasury Notes, 4.75%, 2014	150,000	155,947
U.S. Treasury Notes, 4.125%, 2015	4,512,000	4,830,308
U.S. Treasury Notes, 2.125%, 2015	6,296,000	6,509,472
U.S. Treasury Notes, 2.625%, 2016	936,000	987,261
U.S. Treasury Notes, 5.125%, 2016	488,000	550,487
U.S. Treasury Notes, 0.875%, 2016	47,222,000	47,192,486
U.S. Treasury Notes, 4.75%, 2017	1,507,000	1,729,753

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 3.75%, 2018	$1,633,000	$1,825,516
U.S. Treasury Notes, 2.75%, 2019	405,500	431,604
U.S. Treasury Notes, 3.5%, 2020	13,238,000	14,645,570
U.S. Treasury Notes, 3.125%, 2021	4,926,000	5,289,677

		$139,761,719

Utilities – Electric Power – 0.6%
MidAmerican Funding LLC, 6.927%, 2029	$516,000	$639,915
Oncor Electric Delivery Co., 7%, 2022	988,000	1,226,430
Pacific Gas & Electric Co., 4.6%, 2043	1,100,000	1,082,904
PPL Corp., 3.4%, 2023	1,090,000	1,032,746
Progress Energy, Inc., 3.15%, 2022	1,374,000	1,316,119
PSEG Power LLC, 5.32%, 2016	1,014,000	1,124,669
System Energy Resources, Inc., 5.129%, 2014 (z)	173,565	174,726
Waterford 3 Funding Corp., 8.09%, 2017	1,211,276	1,226,232

		$7,823,741

Total Bonds (Identified Cost, $462,730,156)		$476,915,909

CONVERTIBLE PREFERRED STOCKS – 0.4%
Aerospace – 0.0%
United Technologies Corp., 7.5%	6,347	$376,758

Automotive – 0.2%
General Motors Co., 4.75%	45,390	$2,185,982

Utilities – Electric Power – 0.2%
PPL Corp., 9.5%	13,190	$691,288
PPL Corp., 8.75%	34,240	1,849,645

		$2,540,933

Total Convertible Preferred Stocks (Identified Cost, $5,158,327)		$5,103,673

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.17%, Cost and Net Asset Value (j)	3,339,820	$3,339,820

MONEY MARKET FUNDS – 4.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	50,637,307	$50,637,307

Total Investments (Identified Cost, $1,177,483,346)		$1,289,323,754

OTHER ASSETS, LESS LIABILITIES – (3.6)%		(45,162,230)

Net Assets – 100.0%		$1,244,161,524

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

11

MFS Total Return Portfolio

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $36,543,980, representing 2.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	$1,321,302	$638,051
Russian Federation, 3.625%, 2015	4/22/10	2,694,514	2,794,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	1,147,191	1,159,753
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	600,076	576,019
System Energy Resources, Inc., 5.129%, 2014	4/16/04	173,565	174,726
Total Restricted Securities			$5,343,049
% of Net assets			0.4%
The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO    Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

See Notes to Financial Statements

12

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $1,126,846,039)	$1,238,686,447
Underlying affiliated funds, at cost and value	50,637,307
Total investments, at value, including $3,196,960 of securities on loan (identified cost, $1,177,483,346)	$1,289,323,754
Cash	8,419
Receivables for
Investments sold	1,756,448
TBA sale commitments	28,135,477
Interest and dividends	4,563,818
Other assets	6,440
Total assets		$1,323,794,356
Liabilities
Payables for
Investments purchased	$2,311,304
TBA purchase commitments	72,685,495
Fund shares reacquired	1,057,238
Collateral for securities loaned, at value	3,339,820
Payable to affiliates
Investment adviser	93,809
Shareholder servicing costs	273
Distribution and/or service fees	18,063
Payable for independent Trustees’ compensation	4,290
Accrued expenses and other liabilities	122,540
Total liabilities		$79,632,832
Net assets		$1,244,161,524
Net assets consist of
Paid-in capital	$1,039,494,175
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	111,832,573
Accumulated net realized gain (loss) on investments and foreign currency	49,821,723
Undistributed net investment income	43,013,053
Net assets		$1,244,161,524
Shares of beneficial interest outstanding		64,053,866

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$585,710,197	29,980,398	$19.54
Service Class	658,451,327	34,073,468	19.32

See Notes to Financial Statements

13

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$9,879,332
Interest	8,110,366
Dividends from underlying affiliated funds	28,016
Foreign taxes withheld	(126,088)
Total investment income		$17,891,626
Expenses
Management fee	$4,285,848
Distribution and/or service fees	845,639
Shareholder servicing costs	6,386
Administrative services fee	84,488
Independent Trustees’ compensation	13,627
Custodian fee	68,315
Shareholder communications	20,093
Audit and tax fees	32,698
Legal fees	10,684
Miscellaneous	26,929
Total expenses		$5,394,707
Fees paid indirectly	(92)
Reduction of expenses by investment adviser	(4,135)
Net expenses		$5,390,480
Net investment income		$12,501,146
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$88,418,519
Foreign currency	(5,071)
Net realized gain (loss) on investments and foreign currency		$88,413,448
Change in unrealized appreciation (depreciation)
Investments	$1,190,655
Translation of assets and liabilities in foreign currencies	(15,089)
Net unrealized gain (loss) on investments and foreign currency translation		$1,175,566
Net realized and unrealized gain (loss) on investments and foreign currency		$89,589,014
Change in net assets from operations		$102,090,160

See Notes to Financial Statements

14

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$12,501,146	$28,706,147
Net realized gain (loss) on investments and foreign currency	88,413,448	50,128,094
Net unrealized gain (loss) on investments and foreign currency translation	1,175,566	60,278,619
Change in net assets from operations	$102,090,160	$139,112,860
Distributions declared to shareholders
From net investment income	$—	$(31,575,153)
Change in net assets from fund share transactions	$(108,063,450)	$(181,788,269)
Total change in net assets	$(5,973,290)	$(74,250,562)
Net assets
At beginning of period	1,250,134,814	1,324,385,376
At end of period (including undistributed net investment income of $43,013,053 and $30,511,907, respectively)	$1,244,161,524	$1,250,134,814

See Notes to Financial Statements

15

MFS Total Return Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$18.03		$16.62	$16.77	$15.66	$13.83	$19.50
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.40	$0.38	$0.40	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	1.31		1.46	(0.09)	1.16	1.98	(4.30)
Total from investment operations	$1.51		$1.87	$0.31	$1.54	$2.38	$(3.81)
Less distributions declared to shareholders
From net investment income	$ —		$(0.46)	$(0.46)	$(0.43)	$(0.55)	$(0.60)
From net realized gain on investments	—		—	—	—	—	(1.26)
Total distributions declared to shareholders	$—		$(0.46)	$(0.46)	$(0.43)	$(0.55)	$(1.86)
Net asset value, end of period (x)	$19.54		$18.03	$16.62	$16.77	$15.66	$13.83
Total return (%) (k)(r)(s)(x)	8.37	(n)	11.34	1.93	9.97	18.09	(21.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.72	(a)	0.72	0.76	0.75	0.76	0.74
Expenses after expense reductions (f)	0.72	(a)	0.72	0.74	0.74	N/A	N/A
Net investment income	2.10	(a)	2.33	2.38	2.37	2.87	2.93
Portfolio turnover	36	(n)	22	20	32	45	62
Net assets at end of period (000 omitted)	$585,710		$576,174	$593,602	$571,781	$604,214	$604,843

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$17.85		$16.46	$16.61	$15.52	$13.70	$19.33
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.36	$0.36	$0.33	$0.36	$0.44
Net realized and unrealized gain (loss) on investments and foreign currency	1.29		1.44	(0.10)	1.16	1.97	(4.26)
Total from investment operations	$1.47		$1.80	$0.26	$1.49	$2.33	$(3.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.41)	$(0.40)	$(0.51)	$(0.55)
From net realized gain on investments	—		—	—	—	—	(1.26)
Total distributions declared to shareholders	$—		$(0.41)	$(0.41)	$(0.40)	$(0.51)	$(1.81)
Net asset value, end of period (x)	$19.32		$17.85	$16.46	$16.61	$15.52	$13.70
Total return (%) (k)(r)(s)(x)	8.24	(n)	11.02	1.66	9.69	17.81	(21.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.97	(a)	0.97	1.01	1.00	1.00	0.99
Expenses after expense reductions (f)	0.97	(a)	0.97	0.99	0.99	N/A	N/A
Net investment income	1.85	(a)	2.08	2.13	2.12	2.60	2.69
Portfolio turnover	36	(n)	22	20	32	45	62
Net assets at end of period (000 omitted)	$658,451		$673,960	$730,783	$833,059	$855,092	$708,517

See Notes to Financial Statements

16

MFS Total Return Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

17

MFS Total Return Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Total Return Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value

18

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$687,225,039	$—	$—	$687,225,039
United Kingdom	—	16,008,395	—	16,008,395
Switzerland	—	10,160,722	—	10,160,722
Japan	1,761,645	5,517,480	—	7,279,125
France	4,373,870	2,533,239	—	6,907,109
Canada	6,904,951	—	—	6,904,951
Brazil	4,070,437	—	—	4,070,437
Germany	3,443,140	—	—	3,443,140
Netherlands	—	3,405,498	—	3,405,498
Other Countries	4,397,373	8,628,936	—	13,026,309
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	144,172,190	—	144,172,190
Non-U.S. Sovereign Debt	—	18,938,760	—	18,938,760
U.S. Corporate Bonds	—	81,444,463	—	81,444,463
Residential Mortgage-Backed Securities	—	164,194,894	—	164,194,894
Commercial Mortgage-Backed Securities	—	27,994,434	—	27,994,434
Asset-Backed Securities (including CDOs)	—	1,893,819	—	1,893,819
Foreign Bonds	—	38,277,342	—	38,277,342
Mutual Funds	53,977,127	—	—	53,977,127
Total Investments	$766,153,582	$523,170,172	$—	$1,289,323,754

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $6,741,048 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $5,944,631 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign

19

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $3,196,960 and a related liability of $3,339,820 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

20

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$31,575,153

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,185,686,462
Gross appreciation	135,553,448
Gross depreciation	(31,916,156)
Net unrealized appreciation (depreciation)	$103,637,292

As of 12/31/12
Undistributed ordinary income	30,511,907
Capital loss carryforwards	(29,948,427)
Other temporary differences	7,254
Net unrealized appreciation (depreciation)	102,006,455

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012 the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(13,894,109)
12/31/17	(16,054,318)
Total	$(29,948,427)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$15,190,277
Service Class	—	16,384,876
Total	$—	$31,575,153

21

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Next $700 million of average daily net assets	0.675%
Average daily net assets in excess of $1 billion	0.60%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,723, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.74% of average daily net assets for the Initial Class shares and 0.99% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses, related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $6,381, which equated to 0.001% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $5.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0133% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,878 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,412, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

22

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$195,912,007	$189,003,755
Investments (non-U.S. Government securities)	$260,196,948	$363,753,078

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	98,683	$1,904,432	254,736	$4,488,706
Service Class	194,748	3,748,466	294,390	5,092,764
	293,431	$5,652,898	549,126	$9,581,470
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	867,520	$15,190,277
Service Class	—	—	943,829	16,384,876
	—	$—	1,811,349	$31,575,153
Shares reacquired
Initial Class	(2,080,747)	$(40,057,462)	(4,874,788)	$(85,781,901)
Service Class	(3,871,649)	(73,658,886)	(7,886,087)	(137,162,991)
	(5,952,396)	$(113,716,348)	(12,760,875)	$(222,944,892)
Net change
Initial Class	(1,982,064)	$(38,153,030)	(3,752,532)	$(66,102,918)
Service Class	(3,676,901)	(69,910,420)	(6,647,868)	(115,685,351)
	(5,658,965)	$(108,063,450)	(10,400,400)	$(181,788,269)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $3,210 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,125,189	143,491,286	(116,979,168)	50,637,307

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$28,016	$50,637,307

(8)	Subsequent Event

On April 9, 2013, the Board of Trustees of the fund approved the proposed Agreement and Plan of Reorganization, whereby MFS Total Return Portfolio would be reorganized into MFS Total Return Series, a series of MFS Variable Insurance Trust. The

23

MFS Total Return Portfolio

Notes to Financial Statements (unaudited) – continued

Agreement and Plan of Reorganization is subject to the approval of the shareholders of the MFS Total Return Portfolio. The proposed Agreement and Plan of Reorganization provides for the transfer of the assets of the MFS Total Return Portfolio to the MFS Total Return Series and the assumption by the MFS Total Return Series of the liabilities of the MFS Total Return Portfolio in exchange solely for shares of beneficial interest in the MFS Total Return Series. Immediately following the transfer, the MFS Total Return Series shares received by the MFS Total Return Portfolio will be distributed to shareholders, pro rata, and the MFS Total Return Portfolio will be liquidated and terminated. On August 8, 2013, shareholders approved the reorganization. It is expected that the reorganization will occur on or around August 16, 2013.

24

MFS Total Return Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

25

SEMIANNUAL REPORT

June 30, 2013

MFS® HIGH YIELD PORTFOLIO

MFS® Variable Insurance Trust II

HYS-SEM

MFS® HIGH YIELD PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS High Yield Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top five industries (i)
Energy-Independent	8.5%
Medical & Health Technology & Services	5.3%
Broadcasting	5.1%
Wireless Communications	4.5%
Utilities-Electric Power	4.0%

Composition including fixed income credit quality (a)(i)
A (o)	0.0%
BBB	4.1%
BB	36.0%
B	45.0%
CCC	13.2%
C (o)	0.0%
D (o)	0.0%
Not Rated	1.5%
Non-Fixed Income	0.6%
Cash & Other	(0.4)%

Portfolio facts (i)
Average Duration (d)	4.5
Average Effective Maturity (m)	6.9 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.

From time to time “Cash & Other Net Assets” may be negative due to borrowings for leverage transactions, timing of cash receipts, and/or equivalent exposure from any derivative holdings.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS High Yield Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.75%	$1,000.00	$1,008.26	$3.73
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,006.68	$4.98
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS High Yield Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 94.8%
Aerospace – 2.4%
Bombardier, Inc., 4.25%, 2016 (n)		$294,000	$300,615
Bombardier, Inc., 7.5%, 2018 (n)		2,795,000	3,102,450
Bombardier, Inc., 7.75%, 2020 (n)		525,000	582,750
CPI International, Inc., 8%, 2018		1,504,000	1,549,082
Heckler & Koch GmbH, 9.5%, 2018 (z)	EUR	705,000	821,308
Huntington Ingalls Industries, Inc., 6.875%, 2018		$250,000	267,188
Huntington Ingalls Industries, Inc., 7.125%, 2021		2,100,000	2,257,500
Kratos Defense & Security Solutions, Inc., 10%, 2017		1,995,000	2,134,650

			$11,015,543

Apparel Manufacturers – 0.9%
Hanesbrands, Inc., 6.375%, 2020		$1,185,000	$1,263,506
Jones Group, Inc., 6.875%, 2019		1,055,000	1,060,275
PVH Corp., 7.375%, 2020		1,295,000	1,405,075
PVH Corp., 4.5%, 2022		430,000	412,800

			$4,141,656

Asset-Backed & Securitized – 0.2%
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038 (z)		$568,229	$170,469
Citigroup Commercial Mortgage Trust, FRN, 5.884%, 2049		1,100,909	143,118
Crest Ltd., CDO, 7%, 2040 (a)(p)		189,642	9,482
CWCapital Cobalt Ltd., CDO, 6.23%, 2045 (a)(p)(z)		1,254,699	12,547
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.575%, 2050 (p)(z)		530,196	1,325
First Union National Bank Commercial Mortgage Trust, 6.75%, 2032		743,426	371,367
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)		201,268	202,274
JPMorgan Chase Commercial Mortgage Securities Corp., “C”, FRN, 6.197%, 2051		800,000	163,719

			$1,074,301

Automotive – 3.7%
Accuride Corp., 9.5%, 2018		$1,550,000	$1,577,125
Allison Transmission, Inc., 7.125%, 2019 (n)		2,235,000	2,363,513
Conti-Gummi Finance B.V., 8.5%, 2015	EUR	75,000	101,812
Conti-Gummi Finance B.V., 7.5%, 2017	EUR	100,000	135,870
Conti-Gummi Finance B.V., 7.125%, 2018	EUR	250,000	338,429
Continental Rubber of America Corp., 4.5%, 2019 (n)		$165,000	169,896
Delphi Corp., 5%, 2023		1,190,000	1,222,725
Ford Motor Credit Co. LLC, 12%, 2015		130,000	153,293
Ford Motor Credit Co. LLC, 8%, 2016		500,000	585,569

Issuer	Shares/Par	Value ($)

BONDS – continued
Automotive – continued
Ford Motor Credit Co. LLC, 8.125%, 2020	$280,000	$337,280
General Motors Financial Co., Inc., 4.75%, 2017 (n)	330,000	338,250
General Motors Financial Co., Inc., 6.75%, 2018	1,830,000	1,990,125
General Motors Financial Co., Inc., 4.25%, 2023 (n)	510,000	474,938
Goodyear Tire & Rubber Co., 8.25%, 2020	160,000	175,200
Goodyear Tire & Rubber Co., 6.5%, 2021	1,230,000	1,251,525
Goodyear Tire & Rubber Co., 7%, 2022	795,000	814,875
Jaguar Land Rover PLC, 7.75%, 2018 (n)	325,000	351,000
Jaguar Land Rover PLC, 8.125%, 2021 (n)	2,055,000	2,260,500
Jaguar Land Rover PLC, 5.625%, 2023 (n)	600,000	582,000
Lear Corp., 8.125%, 2020	360,000	394,200
Lear Corp., 4.75%, 2023 (n)	365,000	346,750
LKQ Corp., 4.75%, 2023 (n)	570,000	544,350

		$16,509,225

Broadcasting – 5.0%
Allbritton Communications Co., 8%, 2018	$590,000	$626,875
AMC Networks, Inc., 7.75%, 2021	1,854,000	2,025,495
Clear Channel Communications, Inc., 9%, 2021	1,396,000	1,326,200
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	415,000	425,375
Clear Channel Worldwide Holdings, Inc., 6.5%, 2022 (n)	1,010,000	1,040,300
Clear Channel Worldwide Holdings, Inc., “A”, 7.625%, 2020	35,000	36,050
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 2020	560,000	579,600
Hughes Network Systems LLC, 6.5%, 2019	125,000	132,500
Hughes Network Systems LLC, 7.625%, 2021	655,000	695,938
IAC/InterActiveCorp, 4.75%, 2022 (n)	400,000	378,000
Inmarsat Finance PLC, 7.375%, 2017 (n)	1,110,000	1,154,400
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	1,415,000	1,372,550
Intelsat Jackson Holdings S.A., 6.625%, 2022 (n)	280,000	271,600
Intelsat S.A., 8.125%, 2023 (n)	810,000	836,325
LBI Media, Inc., 13.5% to 2015, 11.5% to 2020 (p)(z)	486,303	184,795
Liberty Media Corp., 8.5%, 2029	965,000	1,056,675
Local TV Finance LLC, 9.25%, 2015 (p)(z)	1,172,186	1,173,651
Netflix, Inc., 5.375%, 2021 (n)	695,000	691,525
Nexstar Broadcasting Group, Inc., 8.875%, 2017	315,000	337,050
Nexstar Broadcasting Group, Inc., 6.875%, 2020 (n)	585,000	602,550

4

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – continued
Sinclair Broadcast Group, Inc., 9.25%, 2017 (n)	$465,000	$492,900
Sinclair Broadcast Group, Inc., 8.375%, 2018	875,000	940,625
SIRIUS XM Radio, Inc., 8.75%, 2015 (n)	535,000	588,500
SIRIUS XM Radio, Inc., 7.625%, 2018 (n)	595,000	648,550
SIRIUS XM Radio, Inc., 4.25%, 2020 (n)	305,000	286,700
SIRIUS XM Radio, Inc., 5.25%, 2022 (n)	1,605,000	1,556,850
Univision Communications, Inc., 6.875%, 2019 (n)	940,000	987,000
Univision Communications, Inc., 7.875%, 2020 (n)	700,000	757,750
Univision Communications, Inc., 8.5%, 2021 (n)	745,000	791,563
Univision Communications, Inc., 6.75%, 2022 (n)	250,000	262,500

		$22,260,392

Brokerage & Asset Managers – 0.6%
E*TRADE Financial Corp., 6.75%, 2016	$100,000	$102,750
E*TRADE Financial Corp., 6.375%, 2019	2,450,000	2,486,750

		$2,589,500

Building – 2.9%
ABC Supply Co., Inc., 5.625%, 2021 (n)	$270,000	$265,275
Boise Cascade Co., 6.375%, 2020	890,000	901,125
Building Materials Holding Corp., 6.875%, 2018 (n)	1,415,000	1,492,825
Building Materials Holding Corp., 7%, 2020 (n)	345,000	367,425
Building Materials Holding Corp., 7.5%, 2020 (n)	250,000	267,500
Building Materials Holding Corp., 6.75%, 2021 (n)	555,000	589,688
CEMEX Espana S.A., 9.25%, 2020 (n)	650,000	685,750
CEMEX S.A.B. de C.V., 9%, 2018 (n)	500,000	525,000
CEMEX S.A.B. de C.V., 5.875%, 2019 (n)	265,000	257,050
CEMEX S.A.B. de C.V., 9.25%, 2020	575,000	606,625
HD Supply, Inc., 8.125%, 2019	575,000	629,625
HD Supply, Inc., 11.5%, 2020	840,000	974,400
HD Supply, Inc., 10.5%, 2021	105,000	108,675
Nortek, Inc., 8.5%, 2021	2,070,000	2,214,900
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 2020 (n)	772,000	835,690
USG Corp., 6.3%, 2016	1,831,000	1,867,620
USG Corp., 7.875%, 2020 (n)	340,000	370,600

		$12,959,773

Business Services – 1.8%
Equinix, Inc., 4.875%, 2020	$795,000	$779,100
Fidelity National Information Services, Inc., 5%, 2022	1,770,000	1,781,063
iGATE Corp., 9%, 2016	1,771,000	1,841,840
Iron Mountain, Inc., 8.375%, 2021	1,845,000	1,962,619
Legend Acquisition Sub, Inc., 10.75%, 2020 (n)	375,000	301,875

Issuer	Shares/Par		Value ($)

BONDS – continued
Business Services – continued
Neustar, Inc., 4.5%, 2023 (n)		$735,000	$694,575
SunGard Data Systems, Inc., 7.375%, 2018		650,000	685,750
SunGard Data Systems, Inc., 7.625%, 2020		250,000	265,000

			$8,311,822

Cable TV – 3.4%
CCO Holdings LLC, 8.125%, 2020		$1,615,000	$1,764,388
CCO Holdings LLC, 7.375%, 2020		520,000	565,500
CCO Holdings LLC, 6.5%, 2021		1,395,000	1,454,288
CCO Holdings LLC, 5.25%, 2022		250,000	237,500
CCO Holdings LLC, 5.125%, 2023		495,000	464,063
CCO Holdings LLC/CCO Capital Corp., 5.75%, 2024		620,000	598,300
Cequel Communications Holdings, 6.375%, 2020 (n)		930,000	946,275
DISH DBS Corp., 7.75%, 2015		75,000	81,188
DISH DBS Corp., 7.875%, 2019		100,000	112,000
DISH DBS Corp., 6.75%, 2021		635,000	674,688
DISH DBS Corp., 5.875%, 2022		500,000	507,500
DISH DBS Corp., 5%, 2023		410,000	394,625
EchoStar Corp., 7.125%, 2016		1,355,000	1,466,788
Lynx I Corp., 5.375%, 2021 (n)		650,000	653,250
Lynx II Corp., 6.375%, 2023 (n)		435,000	438,263
Telenet Finance Luxembourg, 6.375%, 2020 (n)	EUR	715,000	952,085
UPC Holding B.V., 9.875%, 2018 (n)		$775,000	840,875
UPC Holding B.V., 8.375%, 2020	EUR	500,000	692,803
UPC Holding B.V., 6.375%, 2022 (n)	EUR	250,000	312,396
UPCB Finance III Ltd., 6.625%, 2020 (n)		$609,000	630,315
UPCB Finance Ltd., 7.625%, 2020	EUR	250,000	343,310
UPCB Finance VI Ltd., 6.875%, 2022 (z)		$350,000	362,250
Virgin Media Finance PLC, 8.375%, 2019		184,000	199,640
Ziggo Bond Co. B.V., 8%, 2018 (n)	EUR	495,000	687,808

			$15,380,098

Chemicals – 2.0%
Celanese U.S. Holdings LLC, 6.625%, 2018		$755,000	$798,413
Celanese U.S. Holdings LLC, 5.875%, 2021		250,000	265,000
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 2021 (n)		510,000	520,200
Hexion U.S. Finance Corp., 6.625%, 2020 (n)		540,000	538,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2018		1,230,000	1,254,600
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 9%, 2020		940,000	897,700
Huntsman International LLC, 8.625%, 2020		400,000	435,000
Huntsman International LLC, 8.625%, 2021		875,000	960,313

5

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Chemicals – continued
INEOS Finance PLC, 8.375%, 2019 (n)		$470,000	$513,475
INEOS Finance PLC, 7.5%, 2020 (n)		100,000	106,250
INEOS Group Holdings PLC, 7.875%, 2016	EUR	505,243	658,438
INEOS Group Holdings S.A., 6.125%, 2018 (n)		$420,000	401,100
LyondellBasell Industries N.V., 5%, 2019		620,000	674,620
LyondellBasell Industries N.V., 5.75%, 2024		200,000	219,933
Polypore International, Inc., 7.5%, 2017		570,000	594,225

			$8,837,917

Computer Software – 1.1%
Infor U.S., Inc., 11.5%, 2018		$715,000	$809,738
Nuance Communications, Inc., 5.375%, 2020 (n)		460,000	449,650
Syniverse Holdings, Inc., 9.125%, 2019		1,925,000	2,054,938
TransUnion Holding Co., Inc., 8.125%, 2018 (n)		100,000	105,875
TransUnion Holding Co., Inc., 9.625%, 2018		290,000	309,575
TransUnion LLC/TransUnion Financing Corp., 11.375%, 2018		640,000	708,800
Verisign, Inc., 4.625%, 2023 (n)		610,000	591,700

			$5,030,276

Computer Software – Systems – 1.0%
Audatex North America, Inc., 6.75%, 2018		$1,075,000	$1,128,750
Audatex North America, Inc., 6%, 2021 (z)		520,000	518,700
CDW LLC/CDW Finance Corp., 12.535%, 2017		412,000	434,660
CDW LLC/CDW Finance Corp., 8.5%, 2019		2,215,000	2,381,125

			$4,463,235

Conglomerates – 1.7%
Amsted Industries, Inc., 8.125%, 2018 (n)		$1,455,000	$1,535,025
BC Mountain LLC, 7%, 2021 (n)		750,000	765,000
Dynacast International LLC, 9.25%, 2019		1,030,000	1,122,700
Griffon Corp., 7.125%, 2018		1,645,000	1,723,138
Rexel S.A., 6.125%, 2019 (n)		945,000	963,900
Rexel S.A., 5.25%, 2020 (n)		325,000	324,188
Silver II Borrower, 7.75%, 2020 (n)		1,365,000	1,371,825

			$7,805,776

Construction – 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2021		$305,000	$268,400

Consumer Products – 1.0%
Elizabeth Arden, Inc., 7.375%, 2021		$1,400,000	$1,498,000
Jarden Corp., 7.5%, 2017		500,000	548,125
Jarden Corp., 7.5%, 2020		545,000	583,150

Issuer	Shares/Par		Value ($)

BONDS – continued
Consumer Products – continued
Libbey Glass, Inc., 6.875%, 2020		$203,000	$212,389
Prestige Brands, Inc., 8.125%, 2020		587,000	641,298
Spectrum Brands Escrow Corp., 6.375%, 2020 (n)		705,000	738,488
Spectrum Brands Escrow Corp., 6.625%, 2022 (n)		50,000	52,375

			$4,273,825

Consumer Services – 0.7%
QVC, Inc., 7.375%, 2020 (n)		$440,000	$479,971
Service Corp. International, 7%, 2017		2,325,000	2,563,313

			$3,043,284

Containers – 3.2%
ARD Finance S.A., 11.125%, 2018 (n)		$249,296	$264,254
Ardagh Packaging Finance PLC , 7%, 2020 (n)		1,010,000	973,388
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		535,000	570,444
Ardagh Packaging Finance PLC, 7.375%, 2017 (n)		200,000	213,500
Ardagh Packaging Finance PLC, 7.375%, 2017	EUR	200,000	272,696
Ardagh Packaging Finance PLC, 9.125%, 2020 (n)		$690,000	732,263
Ardagh Packaging Finance PLC, 9.25%, 2020	EUR	100,000	136,348
Ardagh Packaging Finance PLC, 4.875%, 2022 (z)		$360,000	336,600
Ball Corp., 5%, 2022		872,000	867,640
Ball Corp., 4%, 2023		190,000	175,750
Berry Plastics Group, Inc., 9.5%, 2018		735,000	799,313
Berry Plastics Group, Inc., 9.75%, 2021		715,000	807,950
Crown Americas LLC, 4.5%, 2023 (n)		815,000	768,138
Crown Euro Holdings S.A., 7.125%, 2018	EUR	50,000	68,987
Greif, Inc., 6.75%, 2017		$770,000	847,000
Greif, Inc., 7.75%, 2019		1,090,000	1,248,050
Reynolds Group, 8.5%, 2018		250,000	257,500
Reynolds Group, 7.125%, 2019		920,000	971,750
Reynolds Group, 9%, 2019		500,000	516,250
Reynolds Group, 7.875%, 2019		250,000	272,500
Reynolds Group, 9.875%, 2019		990,000	1,059,300
Reynolds Group, 5.75%, 2020		760,000	765,700
Reynolds Group, 6.875%, 2021		100,000	105,000
Reynolds Group, 8.25%, 2021		1,420,000	1,405,800

			$14,436,121

Defense Electronics – 0.4%
Ducommun, Inc., 9.75%, 2018		$664,000	$725,420
MOOG, Inc., 7.25%, 2018		1,020,000	1,055,700

			$1,781,120

Electrical Equipment – 0.3%
Avaya, Inc., 9.75%, 2015		$445,000	$440,550
Avaya, Inc., 7%, 2019 (n)		1,175,000	1,060,438

			$1,500,988

6

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Electronics – 1.2%
Freescale Semiconductor, Inc., 9.25%, 2018 (n)	$1,605,000	$1,729,388
Nokia Corp., 5.375%, 2019	235,000	228,538
Nokia Corp., 6.625%, 2039	680,000	613,700
NXP B.V., 9.75%, 2018 (n)	100,000	111,875
NXP B.V., 5.75%, 2021 (n)	350,000	354,375
NXP B.V., 5.75%, 2023 (n)	715,000	720,363
Sensata Technologies B.V., 6.5%, 2019 (n)	1,465,000	1,574,875

		$5,333,114

Energy – Independent – 8.2%
Berry Petroleum Corp., 6.75%, 2020	$295,000	$305,325
BreitBurn Energy Partners LP, 8.625%, 2020	1,075,000	1,139,500
Breitburn Energy Partners LP, 7.875%, 2022	660,000	673,200
Carrizo Oil & Gas, Inc., 8.625%, 2018	280,000	299,600
Chaparral Energy, Inc., 7.625%, 2022	855,000	872,100
Chesapeake Energy Corp., 6.875%, 2020	1,555,000	1,687,175
Concho Resources, Inc., 7%, 2021	200,000	215,000
Concho Resources, Inc., 6.5%, 2022	2,210,000	2,337,075
Concho Resources, Inc., 5.5%, 2023	855,000	842,175
Continental Resources, Inc., 8.25%, 2019	1,215,000	1,330,425
Continental Resources, Inc., 7.375%, 2020	530,000	588,300
Continental Resources, Inc., 7.125%, 2021	75,000	82,500
Continental Resources, Inc., 4.5%, 2023 (n)	407,000	395,808
Denbury Resources, Inc., 8.25%, 2020	1,844,000	1,991,520
Denbury Resources, Inc., 4.625%, 2023	510,000	470,475
Energy XXI Gulf Coast, Inc., 9.25%, 2017	1,985,000	2,178,538
EP Energy LLC, 6.875%, 2019	100,000	107,000
EP Energy LLC, 9.375%, 2020	1,880,000	2,124,400
EP Energy LLC, 7.75%, 2022	1,225,000	1,310,750
EPL Oil & Gas, Inc., 8.25%, 2018	975,000	1,004,250
Halcon Resources Corp., 8.875%, 2021	1,185,000	1,149,450
Harvest Operations Corp., 6.875%, 2017	885,000	986,775
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2020 (n)	255,000	274,125
Laredo Petroleum, Inc., 9.5%, 2019	445,000	489,500
Laredo Petroleum, Inc., 7.375%, 2022	250,000	262,500
LINN Energy LLC, 8.625%, 2020	1,895,000	1,989,750
LINN Energy LLC, 7.75%, 2021	428,000	429,070
MEG Energy Corp., 6.5%, 2021 (n)	1,030,000	1,020,988
QEP Resources, Inc., 6.875%, 2021	1,940,000	2,090,350
Range Resources Corp., 8%, 2019	650,000	692,250
Range Resources Corp., 6.75%, 2020	150,000	160,875
Range Resources Corp., 5.75%, 2021	250,000	257,500
Range Resources Corp., 5%, 2022	210,000	205,275
Rosetta Resources, Inc., 5.625%, 2021	510,000	497,888

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – continued
Samson Investment Co., 10%, 2020 (n)	$1,540,000	$1,622,775
SandRidge Energy, Inc., 7.5%, 2021	1,250,000	1,193,750
SandRidge Energy, Inc., 8.125%, 2022	1,270,000	1,257,300
SM Energy Co., 6.5%, 2021	1,395,000	1,464,750
Whiting Petroleum Corp., 6.5%, 2018	915,000	967,613

		$36,967,600

Engineering – Construction – 0.2%
BakerCorp International, Inc., 8.25%, 2019	$990,000	$970,200

Entertainment – 1.2%
AMC Entertainment, Inc., 8.75%, 2019	$760,000	$813,200
Cedar Fair LP, 9.125%, 2018	1,420,000	1,547,800
Cedar Fair LP, 5.25%, 2021 (n)	595,000	571,200
Cinemark USA, Inc., 4.875%, 2023 (n)	760,000	729,600
Cinemark USA, Inc., 5.125%, 2022	125,000	120,625
NAI Entertainment Holdings LLC, 8.25%, 2017 (n)	297,000	317,790
Six Flags Entertainment Corp., 5.25%, 2021 (n)	1,300,000	1,254,500

		$5,354,715

Financial Institutions – 4.6%
Aviation Capital Group, 4.625%, 2018 (n)	$915,000	$900,790
CIT Group, Inc., 5.25%, 2014 (n)	645,000	654,675
CIT Group, Inc., 5%, 2017	250,000	255,313
CIT Group, Inc., 4.25%, 2017	500,000	502,500
CIT Group, Inc., 5.25%, 2018	975,000	1,001,813
CIT Group, Inc., 6.625%, 2018 (n)	1,006,000	1,086,480
CIT Group, Inc., 5.5%, 2019 (n)	577,000	595,753
CIT Group, Inc., 5%, 2022	865,000	858,513
Credit Acceptance Corp., 9.125%, 2017	1,085,000	1,147,388
Icahn Enterprises LP, 7.75%, 2016	300,000	309,750
Icahn Enterprises LP, 8%, 2018	1,759,000	1,846,950
International Lease Finance Corp., 6.625%, 2013	100,000	101,375
International Lease Finance Corp., 4.875%, 2015	290,000	294,713
International Lease Finance Corp., 8.625%, 2015	1,045,000	1,144,275
International Lease Finance Corp., 7.125%, 2018 (n)	941,000	1,039,805
International Lease Finance Corp., 6.25%, 2019	200,000	205,500
Nationstar Mortgage LLC/Capital Corp., 10.875%, 2015	800,000	838,000
Nationstar Mortgage LLC/Capital Corp., 9.625%, 2019	245,000	274,400

7

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Financial Institutions – continued
Nationstar Mortgage LLC/Capital Corp., 7.875%, 2020		$1,700,000	$1,802,000
PHH Corp., 9.25%, 2016		675,000	750,938
PHH Corp., 7.375%, 2019		965,000	1,022,900
SLM Corp., 8.45%, 2018		645,000	715,950
SLM Corp., 8%, 2020		1,810,000	1,959,325
SLM Corp., 7.25%, 2022		1,330,000	1,396,500

			$20,705,606

Food & Beverages – 0.9%
ARAMARK Corp., 5.75%, 2020 (n)		$405,000	$414,113
B&G Foods, Inc., 4.625%, 2021		615,000	587,325
Constellation Brands, Inc., 7.25%, 2016		230,000	261,338
Constellation Brands, Inc., 7.25%, 2017		150,000	170,625
Constellation Brands, Inc., 3.75%, 2021		205,000	191,931
Constellation Brands, Inc., 6%, 2022		150,000	160,875
Constellation Brands, Inc., 4.25%, 2023		405,000	382,219
Hawk Acquisition Sub, Inc., 4.25%, 2020 (n)		1,035,000	989,719
Pinnacle Foods Finance LLC, 4.875%, 2021 (z)		235,000	224,425
TreeHouse Foods, Inc., 7.75%, 2018		840,000	889,350

			$4,271,920

Forest & Paper Products – 1.2%
Boise, Inc., 8%, 2020		$585,000	$623,025
Graphic Packaging Holding Co., 7.875%, 2018		775,000	837,000
Sappi Papier Holding GmbH, 7.75%, 2017 (n)		430,000	453,650
Sappi Papier Holding GmbH, 6.625%, 2021 (n)		200,000	194,000
Smurfit Kappa Group PLC, 7.75%, 2019 (n)	EUR	1,565,000	2,184,770
Tembec Industries, Inc., 11.25%, 2018		$845,000	912,600

			$5,205,045

Gaming & Lodging – 3.5%
Caesars Entertainment Operating Co., Inc., 8.5%, 2020		$645,000	$607,913
Chester Downs & Marina LLC, 9.25%, 2020 (z)		650,000	627,250
Choice Hotels International, Inc., 5.75%, 2022		105,000	111,300
CityCenter Holdings LLC, 10.75%, 2017 (p)		510,000	550,800
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(d)(n)		1,450,000	906
GWR Operating Partnership LLP, 10.875%, 2017		340,000	371,450
Host Hotels & Resorts, Inc., REIT, 6%, 2020		500,000	538,700
Host Hotels & Resorts, Inc., REIT, 5.25%, 2022		350,000	362,593
Isle of Capri Casinos, Inc., 8.875%, 2020		1,550,000	1,619,750
MGM Resorts International, 7.625%, 2017		1,250,000	1,365,625

Issuer	Shares/Par	Value ($)

BONDS – continued
Gaming & Lodging – continued
MGM Resorts International, 11.375%, 2018	$630,000	$787,500
MGM Resorts International, 6.625%, 2021	255,000	262,969
NCL Corp., 5%, 2018 (n)	500,000	490,000
Peninsula Gaming LLC, 8.375%, 2018 (z)	270,000	280,800
Penn National Gaming, Inc., 8.75%, 2019	1,230,000	1,346,850
Pinnacle Entertainment, Inc., 8.75%, 2020	940,000	1,008,150
Pinnacle Entertainment, Inc., 7.75%, 2022	270,000	282,150
Ryman Hospitality Properties, Inc., REIT, 5%, 2021 (n)	520,000	504,400
Seven Seas Cruises S. DE R.L., 9.125%, 2019	1,840,000	1,950,400
Viking Cruises Ltd., 8.5%, 2022 (n)	895,000	980,025
Wynn Las Vegas LLC, 7.75%, 2020	1,630,000	1,809,952

		$15,859,483

Industrial – 0.8%
Dematic S.A., 7.75%, 2020 (z)	$1,185,000	$1,238,325
Hyva Global B.V., 8.625%, 2016 (n)	717,000	673,980
Mueller Water Products, Inc., 8.75%, 2020	489,000	533,010
SPL Logistics Escrow LLC, 8.875%, 2020 (n)	1,255,000	1,305,200

		$3,750,515

Insurance – Property & Casualty – 0.7%
Liberty Mutual Group, Inc., 10.75% to 2038, FRN to 2088 (n)	$1,315,000	$2,005,375
XL Group PLC, 6.5% to 2017, FRN to 2049	1,275,000	1,243,125

		$3,248,500

International Market Quasi-Sovereign – 0.3%
Eksportfinans A.S.A., 5.5%, 2016	$435,000	$453,161
Eksportfinans A.S.A., 5.5%, 2017	655,000	677,925
Electricite de France, FRN, 5.25%, 2049 (n)	122,000	116,632

		$1,247,718

Machinery & Tools – 2.4%
Case New Holland, Inc., 7.875%, 2017	$3,000,000	$3,397,500
CNH America LLC, 7.25%, 2016	390,000	423,150
CNH Capital LLC, 3.875%, 2015	130,000	130,650
CNH Capital LLC, 6.25%, 2016	175,000	186,375
CNH Capital LLC, 3.625%, 2018 (n)	1,000,000	952,500
H&E Equipment Services Co., 7%, 2022	1,260,000	1,313,550
NESCO LLC/NESCO Holdings Corp., 11.75%, 2017 (n)	1,580,000	1,714,300
RSC Equipment Rental, Inc., 8.25%, 2021	1,165,000	1,275,675

8

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Machinery & Tools – continued
United Rentals North America, Inc., 5.75%, 2018		$320,000	$336,000
United Rentals North America, Inc., 7.375%, 2020		250,000	266,875
United Rentals North America, Inc., 7.625%, 2022		574,000	621,355
United Rentals North America, Inc., 6.125%, 2023		100,000	99,500

			$10,717,430

Major Banks – 1.0%
Bank of America Corp., FRN, 5.2%, 2049		$1,040,000	$977,600
Barclays Bank PLC, 7.625%, 2022		900,000	883,125
RBS Capital Trust A, FRN, 2.312%, 2049	EUR	50,000	40,384
Royal Bank of Scotland Group PLC, 7.648% to 2031, FRN to 2049		$2,500,000	2,287,500
Royal Bank of Scotland Group PLC,, 6.99% to 2017, FRN to 2049 (n)		320,000	299,200

			$4,487,809

Medical & Health Technology & Services – 5.2%
AmSurg Corp., 5.625%, 2020		$1,095,000	$1,095,000
CDRT Holding Corp., 9.25%, 2017 (n)(p)		305,000	308,813
Davita, Inc., 6.375%, 2018		2,155,000	2,249,281
Davita, Inc., 6.625%, 2020		1,150,000	1,219,000
Davita, Inc., 5.75%, 2022		350,000	349,125
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)		720,000	795,600
Fresenius Medical Care Capital Trust III, 5.625%, 2019 (n)		480,000	499,200
Fresenius Medical Care Capital Trust III, 5.875%, 2022 (n)		855,000	899,888
HCA, Inc., 8.5%, 2019		1,545,000	1,657,978
HCA, Inc., 6.5%, 2020		900,000	973,688
HCA, Inc., 7.25%, 2020		875,000	939,531
HCA, Inc., 7.5%, 2022		1,910,000	2,115,325
HCA, Inc., 5.875%, 2022		1,075,000	1,103,219
HCA, Inc., 4.75%, 2023		200,000	191,500
HCA, Inc., 5.875%, 2023		250,000	250,625
HealthSouth Corp., 8.125%, 2020		2,130,000	2,305,725
IASIS Healthcare LLC/IASIS Capital Corp., 8.375%, 2019		995,000	1,004,328
Kinetic Concepts, Inc., 12.5%, 2019		315,000	324,450
Tenet Healthcare Corp., 9.25%, 2015		175,000	189,656
Tenet Healthcare Corp., 8%, 2020		1,280,000	1,323,200
Tenet Healthcare Corp., 4.5%, 2021 (n)		1,045,000	974,463
Universal Health Services, Inc., 7%, 2018		1,015,000	1,069,556
Universal Health Services, Inc., 7.625%, 2020		1,550,000	1,619,750

			$23,458,901

Medical Equipment – 0.4%
Biomet, Inc., 6.5%, 2020		$900,000	$927,563
Physio-Control International, Inc., 9.875%, 2019 (n)		425,000	467,500

Issuer	Shares/Par	Value ($)

BONDS – continued
Medical Equipment – continued
Teleflex, Inc., 6.875%, 2019	$340,000	$358,700

		$1,753,763

Metals & Mining – 3.3%
ArcelorMittal S.A., 7.25%, 2041	$495,000	$462,825
Arch Coal, Inc., 7.25%, 2020	1,085,000	889,700
Arch Coal, Inc., 7.25%, 2021	250,000	202,500
Boart Longyear Ltd., 7%, 2021 (z)	275,000	259,188
Century Aluminum Co., 7.5%, 2021 (n)	815,000	790,550
Cloud Peak Energy, Inc., 8.25%, 2017	1,185,000	1,247,213
Cloud Peak Energy, Inc., 8.5%, 2019	1,105,000	1,176,825
Commercial Metals Co., 4.875%, 2023	515,000	473,800
Consol Energy, Inc., 8%, 2017	1,305,000	1,373,513
Consol Energy, Inc., 8.25%, 2020	395,000	413,763
Consol Energy, Inc., 6.375%, 2021	150,000	149,250
First Quantum Minerals Ltd., 7.25%, 2019 (n)	1,537,000	1,444,780
FMG Resources, 6%, 2017 (n)	175,000	170,188
FMG Resources, 6.875%, 2022 (n)	500,000	485,000
Fortescue Metals Group Ltd., 8.25%, 2019 (n)	975,000	1,004,250
Peabody Energy Corp., 6%, 2018	805,000	807,013
Peabody Energy Corp., 6.5%, 2020	100,000	100,250
Peabody Energy Corp., 6.25%, 2021	305,000	294,325
Plains Exploration & Production Co., 6.125%, 2019	1,430,000	1,516,262
Plains Exploration & Production Co., 8.625%, 2019	375,000	412,707
Plains Exploration & Production Co., 6.5%, 2020	390,000	413,480
Plains Exploration & Production Co., 6.625%, 2021	500,000	529,329

		$14,616,711

Natural Gas – Distribution – 0.5%
AmeriGas Finance LLC, 6.75%, 2020	$1,510,000	$1,562,850
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 2021	890,000	892,225

		$2,455,075

Natural Gas – Pipeline – 3.3%
Access Midstream Partners Co., 4.875%, 2023	$495,000	$459,113
Atlas Pipeline Partners LP, 4.75%, 2021 (n)	405,000	364,500
Atlas Pipeline Partners LP, 5.875%, 2023 (n)	765,000	726,750
Crosstex Energy, Inc., 8.875%, 2018	2,290,000	2,427,400
El Paso Corp., 7%, 2017	660,000	717,525
El Paso Corp., 8.05%, 2030	1,010,000	1,074,591
El Paso Corp., 7.8%, 2031	200,000	211,236
El Paso Corp., 7.75%, 2032	1,355,000	1,439,591
Energy Transfer Equity LP, 7.5%, 2020	1,405,000	1,534,963
Enterprise Products Partners LP, 8.375% to 2016, FRN to 2066	965,000	1,075,975

9

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Natural Gas – Pipeline – continued
Enterprise Products Partners LP, 7.034% to 2018, FRN to 2068	$287,000	$322,158
Inergy Midstream LP, 6%, 2020 (n)	1,160,000	1,119,400
MarkWest Energy Partners LP, 6.75%, 2020	100,000	105,500
MarkWest Energy Partners LP, 5.5%, 2023	575,000	566,375
MarkWest Energy Partners LP, 4.5%, 2023	443,000	405,345
Sabine Pass Liquefaction, 5.625%, 2021 (n)	870,000	843,900
Sabine Pass Liquefaction, 5.625%, 2023 (n)	1,040,000	982,800
Summit Midstream Holdings LLC, 7.5%, 2021 (z)	570,000	578,550

		$14,955,672

Network & Telecom – 1.2%
Centurylink, Inc., 7.65%, 2042	$1,605,000	$1,524,750
Citizens Communications Co., 9%, 2031	485,000	480,150
Frontier Communications Corp., 8.25%, 2017	200,000	225,000
Frontier Communications Corp., 8.125%, 2018	275,000	301,813
Frontier Communications Corp., 8.5%, 2020	250,000	275,625
TW Telecom Holdings, Inc., 8%, 2018	100,000	106,000
TW Telecom Holdings, Inc., 5.375%, 2022	760,000	754,300
Windstream Corp., 7.875%, 2017	200,000	219,500
Windstream Corp., 8.125%, 2018	150,000	159,750
Windstream Corp., 7.75%, 2020	490,000	507,150
Windstream Corp., 7.75%, 2021	840,000	869,400

		$5,423,438

Oil Services – 1.6%
Bristow Group, Inc., 6.25%, 2022	$1,050,000	$1,076,250
Chesapeake Energy Corp., 6.625%, 2019 (n)	230,000	227,700
Dresser-Rand Group, Inc., 6.5%, 2021	500,000	530,000
Edgen Murray Corp., 8.75%, 2020 (n)	1,530,000	1,522,350
Pacific Drilling S.A., 5.375%, 2020 (z)	510,000	476,850
Shale-Inland Holdings LLC/Finance Co., 8.75%, 2019 (n)	1,605,000	1,637,100
Unit Corp., 6.625%, 2021	1,745,000	1,779,900

		$7,250,150

Other Banks & Diversified Financials – 2.4%
Ally Financial, Inc., 8.3%, 2015	$500,000	$538,750
Ally Financial, Inc., 0%, 2015	500,000	462,600
Ally Financial, Inc., 5.5%, 2017	1,770,000	1,849,314
Ally Financial, Inc., 6.25%, 2017	250,000	267,443
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	1,437,000	1,742,363
LBG Capital No. 1 PLC, 7.875%, 2020 (n)	2,235,000	2,306,520

Issuer	Shares/Par		Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Santander UK PLC, 8.963% to 2030, FRN to 2049		$2,749,000	$3,298,800
UBS AG, 7.625%, 2022		300,000	329,234

			$10,795,024

Pharmaceuticals – 0.8%
Capsugel FinanceCo. SCA, 9.875%, 2019 (n)	EUR	375,000	$539,859
Mylan Laboratories, Inc., 7.625%, 2017 (n)		$200,000	221,442
Mylan Laboratories, Inc., 7.875%, 2020 (n)		500,000	576,974
Valeant Pharmaceuticals International, Inc., 6.5%, 2016 (n)		250,000	257,500
Valeant Pharmaceuticals International, Inc., 6.75%, 2017 (n)		100,000	103,500
Valeant Pharmaceuticals International, Inc., 7%, 2020 (n)		1,115,000	1,137,300
Valeant Pharmaceuticals International, Inc., 7.25%, 2022 (n)		615,000	624,225
Vantage Point Imaging, 7.5%, 2021 (z)		320,000	331,200

			$3,792,000

Pollution Control – 0.3%
Heckmann Corp., 9.875%, 2018		$970,000	$1,018,500
Heckmann Corp., 9.875%, 2018 (n)		150,000	156,375

			$1,174,875

Precious Metals & Minerals – 0.5%
Eldorado Gold Corp., 6.125%, 2020 (n)		$805,000	$776,825
IAMGOLD Corp., 6.75%, 2020 (n)		1,622,000	1,370,590

			$2,147,415

Printing & Publishing – 0.6%
American Media, Inc., 13.5%, 2018 (z)		$100,346	$92,820
Lamar Media Corp., 5%, 2023		495,000	475,200
Nielsen Finance LLC, 7.75%, 2018		1,005,000	1,080,375
Nielsen Finance LLC, 4.5%, 2020 (n)		1,130,000	1,084,800

			$2,733,195

Railroad & Shipping – 0.2%
Kansas City Southern de Mexico S.A. de C.V., 6.125%, 2021		$55,000	$62,425
Watco Cos. LLC, 6.375%, 2023 (n)		620,000	616,900

			$679,325

Real Estate – 1.4%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 2019		$700,000	$698,250
DuPont Fabros Technology, Inc., REIT, 8.5%, 2017		915,000	965,325
ERP Properties, REIT, 7.75%, 2020		755,000	857,279
ERP Properties, REIT, 5.75%, 2022		1,115,000	1,128,243
Felcor Lodging LP, REIT, 5.625%, 2023		200,000	194,500
Kennedy Wilson, Inc., 8.75%, 2019		280,000	301,000

10

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – continued
MPT Operating Partnership LP, REIT, 6.875%, 2021	$1,560,000	$1,653,600
MPT Operating Partnership LP, REIT, 6.375%, 2022	430,000	451,500

		$6,249,697

Retailers – 2.7%
Academy Ltd., 9.25%, 2019 (n)	$330,000	$365,475
Burlington Coat Factory Warehouse Corp., 10%, 2019	1,405,000	1,552,525
CST Brands, Inc., 5%, 2023 (n)	130,000	126,750
J. Crew Group, Inc., 8.125%, 2019	1,305,000	1,370,250
Jo-Ann Stores Holdings, Inc., 9.75%, 2019 (n)(p)	630,000	647,325
Limited Brands, Inc., 6.9%, 2017	925,000	1,029,063
Limited Brands, Inc., 7%, 2020	280,000	310,800
Limited Brands, Inc., 6.625%, 2021	175,000	190,094
Limited Brands, Inc., 6.95%, 2033	320,000	318,400
Rite Aid Corp., 9.5%, 2017	500,000	518,900
Rite Aid Corp., 9.25%, 2020	1,435,000	1,583,881
Sally Beauty Holdings, Inc., 6.875%, 2019	415,000	445,088
Sally Beauty Holdings, Inc., 5.75%, 2022	150,000	152,250
The Pantry, Inc., 8.375%, 2020	265,000	284,544
Toys “R” Us Property Co. II LLC, 8.5%, 2017	249,000	258,649
Toys “R” Us, Inc., 10.75%, 2017	2,550,000	2,690,250
YCC Holdings LLC/Yankee Finance, Inc., 10.25%, 2016 (p)	120,000	123,000

		$11,967,244

Specialty Chemicals – 0.2%
Eagle Spinco, Inc., 4.625%, 2021 (n)	$255,000	$244,800
Koppers, Inc., 7.875%, 2019	755,000	807,850

		$1,052,650

Specialty Stores – 0.3%
Michaels Stores, Inc., 11.375%, 2016	$212,000	$221,012
Michaels Stores, Inc., 7.75%, 2018	855,000	914,850

		$1,135,862

Telecommunications – Wireless – 4.4%
Clearwire Corp., 12%, 2015 (n)	$1,340,000	$1,423,750
Cricket Communications, Inc., 7.75%, 2020	965,000	926,400
Crown Castle International Corp., 7.125%, 2019	1,650,000	1,761,375
Crown Castle International Corp., 5.25%, 2023	670,000	643,200
Digicel Group Ltd., 8.25%, 2017 (n)	1,895,000	1,970,800
Digicel Group Ltd., 10.5%, 2018 (n)	280,000	296,800
Digicel Group Ltd., 8.25%, 2020 (n)	250,000	258,750
Eileme 2 AB, 11.625%, 2020 (n)	1,004,000	1,134,520
MetroPCS Wireless, Inc., 7.875%, 2018	765,000	814,725
MetroPCS Wireless, Inc., 6.625%, 2020	250,000	259,375

Issuer	Shares/Par	Value ($)

BONDS – continued
Telecommunications – Wireless – continued
MetroPCS Wireless, Inc., 6.25%, 2021 (n)	$695,000	$707,163
Sprint Capital Corp., 6.9%, 2019	1,500,000	1,560,000
Sprint Capital Corp., 6.875%, 2028	665,000	638,400
Sprint Nextel Corp., 6%, 2016	745,000	785,975
Sprint Nextel Corp., 8.375%, 2017	1,175,000	1,318,938
Sprint Nextel Corp., 9%, 2018 (n)	310,000	362,700
Sprint Nextel Corp., 6%, 2022	1,215,000	1,190,700
Sprint Nextel Corp., 8.75%, 2032	500,000	550,000
Wind Acquisition Finance S.A., 11.75%, 2017 (n)	1,280,000	1,331,200
Wind Acquisition Finance S.A., 7.25%, 2018 (n)	1,765,000	1,778,238

		$19,713,009

Telephone Services – 0.5%
Cogent Communications Group, Inc., 8.375%, 2018 (n)	$320,000	$348,800
Level 3 Financing, Inc., 9.375%, 2019	1,385,000	1,495,800
Level 3 Financing, Inc., 8.625%, 2020	295,000	314,175

		$2,158,775

Tobacco – 0.1%
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 2023	$650,000	$629,753

Transportation – Services – 2.6%
Aguila American Resources Ltd., 7.875%, 2018 (n)	$1,065,000	$1,096,950
Avis Budget Car Rental LLC, 8.25%, 2019	1,430,000	1,555,125
Avis Budget Car Rental LLC, 9.75%, 2020	260,000	299,000
CEVA Group PLC, 8.375%, 2017 (n)	2,160,000	2,116,800
Navios Maritime Acquisition Corp., 8.625%, 2017	1,770,000	1,809,825
Navios Maritime Holdings, Inc., 8.875%, 2017	495,000	512,325
Navios South American Logistics, Inc., 9.25%, 2019 (n)	396,000	424,710
Navios South American Logistics, Inc., 9.25%, 2019	547,000	586,658
Swift Services Holdings, Inc., 10%, 2018	2,455,000	2,712,775
Ultrapetrol (Bahamas) Ltd., 8.875%, 2021 (n)	591,000	591,000

		$11,705,168

Utilities – Electric Power – 3.6%
AES Corp., 7.75%, 2015	$99,000	$109,148
AES Corp., 8%, 2017	72,000	81,000
AES Corp., 7.375%, 2021	910,000	998,725
AES Corp., 4.875%, 2023	110,000	102,575
Calpine Corp., 7.875%, 2020 (n)	1,206,000	1,308,510
Calpine Corp., 7.5%, 2021 (n)	675,000	720,563
Calpine Corp., 7.875%, 2023 (n)	225,000	241,875
CMS Energy Corp., 8.75%, 2019	150,000	193,526

11

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Covanta Holding Corp., 7.25%, 2020	$1,385,000	$1,452,292
Covanta Holding Corp., 6.375%, 2022	190,000	192,014
EDP Finance B.V., 6%, 2018 (n)	1,440,000	1,483,200
Energy Future Holdings Corp., 10%, 2020	3,485,000	3,816,075
Energy Future Holdings Corp., 10%, 2020 (n)	1,527,000	1,668,248
Energy Future Holdings Corp., 12.25%, 2022 (n)	665,000	734,825
InterGen N.V., 7%, 2023 (z)	470,000	458,250
NRG Energy, Inc., 7.625%, 2018	250,000	267,500
NRG Energy, Inc., 8.25%, 2020	685,000	738,088
NRG Energy, Inc., 7.875%, 2021	150,000	160,125
NRG Energy, Inc., 6.625%, 2023 (n)	570,000	570,000
Texas Competitive Electric Holdings Co. LLC, 11.5%, 2020 (n)	1,340,000	1,001,650

		$16,298,189

Utilities – Gas – 0.1%
Suburban Propane Partners LP, 7.5%, 2018	$230,000	$241,500

Total Bonds (Identified Cost, $426,531,503)		$426,190,298

FLOATING RATE LOANS (g)(r) – 2.1%
Aerospace – 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2020	$696,489	$686,912

Building – 0.4%
ABC Supply Co., Inc., Term Loan, 3.5%, 2020	$255,911	$253,809
Calpine Construction Finance Co., Term Loan B1, 3%, 2020	1,384,301	1,366,997

		$1,620,806

Conglomerates – 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 2019	$690,441	$683,860

Consumer Services – 0.1%
Realogy Corp., Term Loan, 4.5%, 2020	$455,454	$456,593

Energy – Independent – 0.1%
MEG Energy Corp., Term Loan, 3.75%, 2020	$668,806	$665,183

Entertainment – 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 2020	$591,293	$592,476

Food & Beverages – 0.2%
Aramark Corp., Term Loan D, 4%, 2019	$701,233	$702,285
H.J. Heinz Co., Term Loan B2, 3.5%, 2020	387,181	386,745

		$1,089,030

Machinery & Tools – 0.3%
Gardner Denver, Inc., Term Loan, 2014 (o)	$1,270,000	$1,270,000

Issuer	Shares/Par	Value ($)

FLOATING RATE LOANS (g)(r) – continued
Specialty Stores – 0.1%
Rite Aid Corp., Term Loan, 2021 (o)	$428,335	$426,193

Transportation – Services – 0.5%
Commercial Barge Line Co., Term Loan, 7.5%, 2019	$2,210,723	$2,133,348

Total Floating Rate Loans (Identified Cost, $9,716,220)		$9,624,401

CONVERTIBLE PREFERRED STOCKS – 0.2%
Automotive – 0.2%
General Motors Co., 4.75% (Identified Cost, $785,464)	16,480	$793,677

PREFERRED STOCKS – 0.2%
Other Banks & Diversified Financials – 0.2%
Ally Financial, Inc., 7% (z)	363	$345,020
GMAC Capital Trust I, 8.125%	19,950	519,698

Total Preferred Stocks (Identified Cost, $845,303)		$864,718

CONVERTIBLE BONDS – 0.1%
Network & Telecom – 0.1%
Nortel Networks Corp., 2.125%, 2014 (Identified Cost, $676,063) (a)(d)	$685,000	$664,878

COMMON STOCKS – 0.1%
Automotive – 0.0%
Accuride Corp. (a)	17,214	$87,103

Printing & Publishing – 0.1%
American Media Operations, Inc. (a)	25,715	$135,004

Total Common Stocks (Identified Cost, $645,252)		$222,107

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (Identified Cost, $67,667) (a)	$0.01	7/14/10	35	$234,500

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	5,498,403	$5,498,403

Total Investments (Identified Cost, $444,765,875)		$444,092,982

OTHER ASSETS, LESS LIABILITIES – 1.2%		5,592,105

Net Assets – 100.0%		$449,685,087

12

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	In default. Interest and/or scheduled principal payment(s) have been missed.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $128,685,809, representing 28.6% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ally Financial, Inc., 7% (Preferred Stock)	4/13/11-4/14/11	$340,313	$345,020
American Media, Inc., 13.5%, 2018	12/22/10	101,570	92,820
Arbor Realty Mortgage Securities, CDO, FRN, 2.576%, 2038	12/20/05	568,229	170,469
Ardagh Packaging Finance PLC, 4.875%, 2022	6/05/13	349,699	336,600
Audatex North America, Inc., 6%, 2021	6/27/13	520,000	518,700
Boart Longyear Ltd., 7%, 2021	6/04/13	270,901	259,188
CWCapital Cobalt Ltd., CDO, 6.23%, 2045	3/20/06	985,965	12,547
CWCapital Cobalt Ltd., CDO, “F”, FRN, 1.575%, 2050	4/12/06	530,418	1,325
Chester Downs & Marina LLC, 9.25%, 2020	6/18/13-6/27/13	646,600	627,250
Dematic S.A., 7.75%, 2020	12/13/12-6/05/13	1,202,743	1,238,325
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	195,668	202,274
Heckler & Koch GmbH, 9.5%, 2018	5/06/11-1/02/13	928,254	821,308
InterGen N.V., 7%, 2023	6/07/13	461,714	458,250
LBI Media, Inc., 13.5% to 2015, 11.5% to , 2020	12/26/12-5/15/13	245,040	184,795
Local TV Finance LLC, 9.25%, 2015	12/10/07-2/06/13	1,181,371	1,173,651
Pacific Drilling S.A., 5.375%, 2020	6/05/13-6/13/13	494,738	476,850
Peninsula Gaming LLC, 8.375%, 2018	6/26/13	280,800	280,800
Pinnacle Foods Finance LLC, 4.875%, 2021	6/11/13	232,294	224,425
Summit Midstream Holdings LLC, 7.5%, 2021	6/12/13	570,000	578,550
UPCB Finance VI Ltd., 6.875%, 2022	1/31/12	350,000	362,250
Vantage Point Imaging, 7.5%, 2021	6/27/13	320,000	331,200
Total Restricted Securities			$8,696,597
% of Net assets			1.9%

The following abbreviations are used in this report and are defined:

CDO    Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

13

MFS High Yield Portfolio

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Deutsche Bank AG	3,572,954	7/16/13	$4,670,423	$4,650,992	$19,431
SELL	EUR	JPMorgan Chase Bank N.A.	3,572,954	7/16/13	4,670,498	4,650,992	19,506
SELL	EUR	UBS AG	215,426	7/16/13	282,262	280,425	1,837

							$40,774

Liability Derivatives
BUY	EUR	Barclays Bank PLC	361,525	7/16/13	$484,662	$470,605	$(14,057)
BUY	EUR	UBS AG	25,912	7/16/13	33,743	33,730	(13)

							$(14,070)

Swap Agreements at 6/30/13

Expiration	Currency	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/17	USD	4,800,000	Goldman Sachs International (a)	5.00% (fixed rate)	(1)	$222,268

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the CDX.NA.HY.19 Index, a B rated credit default index. The fund entered into the agreement to manage market/sector exposure.

(a)	Net unamortized premiums paid by the fund amounted to $192,909.

The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.

At June 30, 2013, the fund had cash collateral of $685,512 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

14

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $439,267,472)	$438,594,579
Underlying affiliated funds, at cost and value	5,498,403
Total investments, at value (identified cost, $444,765,875)	$444,092,982
Restricted cash	685,512
Foreign currency, at value (identified cost, $296,624)	296,708
Receivables for
Forward foreign currency exchange contracts	40,774
Investments sold	1,643,232
Fund shares sold	482,521
Interest	7,821,637
Swaps, at value (net unamortized premiums paid, $192,909)	222,268
Other assets	2,599
Total assets		$455,288,233
Liabilities
Payables for
Forward foreign currency exchange contracts	$14,070
Investments purchased	4,054,975
Fund shares reacquired	1,414,626
Payable to affiliates
Investment adviser	32,886
Shareholder servicing costs	89
Distribution and/or service fees	2,672
Payable for independent Trustees’ compensation	1,720
Accrued expenses and other liabilities	82,108
Total liabilities		$5,603,146
Net assets		$449,685,087
Net assets consist of
Paid-in capital	$459,304,303
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(617,461)
Accumulated net realized gain (loss) on investments and foreign currency	(39,757,778)
Undistributed net investment income	30,756,023
Net assets		$449,685,087
Shares of beneficial interest outstanding		73,901,288

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$351,882,853	57,686,800	$6.10
Service Class	97,802,234	16,214,488	6.03

See Notes to Financial Statements

15

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$15,636,230
Dividends	58,206
Dividends from underlying affiliated funds	6,317
Foreign taxes withheld	(3)
Total investment income		$15,700,750
Expenses
Management fee	$1,657,301
Distribution and/or service fees	134,372
Shareholder servicing costs	2,136
Administrative services fee	35,072
Independent Trustees’ compensation	5,256
Custodian fee	24,302
Shareholder communications	13,758
Audit and tax fees	35,723
Legal fees	4,059
Miscellaneous	13,355
Total expenses		$1,925,334
Fees paid indirectly	(342)
Reduction of expenses by investment adviser	(10,997)
Net expenses		$1,913,995
Net investment income		$13,786,755
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,932,305
Swap agreements	52,743
Foreign currency	109,437
Net realized gain (loss) on investments and foreign currency		$9,094,485
Change in unrealized appreciation (depreciation)
Investments	$(18,327,092)
Swap agreements	29,359
Translation of assets and liabilities in foreign currencies	92,408
Net unrealized gain (loss) on investments and foreign currency translation		$(18,205,325)
Net realized and unrealized gain (loss) on investments and foreign currency		$(9,110,840)
Change in net assets from operations		$4,675,915

See Notes to Financial Statements

16

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$13,786,755	$16,255,469
Net realized gain (loss) on investments and foreign currency	9,094,485	1,099,753
Net unrealized gain (loss) on investments and foreign currency translation	(18,205,325)	15,517,435
Change in net assets from operations	$4,675,915	$32,872,657
Distributions declared to shareholders
From net investment income	$—	$(15,115,079)
Change in net assets from fund share transactions	$(34,316,093)	$232,394,674
Total change in net assets	$(29,640,178)	$250,152,252
Net assets
At beginning of period	479,325,265	229,173,013
At end of period (including undistributed net investment income of $30,756,023 and $16,969,268, respectively)	$449,685,087	$479,325,265

See Notes to Financial Statements

17

MFS High Yield Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$6.05		$5.64	$5.96	$5.67	$4.25	$6.56
Income (loss) from investment operations
Net investment income (d)	$0.18		$0.40	$0.41	$0.42	$0.44	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.42	(0.18)	0.42	1.49	(2.26)
Total from investment operations	$0.05		$0.82	$0.23	$0.84	$1.93	$(1.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.55)	$(0.55)	$(0.51)	$(0.54)
Net asset value, end of period (x)	$6.10		$6.05	$5.64	$5.96	$5.67	$4.25
Total return (%) (k)(r)(s)(x)	0.83	(n)	14.91	4.13	15.53	50.00	(29.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.81	0.86	0.88	0.87	0.89
Expenses after expense reductions (f)	0.75	(a)	0.79	0.81	0.83	0.82	0.84
Net investment income	5.88	(a)	6.65	6.97	7.42	9.21	8.60
Portfolio turnover	23	(n)	48	57	62	58	63
Net assets at end of period (000 omitted)	$351,883		$368,899	$145,773	$122,666	$121,416	$96,605

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$5.99		$5.59	$5.91	$5.63	$4.21	$6.50
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.38	$0.40	$0.41	$0.43	$0.47
Net realized and unrealized gain (loss) on investments and foreign currency	(0.13)		0.41	(0.19)	0.40	1.49	(2.24)
Total from investment operations	$0.04		$0.79	$0.21	$0.81	$1.92	$(1.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.53)	$(0.53)	$(0.50)	$(0.52)
Net asset value, end of period (x)	$6.03		$5.99	$5.59	$5.91	$5.63	$4.21
Total return (%) (k)(r)(s)(x)	0.67	(n)	14.54	3.86	15.17	49.97	(29.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.06	1.11	1.13	1.12	1.14
Expenses after expense reductions (f)	1.00	(a)	1.04	1.06	1.08	1.07	1.09
Net investment income	5.63	(a)	6.46	6.73	7.18	9.01	8.38
Portfolio turnover	23	(n)	48	57	62	58	63
Net assets at end of period (000 omitted)	$97,802		$110,426	$83,400	$101,189	$108,217	$103,169

See Notes to Financial Statements

18

MFS High Yield Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

19

MFS High Yield Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS High Yield Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

20

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,400,478	$579,520	$135,004	$2,115,002
Non-U.S. Sovereign Debt	—	1,247,718	—	1,247,718
Municipal Bonds	—	629,753	—	629,753
U.S. Corporate Bonds	—	349,283,463	—	349,283,463
Commercial Mortgage-Backed Securities	—	678,205	—	678,205
Asset-Backed Securities (including CDOs)	—	396,097	—	396,097
Foreign Bonds	—	74,619,940	—	74,619,940
Floating Rate Loans	—	9,624,401	—	9,624,401
Mutual Funds	5,498,403	—	—	5,498,403
Total Investments	$6,898,881	$437,059,097	$135,004	$444,092,982

Other Financial Instruments
Swap Agreements	$—	$222,268	$—	$222,268
Forward Foreign Currency Exchange Contracts	—	26,704	—	26,704

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$148,986
Realized gain (loss)	(19,620)
Change in unrealized appreciation (depreciation)	39,362
Sales	(33,724)
Balance as of 6/30/13	$135,004

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $12,858.

21

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$40,774	$(14,070)
Credit	Credit Default Swaps	222,268	—
Total		$263,042	$(14,070)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Foreign Exchange	$—	$98,336	$—
Equity	—	—	818,931
Credit	52,743	—	—
Total	$52,743	$98,336	$818,931

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Foreign Exchange	$—	$91,342	$—
Equity	—	—	(9,458)
Credit	29,359	—	—
Total	$29,359	$91,342	$(9,458)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for

22

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Purchased Options – The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – During the period the fund entered into swap agreements. Effective June 10, 2013, certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the swap agreement is novated to a central counterparty (the “clearinghouse”) immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

23

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. For uncleared swaps, that risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. Although not covered by an ISDA Master Agreement, the fund’s counterparty risk due to cleared swaps is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the agreement notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swap agreements are based generally on the market value of the swap agreement netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2013, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement. For uncleared swaps, counterparty risk is reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. For cleared swaps, the fund’s counterparty risk is mitigated by the clearinghouses’ margining requirements and financial safeguards in the event of a clearing broker default.

Loans and Other Direct Debt Instruments – The fund invests in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

24

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$15,115,079

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$446,684,054
Gross appreciation	9,649,390
Gross depreciation	(12,240,462)
Net unrealized appreciation (depreciation)	$(2,591,072)

As of 12/31/12
Undistributed ordinary income	17,011,962
Capital loss carryforwards	(47,585,584)
Other temporary differences	(118,487)
Net unrealized appreciation (depreciation)	16,396,978

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains as follows:

Pre-enactment losses which expire as follows:
12/31/13	$(5,089,839)
12/31/14	(7,011,353)
12/31/16	(23,243,372)
12/31/17	(11,194,472)
Total	$(46,539,036)

Post-enactment losses which are characterized as follows:
Long-Term	$(1,046,548)

25

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$9,977,961
Service Class	—	5,137,118
Total	$—	$15,115,079

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $639, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2014. For the six months ended June 30, 2013, this reduction amounted to $9,450 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $2,131, which equated to 0.0009% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $5.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0148% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

26

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,834 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $908, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, aggregated $97,070,067 and $101,730,692, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,176,038	$7,271,355	1,603,075	$9,608,510
Service Class	700,276	4,267,156	1,054,005	6,297,096
	1,876,314	$11,538,511	2,657,080	$15,905,606
Shares issued in connection with acquisition of SC PIMCO High Yield Fund
Initial Class	—	$—	36,405,923	$218,799,595
Service Class	—	—	5,600,234	33,321,569
	—	$—	42,006,157	$252,121,164
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,726,291	$9,977,961
Service Class	—	—	898,098	5,137,118
	—	$—	2,624,389	$15,115,079
Shares reacquired
Initial Class	(4,510,771)	$(27,889,220)	(4,555,720)	$(27,054,094)
Service Class	(2,935,288)	(17,965,384)	(4,035,220)	(23,693,081)
	(7,446,059)	$(45,854,604)	(8,590,940)	$(50,747,175)
Net change
Initial Class	(3,334,733)	$(20,617,865)	35,179,569	$211,331,972
Service Class	(2,235,012)	(13,698,228)	3,517,117	21,062,702
	(5,569,745)	$(34,316,093)	38,696,686	$232,394,674

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 22%, 10%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

27

MFS High Yield Portfolio

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,230 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	13,317,185	62,086,479	(69,905,261)	5,498,403

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$6,317	$5,498,403

(8)	Acquisitions

At close of business on December 7, 2012, the fund with net assets of approximately $230,425,881, acquired all of the assets and liabilities of SC PIMCO High Yield Fund, a series of Sun Capital Advisers Trust. The purpose of the transaction was to provide shareholders of SC PIMCO High Yield Fund the opportunity to participate in a larger combined portfolio with a similar investment objective and similar investment policies and strategies. The acquisition was accomplished by a tax-free exchange of approximately 42,006,187 shares of the fund (valued at approximately $252,121,164) for all of the assets and liabilities of SC PIMCO High Yield Fund. SC PIMCO High Yield Fund then distributed the shares of the fund that SC PIMCO High Yield Fund received from the fund to its shareholders. SC PIMCO High Yield Fund’s investments on that date were valued at approximately $229,224,942 with a cost basis of approximately $219,889,002. For financial reporting purposes, assets received and shares issued by the fund were recorded at fair value; however, the cost basis of the investments received from SC PIMCO High Yield Fund were carried forward to align ongoing reporting of the fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

28

MFS High Yield Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

29

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust II

WTS-SEM

MFS® GLOBAL TACTICAL ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Global Tactical Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)		Tactical Overlay (b)	Net Market Exposure (c)
Fixed Income	U.S.	19.7%		(3.3)%	16.4%
	Europe ex-U.K.	19.5%		(5.4)%	14.1%
	Japan	7.9%		0.0%	7.9%
	Emerging Markets	4.1%		0.0%	4.1%
	United Kingdom	5.1%		(1.7)%	3.4%
	North America ex-U.S.	2.9%		0.0%	2.9%
	Developed - Middle East/Africa	0.1%		0.0%	0.1%
	Asia/Pacific ex-Japan	1.8%		(2.4)%	(0.6)%
	Total	61.1%		(12.8)%	48.3%
Equity	U.S. Large Cap	16.4%		2.1%	18.5%
	Europe ex-U.K.	6.8%		10.7%	17.5%
	Japan	4.9%		1.7%	6.6%
	United Kingdom	4.5%		0.1%	4.6%
	Emerging Markets	0.5%		2.7%	3.2%
	North America ex-U.S.	0.4%		(2.0)%	(1.6)%
	U.S. Small/Mid Cap	0.9%		(3.1)%	(2.2)%
	Asia/Pacific ex-Japan	0.2%		(8.3)%	(8.1)%
	Total	34.6%		3.9%	38.5%
Real Estate-related	U.S.	0.5%		0.0%	0.5%
	Non-U.S.	0.5%		0.0%	0.5%
	Total	1.0%		0.0%	1.0%
Cash	Cash & Equivalents (d)	1.4%		1.7%	3.1%
	Derivative Offsets (e)	0.0%	(o)	9.1%	9.1%
	Total	1.4%		10.8%	12.2%
Total Net Exposure Summary		98.1%		1.9%	100.0%

Strategic Allocation Targets & Net Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%

Top ten holdings (c)
Dax Index Future SEP 2013	3.3%
Japan Govt Bond, 1.1%, 2020	3.3%
Japan Govt Bond, 2.1%, 2024	3.2%
CAC 40 Index Future JUL 2013	3.2%
IBEX Index Future JUL 2013	2.7%
UK Treasury Bond, 8.0%, 2021	2.6%
MSCI Singapore Index Future JUL 13	(2.7)%
US Treasury Note 10 Yr Future SEP 2013	(3.3)%
Australian SPI 200 Index Future SEP 2013	(4.1)%
Euro-Bund 10 Yr Future SEP 2013	(5.4)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.

MFS Global Tactical Allocation Portfolio

Portfolio Composition – continued

(d)	Cash & Equivalents includes cash, other assets (excluding interest receivables) less liabilities, short term securities, and the unrealized gain or loss in connection with all forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.
(o)	Less than 0.1%.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within theses ranges after taking into account the tactical overlay.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.75%	$1,000.00	$1,020.94	$3.76
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,019.88	$5.01
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Global Tactical Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 35.0%
Aerospace – 2.0%
Cobham PLC	486,878	$1,946,085
Honeywell International, Inc.	58,100	4,609,654
Lockheed Martin Corp.	77,080	8,360,097
Northrop Grumman Corp.	20,340	1,684,152
United Technologies Corp.	48,260	4,485,284

		$21,085,272

Alcoholic Beverages – 0.5%
Heineken N.V.	77,425	$4,922,096

Automotive – 0.3%
Johnson Controls, Inc.	56,160	$2,009,966
USS Co. Ltd.	13,130	1,666,734

		$3,676,700

Broadcasting – 1.3%
Fuji Television Network, Inc.	843	$1,703,102
Nippon Television Holdings, Inc.	90,700	1,658,901
Omnicom Group, Inc.	45,140	2,837,952
Viacom, Inc., “B”	39,770	2,706,349
Walt Disney Co.	70,990	4,483,018

		$13,389,322

Brokerage & Asset Managers – 0.6%
BlackRock, Inc.	13,001	$3,339,307
Computershare Ltd.	108,156	1,009,327
Daiwa Securities Group, Inc.	197,000	1,654,578

		$6,003,212

Business Services – 1.9%
Accenture PLC, “A”	73,200	$5,267,472
Amadeus IT Holding S.A.	115,587	3,694,392
Bunzl PLC	132,906	2,594,079
Compass Group PLC	341,620	4,378,063
Dun & Bradstreet Corp.	9,790	954,035
Nomura Research, Inc.	96,900	3,162,440

		$20,050,481

Cable TV – 0.2%
Comcast Corp., “Special A”	64,140	$2,544,434

Chemicals – 1.1%
3M Co.	46,310	$5,063,999
Givaudan S.A.	1,943	2,507,561
PPG Industries, Inc.	26,963	3,947,653

		$11,519,213

Computer Software – 0.3%
Oracle Corp.	101,890	$3,130,061

Computer Software – Systems – 0.8%
Canon, Inc.	79,300	$2,604,505
International Business Machines Corp.	28,456	5,438,226

		$8,042,731

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Geberit AG	6,800	$1,683,538
Stanley Black & Decker, Inc.	33,210	2,567,133

		$4,250,671

Consumer Products – 1.8%
Henkel KGaA, IPS	55,409	$5,199,372
Kao Corp.	162,800	5,539,927
KOSE Corp.	31,500	873,919
Procter & Gamble Co.	45,880	3,532,301
Reckitt Benckiser Group PLC	52,750	3,739,443

		$18,884,962

Electrical Equipment – 0.9%
Danaher Corp.	38,760	$2,453,508
Legrand S.A.	64,678	2,989,001
Pentair Ltd.	12,935	746,220
Spectris PLC	38,791	1,123,821
Tyco International Ltd.	68,520	2,257,734

		$9,570,284

Electronics – 0.7%
Halma PLC	175,143	$1,345,318
Hirose Electric Co. Ltd.	12,600	1,661,706
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	217,688	3,988,044

		$6,995,068

Energy – Independent – 0.5%
Cairn Energy PLC (a)	291,154	$1,116,608
Occidental Petroleum Corp.	43,250	3,859,198

		$4,975,806

Energy – Integrated – 1.6%
Chevron Corp.	24,458	$2,894,360
Exxon Mobil Corp.	69,670	6,294,685
Royal Dutch Shell PLC, “A”	164,326	5,243,839
Suncor Energy, Inc.	65,677	1,935,901

		$16,368,785

Food & Beverages – 1.7%
General Mills, Inc.	73,840	$3,583,455
Groupe Danone	102,683	7,706,678
Nestle S.A.	94,207	6,161,743

		$17,451,876

Food & Drug Stores – 0.7%
CVS Caremark Corp.	88,080	$5,036,414
Lawson, Inc.	31,800	2,427,163

		$7,463,577

General Merchandise – 0.3%
Target Corp.	50,460	$3,474,676

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Insurance – 2.0%
Aon PLC	36,580	$2,353,923
Hiscox Ltd.	161,735	1,404,911
ING Groep N.V. (a)	234,072	2,138,879
MetLife, Inc.	92,600	4,237,376
Prudential Financial, Inc.	33,060	2,414,372
Swiss Re Ltd.	39,788	2,947,356
Travelers Cos., Inc.	37,390	2,988,209
Zurich Insurance Group AG	7,891	2,045,021

		$20,530,047

Leisure & Toys – 0.2%
Hasbro, Inc.	56,180	$2,518,549

Machinery & Tools – 0.2%
Glory Ltd.	32,800	$769,236
Neopost S.A.	25,010	1,653,292

		$2,422,528

Major Banks – 2.7%
Bank of New York Mellon Corp.	112,441	$3,153,970
Goldman Sachs Group, Inc.	19,946	3,016,833
HSBC Holdings PLC	415,153	4,306,330
JPMorgan Chase & Co.	120,850	6,379,672
State Street Corp.	50,820	3,313,972
Sumitomo Mitsui Financial Group, Inc.	30,600	1,403,811
Toronto-Dominion Bank	13,492	1,083,645
Wells Fargo & Co.	142,410	5,877,261

		$28,535,494

Medical & Health Technology & Services – 0.3%
Kobayashi Pharmaceutical Co. Ltd.	30,700	$1,621,800
Quest Diagnostics, Inc.	21,250	1,288,388

		$2,910,188

Medical Equipment – 0.7%
Abbott Laboratories	70,660	$2,464,621
Medtronic, Inc.	64,380	3,313,639
St. Jude Medical, Inc.	44,280	2,020,496

		$7,798,756

Network & Telecom – 0.7%
Ericsson, Inc., “B”	432,074	$4,893,458
Nokia Oyj (a)	520,290	1,937,999

		$6,831,457

Other Banks & Diversified Financials – 0.5%
DnB NOR A.S.A.	158,309	$2,287,047
Hachijuni Bank Ltd.	107,000	627,680
North Pacific Bank Ltd.	154,700	569,323
Western Union Co.	83,650	1,431,252

		$4,915,302

Pharmaceuticals – 3.7%
Bayer AG	51,994	$5,544,855
GlaxoSmithKline PLC	302,723	7,573,168
Johnson & Johnson	98,980	8,498,423
Pfizer, Inc.	283,850	7,950,639

Issuer	Shares/Par		Value ($)

COMMON STOCKS – continued
Pharmaceuticals – continued
Roche Holding AG		30,366	$7,524,220
Santen Pharmaceutical Co. Ltd.		31,700	1,364,781

			$38,456,086

Printing & Publishing – 0.3%
Moody’s Corp.		22,950	$1,398,344
Pearson PLC		100,590	1,786,047

			$3,184,391

Railroad & Shipping – 0.1%
Canadian National Railway Co.		10,140	$986,318

Real Estate – 0.4%
Deutsche Wohnen AG		162,623	$2,761,341
GSW Immobilien AG		45,469	1,752,883

			$4,514,224

Restaurants – 0.3%
McDonald’s Corp.		32,277	$3,195,423

Specialty Stores – 0.1%
Esprit Holdings Ltd.		793,200	$1,177,517

Telecommunications – Wireless – 1.7%
KDDI Corp.		211,400	$10,998,427
NTT DoCoMo, Inc.		1,145	1,779,033
Vodafone Group PLC		1,921,858	5,515,191

			$18,292,651

Telephone Services – 1.0%
AT&T, Inc.		117,080	$4,144,632
China Unicom (Hong Kong) Ltd.		646,000	850,428
Deutsche Telekom AG		170,510	1,989,508
TDC A.S.		195,821	1,584,204
Telecom Italia S.p.A.		2,561,369	1,415,355

			$9,984,127

Tobacco – 1.9%
British American Tobacco PLC		90,495	$4,647,226
Japan Tobacco, Inc.		140,300	4,958,172
Lorillard, Inc.		53,740	2,347,363
Philip Morris International, Inc.		85,886	7,439,445

			$19,392,206

Trucking – 0.6%
United Parcel Service, Inc., “B”		17,410	$1,505,617
Yamato Holdings Co. Ltd.		212,100	4,471,679

			$5,977,296

Total Common Stocks (Identified Cost, $275,363,911)			$365,421,787

BONDS – 61.0%
Asset-Backed & Securitized – 3.0%
Bayview Commercial Asset Trust, FRN, 1.72%, 2023 (z)	CAD	124,759	$117,805
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$1,729,018	1,903,365

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049	$532,759	$545,772
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046	1,432,759	1,580,650
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039	2,310,000	2,536,689
CWCapital LLC, 5.223%, 2048	2,310,000	2,503,439
G-Force LLC, CDO, “A2”, 4.83%, 2036 (z)	259,871	261,171
Goldman Sachs Mortgage Securities Corp., FRN, 5.981%, 2045	5,940,000	6,619,287
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.002%, 2049	1,230,759	1,291,138
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.125%, 2051	1,808,573	1,879,587
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.002%, 2049	2,310,000	2,585,112
Merrill Lynch Mortgage Trust, “A3”, FRN, 6.038%, 2050	2,373,000	2,472,958
Merrill Lynch Mortgage Trust, FRN, 5.849%, 2050	3,310,000	3,716,134
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	2,460,000	2,748,743
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.122%, 2051	524,228	536,664

		$31,298,514

Automotive – 0.7%
Daimler Finance North America LLC, 1.3%, 2015 (n)	$3,180,000	$3,186,999
Daimler Finance North America LLC, 1.875%, 2018 (n)	917,000	894,839
Hyundai Capital America, 2.125%, 2017 (n)	78,000	75,409
Volkswagen International Finance N.V., 1.15%, 2015 (n)	3,117,000	3,124,294

		$7,281,541

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$2,750,000	$3,098,065

Broadcasting – 0.3%
British Sky Broadcasting Group PLC, 3.125%, 2022 (n)	$2,630,000	$2,459,355
Discovery Communications, Inc., 4.875%, 2043	1,030,000	952,137

		$3,411,492

Issuer	Shares/Par		Value ($)

BONDS – continued
Building – 0.0%
Owens Corning, Inc., 6.5%, 2016		$220,000	$245,583

Cable TV – 0.3%
Cox Communications, Inc., 3.25%, 2022 (n)		$998,000	$938,944
NBCUniversal Media LLC, 5.15%, 2020		1,166,000	1,327,481
Time Warner Cable, Inc., 5%, 2020		1,020,000	1,064,759

			$3,331,184

Chemicals – 0.1%
Dow Chemical Co., 8.55%, 2019		$930,000	$1,186,565

Conglomerates – 0.1%
Roper Industries, Inc., 1.85%, 2017		$511,000	$502,903
Votorantim Participacoes S.A., 6.75%, 2021 (n)		600,000	639,000

			$1,141,903

Consumer Products – 0.1%
Newell Rubbermaid, Inc., 4.7%, 2020		$1,350,000	$1,441,733

Electrical Equipment – 0.1%
Ericsson, Inc., 4.125%, 2022		$780,000	$762,776

Emerging Market Quasi-Sovereign – 1.5%
Banco do Nordeste do Brasil (BNB), 3.625%, 2015 (n)		$519,000	$515,471
BNDES Participacoes S.A., 6.5%, 2019 (n)		700,000	763,000
CNPC (HK) Overseas Capital Ltd., 4.5%, 2021 (n)		669,000	687,695
Comision Federal de Electricidad, 5.75%, 2042 (n)		1,163,000	1,075,775
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)		474,000	461,268
Empresa Nacional del Petroleo, 6.25%, 2019		619,000	666,650
Gaz Capital S.A., 3.85%, 2020 (n)		1,925,000	1,790,250
Pemex Project Funding Master Trust, 5.75%, 2018		1,003,000	1,098,285
Petrobras Global Finance Co., FRN, 2.414%, 2019		1,036,000	1,015,280
Petrobras International Finance Co., 5.375%, 2021		2,072,000	2,081,726
Petroleos Mexicanos, 6%, 2020		600,000	660,000
Petroleos Mexicanos, 5.5%, 2021		664,000	707,160
PTT PLC, 3.375%, 2022 (n)		2,610,000	2,368,411
Rosneft, 3.149%, 2017 (n)		348,000	342,780
Rosneft, 4.199%, 2022 (n)		578,000	535,517
State Grid International Development Co. Ltd., 1.75%, 2018 (z)		755,000	723,618

			$15,492,886

Emerging Market Sovereign – 1.2%
Government of Poland, 5.75%, 2021	PLN	5,729,000	$1,906,103

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Emerging Market Sovereign – continued
Kingdom of Thailand, 3.625%, 2023	THB	92,380,000	$2,938,554
Republic of Colombia, 6.125%, 2041		$1,241,000	1,380,612
Republic of Peru, 7.35%, 2025		1,400,000	1,792,000
Republic of Peru, 5.625%, 2050		51,000	52,530
Russian Federation, 4.5%, 2022 (n)		400,000	408,548
Russian Federation, 5.625%, 2042 (n)		200,000	207,500
United Mexican States, 8.5%, 2029	MXN	46,700,000	4,295,995

			$12,981,842

Financial Institutions – 0.2%
General Electric Capital Corp., 3.1%, 2023		$1,328,000	$1,254,516
SLM Corp., 6.25%, 2016		493,000	522,580

			$1,777,096

Food & Beverages – 0.7%
Anheuser-Busch InBev S.A., 5.375%, 2020		$1,310,000	$1,510,264
Conagra Foods, Inc., 3.2%, 2023		1,365,000	1,305,310
Grupo Bimbo S.A.B. de C.V., 4.5%, 2022 (n)		1,924,000	1,924,189
Tyson Foods, Inc., 6.6%, 2016		2,382,000	2,690,555

			$7,430,318

Food & Drug Stores – 0.1%
CVS Caremark Corp., 5.75%, 2017		$444,000	$510,073

Forest & Paper Products – 0.2%
Georgia-Pacific LLC, 5.4%, 2020 (n)		$1,590,000	$1,773,011

Insurance – 0.8%
American International Group, Inc., 4.875%, 2016		$1,460,000	$1,599,233
American International Group, Inc., 4.875%, 2022		1,630,000	1,737,456
Aviva PLC, FRN, 5.7%, 2049	EUR	1,570,000	2,032,350
UnumProvident Corp., 6.85%, 2015 (n)		$2,429,000	2,706,363

			$8,075,402

Insurance – Property & Casualty – 0.8%
AXIS Capital Holdings Ltd., 5.75%, 2014		$320,000	$339,182
Berkshire Hathaway, Inc., 4.5%, 2043		1,660,000	1,577,368
Chubb Corp., 6.375% to 2017, FRN to 2067		1,010,000	1,080,700
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		677,000	695,066
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		1,089,000	1,149,984
Swiss Re Ltd., 2.875%, 2022 (n)		1,550,000	1,440,260

Issuer	Shares/Par		Value ($)

BONDS – continued
Insurance – Property & Casualty – continued
ZFS Finance USA Trust II, 6.45% to 2016, FRN to 2065 (n)		$2,000,000	$2,140,000

			$8,422,560

International Market Quasi-Sovereign – 0.6%
Electricite de France, FRN, 5.25%, 2049 (n)		$1,497,000	$1,431,132
Statoil A.S.A., 4.25%, 2041		1,260,000	1,189,099
Statoil A.S.A., FRN, 0.565%, 2018		759,000	759,370
Temasek Financial I Ltd., 2.375%, 2023 (n)		2,880,000	2,558,341

			$5,937,942

International Market Sovereign – 31.8%
Commonwealth of Australia, 5.75%, 2021	AUD	12,073,000	$12,668,085
Federal Republic of Germany, 3.25%, 2021	EUR	9,002,000	13,431,711
Federal Republic of Germany, 6.25%, 2030	EUR	3,684,000	7,400,071
Government of Canada, 4.5%, 2015	CAD	8,870,000	8,956,364
Government of Canada, 4.25%, 2018	CAD	12,349,000	13,075,944
Government of Canada, 3.25%, 2021	CAD	4,330,000	4,412,631
Government of Canada, 5.75%, 2033	CAD	2,557,000	3,490,450
Government of Japan, 2%, 2052	JPY	221,000,000	2,293,164
Government of Japan, 1.1%, 2020	JPY	3,334,700,000	34,820,078
Government of Japan, 2.1%, 2024	JPY	2,965,200,000	33,497,372
Government of Japan, 2.2%, 2027	JPY	553,450,000	6,276,870
Government of Japan, 2.4%, 2037	JPY	520,200,000	5,900,525
Kingdom of Belgium, 4.25%, 2021	EUR	4,063,000	6,089,825
Kingdom of Spain, 4%, 2015	EUR	11,607,000	15,544,873
Kingdom of Spain, 5.5%, 2017	EUR	2,511,000	3,524,949
Kingdom of Spain, 4.6%, 2019	EUR	6,644,000	8,944,791
Kingdom of the Netherlands, 3.5%, 2020	EUR	3,903,000	5,738,292
Kingdom of the Netherlands, 5.5%, 2028	EUR	1,899,000	3,397,509
Republic of Austria, 4.65%, 2018	EUR	4,163,000	6,284,144
Republic of France, 2.5%, 2020	EUR	9,891,000	13,529,418
Republic of France, 6%, 2025	EUR	3,767,000	6,628,436
Republic of France, 4.75%, 2035	EUR	3,664,000	5,920,634
Republic of Iceland, 4.875%, 2016 (n)		$4,712,000	4,924,040
Republic of Ireland, 5.5%, 2017	EUR	8,798,000	12,660,089
Republic of Ireland, 4.5%, 2020	EUR	4,387,000	5,961,682
Republic of Italy, 4.25%, 2015	EUR	3,186,000	4,302,466
Republic of Italy, 5.25%, 2017	EUR	13,734,000	19,248,831
Republic of Italy, 3.75%, 2021	EUR	17,424,000	22,376,029
United Kingdom Treasury, 5%, 2018	GBP	5,369,000	9,550,356
United Kingdom Treasury, 8%, 2021	GBP	12,436,000	27,043,993

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, 4.25%, 2036	GBP	2,673,000	$4,627,090

			$332,520,712

Internet – 0.1%
Baidu, Inc., 3.5%, 2022		$1,640,000	$1,465,369

Major Banks – 3.0%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$2,915,000	$3,107,798
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)		1,300,000	1,325,072
Bank of America Corp., 5.65%, 2018		1,535,000	1,705,357
Bank of America Corp., 7.625%, 2019		690,000	829,225
Barclays Bank PLC, 6%, 2021	EUR	1,973,000	2,777,726
Goldman Sachs Group, Inc., 5.75%, 2022		$1,056,000	1,164,782
HSBC Bank PLC, FRN, 0.915%, 2018 (z)		1,833,000	1,832,991
HSBC USA, Inc., 4.875%, 2020		1,870,000	2,003,290
ING Bank N.V., FRN, 1.674%, 2014 (n)		1,900,000	1,915,496
JPMorgan Chase & Co., 4.25%, 2020		2,760,000	2,868,846
Morgan Stanley, 7.3%, 2019		1,772,000	2,058,380
Morgan Stanley, 5.5%, 2021		850,000	907,654
Nordea Bank AB, FRN, 0.735%, 2016 (z)		3,520,000	3,525,005
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		1,510,000	1,638,350
Standard Chartered PLC, 3.95%, 2023 (n)		1,850,000	1,720,955
Wells Fargo & Co., 2.1%, 2017		2,240,000	2,248,010

			$31,628,937

Medical & Health Technology & Services – 0.3%
Express Scripts Holding Co., 2.65%, 2017		$2,800,000	$2,851,108

Metals & Mining – 0.5%
Barrick Gold Corp., 4.1%, 2023 (n)		$827,000	$690,922
Rio Tinto Finance (USA) PLC, 3.5%, 2022		1,920,000	1,851,450
Southern Copper Corp., 6.75%, 2040		1,352,000	1,329,297
Vale Overseas Ltd., 4.625%, 2020		410,000	404,956
Vale Overseas Ltd., 4.375%, 2022		998,000	947,935

			$5,224,560

Mortgage-Backed – 7.4%
Fannie Mae, 4.606%, 2014		$110,077	$110,897
Fannie Mae, 4.629%, 2014		49,104	49,891
Fannie Mae, 4.808%, 2014		90,533	91,135
Fannie Mae, 4.78%, 2015		88,712	93,919
Fannie Mae, 4.815%, 2015		234,283	246,819

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – continued
Fannie Mae, 4.832%, 2015	$329,869	$337,449
Fannie Mae, 4.856%, 2015	70,620	74,694
Fannie Mae, 4.997%, 2015	279,777	298,467
Fannie Mae, 5.464%, 2015	136,528	147,469
Fannie Mae, 5.5%, 2015 - 2037	1,456,065	1,567,046
Fannie Mae, 5.09%, 2016	98,365	107,002
Fannie Mae, 5.272%, 2016	536,980	585,084
Fannie Mae, 5.424%, 2016	93,482	103,211
Fannie Mae, 5.724%, 2016	672,352	747,258
Fannie Mae, 3.308%, 2017 (f)	1,634,745	1,743,088
Fannie Mae, 4.992%, 2017	37,573	39,448
Fannie Mae, 5.05%, 2017	476,538	519,540
Fannie Mae, 2.578%, 2018	1,800,000	1,848,748
Fannie Mae, 3.84%, 2018	484,598	525,581
Fannie Mae, 3.849%, 2018 (f)	1,757,058	1,912,770
Fannie Mae, 5.341%, 2018	597,729	681,575
Fannie Mae, 4.45%, 2019	428,534	476,111
Fannie Mae, 4.57%, 2019	235,530	262,207
Fannie Mae, 4.6%, 2019	609,397	681,786
Fannie Mae, 6.16%, 2019	54,617	61,160
Fannie Mae, 5%, 2020 - 2040	2,520,404	2,715,026
Fannie Mae, 4.5%, 2023 - 2040	1,170,080	1,250,723
Fannie Mae, 4%, 2025	255,136	274,276
Fannie Mae, 4.5%, 2034 (f)	5,397,551	5,729,092
Fannie Mae, 6%, 2037	353,714	384,397
Fannie Mae, 6%, 2038 (f)	1,243,454	1,351,427
Fannie Mae, 5%, 2039 - 2040 (f)	3,796,713	4,157,031
Fannie Mae, 4%, 2041 (f)	2,812,034	2,940,134
Fannie Mae, TBA, 3.5%, 2043	6,250,000	6,308,593
Freddie Mac, 3.882%, 2017	1,357,000	1,465,442
Freddie Mac, 2.323%, 2018	447,000	452,509
Freddie Mac, 2.412%, 2018	2,482,000	2,524,638
Freddie Mac, 2.699%, 2018	705,000	728,897
Freddie Mac, 4.186%, 2019	650,000	712,601
Freddie Mac, 5.085%, 2019	30,000	34,408
Freddie Mac, 2.757%, 2020	306,046	319,726
Freddie Mac, 3.32%, 2020	1,730,133	1,835,996
Freddie Mac, 4%, 2025	558,108	585,497
Freddie Mac, 5.5%, 2034 - 2037	221,207	239,032
Freddie Mac, 5%, 2036 - 2038	1,586,089	1,692,260
Freddie Mac, 4.5%, 2040 (f)	4,318,645	4,551,473
Freddie Mac, TBA, 3.5%, 2043	11,195,000	11,338,436
Ginnie Mae, 5%, 2040	431,788	470,877
Ginnie Mae, TBA, 3.5%, 2043	11,802,000	12,111,801

		$77,486,647

Natural Gas – Pipeline – 0.2%
Energy Transfer Partners LP, 4.65%, 2021	$1,664,000	$1,722,035
Energy Transfer Partners LP, 3.6%, 2023	745,000	697,237

		$2,419,272

Network & Telecom – 0.1%
AT&T, Inc., 5.55%, 2041	$666,000	$693,442

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 0.1%
Transocean, Inc., 6.5%, 2020	$1,320,000	$1,485,804

Other Banks & Diversified Financials – 2.1%
Banco de Credito del Peru, 6.125% to 2022, FRN to 2027 (n)	$1,510,000	$1,528,875
BB&T Corp., 3.95%, 2016	1,820,000	1,949,828
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)	1,604,000	1,732,320
Capital One Bank (USA) N.A., 3.375%, 2023	978,000	924,458
Citigroup, Inc., 6.125%, 2018	733,000	839,093
Citigroup, Inc., 3.375%, 2023	485,000	463,958
Deutsche Bank AG, FRN, 4.296%, 2028	2,839,000	2,621,362
Discover Bank, 7%, 2020	2,471,000	2,883,726
Intesa Sanpaolo S.p.A., 3.875%, 2018	857,000	822,901
Skandinaviska Enskilda, 1.75%, 2018 (z)	2,160,000	2,100,600
SunTrust Banks, Inc., 3.5%, 2017	550,000	575,557
Svenska Handelsbanken AB, 2.875%, 2017	757,000	781,466
Svenska Handelsbanken AB, FRN, 0.721%, 2016	2,150,000	2,150,028
Swedbank AB, 2.125%, 2017 (n)	421,000	418,428
Swedbank AB, 1.75%, 2018 (n)	1,294,000	1,257,250
U.S. Bancorp, 2.95%, 2022	402,000	372,915

		$21,422,765

Pharmaceuticals – 0.1%
Teva Pharmaceutical Finance B.V., 2.95%, 2022	$1,134,000	$1,062,460

Printing & Publishing – 0.0%
Pearson Funding Five PLC, 3.25%, 2023 (z)	$361,000	$332,783

Railroad & Shipping – 0.2%
CSX Corp., 4.1%, 2044	$1,882,000	$1,634,201

Real Estate – 0.5%
Boston Properties Ltd., 3.125%, 2023	$2,050,000	$1,893,585
ERP Operating LP, REIT, 3%, 2023	412,000	378,637
Simon Property Group, Inc., REIT, 5.65%, 2020	1,948,000	2,225,668
WEA Finance LLC/WT Finance Australia, 3.375%, 2022 (n)	631,000	594,735

		$5,092,625

Retailers – 0.5%
Cencosud S.A., 5.5%, 2021	$1,006,000	$1,032,298
Cencosud S.A., 4.875%, 2023 (n)	830,000	813,642
Gap, Inc., 5.95%, 2021	1,905,000	2,106,983
Home Depot, Inc., 5.95%, 2041	1,029,000	1,225,898
Wesfarmers Ltd., 1.874%, 2018 (n)	306,000	300,523

		$5,479,344

Issuer	Shares/Par		Value ($)

BONDS – continued
Telecommunications – Wireless – 0.4%
America Movil S.A.B. de C.V., 4.75%, 2022	EUR	1,580,000	$2,315,944
American Tower Corp., REIT, 4.7%, 2022		$327,000	329,810
American Tower Corp., REIT, 3.5%, 2023		308,000	282,028
Crown Castle Towers LLC, 6.113%, 2020 (n)		1,380,000	1,583,515

			$4,511,297

Tobacco – 0.2%
Altria Group, Inc., 9.7%, 2018		$492,000	$654,068
Altria Group, Inc., 2.85%, 2022		1,720,000	1,590,444

			$2,244,512

Transportation – Services – 0.2%
ERAC USA Finance Co., 2.75%, 2017 (n)		$376,000	$383,402
ERAC USA Finance Co., 7%, 2037 (n)		1,224,000	1,441,261

			$1,824,663

U.S. Government Agencies and Equivalents – 0.4%
Aid-Egypt, 4.45%, 2015		$649,000	$704,386
Small Business Administration, 5.09%, 2025		27,343	30,172
Small Business Administration, 5.21%, 2026		998,345	1,083,525
Small Business Administration, 5.31%, 2027		238,080	262,173
Small Business Administration, 2.22%, 2033		2,286,000	2,202,474

			$4,282,730

U.S. Treasury Obligations – 1.4%
U.S. Treasury Bonds, 4.5%, 2039 (f)		$4,469,000	$5,343,248
U.S. Treasury Notes, 4.75%, 2017 (f)		6,127,000	7,032,644
U.S. Treasury Notes, 3.5%, 2020		1,824,000	2,017,942

			$14,393,834

Utilities – Electric Power – 0.4%
Enel Finance International S.A., 6%, 2039 (n)		$894,000	$825,611
Exelon Generation Co. LLC, 4.25%, 2022		1,095,000	1,095,121
Progress Energy, Inc., 7.05%, 2019		2,150,000	2,605,144

			$4,525,876

Total Bonds (Identified Cost, $650,590,229)			$638,183,427

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

PUT OPTIONS PURCHASED – 0.2%
Russell 2000 Index – November 2013 @ $900 (Premiums Paid, $1,854,200)	650	$1,755,000

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 5.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	58,921,450	$58,921,450

Total Investments (Identified Cost, $986,729,790)		$1,064,281,664

OTHER ASSETS, LESS LIABILITIES – (1.8)%		(19,073,304)

Net Assets – 100.0%		$1,045,208,360

(a)	Non-income producing security.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $60,857,246, representing 5.8% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, FRN, 1.72%, 2023	5/25/06	$124,940	$117,805
G-Force LLC, CDO, “A2”, 4.83%, 2036	1/20/11	252,641	261,171
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	1,833,000	1,832,991
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	3,520,000	3,525,005
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	360,547	332,783
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	2,148,253	2,100,600
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	753,839	723,618
Total Restricted Securities			$8,893,973
% of Net assets			0.9%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CNY	Chinese Yuan Renminbi

CZK	Czech Koruna

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

ILS	Israeli Sheqel

JPY	Japanese Yen

KRW	Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thailand Baht

TRY	Turkish Lira

ZAR	South African Rand

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	3,481,557	7/16/13	$3,463,000	$3,180,783	$282,217
SELL	AUD	Deutsche Bank AG	382,000	7/16/13	388,742	348,999	39,743
SELL	AUD	JPMorgan Chase Bank	80,119,152	8/12/13	80,046,405	73,053,154	6,993,251
SELL	AUD	Westpac Banking Corp.	4,966,792	7/16/13	5,167,525	4,537,708	629,817
SELL	CAD	Goldman Sachs International	3,486,000	7/16/13	3,367,451	3,313,538	53,913
SELL	CAD	JPMorgan Chase Bank	31,925,370	8/12/13	31,405,947	30,326,554	1,079,393
SELL	CAD	Merrill Lynch International Bank	17,955,963	7/16/13	17,620,037	17,067,631	552,406
SELL	CAD	UBS AG	443,000	7/16/13	434,091	421,084	13,007
BUY	CHF	Credit Suisse Group	520,000	7/16/13	547,517	550,593	3,076
BUY	CHF	Goldman Sachs International	124,000	7/16/13	130,689	131,295	606
BUY	CHF	JPMorgan Chase Bank	5,068,330	8/12/13	5,224,000	5,367,768	143,768
SELL	CHF	Credit Suisse Group	111,000	7/16/13	119,545	117,530	2,015
SELL	CHF	Goldman Sachs International	146,000	7/16/13	155,835	154,589	1,246
SELL	CHF	JPMorgan Chase Bank	81,967,888	8/12/13	87,597,304	86,810,561	786,743
BUY	CNY	Deutsche Bank AG	10,633,000	10/15/13-1/15/14	1,694,411	1,712,318	17,907
BUY	DKK	Goldman Sachs International	275,000	7/16/13	47,746	47,999	253
SELL	DKK	Goldman Sachs International	11,206,333	7/16/13-8/12/13	1,970,495	1,956,496	13,999
BUY	EUR	Deutsche Bank AG	1,418,784	7/16/13	1,836,258	1,846,862	10,604
BUY	EUR	Goldman Sachs International	4,449,880	8/12/13	5,731,000	5,793,160	62,160
BUY	EUR	Merrill Lynch International Bank	894,000	7/16/13	1,158,185	1,163,739	5,554
BUY	EUR	UBS AG	143,000	7/16/13	184,659	186,146	1,487
SELL	EUR	Citibank N.A.	12,417,999	7/16/13	16,264,273	16,164,779	99,494
SELL	EUR	Credit Suisse Group	1,044,857	7/16/13	1,375,944	1,360,113	15,831
SELL	EUR	Deutsche Bank AG	91,745	7/16/13	119,926	119,427	499
SELL	EUR	Goldman Sachs International	97,099,160	8/12/13	127,295,483	126,410,369	885,114
SELL	EUR	JPMorgan Chase Bank	37,142,869	7/16/13-8/12/13	48,669,320	48,354,640	314,680
SELL	EUR	Merrill Lynch International Bank	1,351,000	7/16/13	1,773,366	1,758,626	14,740
SELL	EUR	UBS AG	7,541,538	7/16/13	9,877,075	9,816,984	60,091
BUY	GBP	Deutsche Bank AG	1,205,643	7/16/13	1,823,062	1,833,548	10,486
BUY	GBP	JPMorgan Chase Bank	10,704,403	8/12/13	16,200,000	16,276,394	76,394
SELL	GBP	Barclays Bank PLC	6,637,977	7/16/13	10,214,186	10,095,068	119,118
SELL	GBP	Citibank N.A.	616,000	7/16/13	938,611	936,816	1,795
SELL	GBP	Credit Suisse Group	3,553,944	7/16/13	5,446,027	5,404,855	41,172
SELL	GBP	Deutsche Bank AG	3,553,944	7/16/13	5,446,170	5,404,855	41,315
SELL	GBP	Goldman Sachs International	1,630,956	7/16/13	2,527,672	2,480,366	47,306

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
SELL	GBP	JPMorgan Chase Bank	27,739,733	7/16/13-8/12/13	$42,924,266	$42,179,192	$745,074
SELL	GBP	Merrill Lynch International Bank	163,000	7/16/13	251,481	247,891	3,590
SELL	GBP	UBS AG	412,000	7/16/13	632,854	626,572	6,282
SELL	ILS	JPMorgan Chase Bank	2,517,156	8/12/13	698,670	691,369	7,301
BUY	JPY	Credit Suisse Group	802,676,804	7/16/13	8,063,651	8,093,552	29,901
BUY	JPY	Deutsche Bank AG	811,834,000	7/16/13	8,156,802	8,185,886	29,084
BUY	JPY	Goldman Sachs International	205,445,092	7/16/13	2,023,053	2,071,544	48,491
BUY	JPY	Merrill Lynch International Bank	802,676,803	7/16/13	8,061,651	8,093,552	31,901
SELL	JPY	Citibank N.A.	333,676,100	7/16/13	3,374,679	3,364,523	10,156
SELL	JPY	Deutsche Bank AG	480,009,000	7/16/13	4,892,801	4,840,027	52,774
SELL	JPY	Goldman Sachs International	4,593,649,889	7/16/13-8/12/13	47,211,445	46,323,199	888,246
SELL	JPY	JPMorgan Chase Bank	8,652,466,739	8/12/13	88,802,541	87,254,120	1,548,421
SELL	JPY	Merrill Lynch International Bank	241,016,000	7/16/13	2,465,554	2,430,213	35,341
SELL	JPY	UBS AG	365,300,000	7/16/13	3,739,368	3,683,393	55,975
BUY	KRW	JPMorgan Chase Bank	656,207,900	8/01/13	572,732	573,688	956
SELL	KRW	JPMorgan Chase Bank	6,830,726,100	7/02/13	6,065,871	5,981,109	84,762
BUY	MXN	JPMorgan Chase Bank	24,793,375	9/03/13	1,892,841	1,902,799	9,958
SELL	MXN	Credit Suisse Group	21,474,000	7/16/13	1,666,480	1,655,208	11,272
SELL	MXN	JPMorgan Chase Bank	11,552,412	7/15/13	896,683	890,535	6,148
BUY	MYR	JPMorgan Chase Bank	4,150,756	7/24/13	1,294,280	1,311,749	17,469
SELL	MYR	JPMorgan Chase Bank	311,000	7/03/13	100,145	98,427	1,718
SELL	NOK	Goldman Sachs International	77,720,347	8/12/13	13,364,000	12,776,812	587,188
SELL	NZD	JPMorgan Chase Bank	38,361,266	8/12/13	31,438,474	29,641,307	1,797,167
SELL	PLN	Citibank N.A.	14,653,258	7/16/13	4,600,926	4,406,153	194,773
SELL	RUB	JPMorgan Chase Bank	43,099,632	7/15/13	1,341,268	1,308,736	32,532
SELL	SEK	Citibank N.A.	2,177,000	7/16/13	334,190	324,524	9,666
SELL	SEK	Credit Suisse Group	1,286,000	7/16/13	195,921	191,703	4,218
SELL	SEK	Goldman Sachs International	28,742,394	7/16/13-8/12/13	4,407,043	4,282,224	124,819
SELL	SGD	JPMorgan Chase Bank	1,238,213	8/12/13	1,003,680	976,968	26,712
SELL	THB	JPMorgan Chase Bank	205,705,350	7/18/13	6,984,812	6,627,202	357,610

							$19,180,705

Liability Derivatives
BUY	AUD	Deutsche Bank AG	3,548,000	7/16/13	$3,406,577	$3,241,486	$(165,091)
BUY	AUD	Goldman Sachs International	775,000	7/16/13	761,395	708,047	(53,348)
BUY	AUD	JPMorgan Chase Bank	29,234,853	8/12/13	29,925,000	26,656,525	(3,268,475)
BUY	CAD	Citibank N.A.	4,526,583	7/16/13	4,367,631	4,302,640	(64,991)
BUY	CAD	Credit Suisse Group	118,000	7/16/13	115,617	112,162	(3,455)
BUY	CAD	Deutsche Bank AG	3,751,000	7/16/13	3,671,217	3,565,428	(105,789)
BUY	CAD	Goldman Sachs International	145,000	7/16/13	141,869	137,826	(4,043)
BUY	CAD	JPMorgan Chase Bank	17,173,782	8/12/13	16,940,000	16,313,723	(626,277)
BUY	CAD	Merrill Lynch International Bank	790,000	7/16/13	784,632	750,916	(33,716)
BUY	CHF	UBS AG	5,397,000	7/16/13	5,788,350	5,714,515	(73,835)
SELL	CHF	Deutsche Bank AG	796,000	7/16/13	819,014	842,830	(23,816)
SELL	CNY	Deutsche Bank AG	10,633,000	10/15/13-1/15/14	1,710,686	1,712,318	(1,632)
BUY	CZK	Citibank N.A.	14,758,000	7/16/13	743,070	738,470	(4,600)
BUY	DKK	Deutsche Bank AG	13,860,747	7/16/13	2,430,254	2,419,281	(10,973)
BUY	EUR	Barclays Bank PLC	6,181,208	7/16/13-9/18/13	8,238,283	8,048,438	(189,845)
BUY	EUR	Citibank N.A.	1,301,997	7/16/13	1,712,006	1,694,838	(17,168)
BUY	EUR	Deutsche Bank AG	10,734,459	7/16/13	14,111,551	13,973,278	(138,273)
BUY	EUR	Goldman Sachs International	6,574,000	7/16/13	8,606,523	8,557,518	(49,005)
BUY	EUR	JPMorgan Chase Bank	281,000	7/16/13	368,596	365,784	(2,812)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/13 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	EUR	UBS AG	8,215,160	7/16/13-9/18/13	$10,894,755	$10,696,077	$(198,678)
SELL	EUR	Barclays Bank PLC	2,299,000	7/16/13	2,991,590	2,992,658	(1,068)
SELL	EUR	Citibank N.A.	818,000	7/16/13	1,062,831	1,064,808	(1,977)
SELL	EUR	Deutsche Bank AG	1,683,000	7/16/13	2,163,057	2,190,798	(27,741)
SELL	EUR	Goldman Sachs International	4,418,965	7/16/13	5,743,825	5,752,263	(8,438)
SELL	EUR	Merrill Lynch International Bank	977,725	7/16/13	1,258,044	1,272,726	(14,682)
SELL	EUR	UBS AG	6,351,146	7/16/13	8,182,568	8,267,424	(84,856)
BUY	GBP	Barclays Bank PLC	9,302,375	7/16/13	14,471,565	14,147,098	(324,467)
BUY	GBP	Citibank N.A.	1,555,000	7/16/13	2,408,996	2,364,852	(44,144)
BUY	GBP	Deutsche Bank AG	494,000	7/16/13	769,361	751,278	(18,083)
BUY	GBP	Goldman Sachs International	1,872,166	7/16/13	2,873,406	2,847,200	(26,206)
BUY	GBP	JPMorgan Chase Bank	4,296,160	7/16/13-8/12/13	6,684,189	6,532,506	(151,683)
BUY	GBP	Merrill Lynch International Bank	44,000	7/16/13	67,093	66,915	(178)
BUY	GBP	UBS AG	61,000	7/16/13	94,557	92,769	(1,788)
SELL	GBP	Deutsche Bank AG	795,000	7/16/13	1,207,879	1,209,040	(1,161)
BUY	JPY	Barclays Bank PLC	193,484,000	7/16/13	2,017,671	1,950,938	(66,733)
BUY	JPY	Citibank N.A.	1,845,602,842	7/16/13	18,709,964	18,609,585	(100,379)
BUY	JPY	Credit Suisse Group	6,519,000	7/16/13	68,443	65,732	(2,711)
BUY	JPY	Deutsche Bank AG	908,699,299	7/16/13	9,340,091	9,162,598	(177,493)
BUY	JPY	Goldman Sachs International	532,185,550	7/16/13-8/12/13	5,423,778	5,366,354	(57,424)
BUY	JPY	UBS AG	438,612,000	7/16/13	4,508,450	4,422,613	(85,837)
SELL	JPY	Credit Suisse Group	125,118,000	7/16/13	1,219,303	1,261,590	(42,287)
SELL	JPY	Deutsche Bank AG	49,077,000	7/16/13	493,194	494,853	(1,659)
SELL	JPY	Goldman Sachs International	2,196,830,739	7/16/13-8/12/13	21,811,838	22,151,460	(339,622)
BUY	KRW	JPMorgan Chase Bank	7,872,725,000	7/02/13	7,093,203	6,893,503	(199,700)
SELL	KRW	JPMorgan Chase Bank	1,041,998,900	7/02/13	905,900	912,393	(6,493)
BUY	MXN	JPMorgan Chase Bank	24,793,375	7/05/13	1,928,545	1,912,935	(15,610)
BUY	MXN	Merrill Lynch International Bank	1,284,000	7/16/13	106,087	98,970	(7,117)
SELL	MXN	JPMorgan Chase Bank	24,793,375	7/05/13	1,902,792	1,912,935	(10,143)
BUY	MYR	JPMorgan Chase Bank	4,461,756	7/03/13	1,448,011	1,412,074	(35,937)
SELL	MYR	JPMorgan Chase Bank	4,150,756	7/03/13	1,295,897	1,313,648	(17,751)
BUY	NOK	Goldman Sachs International	274,009,905	7/16/13-8/12/13	46,951,831	45,046,799	(1,905,032)
BUY	NOK	JPMorgan Chase Bank	48,349,295	8/12/13	8,276,819	7,948,367	(328,452)
BUY	NZD	Goldman Sachs International	47,000	7/16/13	39,530	36,386	(3,144)
BUY	NZD	JPMorgan Chase Bank	17,607,527	7/16/13-8/12/13	14,945,352	13,607,036	(1,338,316)
BUY	PLN	Citibank N.A.	12,406,306	7/16/13	3,748,059	3,730,507	(17,552)
BUY	PLN	Goldman Sachs International	642,000	7/16/13	195,290	193,046	(2,244)
BUY	RUB	Credit Suisse Group	41,384,700	7/15/13	1,260,000	1,256,662	(3,338)
BUY	SEK	Citibank N.A.	225,000	7/16/13	33,841	33,541	(300)
BUY	SEK	Deutsche Bank AG	28,811,733	7/16/13	4,493,893	4,294,944	(198,949)
BUY	SEK	Goldman Sachs International	174,791,562	7/16/13-8/12/13	26,569,909	26,040,166	(529,743)
BUY	SEK	JPMorgan Chase Bank	233,692,070	7/16/13-8/12/13	35,635,207	34,814,984	(820,223)
BUY	SEK	UBS AG	874,000	7/16/13	133,605	130,287	(3,318)
SELL	SEK	Citibank N.A.	831,000	7/16/13	122,841	123,877	(1,036)
BUY	SGD	Goldman Sachs International	1,409,000	7/16/13	1,137,722	1,111,669	(26,053)
BUY	THB	HSBC Bank	44,082,000	8/19/13	1,427,988	1,417,801	(10,187)
BUY	THB	JPMorgan Chase Bank	123,410,000	7/18/13	4,192,153	3,975,896	(216,257)
BUY	ZAR	JPMorgan Chase Bank	16,030,135	7/16/13	1,721,591	1,618,353	(103,238)
BUY	ZAR	Merrill Lynch International Bank	844,000	7/16/13	92,472	85,208	(7,264)
SELL	ZAR	Goldman Sachs International	1,535,000	7/16/13	152,066	154,969	(2,903)

							$(12,426,739)

MFS Global Tactical Allocation Portfolio

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 6/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	142	$12,751,840	July - 2013	$5,096
Hang Seng China ENT Index (Long)	HKD	278	16,410,488	July - 2013	445,993
KOSPI 200 Index (Short)	KRW	175	18,450,368	September - 2013	855,538
MSCI Taiwan Index (Long)	USD	574	15,733,873	July - 2013	272,741
NIKKEI 225 Index (Long)	JPY	132	18,255,655	September - 2013	254,592
OMX 30 Index (Short)	SEK	845	14,511,559	July - 2013	478,513
Russell 2000 Index (Short)	USD	148	14,425,560	September - 2013	51,353
S&P TSE 60 Index (Short)	CAD	161	21,211,524	September - 2013	219,158
TURKDEK ISE 30 Index (Long)	TRY	3,279	15,605,482	August - 2013	410,884

					$2,993,868

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	228	$24,686,377	September - 2013	$709,000
German Euro Bund (Short)	EUR	307	56,552,295	September - 2013	669,741
US Treasury Note (Short)	USD	272	34,425,000	September - 2013	774,673
UK Long Gilt Bond (Short)	GBP	103	17,530,008	September - 2013	713,452

					2,866,866

					$5,860,734

Liability Derivatives
Equity Futures
AUST SPI 200 Index (Short)	AUD	393	$42,517,555	September - 2013	$(674,510)
Bovespa Index (Long)	BRL	338	7,136,422	August - 2013	(491,976)
CAC 40 Index (Long)	EUR	682	33,152,087	July - 2013	(298,940)
DAX Index (Long)	EUR	135	34,968,985	September - 2013	(388,540)
FTSE 100 Index (Long)	GBP	8	752,113	September - 2013	(3,739)
FTSE Jse Top 40 Index (Long)	ZAR	321	11,408,658	September - 2013	(58,907)
FTSE MIB Index (Long)	EUR	168	16,687,250	September - 2013	(713,707)
Hang Seng Index (Short)	HKD	111	14,776,590	July - 2013	(620,800)
IBEX 35 Index (Long)	EUR	284	28,329,744	July - 2013	(1,307,634)
MexBol Index (Short)	MXN	462	14,554,794	September - 2013	(311,164)
MSCI Singapore Index (Short)	SGD	512	28,548,361	July - 2013	(944,207)
S&P 500 E-Mini Index (Long)	USD	268	21,430,620	September - 2013	(294,269)
S&P CNX Nifty Index (Short)	USD	476	5,526,884	July - 2013	(200,816)

					$(6,309,209)

At June 30, 2013, the fund had cash collateral of $269,894 and other liquid securities with an aggregate value of $33,329,532 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash“on the Statement of Assets and Liabilities.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $927,808,340)	$1,005,360,214
Underlying affiliated funds, at cost and value	58,921,450
Total investments, at value (identified cost, $986,729,790)	$1,064,281,664
Cash	7,673
Restricted cash	269,894
Foreign currency, at value (identified cost, $217,001)	215,883
Receivables for
Forward foreign currency exchange contracts	19,180,705
Investments sold	3,659,081
TBA sale commitments	6,454,552
Fund shares sold	11,602
Interest and dividends	8,090,114
Other assets	5,445
Total assets		$1,102,176,613
Liabilities
Payables for
Forward foreign currency exchange contracts	$12,426,739
Daily variation margin on open futures contracts	1,107,943
Investments purchased	5,056,113
TBA purchase commitments	37,511,387
Fund shares reacquired	647,750
Payable to affiliates
Investment adviser	80,783
Shareholder servicing costs	275
Distribution and/or service fees	26,657
Payable for independent Trustees’ compensation	4,272
Accrued expenses and other liabilities	106,334
Total liabilities		$56,968,253
Net assets		$1,045,208,360
Net assets consist of
Paid-in capital	$946,025,478
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	83,794,462
Accumulated net realized gain (loss) on investments and foreign currency	3,434,926
Undistributed net investment income	11,953,494
Net assets		$1,045,208,360
Shares of beneficial interest outstanding		67,853,569

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$71,954,405	4,612,477	$15.60
Service Class	973,253,955	63,241,092	15.39

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$9,218,020
Dividends	6,847,388
Dividends from underlying affiliated funds	36,002
Foreign taxes withheld	(319,177)
Total investment income		$15,782,233
Expenses
Management fee	$3,728,247
Distribution and/or service fees	1,247,690
Shareholder servicing costs	24,019
Administrative services fee	72,303
Independent Trustees’ compensation	13,397
Custodian fee	94,225
Shareholder communications	10,257
Audit and tax fees	33,795
Legal fees	9,062
Miscellaneous	28,730
Total expenses		$5,261,725
Fees paid indirectly	(141)
Reduction of expenses by investment adviser	(3,502)
Net expenses		$5,258,082
Net investment income		$10,524,151
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$8,206,125
Futures contracts	(9,445,846)
Foreign currency	26,242,218
Net realized gain (loss) on investments and foreign currency		$25,002,497
Change in unrealized appreciation (depreciation)
Investments	$(5,993,804)
Futures contracts	(2,157,623)
Translation of assets and liabilities in foreign currencies	(5,616,120)
Net unrealized gain (loss) on investments and foreign currency translation		$(13,767,547)
Net realized and unrealized gain (loss) on investments and foreign currency		$11,234,950
Change in net assets from operations		$21,759,101

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$10,524,151	$18,619,353
Net realized gain (loss) on investments and foreign currency	25,002,497	(15,094,747)
Net unrealized gain (loss) on investments and foreign currency translation	(13,767,547)	88,945,925
Change in net assets from operations	$21,759,101	$92,470,531
Distributions declared to shareholders
From net investment income	$—	$(18,750,120)
Change in net assets from fund share transactions	$(43,904,796)	$(6,063,932)
Total change in net assets	$(22,145,695)	$67,656,479
Net assets
At beginning of period	1,067,354,055	999,697,576
At end of period (including undistributed net investment income of $11,953,494 and $1,429,343, respectively)	$1,045,208,360	$1,067,354,055

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.27		$14.22	$14.20	$13.56	$12.89	$17.59
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.30	$0.32	$0.24	$0.27	$0.37
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		1.04	(0.10)	0.51	1.44	(2.68)
Total from investment operations	$0.33		$1.34	$0.22	$0.75	$1.71	$(2.31)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.14)	$(0.11)	$(1.04)	$(0.86)
From net realized gain on investments	—		—	(0.06)	—	—	(1.53)
Total distributions declared to shareholders	$—		$(0.29)	$(0.20)	$(0.11)	$(1.04)	$(2.39)
Net asset value, end of period (x)	$15.60		$15.27	$14.22	$14.20	$13.56	$12.89
Total return (%) (k)(r)(s)(x)	2.16	(n)	9.49	1.55	5.53	15.16	(15.42)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.75	(a)	0.76	0.80	0.93	1.06	0.98
Expenses after expense reductions (f)	0.75	(a)	0.76	0.80	0.90	0.90	0.90
Net investment income	2.20	(a)	2.02	2.21	1.76	2.17	2.48
Portfolio turnover	37	(n)	38	56	73	66	75
Net assets at end of period (000 omitted)	$71,954		$73,189	$77,255	$87,137	$92,880	$93,254

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.09		$14.06	$14.07	$13.46	$12.79	$17.46
Income (loss) from investment operations
Net investment income (d)	$0.15		$0.26	$0.27	$0.20	$0.24	$0.34
Net realized and unrealized gain (loss) on investments and foreign currency	0.15		1.03	(0.09)	0.51	1.42	(2.66)
Total from investment operations	$0.30		$1.29	$0.18	$0.71	$1.66	$(2.32)
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.13)	$(0.10)	$(0.99)	$(0.82)
From net realized gain on investments	—		—	(0.06)	—	—	(1.53)
Total distributions declared to shareholders	$—		$(0.26)	$(0.19)	$(0.10)	$(0.99)	$(2.35)
Net asset value, end of period (x)	$15.39		$15.09	$14.06	$14.07	$13.46	$12.79
Total return (%) (k)(r)(s)(x)	1.99	(n)	9.26	1.29	5.31	14.78	(15.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.01	1.05	1.18	1.31	1.23
Expenses after expense reductions (f)	1.00	(a)	1.01	1.05	1.15	1.15	1.15
Net investment income	1.95	(a)	1.77	1.92	1.48	1.92	2.25
Portfolio turnover	37	(n)	38	56	73	66	75
Net assets at end of period (000 omitted)	$973,254		$994,165	$922,442	$400,318	$11,228	$12,451

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Tactical Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on

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Notes to Financial Statements (unaudited) – continued

which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$182,568,758	$—	$—	$182,568,758
Japan	40,923,471	10,593,446	—	51,516,917
United Kingdom	4,306,331	42,413,799	—	46,720,130
Switzerland	2,507,561	20,361,878	—	22,869,439
Germany	10,295,705	6,952,255	—	17,247,960
France	7,706,678	4,642,294	—	12,348,972
Netherlands	—	7,060,975	—	7,060,975
Sweden	4,893,458	—	—	4,893,458
Canada	4,005,864	—	—	4,005,864
Other Countries	7,682,436	10,261,877	—	17,944,313
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	18,676,563	—	18,676,563
Non-U.S. Sovereign Debt	—	366,933,380	—	366,933,380
U.S. Corporate Bonds	—	81,812,929	—	81,812,929
Residential Mortgage-Backed Securities	—	77,486,648	—	77,486,648
Commercial Mortgage-Backed Securities	—	31,037,342	—	31,037,342

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Notes to Financial Statements (unaudited) – continued

Investments at Value	Level 1	Level 2	Level 3	Total
Asset-Backed Securities (including CDOs)	$—	$261,171	$—	$261,171
Foreign Bonds	—	61,975,395	—	61,975,395
Mutual Funds	58,921,450	—	—	58,921,450
Total Investments	$323,811,712	$740,469,952	$—	$1,064,281,664

Other Financial Instruments
Futures Contracts	$1,027,321	$(1,475,796)	$—	$(448,475)
Forward Foreign Currency Exchange Contracts	—	6,753,966	—	6,753,966

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $10,908,388 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $64,109,685 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were purchased options, futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$2,866,866	$—
Foreign Exchange	Forward Foreign Currency Exchange	19,180,705	(12,426,739)
Equity	Equity Futures	2,993,868	(6,309,209)
Equity	Purchased Equity Options	1,755,000	—
Total		$26,796,439	$(18,735,948)

(a)	The value of purchased options outstanding is included in total investments, at value, within the fund’s Statement of Assets and Liabilities. The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency	Investments (Purchased Options)
Interest Rate	$1,656,764	$—	$—
Foreign Exchange	—	27,287,329	—
Equity	(11,102,610)	—	(1,712,615)
Total	$(9,445,846)	$27,287,329	$(1,712,615)

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Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$3,438,245	$—	$—
Foreign Exchange	—	(5,486,042)	—
Equity	(5,595,868)	—	534,805
Total	$(2,157,623)	$(5,486,042)	$534,805

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

The following table presents the fund’s derivative assets and liabilities (by type) on a gross basis as of June 30, 2013:

Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$74,835	$(1,182,778)
Forward Foreign Currency Exchange Contracts	19,180,705	(12,426,739)
Purchased Options	1,755,000	—
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$21,010,540	$(13,609,517)
Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,717,694	(1,756,025)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$18,292,846	$(11,853,492)

(a)	The amount presented here represents the fund’s current day variation margin for futures contracts. This amount, which is recognized within the fund’s Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the fund’s Portfolio of Investments.

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Notes to Financial Statements (unaudited) – continued

The following table presents (by counterparty) the fund’s derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$401,335	(401,335)	—	—	$—
Citibank N.A.	315,884	(252,147)	—	(63,737)	—
Deutsche Bank	202,412	(202,412)	—	—	—
Goldman Sachs International	2,713,341	(2,713,341)	—	—	—
JP Morgan Chase Bank N.A.	14,030,057	(7,141,367)	—	(3,116,433)	3,772,257
Westpac Banking Corp.	629,817	—	—	—	629,817
Total	$18,292,846	(10,710,602)	—	(3,180,170)	$4,402,074

The following table presents (by counterparty) the fund’s derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2013:

		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amounts of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(582,113)	401,335	—	10,000	$(170,778)
Citibank N.A.	(252,147)	252,147	—	—	—
Deutsche Bank	(870,660)	202,412	—	250,000	(418,248)
Goldman Sachs International	(3,007,205)	2,713,341	—	—	(293,864)
JP Morgan Chase Bank N.A.	(7,141,367)	7,141,367	—	—	—
Total	$(11,853,492)	10,710,602	—	260,000	$(882,890)

(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the net amount of derivative assets and liabilities for a counterparty cannot be less than $0.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund’s exposure to an underlying instrument.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

Whether or not the option is exercised, the fund’s maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made

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Notes to Financial Statements (unaudited) – continued

or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities.

A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

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Notes to Financial Statements (unaudited) – continued

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy disclosure. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$18,750,120

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$993,912,118
Gross appreciation	98,696,969
Gross depreciation	(28,327,423)
Net unrealized appreciation (depreciation)	$70,369,546

As of 12/31/12
Undistributed ordinary income	25,034,765
Capital loss carryforwards	(12,367,899)
Other temporary differences	(9,417,912)
Net unrealized appreciation (depreciation)	74,174,827

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Short-Term	$(8,510,865)
Long-Term	(3,857,034)
Total	$(12,367,899)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,419,916
Service Class	—	17,330,204
Total	$—	$18,750,120

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $1,459, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $24,012, which equated to 0.0045% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $7.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0135% of the fund’s average daily net assets.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,120 and are included in “Miscellaneous” expense in the Statement of Operations . MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $2,043, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$107,192,122	$124,062,567
Investments (non-U.S. Government securities)	$273,085,797	$250,508,400

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	82,712	$1,301,798	106,254	$1,569,305
Service Class	475,390	7,356,517	2,551,791	36,807,230
	558,102	$8,658,315	2,658,045	$38,376,535
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	96,923	$1,419,916
Service Class	—	—	1,196,838	17,330,204
	—	$—	1,293,761	$18,750,120
Shares reacquired
Initial Class	(261,733)	$(4,116,859)	(844,895)	$(12,446,323)
Service Class	(3,127,808)	(48,446,252)	(3,468,462)	(50,744,264)
	(3,389,541)	$(52,563,111)	(4,313,357)	$(63,190,587)
Net change
Initial Class	(179,021)	$(2,815,061)	(641,718)	$(9,457,102)
Service Class	(2,652,418)	(41,089,735)	280,167	3,393,170
	(2,831,439)	$(43,904,796)	(361,551)	$(6,063,932)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $2,714 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

MFS Global Tactical Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	64,672,375	248,253,882	(254,004,807)	58,921,450

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$36,002	$58,921,450

MFS Global Tactical Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

SEMIANNUAL REPORT

June 30, 2013

MFS® INTERNATIONAL GROWTH PORTFOLIO

MFS® Variable Insurance Trust II

FCI-SEM

MFS® INTERNATIONAL GROWTH PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS International Growth Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Groupe Danone	3.2%
LVMH Moet Hennessy Louis Vuitton S.A.	2.9%
Japan Tobacco, Inc.	2.5%
Nestle S.A.	2.4%
Compass Group PLC	2.4%
Honda Motor Co. Ltd.	2.4%
Reckitt Benckiser Group PLC	2.1%
Diageo PLC	2.0%
Linde AG	1.9%
Pernod Ricard S.A.	1.9%

Equity sectors
Consumer Staples	20.1%
Retailing	11.2%
Financial Services	10.0%
Special Products & Services	9.3%
Technology	9.1%
Health Care	8.3%
Industrial Goods & Services	7.2%
Basic Materials	7.1%
Energy	4.4%
Transportation	4.1%
Autos & Housing	3.8%
Leisure	2.5%
Utilities & Communications	1.5%

Issuer country weightings (x)
United Kingdom	18.2%
France	14.9%
Japan	11.8%
Switzerland	9.5%
Germany	8.4%
United States	4.1%
Canada	4.0%
Hong Kong	3.9%
Brazil	3.6%
Other Countries	21.6%

Currency exposure weightings (y)
Euro	29.1%
British Pound Sterling	18.2%
Japanese Yen	11.8%
Swiss Franc	9.5%
United States Dollar	9.2%
Hong Kong Dollar	4.9%
Brazilian Real	3.6%
Canadian Dollar	2.2%
Danish Krone	2.1%
Other Currencies	9.4%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS International Growth Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.03%	$1,000.00	$1,006.84	$5.13
	Hypothetical (h)	1.03%	$1,000.00	$1,019.69	$5.16
Service Class	Actual	1.28%	$1,000.00	$1,006.13	$6.37
	Hypothetical (h)	1.28%	$1,000.00	$1,018.45	$6.41

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS International Growth Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 1.3%
Rolls-Royce Holdings PLC	145,567	$2,518,656

Airlines – 1.4%
Copa Holdings S.A., “A”	21,425	$2,809,246

Alcoholic Beverages – 7.0%
Carlsberg A.S., “B”	26,453	$2,361,095
Companhia de Bebidas das Americas, ADR	23,480	876,978
Diageo PLC	139,737	4,008,109
Heineken N.V.	47,534	3,021,853
Pernod Ricard S.A.	34,473	3,822,625

		$14,090,660

Apparel Manufacturers – 6.2%
Adidas AG	11,277	$1,218,853
Cia.Hering S.A.	67,000	939,835
Compagnie Financiere Richemont S.A.	23,956	2,101,459
Li & Fung Ltd.	1,869,200	2,548,956
LVMH Moet Hennessy Louis Vuitton S.A.	35,978	5,793,766

		$12,602,869

Automotive – 3.4%
Guangzhou Automobile Group Co. Ltd., “H”	1,116,000	$1,050,026
Honda Motor Co. Ltd.	127,900	4,752,082
Toyota Motor Corp.	18,800	1,135,431

		$6,937,539

Broadcasting – 1.1%
Publicis Groupe S.A.	32,176	$2,281,614

Brokerage & Asset Managers – 1.1%
Aberdeen Asset Management PLC	199,669	$1,155,869
BM&F Bovespa S.A.	192,200	1,064,643

		$2,220,512

Business Services – 9.3%
Accenture PLC, “A”	41,400	$2,979,144
Amadeus IT Holding S.A.	51,690	1,652,116
Brenntag AG	16,325	2,479,808
Capita Group PLC	178,069	2,623,626
Compass Group PLC	375,830	4,816,485
Experian Group Ltd.	127,852	2,217,534
Intertek Group PLC	29,528	1,315,755
LPS Brasil – Consultoria de Imoveis S.A.	77,800	631,089

		$18,715,557

Computer Software – 2.8%
Dassault Systems S.A.	8,875	$1,085,670
OBIC Co. Ltd.	8,180	2,140,260
SAP AG	32,487	2,379,049

		$5,604,979

Computer Software – Systems – 0.9%
NICE Systems Ltd., ADR	49,410	$1,822,735

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 0.4%
Bellway PLC	36,101	$699,344

Consumer Products – 4.4%
L’Oreal S.A.	14,350	$2,346,252
Reckitt Benckiser Group PLC	59,132	4,191,862
Uni-Charm Corp.	42,500	2,403,962

		$8,942,076

Electrical Equipment – 3.2%
Legrand S.A.	19,997	$924,133
Mettler-Toledo International, Inc. (a)	12,267	2,468,120
Prysmian S.p.A.	40,810	758,771
Schneider Electric S.A.	32,311	2,329,474

		$6,480,498

Electronics – 3.0%
Samsung Electronics Co. Ltd.	1,984	$2,331,359
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	206,800	3,788,576

		$6,119,935

Energy – Independent – 0.9%
INPEX Corp.	419	$1,751,660

Energy – Integrated – 2.4%
BG Group PLC	222,822	$3,802,901
Suncor Energy, Inc.	38,436	1,132,943

		$4,935,844

Food & Beverages – 6.2%
Groupe Danone	86,273	$6,475,057
M. Dias Branco S.A. Industria e Comercio de Alimentos	27,100	1,014,117
Nestle S.A.	75,208	4,919,086

		$12,408,260

Food & Drug Stores – 2.7%
Dairy Farm International Holdings Ltd.	82,800	$996,044
Lawson, Inc.	31,300	2,389,000
Shoppers Drug Mart Corp.	17,930	827,197
Sundrug Co. Ltd.	27,700	1,175,812

		$5,388,053

Gaming & Lodging – 0.7%
Sands China Ltd.	311,600	$1,455,414

General Merchandise – 1.2%
Dollarama, Inc.	27,640	$1,934,563
Lojas Renner S.A.	19,700	564,598

		$2,499,161

Insurance – 1.4%
AIA Group Ltd.	662,200	$2,782,939

4

MFS International Growth Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Internet – 1.4%
NHN Corp.	4,359	$1,110,736
Yahoo Japan Corp.	3,613	1,785,344

		$2,896,080

Machinery & Tools – 2.7%
KONE Oyj “B”	17,163	$1,360,538
Schindler Holding AG	12,496	1,738,069
Weir Group PLC	72,810	2,393,558

		$5,492,165

Major Banks – 2.0%
HSBC Holdings PLC	165,406	$1,715,736
Standard Chartered PLC	107,515	2,321,228

		$4,036,964

Medical & Health Technology & Services – 1.2%
Fleury S.A.	20,200	$164,761
Fresenius Medical Care AG & Co. KGaA	32,322	2,289,928

		$2,454,689

Medical Equipment – 2.5%
Essilor International S.A.	17,593	$1,871,839
Sonova Holding AG	28,979	3,074,158

		$4,945,997

Metals & Mining – 1.4%
Iluka Resources Ltd.	71,861	$648,794
Rio Tinto Ltd.	44,503	2,113,781

		$2,762,575

Network & Telecom – 1.0%
Ericsson, Inc., “B”	182,313	$2,064,788

Oil Services – 1.1%
Saipem S.p.A.	81,427	$1,317,472
Technip	9,520	962,181

		$2,279,653

Other Banks & Diversified Financials – 5.5%
Banco Santander Chile, ADR	43,360	$1,060,152
Bank Rakyat Indonesia	1,599,500	1,239,227
Credicorp Ltd.	12,805	1,638,528
HDFC Bank Ltd.	169,959	1,914,809
Itau Unibanco Holding S.A., ADR	162,048	2,093,660
Julius Baer Group Ltd.	46,567	1,809,565
Sberbank of Russia	443,900	1,263,220

		$11,019,161

Pharmaceuticals – 4.6%
Bayer AG	24,739	$2,638,269
Novo Nordisk A/S, “B”	11,846	1,844,275
Roche Holding AG	14,773	3,660,518
Santen Pharmaceutical Co. Ltd.	26,800	1,153,821

		$9,296,883

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Precious Metals & Minerals – 0.3%
Goldcorp, Inc.	23,670	$587,868

Railroad & Shipping – 2.7%
Canadian National Railway Co.	36,830	$3,582,454
Kuehne & Nagel, Inc. AG	16,470	1,805,761

		$5,388,215

Restaurants – 0.7%
Whitbread PLC	31,363	$1,462,555

Specialty Chemicals – 5.4%
Akzo Nobel N.V.	21,536	$1,209,704
Croda International PLC	39,499	1,492,277
L’Air Liquide S.A.	17,070	2,099,982
Linde AG	20,980	3,906,566
Symrise AG	53,294	2,151,789

		$10,860,318

Specialty Stores – 1.1%
Industria de Diseno Textil S.A.	18,600	$2,296,141

Telecommunications – Wireless – 0.4%
MTN Group Ltd.	44,240	$820,613

Telephone Services – 1.1%
China Unicom (Hong Kong) Ltd.	1,638,000	$2,156,349

Tobacco – 2.5%
Japan Tobacco, Inc.	144,800	$5,117,204

Total Common Stocks (Identified Cost, $156,215,029)		$199,005,769

MONEY MARKET FUNDS – 1.4%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	2,769,182	$2,769,182

Total Investments (Identified Cost, $158,984,211)		$201,774,951

OTHER ASSETS, LESS LIABILITIES – 0.0%		33,269

Net Assets – 100.0%		$201,808,220

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes to Financial Statements

5

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $156,215,029)	$199,005,769
Underlying affiliated funds, at cost and value	2,769,182
Total investments, at value (identified cost, $158,984,211)	$201,774,951
Foreign currency, at value (identified cost, $46,093)	45,874
Receivables for
Investments sold	105,848
Fund shares sold	688,392
Interest and dividends	404,804
Other assets	1,558
Total assets		$203,021,427
Liabilities
Payable to custodian	$147
Payables for
Investments purchased	561,382
Fund shares reacquired	525,231
Payable to affiliates
Investment adviser	20,302
Shareholder servicing costs	78
Distribution and/or service fees	814
Payable for independent Trustees’ compensation	1,699
Deferred country tax expense payable	40,787
Accrued expenses and other liabilities	62,767
Total liabilities		$1,213,207
Net assets		$201,808,220
Net assets consist of
Paid-in capital	$152,346,702
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,421 deferred country tax)	42,784,287
Accumulated net realized gain (loss) on investments and foreign currency	2,018,480
Undistributed net investment income	4,658,751
Net assets		$201,808,220
Shares of beneficial interest outstanding		15,262,247

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$172,212,601	13,007,975	$13.24
Service Class	29,595,619	2,254,272	13.13

See Notes to Financial Statements

6

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$3,273,354
Interest	57,075
Dividends from underlying affiliated funds	967
Foreign taxes withheld	(325,531)
Total investment income		$3,005,865
Expenses
Management fee	$939,689
Distribution and/or service fees	37,311
Shareholder servicing costs	3,456
Administrative services fee	18,590
Independent Trustees’ compensation	4,918
Custodian fee	61,502
Shareholder communications	4,803
Audit and tax fees	27,339
Legal fees	1,756
Miscellaneous	10,711
Total expenses		$1,110,075
Fees paid indirectly	(25)
Reduction of expenses by investment adviser	(682)
Net expenses		$1,109,368
Net investment income		$1,896,497
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $141,388 country tax)	$5,103,680
Foreign currency	(48,402)
Net realized gain (loss) on investments and foreign currency		$5,055,278
Change in unrealized appreciation (depreciation)
Investments (net of $301,838 decrease in deferred country tax)	$(5,140,362)
Translation of assets and liabilities in foreign currencies	(3,312)
Net unrealized gain (loss) on investments and foreign currency translation		$(5,143,674)
Net realized and unrealized gain (loss) on investments and foreign currency		$(88,396)
Change in net assets from operations		$1,808,101

See Notes to Financial Statements

7

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,896,497	$2,876,256
Net realized gain (loss) on investments and foreign currency	5,055,278	(26,004)
Net unrealized gain (loss) on investments and foreign currency translation	(5,143,674)	40,275,426
Change in net assets from operations	$1,808,101	$43,125,678
Distributions declared to shareholders
From net investment income	$—	$(2,510,069)
Change in net assets from fund share transactions	$(4,726,998)	$(52,864,064)
Total change in net assets	$(2,918,897)	$(12,248,455)
Net assets
At beginning of period	204,727,117	216,975,572
At end of period (including undistributed net investment income of $4,658,751 and $2,762,254, respectively)	$201,808,220	$204,727,117

See Notes to Financial Statements

8

MFS International Growth Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years.

Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.13		$11.08	$13.85	$12.13	$8.90	$17.63
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.15	$0.15	$0.15	$0.14	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		2.02	(1.60)	1.68	3.20	(6.04)
Total from investment operations	$0.11		$2.17	$(1.45)	$1.83	$3.34	$(5.88)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.15)	$(0.11)	$(0.11)	$(0.19)
From net realized gain on investments	—		—	(1.17)	—	—	(2.66)
Total distributions declared to shareholders	$—		$(0.12)	$(1.32)	$(0.11)	$(0.11)	$(2.85)
Net asset value, end of period (x)	$13.24		$13.13	$11.08	$13.85	$12.13	$8.90
Total return (%) (k)(r)(s)(x)	0.84	(n)	19.71	(10.89)	15.16	38.06	(39.82)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.03	(a)	1.04	1.06	1.09	1.25	1.22
Expenses after expense reductions (f)	1.03	(a)	1.04	N/A	N/A	N/A	N/A
Net investment income	1.85	(a)	1.23	1.16	1.21	1.39	1.25
Portfolio turnover	14	(n)	49	52	66	56	73
Net assets at end of period (000 omitted)	$172,213		$175,946	$188,066	$221,456	$179,925	$87,034

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.04		$11.00	$13.76	$12.06	$8.84	$17.53
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.12	$0.11	$0.11	$0.12	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	(0.02)		2.01	(1.58)	1.67	3.18	(6.00)
Total from investment operations	$0.09		$2.13	$(1.47)	$1.78	$3.30	$(5.87)
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.12)	$(0.08)	$(0.08)	$(0.16)
From net realized gain on investments	—		—	(1.17)	—	—	(2.66)
Total distributions declared to shareholders	$—		$(0.09)	$(1.29)	$(0.08)	$(0.08)	$(2.82)
Net asset value, end of period (x)	$13.13		$13.04	$11.00	$13.76	$12.06	$8.84
Total return (%) (k)(r)(s)(x)	0.69	(n)	19.45	(11.11)	14.86	37.69	(39.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.28	(a)	1.29	1.31	1.34	1.50	1.46
Expenses after expense reductions (f)	1.28	(a)	1.29	N/A	N/A	N/A	N/A
Net investment income	1.61	(a)	0.98	0.89	0.94	1.17	1.04
Portfolio turnover	14	(n)	49	52	66	56	73
Net assets at end of period (000 omitted)	$29,596		$28,781	$28,910	$31,348	$27,338	$18,056

See Notes to Financial Statements

9

MFS International Growth Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS International Growth Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS International Growth Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events

11

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$1,715,736	$35,019,759	$—	$36,735,495
France	13,255,191	16,737,402	—	29,992,593
Japan	20,267,572	3,537,004	—	23,804,576
Switzerland	3,074,158	16,034,458	—	19,108,616
Germany	7,497,126	9,567,136	—	17,064,262
Canada	8,065,025	—	—	8,065,025
Hong Kong	—	7,783,353	—	7,783,353
Brazil	7,349,681	—	—	7,349,681
United States	5,447,264	—	—	5,447,264
Other Countries	22,641,670	21,013,234	—	43,654,904
Mutual Funds	2,769,182	—	—	2,769,182
Total Investments	$92,082,605	$109,692,346	$—	$201,774,951

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $7,070,876 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $45,283,355 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of

12

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2013, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,510,069

13

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$162,055,241
Gross appreciation	46,210,675
Gross depreciation	(6,490,965)
Net unrealized appreciation (depreciation)	$39,719,710

As of 12/31/12
Undistributed ordinary income	2,765,343
Undistributed long-term capital gain	73,598
Other temporary differences	(347,434)
Net unrealized appreciation (depreciation)	45,161,910

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$2,288,995
Service Class	—	221,074
Total	$—	$2,510,069

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $284, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.35% of average daily net assets for the Initial Class shares and 1.60% of average daily net assets for the Service Class shares. This written agreement will continue until April 30, 2014. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

14

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,446, which equated to 0.0033% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $10.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0178% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $791 and are included in “Miscellaneous” expense in the Statement of Operations . MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $398, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $28,556,030 and $33,287,449, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	443,914	$6,063,878	2,804,887	$32,459,829
Service Class	243,866	3,323,442	263,326	3,136,358
	687,780	$9,387,320	3,068,213	$35,596,187
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	189,958	$2,288,995
Service Class	—	—	18,454	221,074
	—	$—	208,412	$2,510,069
Shares reacquired
Initial Class	(831,565)	$(11,448,159)	(6,567,676)	$(82,323,451)
Service Class	(196,265)	(2,666,159)	(702,254)	(8,646,869)
	(1,027,830)	$(14,114,318)	(7,269,930)	$(90,970,320)
Net change
Initial Class	(387,651)	$(5,384,281)	(3,572,831)	$(47,574,627)
Service Class	47,601	657,283	(420,474)	(5,289,437)
	(340,050)	$(4,726,998)	(3,993,305)	$(52,864,064)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 29%,14%, and 9%, respectively, of the value of outstanding voting shares of the fund.

15

MFS International Growth Portfolio

Notes to Financial Statements (unaudited) – continued

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $520 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	63,117	18,596,720	(15,890,655)	2,769,182

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$967	$2,769,182

16

MFS International Growth Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® UTILITIES PORTFOLIO

MFS® Variable Insurance Trust II

UTS-SEM

MFS® UTILITIES PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Utilities Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Utilities Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Comcast Corp., “Special A”	3.8%
Energias de Portugal S.A.	3.0%
Kinder Morgan, Inc.	2.8%
Calpine Corp.	2.7%
Edison International	2.6%
CMS Energy Corp.	2.5%
NRG Energy, Inc.	2.5%
Time Warner Cable, Inc.	2.3%
AES Corp.	2.1%
EQT Corp.	2.0%

Top five industries (i)
Utilities-Electric Power	46.0%
Cable TV	10.6%
Natural Gas-Pipeline	8.9%
Telecommunications-Wireless	8.7%
Natural Gas-Pipeline	8.1%

Issuer country weightings (i)(x)
United States	67.1%
Brazil	5.9%
Portugal	5.1%
Spain	3.9%
United Kingdom	2.6%
Russia	1.7%
Canada	1.6%
Italy	1.4%
Israel	1.3%
Other Countries	9.4%

(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Utilities Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.84%	$1,000.00	$1,097.78	$4.37
	Hypothetical (h)	0.84%	$1,000.00	$1,020.63	$4.21
Service Class	Actual	1.09%	$1,000.00	$1,095.93	$5.66
	Hypothetical (h)	1.09%	$1,000.00	$1,019.39	$5.46

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Utilities Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 91.3%
Broadcasting – 0.0%
SIRIUS XM Radio, Inc.	26,940	$90,248

Cable TV – 10.6%
Astro Malaysia Holdings Berhad	1,630,700	$1,563,861
Comcast Corp., “Special A”	292,080	11,586,813
Kabel Deutschland Holding AG	9,831	1,079,770
Liberty Global PLC, “A” (a)	58,446	4,329,680
Liberty Global PLC, “C” (a)	32,145	2,182,323
Telenet Group Holding N.V.	16,138	738,880
Time Warner Cable, Inc.	61,559	6,924,155
Ziggo N.V.	88,760	3,543,379

		$31,948,861

Energy – Independent – 5.7%
Anadarko Petroleum Corp.	17,630	$1,514,946
Cabot Oil & Gas Corp.	17,590	1,249,242
CONSOL Energy, Inc.	24,370	660,427
Energen Corp.	51,780	2,706,023
EQT Corp.	77,630	6,161,493
Noble Energy, Inc.	34,360	2,062,974
QEP Resources, Inc.	101,370	2,816,059

		$17,171,164

Natural Gas – Distribution – 8.0%
AGL Energy Ltd.	69,480	$916,598
China Resources Gas Group Ltd.	306,000	785,068
Gas Natural SDG S.A.	68,570	1,376,803
GDF SUEZ	129,524	2,525,498
Hong Kong & China Gas Co. Ltd.	129,000	314,365
Infraestructura Energetica Nova, S.A. de C.V (a)	142,900	514,696
NiSource, Inc.	89,820	2,572,445
ONEOK, Inc.	89,350	3,691,049
Questar Corp.	18,870	450,050
Sempra Energy	62,170	5,083,019
Snam Rete Gas S.p.A.	530,480	2,416,747
Spectra Energy Corp.	106,430	3,667,578

		$24,313,916

Natural Gas – Pipeline – 8.9%
APA Group	72,996	$398,317
Cheniere Energy, Inc. (a)	28,280	785,053
Enagas S.A.	168,451	4,162,730
Enbridge, Inc.	68,730	2,889,183
Kinder Morgan, Inc.	223,166	8,513,783
TransCanada Corp.	42,500	1,829,799
Williams Cos., Inc.	131,167	4,258,992
Williams Partners LP	77,570	4,002,612

		$26,840,469

Oil Services – 1.4%
Ensco PLC, “A”	44,190	$2,568,323
Noble Corp.	44,590	1,675,692

		$4,244,015

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telecommunications – Wireless – 8.0%
American Tower Corp., REIT	61,740	$4,517,516
Cellcom Israel Ltd.	111,522	1,029,348
KDDI Corp.	3,100	161,283
MegaFon OAO, GDR	25,240	788,750
Mobile TeleSystems OJSC	36,600	288,578
Mobile TeleSystems OJSC, ADR	195,630	3,705,232
SBA Communications Corp. (a)	30,980	2,296,238
Tele2 AB, “B”	103,069	1,205,944
Telefonica Deutschland Holding AG	112,790	816,281
TIM Participacoes S.A., ADR	206,827	3,846,982
Turkcell Iletisim Hizmetleri A.S. (a)	368,950	2,142,500
Vodafone Group PLC	1,125,950	3,231,160

		$24,029,812

Telephone Services – 8.0%
Bezeq – The Israel Telecommunication Corp. Ltd.	2,084,930	$2,771,271
BT Group PLC	266,830	1,248,668
CenturyLink, Inc.	75,725	2,676,879
Frontier Communications Corp. (l)	339,970	1,376,879
Oi S.A., IPS	255,500	448,858
Portugal Telecom, SGPS, S.A.	356,493	1,387,446
PT XL Axiata Tbk	2,323,000	1,126,863
TDC A.S.	386,508	3,126,874
Telecom Italia S.p.A.	3,280,719	1,812,852
Telefonica Brasil S.A., ADR	72,666	1,658,238
Verizon Communications, Inc.	54,160	2,726,414
Windstream Corp.	481,520	3,712,519

		$24,073,761

Utilities – Electric Power – 40.3%
AES Corp.	530,130	$6,356,259
Aksa Enerji Uretim A.S. (a)	736,642	1,290,947
Alliant Energy Corp.	36,330	1,831,759
Ameren Corp.	9,210	317,192
American Electric Power Co., Inc.	77,240	3,458,807
Calpine Corp. (a)	383,970	8,151,683
CenterPoint Energy, Inc.	141,580	3,325,714
CEZ A.S.	73,319	1,757,238
Cheung Kong Infrastructure Holdings Ltd.	253,000	1,682,286
China Longyuan Power Group	821,000	845,736
CLP Holdings Ltd.	180,000	1,453,313
CMS Energy Corp.	277,940	7,551,630
Companhia Energetica de Minas Gerais, IPS	372,922	3,327,527
Companhia Paranaense de Energia, ADR	60,620	752,900
Companhia Paranaense de Energia, IPS	117,600	1,458,833
Dominion Resources, Inc.	26,560	1,509,139
DTE Energy Co.	9,030	605,100
Duke Energy Corp.	55,870	3,771,225
Dynegy, Inc. (a)	4,060	91,553
E.On Russia JSC	5,010,603	358,834
Edison International	161,820	7,793,251
EDP Renovaveis S.A.	968,116	4,951,237

4

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Energias de Portugal S.A.	2,793,316	$8,998,898
Energias do Brasil S.A.	478,200	2,428,129
Fortum Corp.	22,168	414,114
Great Plains Energy, Inc.	69,190	1,559,543
Iberdrola S.A.	448,593	2,354,402
ITC Holdings Corp.	22,370	2,042,381
Light S.A.	156,560	1,091,047
National Grid PLC	66,093	747,610
NextEra Energy, Inc.	59,420	4,841,542
Northeast Utilities	54,630	2,295,553
NRG Energy, Inc.	279,735	7,468,925
OGE Energy Corp.	68,960	4,703,072
PG&E Corp.	26,230	1,199,498
Pinnacle West Capital Corp.	20,650	1,145,456
Portland General Electric Co.	98,680	3,018,621
PPL Corp.	44,550	1,348,083
Public Service Enterprise Group, Inc.	162,490	5,306,923
Red Electrica de Espana	72,541	3,978,762
SSE PLC	93,966	2,169,345
Terna Participacoes S.A., IEU	102,020	977,062
Tractebel Energia S.A.	55,600	863,895

		$121,595,024

Utilities – Water – 0.4%
Aguas Andinas S.A.	286,995	$204,436
Companhia de Saneamento de Minas Gerais – Copasa MG	55,400	893,809

		$1,098,245

Total Common Stocks (Identified Cost, $265,229,023)		$275,405,515

BONDS – 0.2%
Asset-Backed & Securitized – 0.0%
Falcon Franchise Loan LLC, FRN, 7.269%, 2023 (i)(z)	$137,769	$16,532

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 0.2%
Viridian Group FundCo II, Ltd., 11.125%, 2017 (z)	$436,000	$447,990

Total Bonds (Identified Cost, $429,945)		$464,522

CONVERTIBLE PREFERRED STOCKS – 5.5%
Utilities – Electric Power – 5.5%
Dominion Resources, Inc., “A”, 6.125%	30,240	$1,518,048
Dominion Resources, Inc., “B”, 6%	30,240	1,513,512
NextEra Energy, Inc., 7%	59,310	3,603,083
NextEra Energy, Inc., 8.375%	41,040	2,279,362
PPL Corp., 9.5%	65,290	3,421,849
PPL Corp., 8.75%	80,380	4,342,128

Total Convertible Preferred Stocks (Identified Cost, $15,834,234)		$16,677,982

CONVERTIBLE BONDS – 0.8%
Telecommunications – Wireless – 0.8%
SBA Communications Corp., 4%, 2014 (Identified Cost, $1,093,485)	$951,000	$2,331,139

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	4,650,944	$4,650,944

COLLATERAL FOR SECURITIES LOANED – 0.9%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	2,812,072	$2,812,072

Total Investments (Identified Cost, $290,049,703)		$302,342,174

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(774,592)

Net Assets – 100.0%		$301,567,582

(a)	Non-income producing security.

(i)	Interest only security for which the series receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 7.269%, 2023	1/18/02	$5,273	$16,532
Viridian Group FundCo II, Ltd., 11.125%, 2017	3/01/12	424,672	447,990
Total Restricted Securities			$464,522
% of Net assets			0.2%

5

MFS Utilities Portfolio

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

GBP	British Pound

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	UBS AG	76,234	7/16/13	$99,132	$99,235	$103
SELL	EUR	Barclays Bank PLC	7,304,206	9/18/13	9,733,951	9,510,753	223,198
SELL	EUR	Citibank N.A.	38,885	7/16/13	50,635	50,618	17
SELL	EUR	Credit Suisse Group	100,103	7/16/13	131,070	130,307	763
SELL	EUR	Deutsche Bank AG	2,208,670	7/16/13	2,887,398	2,875,074	12,324
SELL	EUR	JPMorgan Chase Bank N.A.	3,553,524	7/16/13	4,651,291	4,625,699	25,592
SELL	EUR	UBS AG	7,335,367	7/16/13-9/18/13	9,774,882	9,551,315	223,567
SELL	GBP	Barclays Bank PLC	627,422	7/15/13-7/16/13	973,467	954,188	19,279
SELL	GBP	Credit Suisse Group	3,136,692	7/16/13	4,806,635	4,770,297	36,338
SELL	GBP	Deutsche Bank AG	3,253,598	7/16/13	4,989,070	4,948,088	40,982
SELL	GBP	JPMorgan Chase Bank N.A.	673,299	7/16/13	1,024,026	1,023,956	70

							$582,233

Liability Derivatives
BUY	EUR	Barclays Bank PLC	158,559	7/16/13	$208,307	$206,399	$(1,908)
BUY	EUR	Credit Suisse Group	134,066	7/16/13	177,297	174,516	(2,781)
BUY	EUR	Deutsche Bank AG	73,698	7/16/13	97,741	95,934	(1,807)
BUY	EUR	Goldman Sachs International	62,267	7/16/13	81,290	81,054	(236)
BUY	EUR	JPMorgan Chase Bank N.A.	371,235	7/16/13	490,701	483,245	(7,456)
BUY	EUR	UBS AG	345,807	7/16/13	455,416	450,144	(5,272)
SELL	EUR	Barclays Bank PLC	1,181	7/16/13	1,534	1,537	(3)
SELL	EUR	Deutsche Bank AG	156,299	7/16/13	202,552	203,458	(906)
SELL	EUR	Goldman Sachs International	72,916	7/16/13	93,571	94,917	(1,346)
SELL	EUR	JPMorgan Chase Bank N.A.	1,698,903	7/16/13	2,198,767	2,211,499	(12,732)
BUY	GBP	Barclays Bank PLC	780,000	9/18/13	1,223,137	1,185,736	(37,401)
BUY	GBP	Credit Suisse Group	73,386	7/16/13	112,167	111,606	(561)
BUY	GBP	JPMorgan Chase Bank N.A.	3,790,432	7/16/13	5,863,075	5,764,508	(98,567)
SELL	GBP	Citibank N.A.	198,183	7/16/13	300,712	301,398	(686)

							$(171,662)

See Notes to Financial Statements

6

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $285,398,759)	$297,691,230
Underlying affiliated funds, at cost and value	4,650,944
Total investments, at value, including $2,710,134 of securities on loan (identified cost, $290,049,703)	$302,342,174
Cash	110,303
Restricted cash	40,000
Foreign currency, at value (identified cost, $115,494)	114,254
Receivables for
Forward foreign currency exchange contracts	582,233
Investments sold	2,630,699
Fund shares sold	259,895
Interest and dividends	1,473,921
Other assets	1,797
Total assets		$307,555,276
Liabilities
Payables for
Forward foreign currency exchange contracts	$171,662
Investments purchased	1,960,646
Fund shares reacquired	772,818
Collateral for securities loaned, at value	2,812,072
Payable to affiliates
Investment adviser	26,707
Shareholder servicing costs	92
Distribution and/or service fees	3,307
Payable for independent Trustees’ compensation	1,673
Deferred country tax expense payable	169,607
Accrued expenses and other liabilities	69,110
Total liabilities		$5,987,694
Net assets		$301,567,582
Net assets consist of
Paid-in capital	$235,322,202
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $17,796 deferred country tax)	12,641,205
Accumulated net realized gain (loss) on investments and foreign currency	39,006,453
Undistributed net investment income	14,597,722
Net assets		$301,567,582
Shares of beneficial interest outstanding		11,348,518

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$180,320,862	6,752,583	$26.70
Service Class	121,246,720	4,595,935	26.38

See Notes to Financial Statements

7

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$7,260,251
Interest	117,322
Dividends from underlying affiliated funds	4,914
Foreign taxes withheld	(380,196)
Total investment income		$7,002,291
Expenses
Management fee	$1,143,422
Distribution and/or service fees	152,541
Shareholder servicing costs	2,192
Administrative services fee	24,596
Independent Trustees’ compensation	5,047
Custodian fee	58,103
Shareholder communications	8,999
Audit and tax fees	24,526
Legal fees	2,539
Miscellaneous	11,745
Total expenses		$1,433,710
Fees paid indirectly	(12)
Reduction of expenses by investment adviser	(1,002)
Net expenses		$1,432,696
Net investment income		$5,569,595
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $74,505 country tax)	$17,862,964
Foreign currency	(170,717)
Net realized gain (loss) on investments and foreign currency		$17,692,247
Change in unrealized appreciation (depreciation)
Investments (net of $68,358 decrease in deferred country tax)	$3,999,360
Translation of assets and liabilities in foreign currencies	938,592
Net unrealized gain (loss) on investments and foreign currency translation		$4,937,952
Net realized and unrealized gain (loss) on investments and foreign currency		$22,630,199
Change in net assets from operations		$28,199,794

See Notes to Financial Statements

8

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$5,569,595		$9,333,094
Net realized gain (loss) on investments and foreign currency	17,692,247		29,384,722
Net unrealized gain (loss) on investments and foreign currency translation	4,937,952		1,040,198
Change in net assets from operations	$28,199,794		$39,758,014
Distributions declared to shareholders
From net investment income	$—		$(13,720,002)
Change in net assets from fund share transactions	$(21,707,714)		$(39,940,105)
Total change in net assets	$6,492,080		$(13,902,093)
Net assets
At beginning of period	295,075,502		308,977,595
At end of period (including undistributed net investment income of $14,597,722 and $9,028,127, respectively)	$301,567,582		$295,075,502

See Notes to Financial Statements

9

MFS Utilities Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$24.33		$22.34	$21.64	$19.61	$15.56	$29.51
Income (loss) from investment operations
Net investment income (d)	$0.49		$0.74	$0.83	$0.67	$0.69	$0.62
Net realized and unrealized gain (loss) on investments and foreign currency	1.88		2.36	0.67	1.98	4.21	(9.78)
Total from investment operations	$2.37		$3.10	$1.50	$2.65	$4.90	$(9.16)
Less distributions declared to shareholders
From net investment income	$—		$(1.11)	$(0.80)	$(0.62)	$(0.85)	$(0.47)
From net realized gain on investments	—		—	—	—	—	(4.32)
Total distributions declared to shareholders	$—		$(1.11)	$(0.80)	$(0.62)	$(0.85)	$(4.79)
Net asset value, end of period (x)	$26.70		$24.33	$22.34	$21.64	$19.61	$15.56
Total return (%) (k)(r)(s)(x)	9.74	(n)	14.11	7.12	13.90	33.63	(37.16)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.84	0.87	0.88	0.88	0.86
Expenses after expense reductions (f)	0.84	(a)	0.84	N/A	N/A	N/A	N/A
Net investment income	3.74	(a)	3.17	3.69	3.43	4.14	2.73
Portfolio turnover	28	(n)	48	52	55	70	63
Net assets at end of period (000 omitted)	$180,321		$176,525	$178,973	$191,566	$199,634	$178,805

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$24.06		$22.10	$21.42	$19.43	$15.41	$29.28
Income (loss) from investment operations
Net investment income (d)	$0.45		$0.67	$0.77	$0.62	$0.63	$0.57
Net realized and unrealized gain (loss) on investments and foreign currency	1.87		2.34	0.66	1.96	4.18	(9.71)
Total from investment operations	$2.32		$3.01	$1.43	$2.58	$4.81	$(9.14)
Less distributions declared to shareholders
From net investment income	$—		$(1.05)	$(0.75)	$(0.59)	$(0.79)	$(0.41)
From net realized gain on investments	—		—	—	—	—	(4.32)
Total distributions declared to shareholders	$—		$(1.05)	$(0.75)	$(0.59)	$(0.79)	$(4.73)
Net asset value, end of period (x)	$26.38		$24.06	$22.10	$21.42	$19.43	$15.41
Total return (%) (k)(r)(s)(x)	9.64	(n)	13.83	6.84	13.60	33.27	(37.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.09	1.12	1.13	1.13	1.12
Expenses after expense reductions (f)	1.09	(a)	1.09	N/A	N/A	N/A	N/A
Net investment income	3.50	(a)	2.92	3.43	3.20	3.81	2.57
Portfolio turnover	28	(n)	48	52	55	70	63
Net assets at end of period (000 omitted)	$121,247		$118,550	$130,005	$125,116	$115,435	$83,248

See Notes to Financial Statements

10

MFS Utilities Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring litigation settlement against Enron Corp., the Initial Class and Service Class total returns for the year ended December 31, 2008 would have been lower by approximately 1.01%.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Utilities Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Utilities Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the utility industry. Issuers in a single industry can react similarly to market, economic, political and regulatory conditions and developments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s

12

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$193,230,314	$—	$—	$193,230,314
Brazil	17,747,281	—	—	17,747,281
Portugal	10,386,344	4,951,237	—	15,337,581
Spain	4,162,730	7,709,967	—	11,872,697
United Kingdom	—	7,396,782	—	7,396,782
Russia	4,493,982	647,412	—	5,141,394
Canada	4,718,982	—	—	4,718,982
Italy	2,416,747	1,812,852	—	4,229,599
Israel	3,800,619	—	—	3,800,619
Other Countries	9,531,011	19,077,237	—	28,608,248
U.S. Corporate Bonds	—	2,331,139	—	2,331,139
Commercial Mortgage-Backed Securities	—	16,532	—	16,532
Foreign Bonds	—	447,990	—	447,990
Mutual Funds	7,463,016	—	—	7,463,016
Total Investments	$257,951,026	$44,391,148	$—	$302,342,174

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$410,571	$—	$410,571

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $5,652,373 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $25,032,625 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

13

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$582,233	$(171,662)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency Transactions
Foreign Exchange	$(118,710)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$986,341

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

14

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $2,710,134 and a related liability of $2,812,072 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

15

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$13,720,002

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$290,468,381
Gross appreciation	36,965,111
Gross depreciation	(25,091,318)
Net unrealized appreciation (depreciation)	$11,873,793

As of 12/31/12
Undistributed ordinary income	8,453,195
Undistributed long-term capital gain	21,843,113
Other temporary differences	(160,590)
Net unrealized appreciation (depreciation)	7,909,868

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$8,178,600
Service Class	—	5,541,402
Total	$—	$13,720,002

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $300 million of average daily net assets	0.75%
Average daily net assets in excess of $300 million	0.675%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013,

16

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

this management fee reduction amounted to $421, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $2,183, which equated to 0.0014% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $9.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0161% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,172 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $581, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $ 83,510,001 and $105,102,809, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	48,393	$1,295,454	133,109	$3,107,251
Service Class	244,282	6,390,017	318,047	7,418,784
	292,675	$7,685,471	451,156	$10,526,035

17

MFS Utilities Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	351,919	$8,178,600
Service Class	—	—	240,826	5,541,402
	—	$—	592,745	$13,720,002
Shares reacquired
Initial Class	(551,399)	$(14,558,603)	(1,241,888)	$(29,070,845)
Service Class	(574,711)	(14,834,582)	(1,513,922)	(35,115,297)
	(1,126,110)	$(29,393,185)	(2,755,810)	$(64,186,142)
Net change
Initial Class	(503,006)	$(13,263,149)	(756,860)	$(17,784,994)
Service Class	(330,429)	(8,444,565)	(955,049)	(22,155,111)
	(833,435)	$(21,707,714)	(1,711,909)	$(39,940,105)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $768 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,415,228	44,419,507	(41,183,791)	4,650,944

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$4,914	$4,650,944

18

MFS Utilities Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2013

MFS® EMERGING MARKETS EQUITY PORTFOLIO

MFS® Variable Insurance Trust II

FCE-SEM

MFS® EMERGING MARKETS EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Emerging Markets Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2%
Samsung Electronics Co. Ltd.	3.7%
Kia Motors Corp.	2.2%
Naspers Ltd.	2.1%
Siliconware Precision Industries Co. Ltd.	1.9%
China Construction Bank	1.7%
Komercni Banka A.S.	1.7%
Hon Hai Precision Industry Co. Ltd.	1.7%
Sberbank of Russia	1.6%
Petroleo Brasileiro S.A., ADR	1.6%

Equity sectors
Financial Services	24.4%
Technology	15.5%
Retailing	10.9%
Utilities & Communications	9.1%
Energy	7.7%
Leisure	5.8%
Autos & Housing	5.3%
Basic Materials	5.3%
Consumer Staples	4.8%
Special Products & Services	4.8%
Industrial Goods & Services	2.9%
Health Care	1.8%
Transportation	1.0%

Issuer country weightings (x)
Brazil	18.7%
China	10.9%
South Korea	10.0%
Taiwan	8.9%
India	8.8%
Russia	7.1%
Hong Kong	6.8%
Mexico	4.8%
South Africa	4.1%
Other Countries	19.9%

Currency exposure weightings (y)
Brazilian Real	18.7%
Hong Kong Dollar	18.3%
South Korean Won	10.0%
United States Dollar	9.2%
Taiwan Dollar	8.9%
Indian Rupee	8.8%
Mexican Peso	4.8%
South African Rand	4.1%
Malaysian Ringgit	2.3%
Other Currencies	14.9%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Emerging Markets Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.40%	$1,000.00	$896.09	$6.58
	Hypothetical (h)	1.40%	$1,000.00	$1,017.85	$7.00
Service Class	Actual	1.65%	$1,000.00	$895.05	$7.75
	Hypothetical (h)	1.65%	$1,000.00	$1,016.61	$8.25

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Emerging Markets Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.3%
Aerospace – 0.4%
Embraer S.A., ADR	8,670	$319,836

Airlines – 0.3%
Copa Holdings S.A., “A”	2,156	$282,695

Alcoholic Beverages – 1.9%
Companhia de Bebidas das Americas, ADR	22,635	$845,417
SABMiller PLC	15,780	759,313

		$1,604,730

Apparel Manufacturers – 3.4%
Cia.Hering S.A.	25,900	$363,309
Li & Fung Ltd.	946,000	1,290,024
Stella International Holdings	438,500	1,209,881

		$2,863,214

Automotive – 4.5%
Exide Industries Ltd.	339,835	$691,679
Geely Automobile Holdings Ltd.	1,295,000	554,193
Guangzhou Automobile Group Co. Ltd., “H”	798,000	750,825
Kia Motors Corp.	34,510	1,865,681

		$3,862,378

Brokerage & Asset Managers – 1.7%
BM&F Bovespa S.A.	139,700	$773,833
Bolsa Mexicana de Valores S.A. de C.V.	108,900	270,118
CETIP S.A. – Balcao Organizado de Ativos e Derivativos	38,027	389,243

		$1,433,194

Business Services – 2.1%
Cognizant Technology Solutions Corp., “A” (a)	17,290	$1,082,527
LPS Brasil – Consultoria de Imoveis S.A.	57,600	467,233
Multiplus S.A.	18,600	271,412

		$1,821,172

Cable TV – 4.0%
Astro Malaysia Holdings Berhad	1,029,000	$986,824
Dish TV India Ltd. (a)	619,962	632,120
Naspers Ltd.	24,936	1,833,325

		$3,452,269

Computer Software – 0.3%
Totvs S.A.	17,300	$271,283

Computer Software – Systems – 2.4%
Asustek Computer, Inc.	74,000	$633,092
Hon Hai Precision Industry Co. Ltd.	573,281	1,409,252

		$2,042,344

Conglomerates – 0.6%
First Pacific Co. Ltd.	462,800	$493,898

Construction – 0.8%
Anhui Conch Cement Co. Ltd.	257,000	$689,271

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.8%
Dabur India Ltd.	474,671	$1,244,686
Kimberly-Clark de Mexico S.A. de C.V., “A”	94,910	306,687

		$1,551,373

Consumer Services – 2.1%
Abril Educacao S.A., IEU	21,130	$369,315
Anhanguera Educacional Participacoes S.A.	72,300	417,985
Estacio Participacoes S.A.	60,590	434,463
Kroton Educacional S.A.	40,016	554,146

		$1,775,909

Electronics – 10.7%
Samsung Electronics Co. Ltd.	2,718	$3,193,867
Seoul Semiconductor Co. Ltd.	23,832	699,146
Siliconware Precision Industries Co. Ltd.	1,297,000	1,624,088
Taiwan Semiconductor Manufacturing Co. Ltd.	995,258	3,601,836

		$9,118,937

Energy – Independent – 2.9%
China Shenhua Energy Co. Ltd.	279,500	$705,946
INPEX Corp.	114	476,585
Reliance Industries Ltd.	90,094	1,307,784

		$2,490,315

Energy – Integrated – 3.1%
OAO Gazprom, ADR	120,854	$795,219
OAO NOVATEK, GDR	4,100	487,185
Petroleo Brasileiro S.A., ADR	99,982	1,341,758

		$2,624,162

Engineering – Construction – 0.4%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	35,400	$325,083

Food & Beverages – 1.1%
Arca Continental S.A.B de C.V.	42,976	$329,249
M. Dias Branco S.A. Industria e Comercio de Alimentos	17,300	647,388

		$976,637

Food & Drug Stores – 4.7%
Brazil Pharma S.A. (a)	72,700	$334,283
Dairy Farm International Holdings Ltd.	50,400	606,288
E-Mart Co. Ltd.	4,112	721,699
Magnit OJSC	2,380	544,435
O’Key Group S.A., GDR	89,180	1,002,391
Raia Drogasil S.A.	25,000	242,566
Wumart Stores, Inc., “H”	318,000	586,304

		$4,037,966

Gaming & Lodging – 1.0%
Minor International PLC	456,930	$365,367
Shangri-La Asia Ltd.	268,000	459,263

		$824,630

4

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
General Merchandise – 2.1%
Bim Birlesik Magazalar A.S.	13,013	$282,026
Clicks Group Ltd.	111,790	632,027
Lojas Renner S.A.	7,700	220,680
Mr. Price Group Ltd.	30,432	413,861
PT Mitra Adiperkasa Tbk	345,000	242,661

		$1,791,255

Health Maintenance Organizations – 0.3%
OdontoPrev S.A.	60,400	$249,033

Insurance – 2.0%
Brasil Insurance Participacoes e Administracao S.A.	68,800	$675,250
China Pacific Insurance Co. Ltd.	314,600	996,080

		$1,671,330

Internet – 1.1%
51job, Inc., ADR (a)	3,340	$225,483
NHN Corp.	2,761	703,542

		$929,025

Machinery & Tools – 2.1%
Glory Ltd.	27,300	$640,248
Sinotruk Hong Kong Ltd.	772,000	375,717
Thermax Ltd.	32,197	324,110
TK Corp. (a)	24,162	479,957

		$1,820,032

Major Banks – 2.5%
Bank of China Ltd.	2,188,000	$893,176
Standard Chartered PLC	57,293	1,248,673

		$2,141,849

Medical & Health Technology & Services – 0.5%
Fleury S.A.	46,900	$382,540

Medical Equipment – 0.7%
Top Glove Corp.	290,200	$573,144

Metals & Mining – 4.7%
Gerdau S.A., ADR	99,780	$569,744
Grupo Mexico S.A.B. de C.V., “B”	87,117	251,990
Iluka Resources Ltd.	119,100	1,075,290
Steel Authority of India Ltd.	452,413	385,569
Usinas Siderurgicas de Minas Gerais S.A., IPS (a)	120,300	400,578
Vale S.A., ADR	98,208	1,291,435

		$3,974,606

Network & Telecom – 1.0%
VTech Holdings Ltd.	57,600	$880,036

Oil Services – 1.7%
Global Ports Investments PLC, GDR	29,800	$396,638
Lamprell PLC (a)	204,260	435,713
Tenaris S.A., ADR	14,339	577,432

		$1,409,783

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Other Banks & Diversified Financials – 15.5%
Banco Santander S.A., IEU	68,300	$414,756
Bangkok Bank Public Co. Ltd.	176,400	1,172,937
Bank Negara Indonesia PT	1,908,000	821,669
China Construction Bank	2,044,670	1,436,224
CIMB Group Holdings Berhad	157,400	412,493
Compartamos S.A.B. de C.V.	186,950	322,033
Credicorp Ltd.	2,686	343,701
Grupo Financiero Banorte S.A. de C.V.	38,100	225,587
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	17,030	241,996
Hana Financial Group, Inc.	29,860	863,736
Housing Development Finance Corp. Ltd.	89,254	1,313,876
ICICI Bank Ltd.	65,518	1,180,537
Itau Unibanco Holding S.A., ADR	48,227	623,093
Komercni Banka A.S.	7,663	1,422,496
Sberbank of Russia	486,930	1,385,671
Turkiye Garanti Bankasi A.S.	242,156	1,054,145

		$13,234,950

Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B” (a)	147,100	$289,149

Railroad & Shipping – 0.7%
All America Latina Logistica S.A., IEU	73,800	$312,881
CCR S.A.	35,930	285,012

		$597,893

Real Estate – 2.7%
Brasil Brokers Participacoes	145,900	$428,281
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	106,400	209,147
Hang Lung Properties Ltd.	247,000	857,535
Macquarie Mexico Real Estate S.A. de C.V., REIT	209,800	451,742
Multiplan Empreendimentos Imobiliarios S.A.	16,915	392,600

		$2,339,305

Restaurants – 0.8%
Ajisen China Holdings Ltd.	513,000	$398,500
Arcos Dorados Holdings, Inc.	23,360	272,845

		$671,345

Specialty Chemicals – 0.6%
Chugoku Marine Paints Ltd.	40,000	$198,024
Formosa Plastics Corp.	138,000	332,740

		$530,764

Specialty Stores – 0.7%
M.Video	77,960	$564,337

Telecommunications – Wireless – 4.4%
America Movil S.A.B. de C.V., “L”, ADR	40,134	$872,915
China Mobile Ltd.	47,500	493,664
Mobile TeleSystems OJSC, ADR	45,952	870,331
MTN Group Ltd.	31,630	586,709
TIM Participacoes S.A., ADR	23,317	433,696
Turkcell Iletisim Hizmetleri A.S. (a)	88,680	514,967

		$3,772,282

5

MFS Emerging Markets Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Telephone Services – 2.4%
China Unicom (Hong Kong) Ltd.	924,000	$1,216,402
PT XL Axiata Tbk	1,730,000	839,205

		$2,055,607

Utilities – Electric Power – 2.0%
Alupar Investimento S.A. (a)	41,800	$353,680
CESC Ltd.	79,739	452,727
Energias do Brasil S.A.	61,600	312,783
Terna Participacoes S.A., IEU	31,550	302,164
Tractebel Energia S.A.	18,600	289,001

		$1,710,355

Utilities – Water – 0.3%
Aguas Andinas S.A.	315,468	$224,718

Total Common Stocks (Identified Cost, $76,457,663)		$84,674,634

	Strike Price	First Exercise

RIGHTS – 0.0%
Conglomerates – 0.0%
First Pacific Co. Ltd./Hong Kong (1 share for 1 right) (Identified Cost, $0) (a)	8.1HKD	6/14/13	56,600	$1,293

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	67,947	$67,947

Total Investments (Identified Cost, $76,525,610)		$84,743,874

OTHER ASSETS, LESS LIABILITIES – 0.6%		539,109

Net Assets – 100.0%		$85,282,983

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

IEU	International Equity Unit

IPS	International Preference Stock

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $76,457,663)	$84,675,927
Underlying affiliated funds, at cost and value	67,947
Total investments, at value (identified cost, $76,525,610)	$84,743,874
Foreign currency, at value (identified cost, $3,564)	3,507
Receivables for
Investments sold	10
Fund shares sold	694,882
Interest and dividends	353,341
Other assets	889
Total assets		$85,796,503
Liabilities
Payables for
Investments purchased	$190,235
Fund shares reacquired	35,035
Payable to affiliates
Investment adviser	10,378
Shareholder servicing costs	85
Distribution and/or service fees	1,124
Payable for independent Trustees’ compensation	511
Deferred country tax expense payable	233,142
Accrued expenses and other liabilities	43,010
Total liabilities		$513,520
Net assets		$85,282,983
Net assets consist of
Paid-in capital	$78,838,476
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $83,364 deferred country tax)	8,133,538
Accumulated net realized gain (loss) on investments and foreign currency	(3,533,906)
Undistributed net investment income	1,844,875
Net assets		$85,282,983
Shares of beneficial interest outstanding		6,170,622

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$43,910,558	3,152,362	$13.93
Service Class	41,372,425	3,018,260	13.71

See Notes to Financial Statements

7

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$1,280,190
Interest	94
Dividends from underlying affiliated funds	336
Foreign taxes withheld	(94,767)
Total investment income		$1,185,853
Expenses
Management fee	$467,520
Distribution and/or service fees	51,786
Shareholder servicing costs	3,432
Administrative services fee	11,134
Independent Trustees’ compensation	1,520
Custodian fee	84,065
Shareholder communications	6,199
Audit and tax fees	38,238
Legal fees	755
Miscellaneous	9,947
Total expenses		$674,596
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(291)
Net expenses		$674,302
Net investment income		$511,551
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $159,609 country tax)	$1,216,017
Foreign currency	(51,501)
Net realized gain (loss) on investments and foreign currency		$1,164,516
Change in unrealized appreciation (depreciation)
Investments (net of $162,975 decrease in deferral country tax)	$(11,266,589)
Translation of assets and liabilities in foreign currencies	(1,450)
Net unrealized gain (loss) on investments and foreign currency translation		$(11,268,039)
Net realized and unrealized gain (loss) on investments and foreign currency		$(10,103,523)
Change in net assets from operations		$(9,591,972)

See Notes to Financial Statements

8

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$511,551	$1,453,605
Net realized gain (loss) on investments and foreign currency	1,164,516	(4,436,311)
Net unrealized gain (loss) on investments and foreign currency translation	(11,268,039)	22,746,262
Change in net assets from operations	$(9,591,972)	$19,763,556
Distributions declared to shareholders
From net investment income	$—	$(1,400,009)
From net realized gain on investments	—	(5,621,397)
Total distributions declared to shareholders	$—	$(7,021,406)
Change in net assets from fund share transactions	$5,209,366	$(48,622,791)
Total change in net assets	$(4,382,606)	$(35,880,641)
Net assets
At beginning of period	89,665,589	125,546,230
At end of period (including undistributed net investment income of $1,844,875 and $1,333,324, respectively)	$85,282,983	$89,665,589

See Notes to Financial Statements

9

MFS Emerging Markets Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.56		$13.84	$17.88	$14.54	$8.88	$26.15
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.18	$0.21	$0.13	$0.14	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	(1.72)		2.35	(3.46)	3.31	5.80	(11.19)
Total from investment operations	$(1.63)		$2.53	$(3.25)	$3.44	$5.94	$(10.86)
Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.09)	$(0.10)	$(0.28)	$(0.27)
From net realized gain on investments	—		(0.64)	(0.70)	—	—	(6.14)
Total distributions declared to shareholders	$—		$(0.81)	$(0.79)	$(0.10)	$(0.28)	$(6.41)
Net asset value, end of period (x)	$13.93		$15.56	$13.84	$17.88	$14.54	$8.88
Total return (%) (k)(r)(s)(x)	(10.48	)(n)	18.76	(18.58)	23.82	68.58	(55.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.40	(a)	1.35	1.36	1.55	1.71	1.85
Expenses after expense reductions (f)	1.40	(a)	1.35	1.36	1.40	1.40	1.61
Net investment income	1.24	(a)	1.23	1.28	0.86	1.24	1.94
Portfolio turnover	15	(n)	33	34	39	66	93
Net assets at end of period (000 omitted)	$43,911		$48,803	$88,928	$99,316	$71,026	$33,411

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$15.32		$13.64	$17.64	$14.36	$8.76	$25.88
Income (loss) from investment operations
Net investment income (d)	$0.08		$0.13	$0.16	$0.09	$0.11	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	(1.69)		2.32	(3.40)	3.28	5.73	(11.06)
Total from investment operations	$(1.61)		$2.45	$(3.24)	$3.37	$5.84	$(10.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.13)	$(0.06)	$(0.09)	$(0.24)	$(0.21)
From net realized gain on investments	—		(0.64)	(0.70)	—	—	(6.14)
Total distributions declared to shareholders	$—		$(0.77)	$(0.76)	$(0.09)	$(0.24)	$(6.35)
Net asset value, end of period (x)	$13.71		$15.32	$13.64	$17.64	$14.36	$8.76
Total return (%) (k)(r)(s)(x)	(10.51	)(n)	18.45	(18.77)	23.54	68.13	(55.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.65	(a)	1.60	1.61	1.80	1.95	2.10
Expenses after expense reductions (f)	1.65	(a)	1.60	1.61	1.65	1.65	1.86
Net investment income	1.04	(a)	0.90	1.02	0.62	0.93	1.70
Portfolio turnover	15	(n)	33	34	39	66	93
Net assets at end of period (000 omitted)	$41,372		$40,863	$36,618	$37,146	$25,363	$9,342

See Notes to Financial Statements

10

MFS Emerging Markets Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Emerging Markets Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Emerging Markets Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

12

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$15,980,673	$—	$—	$15,980,673
China	811,787	8,509,999	—	9,321,786
South Korea	3,193,867	5,333,762	—	8,527,629
Taiwan	—	7,601,009	—	7,601,009
India	3,504,111	4,028,978	—	7,533,089
Russia	3,447,860	2,598,348	—	6,046,208
Hong Kong	2,089,917	3,708,301	—	5,798,218
Mexico	4,095,695	—	—	4,095,695
South Africa	—	3,465,922	—	3,465,922
Other Countries	8,249,851	8,055,847	—	16,305,698
Mutual Funds	67,947	—	—	67,947
Total Investments	$41,441,708	$43,302,166	$—	$84,743,874

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,966,385 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $18,605,342 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

13

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and passive foreign investment companies.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,236,279
Long-term capital gains	4,785,127
Total distributions	$7,021,406

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$77,931,493
Gross appreciation	13,062,646
Gross depreciation	(6,250,265)
Net unrealized appreciation (depreciation)	$6,812,381

As of 12/31/12
Undistributed ordinary income	1,337,813
Capital loss carryforwards	(3,203,727)
Other temporary differences	(339,552)
Net unrealized appreciation (depreciation)	18,241,945

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

14

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

As of December 31, 2012 the fund had capital loss carryforwards available to offset future realized gains. Such post-enactment losses are characterized as follows:

Short term	$(419,668)
Long-term	(2,784,059)
Total	$(3,203,727)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,051,896	$—	$3,957,778
Service Class	—	348,113	—	1,663,619
Total	$—	$1,400,009	$—	$5,621,397

(3)	Transactions with Affiliates

The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $120, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 1.05% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.40% of average daily net assets for the Initial Class shares and 1.65% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,426, which equated to 0.0077% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, these costs amounted to $6.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0250% of the fund’s average daily net assets.

15

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $338 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $171, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $18,728,658 and $13,583,605, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	224,914	$3,334,193	512,045	$7,556,283
Service Class	586,406	8,527,344	620,853	9,211,261
	811,320	$11,861,537	1,132,898	$16,767,544
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	349,593	$5,009,674
Service Class	—	—	142,474	2,011,732
	—	$—	492,067	$7,021,406
Shares reacquired
Initial Class	(208,889)	$(3,148,114)	(4,148,462)	$(60,765,216)
Service Class	(235,585)	(3,504,057)	(780,281)	(11,646,525)
	(444,474)	$(6,652,171)	(4,928,743)	$(72,411,741)
Net change
Initial Class	16,025	$186,079	(3,286,824)	$(48,199,259)
Service Class	350,821	5,023,287	(16,954)	(423,532)
	366,846	$5,209,366	(3,303,778)	$(48,622,791)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 7% of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $221 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Emerging Markets Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	25	9,280,358	(9,212,436)	67,947

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$336	$67,947

17

MFS Emerging Markets Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® STRATEGIC

INCOME PORTFOLIO

MFS® Variable Insurance Trust II

SIS-SEM

MFS® STRATEGIC INCOME PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Strategic Income Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Strategic Income Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	51.0%
High Yield Corporates	30.5%
Non-U.S. Government Bonds	8.4%
Emerging Markets Bonds	5.1%
U.S. Government Agencies	1.0%
Floating Rate Loans	0.6%
Mortgage-Backed Securities	0.5%
Asset-Backed Securities	0.5%
Municipal Bonds	0.4%
Commercial Mortgage-Backed Securities	0.1%
Collateralized Debt Obligations	0.1%
U.S. Treasury Securities	(7.7)%

Composition including fixed income credit quality (a)(i)
AAA	1.9%
AA	5.7%
A	19.4%
BBB	36.8%
BB	13.6%
B	14.1%
CCC	4.4%
C	0.2%
Federal Agencies	1.5%
Not Rated	(7.1)%
Non-Fixed Income	0.3%
Cash & Other	9.2%

Portfolio facts (i)
Average Duration (d)	4.7
Average Effective Maturity (m)	7.5 yrs.

Issuer country weightings (i)(x)
United States	67.5%
United Kingdom	5.2%
France	3.4%
Canada	2.5%
Netherlands	2.4%
Italy	2.2%
Australia	2.2%
Germany	1.9%
Sweden	1.6%
Other Countries	11.1%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and commodities. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages reflect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not to the exposure from investing directly in the MFS High Yield Pooled Portfolio itself.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Strategic Income Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.90%	$1,000.00	$982.34	$4.42
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$981.24	$5.65
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Strategic Income Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 65.7%
Asset-Backed & Securitized – 0.7%
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040 (z)	$157,298	$75,958
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	33,419	33,439
Crest Ltd., CDO, 7%, 2040 (a)(p)	332,489	16,624
Falcon Franchise Loan LLC, FRN, 7.269%, 2023 (i)(z)	112,750	13,530
Falcon Franchise Loan LLC, FRN, 11.363%, 2025 (i)(z)	62,783	9,417
First Union-Lehman Brothers Bank of America, FRN, 0.686%, 2035 (i)	970,884	19,099
HLSS Servicer Advance Receivables Trust, 2013-T1, “A2”, 1.495%, 2046 (n)	150,000	148,035
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039 (i)(z)	715,961	15,214

		$331,316

Automotive – 0.8%
Daimler Finance North America LLC, 1.875%, 2018 (n)	$212,000	$206,877
Harley-Davidson Financial Services, 3.875%, 2016 (n)	190,000	201,456

		$408,333

Biotechnology – 0.3%
Life Technologies Corp., 6%, 2020	$150,000	$168,982

Broadcasting – 0.9%
CBS Corp., 5.75%, 2020	$40,000	$45,369
CBS Corp., 3.375%, 2022	148,000	142,666
News America, Inc., 8.5%, 2025	75,000	95,428
Vivendi S.A., 4.75%, 2022 (n)	160,000	160,027

		$443,490

Brokerage & Asset Managers – 1.0%
Blackstone Holdings Finance Co. LLC, 4.75%, 2023 (n)	$153,000	$161,852
Invesco Finance PLC, 3.125%, 2022	108,000	100,743
TD Ameritrade Holding Corp., 5.6%, 2019	175,000	203,428

		$466,023

Building – 0.4%
CRH PLC, 8.125%, 2018	$120,000	$146,009
Owens Corning, Inc., 4.2%, 2022	65,000	62,984

		$208,993

Cable TV – 1.9%
Cox Communications, Inc., 3.25%, 2022 (n)	$193,000	$181,579
DIRECTV Holdings LLC, 5.875%, 2019	70,000	78,778
Myriad International Holdings B.V., 6.375%, 2017 (n)	128,000	140,160
NBCUniversal Enterprise, Inc., 1.974%, 2019 (n)	104,000	101,219

Issuer	Shares/Par	Value ($)

BONDS – continued
Cable TV – continued
NBCUniversal Media LLC, 5.95%, 2041	$161,000	$183,882
Time Warner Cable, Inc., 8.25%, 2019	190,000	228,759

		$914,377

Chemicals – 1.0%
CF Industries, Inc., 3.45%, 2023	$74,000	$71,115
Dow Chemical Co., 8.55%, 2019	260,000	331,728
Sociedad Quimica y Minera de Chile S.A., 5.5%, 2020 (n)	100,000	106,227

		$509,070

Computer Software – 0.2%
Oracle Corp., 5.375%, 2040	$103,000	$114,813

Conglomerates – 0.4%
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	$61,000	$65,103
Votorantim Participacoes S.A., 6.75%, 2021 (n)	100,000	106,500

		$171,603

Consumer Products – 0.9%
Avon Products, Inc., 4.6%, 2020	$121,000	$122,338
Mattel, Inc., 5.45%, 2041	83,000	85,444
Newell Rubbermaid, Inc., 2.05%, 2017	74,000	72,517
Newell Rubbermaid, Inc., 4.7%, 2020	90,000	96,116
Tupperware Brands Corp., 4.75%, 2021	81,000	82,153

		$458,568

Consumer Services – 0.4%
Experian Finance PLC, 2.375%, 2017 (n)	$200,000	$198,152

Defense Electronics – 0.6%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$212,000	$228,130
BAE Systems Holdings, Inc., 6.375%, 2019 (n)	60,000	69,474

		$297,604

Electrical Equipment – 0.3%
Arrow Electronics, Inc., 3%, 2018	$53,000	$52,924
Ericsson, Inc., 4.125%, 2022	115,000	112,461

		$165,385

Electronics – 0.1%
Tyco Electronics Group S.A., 3.5%, 2022	$48,000	$46,513

Emerging Market Quasi-Sovereign – 2.5%
Gaz Capital S.A., 3.85%, 2020 (n)	$200,000	$186,000
Gaz Capital S.A., 4.95%, 2028 (n)	200,000	172,000
IIRSA Norte Finance Ltd., 8.75%, 2024	114,329	133,765
Petrobras Global Finance Co., 4.375%, 2023	6,000	5,504
Petrobras International Finance Co., 7.875%, 2019	81,000	93,665

4

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Emerging Market Quasi-Sovereign – continued
Petrobras International Finance Co., 6.75%, 2041	$73,000	$72,931
Petroleos Mexicanos, 5.5%, 2021	116,000	123,540
Petroleos Mexicanos, 4.875%, 2022	54,000	55,080
Petroleos Mexicanos, 6.5%, 2041	49,000	50,593
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	145,425	154,514
Rosneft, 4.199%, 2022 (n)	200,000	185,300

		$1,232,892

Emerging Market Sovereign – 0.3%
Republic of Hungary, 5.375%, 2023	$10,000	$9,625
Republic of Philippines, 6.375%, 2034	100,000	120,000
Republic of Poland, 5%, 2022	23,000	24,725
Republic of Romania, 4.375%, 2023 (n)	6,000	5,700
United Mexican States, 5.95%, 2019	6,000	6,867

		$166,917

Energy – Independent – 0.3%
EQT Corp., 4.875%, 2021	$74,000	$76,130
Hess Corp., 8.125%, 2019	60,000	75,209

		$151,339

Energy – Integrated – 1.5%
BP Capital Markets PLC, 4.5%, 2020	$46,000	$49,905
BP Capital Markets PLC, 4.742%, 2021	130,000	141,452
Cenovus Energy, Inc., 4.5%, 2014	60,000	62,644
Chevron Corp., 2.427%, 2020	170,000	169,031
Pacific Rubiales Energy Corp., 7.25%, 2021 (n)	115,000	121,613
Petro-Canada Financial Partnership, 5%, 2014	170,000	179,272

		$723,917

Financial Institutions – 1.4%
General Electric Capital Corp., 6%, 2019	$50,000	$58,047
General Electric Capital Corp., 5.5%, 2020	110,000	124,023
General Electric Capital Corp., 3.15%, 2022	138,000	130,399
General Electric Capital Corp., 3.1%, 2023	79,000	74,629
LeasePlan Corp. N.V., 3%, 2017 (n)	200,000	200,640
NYSE Euronext, 2%, 2017	86,000	85,537

		$673,275

Food & Beverages – 2.7%
Anheuser-Busch InBev S.A., 7.75%, 2019	$220,000	$278,263
Campbell Soup Co., 2.5%, 2022	61,000	55,626
Conagra Foods, Inc., 3.2%, 2023	120,000	114,753
Kraft Foods Group, Inc., 6.125%, 2018	170,000	199,605
Mead Johnson Nutrition Co., “A”, 4.9%, 2019	43,000	47,200
Pernod-Ricard S.A., 2.95%, 2017 (n)	200,000	204,642
SABMiller Holdings, Inc., 3.75%, 2022 (n)	205,000	208,626
Tyson Foods, Inc., 6.6%, 2016	120,000	135,544
Tyson Foods, Inc., 4.5%, 2022	75,000	76,637

		$1,320,896

Issuer	Shares/Par		Value ($)

BONDS – continued
Food & Drug Stores – 0.4%
CVS Caremark Corp., 5.75%, 2041		$180,000	$202,901

Forest & Paper Products – 0.3%
Georgia-Pacific LLC, 3.734%, 2023 (n)		$166,000	$161,460

Gaming & Lodging – 0.1%
Hyatt Hotels Corp., 3.375%, 2023		$62,000	$57,800

Insurance – 2.3%
Allianz AG, 5.5% to 2014, FRN to 2049	EUR	248,000	$323,093
American International Group, Inc., 3%, 2015		$50,000	51,528
American International Group, Inc., 5.85%, 2018		92,000	103,446
ING U.S., Inc., 2.9%, 2018 (n)		67,000	67,337
MetLife, Inc., 1.756%, 2017		31,000	30,519
Metropolitan Life Global Funding I, 5.125%, 2014 (n)		80,000	83,446
Principal Financial Group, Inc., 8.875%, 2019		130,000	168,259
Prudential Financial, Inc., 6.2%, 2015		130,000	140,069
Unum Group, 7.125%, 2016		160,000	185,038

			$1,152,735

Insurance – Property & Casualty – 2.1%
Aon Corp., 3.5%, 2015		$140,000	$146,806
AXIS Capital Holdings Ltd., 5.75%, 2014		205,000	217,289
AXIS Capital Holdings Ltd., 5.875%, 2020		50,000	55,457
CNA Financial Corp., 5.875%, 2020		160,000	181,076
Liberty Mutual Group, Inc., 4.95%, 2022 (n)		114,000	117,042
PartnerRe Ltd., 5.5%, 2020		107,000	117,768
QBE Capital Funding III Ltd., FRN, 7.25%, 2041 (n)		200,000	211,200

			$1,046,638

International Market Quasi-Sovereign – 0.9%
EDF Energies Nouvelles S.A., 6.5%, 2019 (n)		$230,000	$272,522
Eksportfinans A.S.A., 5.5%, 2016		150,000	156,263

			$428,785

International Market Sovereign – 7.3%
Commonwealth of Australia, 5.75%, 2021	AUD	48,000	$50,366
Federal Republic of Germany, 4.25%, 2018	EUR	92,000	140,325
Federal Republic of Germany, 6.25%, 2030	EUR	77,000	154,670
Government of Canada, 4.5%, 2015	CAD	86,000	86,837
Government of Canada, 4.25%, 2018	CAD	66,000	69,885
Government of Canada, 5.75%, 2033	CAD	17,000	23,206
Government of Japan, 1.1%, 2020	JPY	15,800,000	164,980
Government of Japan, 2.1%, 2024	JPY	7,500,000	84,726
Government of Japan, 2.2%, 2027	JPY	18,050,000	204,711
Government of Japan, 2.4%, 2037	JPY	18,650,000	211,543
Government of Japan, 1.8%, 2043	JPY	6,000,000	59,969

5

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Belgium, 5.5%, 2017	EUR	118,000	$180,742
Kingdom of Denmark, 3%, 2021	DKK	218,000	42,491
Kingdom of Spain, 4.6%, 2019	EUR	192,000	258,489
Kingdom of Sweden, 5%, 2020	SEK	155,000	27,941
Kingdom of the Netherlands, 5.5%, 2028	EUR	22,000	39,360
Republic of Austria, 4.65%, 2018	EUR	78,000	117,743
Republic of Finland, 3.875%, 2017	EUR	22,000	32,196
Republic of France, 6%, 2025	EUR	44,000	77,423
Republic of France, 4.75%, 2035	EUR	104,000	168,053
Republic of Ireland, 4.6%, 2016	EUR	67,000	93,415
Republic of Ireland, 4.5%, 2020	EUR	34,000	46,204
Republic of Italy, 4.25%, 2015	EUR	89,000	120,188
Republic of Italy, 5.25%, 2017	EUR	269,000	377,016
Republic of Italy, 3.75%, 2021	EUR	154,000	197,768
Republic of Portugal, 4.8%, 2020	EUR	18,000	21,626
State of Israel, 4%, 2022		$248,000	252,340
United Kingdom Treasury, 8%, 2021	GBP	79,000	171,798
United Kingdom Treasury, 4.25%, 2036	GBP	73,000	126,366

			$3,602,377

Local Authorities – 0.7%
Louisiana Gas & Fuels Tax Rev. (Build America Bonds), FRN, 3%, 2043		$160,000	$160,354
State of Illinois (Build America Bonds), 6.725%, 2035		175,000	182,161

			$342,515

Machinery & Tools – 0.5%
Atlas Copco AB, 5.6%, 2017 (n)		$214,000	$240,845

Major Banks – 7.1%
ABN AMRO Bank N.V., 4.25%, 2017 (n)		$200,000	$213,228
Bank of America Corp., 7.375%, 2014		65,000	68,386
Bank of America Corp., 6.5%, 2016		125,000	140,931
Bank of America Corp., 3.3%, 2023		113,000	106,802
Barclays Bank PLC, 5.125%, 2020		130,000	143,818
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)		100,000	96,750
BNP Paribas, FRN, 3.022%, 2014		78,000	80,461
Commonwealth Bank of Australia, 5%, 2019 (n)		140,000	156,663
DBS Bank Ltd., 2.35%, 2017 (n)		200,000	202,507
Goldman Sachs Group, Inc., 5.125%, 2015		90,000	94,938
Goldman Sachs Group, Inc., 5.75%, 2022		201,000	221,706
HSBC Holdings PLC, 4%, 2022		323,000	330,695
JPMorgan Chase & Co., 2%, 2017		55,000	54,585
JPMorgan Chase & Co., 4.625%, 2021		140,000	147,984
Macquarie Bank Ltd., 5%, 2017 (n)		111,000	118,935
Macquarie Group Ltd., 6%, 2020 (n)		86,000	89,301
Merrill Lynch & Co., Inc., 6.4%, 2017		90,000	101,625
Morgan Stanley, 6%, 2014		100,000	104,005
Morgan Stanley, 7.3%, 2019		100,000	116,161
Morgan Stanley, 5.625%, 2019		100,000	107,483
Morgan Stanley, FRN, 1.522%, 2016		140,000	139,605
Royal Bank of Scotland PLC, 2.55%, 2015		87,000	88,458

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Santander International Debt S.A., 2.991%, 2013 (n)	$100,000	$100,570
Standard Chartered PLC, 3.85%, 2015 (n)	150,000	156,257
Wells Fargo & Co., 7.98% to 2018, FRN to 2049	78,000	88,140
Westpac Banking Corp., 2%, 2017	240,000	240,824

		$3,510,818

Medical & Health Technology & Services – 1.1%
Cardinal Health, Inc., 5.8%, 2016	$201,000	$228,139
McKesson Corp., 5.7%, 2017	90,000	101,654
Owens & Minor, Inc., 6.35%, 2016	170,000	184,405

		$514,198

Metals & Mining – 1.1%
Barrick Gold Corp., 4.1%, 2023 (n)	$209,000	$174,610
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	80,000	76,086
Freeport-McMoRan Copper & Gold, Inc., 3.1%, 2020 (n)	130,000	120,161
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	120,000	116,847
Vale Overseas Ltd., 4.375%, 2022	70,000	66,488

		$554,192

Miscellaneous Revenue – Other – 0.3%
Florida Hurricane Catastrophe Fund Finance Corp. Rev, “A”, 2.107%, 2018	$155,000	$149,941

Mortgage-Backed – 0.5%
Fannie Mae, 6.5%, 2032	$65,679	$72,303
Freddie Mac, 4.224%, 2020	146,497	160,418

		$232,721

Natural Gas – Distribution – 0.4%
GDF Suez, 1.625%, 2017 (n)	$190,000	$187,116

Natural Gas – Pipeline – 2.2%
DCP Midstream LLC, 3.875%, 2023	$105,000	$98,478
Energy Transfer Partners LP, 3.6%, 2023	120,000	112,307
Energy Transfer Partners LP, 6.5%, 2042	135,000	143,968
Enterprise Products Partners LP, 6.3%, 2017	140,000	163,744
Kinder Morgan Energy Partners LP, 6.375%, 2041	190,000	212,099
Spectra Energy Capital LLC, 8%, 2019	164,000	207,559
Sunoco Logistics Partner LP, 3.45%, 2023	100,000	92,901
Williams Cos., Inc., 3.7%, 2023	47,000	43,667

		$1,074,723

Network & Telecom – 1.3%
AT&T, Inc., 5.5%, 2018	$150,000	$171,563
AT&T, Inc., 3.875%, 2021	70,000	72,197
Centurylink, Inc., 7.65%, 2042	134,000	127,300

6

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

BONDS – continued
Network & Telecom – continued
France Telecom, 4.375%, 2014		$120,000	$123,586
Verizon Communications, Inc., 8.75%, 2018		91,000	118,604

			$613,250

Oil Services – 0.4%
Transocean, Inc., 2.5%, 2017		$53,000	$52,377
Transocean, Inc., 6%, 2018		110,000	123,271

			$175,648

Other Banks & Diversified Financials – 3.9%
Banco GNB Sudameris S.A., 3.875%, 2018 (n)		$18,000	$17,100
Bancolombia S.A., 5.125%, 2022		5,000	4,763
Citigroup, Inc., 6.375%, 2014		120,000	126,634
Citigroup, Inc., 6.01%, 2015		100,000	106,793
Citigroup, Inc., 8.5%, 2019		145,000	182,704
Deutsche Bank Capital Funding Trust, FRN, 5.33%, 2049	EUR	125,000	132,606
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)		157,000	190,363
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)		100,000	100,367
Lloyds TSB Bank PLC, 5.8%, 2020 (n)		100,000	112,521
Rabobank Nederland N.V., 3.375%, 2017		92,000	96,621
Rabobank Nederland N.V., 3.95%, 2022		250,000	239,068
Santander Holdings USA, Inc., 4.625%, 2016		20,000	21,098
SunTrust Banks, Inc., 3.5%, 2017		107,000	111,972
Svenska Handelsbanken AB, 4.875%, 2014 (n)		180,000	186,811
Swedbank AB, 2.125%, 2017 (n)		200,000	198,778
U.S. Bancorp, 2.95%, 2022		70,000	64,935

			$1,893,134

Personal Computers & Peripherals – 0.4%
Equifax, Inc., 3.3%, 2022		$105,000	$98,565
Motorola Solutions, Inc., 3.5%, 2023		77,000	72,587

			$171,152

Pharmaceuticals – 0.6%
Celgene Corp., 3.95%, 2020		$160,000	$165,752
Hospira, Inc., 6.05%, 2017		100,000	107,006

			$272,758

Pollution Control – 0.3%
Republic Services, Inc., 5.25%, 2021		$130,000	$142,729

Printing & Publishing – 0.4%
Pearson Funding Five PLC, 3.25%, 2023 (z)		$200,000	$184,367

Railroad & Shipping – 0.7%
CSX Corp., 4.1%, 2044		$304,000	$263,973
Panama Canal Railway Co., 7%, 2026 (n)		87,600	84,096

			$348,069

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 2.3%
Boston Properties LP, REIT, 3.7%, 2018	$73,000	$76,672
DDR Corp., REIT, 4.625%, 2022	148,000	149,567
DDR Corp., REIT, 3.375%, 2023	210,000	192,469
ERP Operating LP, REIT, 3%, 2023	107,000	98,335
HCP, Inc., REIT, 5.375%, 2021	141,000	152,948
Health Care, Inc., REIT, 2.25%, 2018	51,000	50,073
Kimco Realty Corp., REIT, 6.875%, 2019	36,000	43,517
Simon Property Group, Inc., REIT, 6.1%, 2016	230,000	257,934
WEA Finance LLC, 6.75%, 2019 (n)	110,000	129,910

		$1,151,425

Retailers – 2.0%
AutoZone, Inc., 6.5%, 2014	$230,000	$236,922
Dollar General Corp., 4.125%, 2017	113,000	119,190
Gap, Inc., 5.95%, 2021	189,000	209,039
Kohl’s Corp., 3.25%, 2023	162,000	149,863
Limited Brands, Inc., 5.25%, 2014	59,000	61,213
Macy’s, Inc., 7.875%, 2015	200,000	226,770

		$1,002,997

Supranational – 0.4%
Corporacion Andina de Fomento, 4.375%, 2022	$210,000	$213,841

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT, 4.625%, 2015	$80,000	$84,540
American Tower Corp., REIT, 4.7%, 2022	126,000	127,083
Crown Castle Towers LLC, 6.113%, 2020 (n)	157,000	180,154
Rogers Cable, Inc., 5.5%, 2014	164,000	169,336

		$561,113

Tobacco – 1.6%
Altria Group, Inc., 9.25%, 2019	$71,000	$94,032
Lorillard Tobacco Co., 8.125%, 2019	112,000	137,243
Lorillard Tobacco Co., 6.875%, 2020	70,000	80,436
Reynolds American, Inc., 6.75%, 2017	240,000	278,108
Reynolds American, Inc., 4.75%, 2042	203,000	181,292

		$771,111

Transportation – Services – 0.4%
ERAC USA Finance Co., 6.375%, 2017 (n)	$180,000	$209,010

U.S. Government Agencies and Equivalents – 1.0%
National Credit Union Administration Guaranteed Note, 2.9%, 2020	$50,000	$52,188
Small Business Administration, 4.34%, 2024	143,503	154,846
Small Business Administration, 4.77%, 2024	103,911	111,389
Small Business Administration, 4.625%, 2025	91,267	99,290
Small Business Administration, 5.11%, 2025	84,371	92,814

		$510,527

7

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – 3.0%
CMS Energy Corp., 4.25%, 2015	$140,000	$148,478
CMS Energy Corp., 5.05%, 2022	99,000	106,960
Duke Energy Corp., 3.35%, 2015	220,000	229,142
Enel Finance International S.A., 6.25%, 2017 (n)	140,000	153,591
Exelon Generation Co. LLC, 5.2%, 2019	70,000	76,979
Exelon Generation Co. LLC, 4.25%, 2022	54,000	54,006
Oncor Electric Delivery Co., 4.1%, 2022	150,000	154,766
Pacific Gas & Electric Co., 3.25%, 2023	162,000	158,643
PPL WEM Holdings PLC, 3.9%, 2016 (n)	200,000	209,019
Progress Energy, Inc., 3.15%, 2022	196,000	187,743

		$1,479,327

Total Bonds (Identified Cost, $31,545,133)		$32,332,681

	Strike Price	First Exercise

WARRANTS – 0.1%
Broadcasting – 0.1%
New Young Broadcasting Holding Co., Inc. (1 share for 1 warrant) (a) (Identified Cost, $13,572)	$0.01	7/14/10	6	$40,200

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 0.0%
Printing & Publishing – 0.0%
American Media Operations, Inc. (a) (Identified Cost, $24,730)	1,733	$9,098

UNDERLYING AFFILIATED FUNDS – 32.2%
MFS High Yield Pooled Portfolio (v) (Identified Cost, $15,656,247)	1,637,178	$15,880,626

MONEY MARKET FUNDS – 0.7%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	339,506	$339,506

Total Investments (Identified Cost, $47,579,188)		$48,602,111

OTHER ASSETS, LESS LIABILITIES – 1.3%		644,030

Net Assets – 100.0%		$49,246,141

(a)	Non-income producing security.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,099,918, representing 16.4% of net assets.

(p)	Payment-in-kind security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.795%, 2040	3/01/06	$157,298	$75,958
Falcon Franchise Loan LLC, FRN, 7.269%, 2023	1/18/02	3,427	13,530
Falcon Franchise Loan LLC, FRN, 11.363%, 2025	1/29/03	5,051	9,417
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	120,000	116,847
Morgan Stanley Capital I, Inc., FRN, 1.384%, 2039	7/20/04	11,290	15,214
Pearson Funding Five PLC, 3.25%, 2023	5/01/13	199,749	184,367
Total Restricted Securities			$415,333
% of Net assets			0.8%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

8

MFS Strategic Income Portfolio

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD    Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Goldman Sachs International	11,921	7/16/13	$12,157	$10,892	$1,265
SELL	AUD	Westpac Banking Corp.	43,432	7/16/13	45,187	39,680	5,507
SELL	CAD	Goldman Sachs International	24,464	7/16/13	24,245	23,253	992
SELL	CAD	Merrill Lynch International Bank	168,695	7/16/13	165,539	160,349	5,190
SELL	DKK	Deutsche Bank AG	242,054	7/16/13	42,440	42,248	192
SELL	EUR	Citibank N.A.	166,421	7/16/13	217,870	216,633	1,237
SELL	EUR	Deutsche Bank AG	311,647	7/16/13	407,578	405,678	1,900
SELL	EUR	Goldman Sachs International	33,770	7/16/13	44,212	43,959	253
SELL	EUR	JPMorgan Chase Bank N.A.	265,169	7/16/13	346,624	345,176	1,448
SELL	GBP	Credit Suisse Group	175,962	7/16/13	269,642	267,603	2,039
SELL	GBP	Deutsche Bank AG	175,962	7/16/13	269,649	267,603	2,046
BUY	JPY	Credit Suisse Group	16,922,260	7/16/13	170,000	170,630	630
BUY	JPY	Merrill Lynch International Bank	16,922,260	7/16/13	169,958	170,631	673
SELL	SEK	Deutsche Bank AG	132,906	7/16/13	20,730	19,812	918

							$24,290

Liability Derivatives
BUY	EUR	Deutsche Bank AG	457,997	7/16/13	$600,709	$596,182	$(4,527)
BUY	GBP	Barclays Bank PLC	131,921	7/16/13	205,208	200,626	(4,582)
BUY	JPY	Citibank N.A.	28,755,616	7/16/13	290,984	289,949	(1,035)
BUY	JPY	Goldman Sachs International	4,744,370	7/16/13	47,958	47,838	(120)

							$(10,264)

Futures Contracts Outstanding at 6/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	30	$3,796,875	September - 2013	$85,442

At June 30, 2013, the fund had cash collateral of $33,000 to cover any commitments for certain derivative contracts. Cash collateral includes “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

9

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $31,583,435)	$32,381,979
Underlying affiliated funds, at value (identified cost, $15,995,753)	16,220,132
Total investments, at value (identified cost, $47,579,188)	$48,602,111
Restricted cash	33,000
Receivables for
Forward foreign currency exchange contracts	24,290
Daily variation margin on open futures contracts	2,344
Investments sold	229,201
Fund shares sold	45,676
Interest	415,244
Receivable from investment adviser	2,646
Other assets	460
Total assets		$49,354,972
Liabilities
Payable to custodian	$17,940
Payables for
Forward foreign currency exchange contracts	10,264
Investments purchased	2,346
Fund shares reacquired	44,281
Payable to affiliates
Shareholder servicing costs	24
Distribution and/or service fees	217
Payable for independent Trustees’ compensation	539
Accrued expenses and other liabilities	33,220
Total liabilities		$108,831
Net assets		$49,246,141
Net assets consist of
Paid-in capital	$48,471,004
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,122,059
Accumulated net realized gain (loss) on investments and foreign currency	(3,556,209)
Undistributed net investment income	3,209,287
Net assets		$49,246,141
Shares of beneficial interest outstanding		4,924,907

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$41,253,091	4,120,411	$10.01
Service Class	7,993,050	804,496	9.94

See Notes to Financial Statements

10

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |   STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$975,982
Dividends	1,836
Dividends from underlying affiliated funds	304,584
Total investment income		$1,282,402
Expenses
Management fee	$178,839
Distribution and/or service fees	10,478
Shareholder servicing costs	575
Administrative services fee	8,774
Independent Trustees’ compensation	1,455
Custodian fee	10,942
Shareholder communications	3,604
Audit and tax fees	35,596
Legal fees	8,941
Miscellaneous	10,525
Total expenses		$269,729
Fees paid indirectly	(23)
Reduction of expenses by investment adviser	(29,127)
Net expenses		$240,579
Net investment income		$1,041,823
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments:
Non-affiliated issuers	$338,800
Underlying affiliated funds	86,014
Futures contracts	28,372
Foreign currency	(75,836)
Net realized gain (loss) on investments and foreign currency		$377,350
Change in unrealized appreciation (depreciation)
Investments	$(2,453,888)
Futures contracts	75,090
Translation of assets and liabilities in foreign currencies	78,927
Net unrealized gain (loss) on investments and foreign currency translation		$(2,299,871)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,922,521)
Change in net assets from operations		$(880,698)
See Notes to Financial Statements

11

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$1,041,823	$2,187,433
Net realized gain (loss) on investments and foreign currency	377,350	768,318
Net unrealized gain (loss) on investments and foreign currency translation	(2,299,871)	2,064,536
Change in net assets from operations	$(880,698)	$5,020,287
Distributions declared to shareholders
From net investment income	$—	$(2,700,006)
Change in net assets from fund share transactions	$(2,304,594)	$1,180,839
Total change in net assets	$(3,185,292)	$3,501,120
Net assets
At beginning of period	52,431,433	48,930,313
At end of period (including undistributed net investment income of $3,209,287 and $2,167,464, respectively)	$49,246,141	$52,431,433

See Notes to Financial Statements

12

MFS Strategic Income Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$10.19		$9.74	$9.87	$9.46	$8.36	$10.40
Income (loss) from investment operations
Net investment income (d)	$0.21		$0.44	$0.48	$0.49	$0.55	$0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.39)		0.56	(0.02)	0.45	1.54	(1.82)
Total from investment operations	$(0.18)		$1.00	$0.46	$0.94	$2.09	$(1.24)
Less distributions declared to shareholders
From net investment income	$—		$(0.55)	$(0.59)	$(0.53)	$(0.99)	$(0.80)
Net asset value, end of period (x)	$10.01		$10.19	$9.74	$9.87	$9.46	$8.36
Total return (%) (k)(r)(s)(x)	(1.77	)(n)	10.42	4.67	10.27	27.52	(12.94)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.01	(a)	1.02	1.05	1.06	1.03	1.02
Expenses after expense reductions (f)(h)	0.90	(a)	0.90	0.90	0.90	0.90	0.90
Net investment income	4.12	(a)	4.35	4.79	5.11	6.23	6.07
Portfolio turnover	15	(n)	40	29	48	63	38
Net assets at end of period (000 omitted)	$41,253		$43,564	$38,563	$40,927	$40,221	$31,159

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$10.12		$9.67	$9.81	$9.40	$8.30	$10.33
Income (loss) from investment operations
Net investment income (d)	$0.20		$0.41	$0.45	$0.47	$0.52	$0.55
Net realized and unrealized gain (loss) on investments and foreign currency	(0.38)		0.56	(0.03)	0.45	1.54	(1.80)
Total from investment operations	$(0.18)		$0.97	$0.42	$0.92	$2.06	$(1.25)
Less distributions declared to shareholders
From net investment income	$—		$(0.52)	$(0.56)	$(0.51)	$(0.96)	$(0.78)
Net asset value, end of period (x)	$9.94		$10.12	$9.67	$9.81	$9.40	$8.30
Total return (%) (k)(r)(s)(x)	(1.78	)(n)	10.18	4.31	10.05	27.24	(13.21)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.26	(a)	1.27	1.30	1.31	1.28	1.26
Expenses after expense reductions (f)(h)	1.15	(a)	1.15	1.15	1.15	1.15	1.15
Net investment income	3.87	(a)	4.11	4.54	4.87	6.02	5.82
Portfolio turnover	15	(n)	40	29	48	63	38
Net assets at end of period (000 omitted)	$7,993		$8,867	$10,368	$10,942	$11,644	$11,192

See Notes to Financial Statements

13

MFS Strategic Income Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	For the six months ended June 30, 2013, in addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

14

MFS Strategic Income Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Strategic Income Portfolio (the fund) is a series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report. The fund invests in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an

15

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$—	$40,200	$9,098	$49,298
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	510,527	—	510,527
Non-U.S. Sovereign Debt	—	5,644,812	—	5,644,812
Municipal Bonds	—	149,941	—	149,941
U.S. Corporate Bonds	—	17,983,735	—	17,983,735
Residential Mortgage-Backed Securities	—	232,721	—	232,721
Commercial Mortgage-Backed Securities	—	57,260	—	57,260
Asset-Backed Securities (including CDOs)	—	274,056	—	274,056
Foreign Bonds	—	7,479,629	—	7,479,629
Mutual Funds	16,220,132	—	—	16,220,132
Total Investments	$16,220,132	$32,372,881	$9,098	$48,602,111

Other Financial Instruments
Futures Contracts	$85,442	$—	$—	$85,442
Forward Foreign Currency Exchange Contracts	—	14,026	—	14,026

For further information regarding security characteristics, see the Portfolio of Investments.

16

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$8,232
Change in unrealized appreciation (depreciation)	866
Balance as of 6/30/13	$9,098

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $866.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$85,442	$—
Foreign Exchange	Forward Foreign Currency Exchange	24,290	(10,264)
Total		$109,732	$(10,264)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$28,372	$—
Foreign Exchange	—	(75,708)
Total	$28,372	$(75,708)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies
Interest Rate	$75,090	$—
Foreign Exchange	—	80,917
Total	$75,090	$80,917

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to

17

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash”. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign

18

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$2,700,006

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$47,859,154
Gross appreciation	1,858,274
Gross depreciation	(1,115,317)
Net unrealized appreciation (depreciation)	$742,957

As of 12/31/12
Undistributed ordinary income	2,369,780
Capital loss carryforwards	(3,537,974)
Other temporary differences	(290,067)
Net unrealized appreciation (depreciation)	3,114,096

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/16	$(1,895,956)
12/31/17	(1,642,018)
Total	$(3,537,974)

19

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$2,206,430
Service Class	—	493,576
Total	$—	$2,700,006

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.70%
Average daily net assets in excess of $1 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $69, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.70% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (including fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2014. For the six months ended June 30, 2013, this reduction amounted to $28,960 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – Effective April 1, 2013, MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the period from April 1, 2013 through June 30, 2013, the fee was $574, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the period from April 1, 2013 through June 30, 2013, these costs amounted to $1.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0343% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

20

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $197 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $98, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

The fund invests in the MFS High Yield Pooled Portfolio (the “High Yield Pooled Portfolio”). MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. MFS Pooled Portfolios are designed to be used by MFS funds to invest in a particular security type rather than invest in the security type directly. The fund invests in the High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly.

At close of business on March 22, 2013, the fund and certain other MFS funds transferred high income debt instruments, accrued interest and cash to the High Yield Pooled Portfolio, a series of MFS Series Trust III, in exchange for shares of the High Yield Pooled Portfolio. The purpose of the transaction was to pool the portion of the assets of the fund and certain other MFS funds invested in high income debt instruments in the High Yield Pooled Portfolio. The transfer was accomplished by a tax-free exchange by the fund of investments valued at approximately $16,047,838 with a cost basis of approximately $15,247,550, accrued interest of approximately $311,800 and cash of approximately $105,160 for approximately 1,646,480 shares of the High Yield Pooled Portfolio (valued at approximately $16,464,798). For financial reporting purposes, investments transferred and shares received by the fund were recorded at fair value; however, the cost basis of the investments delivered to the High Yield Pooled Portfolio was carried forward to the shares received. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. The High Yield Pooled Portfolio does not charge a management fee, distribution and/or service fee, or sales charge.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$9,394
Investments (non-U.S. Government securities)	$7,686,515	$8,449,127

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	166,832	$1,710,424	526,863	$5,329,625
Service Class	42,395	428,650	92,471	932,095
	209,227	$2,139,074	619,334	$6,261,720
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	223,776	$2,206,430
Service Class	—	—	50,314	493,576
	—	$—	274,090	$2,700,006
Shares reacquired
Initial Class	(321,458)	$(3,286,379)	(436,307)	$(4,403,488)
Service Class	(113,672)	(1,157,289)	(338,688)	(3,377,399)
	(435,130)	$(4,443,668)	(774,995)	$(7,780,887)

21

MFS Strategic Income Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Net change
Initial Class	(154,626)	$(1,575,955)	314,332	$3,132,567
Service Class	(71,277)	(728,639)	(195,903)	(1,951,728)
	(225,903)	$(2,304,594)	118,429	$1,180,839

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $131 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	—	1,711,326	(74,148)	1,637,178
MFS Institutional Money Market Portfolio	897,164	5,997,815	(6,555,473)	339,506

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$86,014	$—	$304,334	$15,880,626
MFS Institutional Money Market Portfolio	—	—	250	339,506

	$86,014	$—	$304,584	$16,220,132

22

MFS Strategic Income Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2013 by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT II” in the “Products” section of mfs.com.

23

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.